UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.
(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934

Date of fiscal year end: December 31st

Date of reporting period: January 1, 2010 – June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

American Funds HLS Funds

Hartford Series Fund, Inc.

This report is prepared for the general information of contract owners and is not an offer of contracts. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

American Funds Asset Allocation HLS Fund inception 4/30/2008
(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

Performance Overview 4/30/08 - 6/30/10
Growth of $10,000 investment

Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.

Citigroup Broad Investment-Grade Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	Since
	Month†	Year	Inception
American Funds Asset Allocation HLS Fund IB	-5.29%	10.99%	-6.93%
Barclays Capital U.S. Aggregate Index	5.33%	9.50%	6.74%
Citigroup Broad Investment-Grade Bond Index	5.27%	9.03%	7.01%
S&P 500 Index	-6.64%	14.43%	-10.66%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds Asset Allocation HLS Fund returned -5.29% for the six-month period ended June 30, 2010, versus the returns of -6.64% for the S&P 500 Index, 5.27% for the Citigroup Broad Investment-Grade Bond Index and 5.33% for the Barclays Capital U.S. Aggregate Index. The Fund underperformed the -4.37% average return of the Lipper Mixed Asset Target Allocation Growth Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Asset Allocation HLS Fund is directly related to the performance of the American Funds Insurance Series – Asset Allocation Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Asset Allocation Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Asset Allocation HLS Fund’s financial statements.

American Funds Blue Chip Income and Growth HLS Fund
inception 4/30/2008
(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks to produce income exceeding the average yield of U.S. stocks generally (as represented by the average yield on the S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Performance Overview 4/30/08 - 6/30/10
Growth of $10,000 investment

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	Since
	Month†	Year	Inception
American Funds Blue Chip Income and Growth HLS Fund IB	-7.37%	14.99%	-10.03%
S&P 500 Index	-6.64%	14.43%	-10.66%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds Blue Chip Income and Growth HLS Fund returned -7.37% for the six-month period ended June 30, 2010, versus the return of -6.64% for the S&P 500 Index. The Fund outperformed the -7.67% average return of the Lipper Large Cap Core Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Blue Chip Income and Growth HLS Fund is directly related to the performance of the American Funds Insurance Series – Blue Chip Income and Growth Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Blue Chip Income and Growth HLS Fund’s financial statements.

American Funds Bond HLS Fund inception 4/30/2008
(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks to maximize current income and preservation of capital.

Performance Overview 4/30/08 - 6/30/10
Growth of $10,000 investment

Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	Since
	Month†	Year	Inception
American Funds Bond HLS Fund IB	4.49%	10.87%	2.41%
Barclays Capital U.S. Aggregate Index	5.33%	9.50%	6.74%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds Bond HLS Fund returned 4.49% for the six-month period ended June 30, 2010, versus the return of 5.33% for the Barclays Capital U.S. Aggregate Index. The Fund underperformed the 5.45% average return of the Lipper Corporate Debt Funds BBB-Rated VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Bond HLS Fund is directly related to the performance of the American Funds Insurance Series – Bond Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Bond Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Bond HLS Fund’s financial statements.

American Funds Global Bond HLS Fund inception 4/30/2008
(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks a high level of total return over the long term.

Performance Overview 4/30/08 - 6/30/10
Growth of $10,000 investment

Barclays Capital Global Aggregate Index represents the global investment-grade fixed-income bond markets.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	Since
	Month†	Year	Inception
American Funds Global Bond HLS Fund IB	-0.86%	5.85%	3.11%
Barclays Capital Global Aggregate Index	-0.31%	5.00%	3.08%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds Global Bond HLS Fund returned -0.86% for the six-month period ended June 30, 2010, versus the return of -0.31% for the Barclays Capital Global Aggregate Index. The Fund underperformed the 2.10% average return of the Lipper Global Income Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Bond HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Bond Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Bond Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Bond HLS Fund’s financial statements.

American Funds Global Growth and Income HLS Fund inception 4/30/2008
(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks growth of capital over time and current income.

Performance Overview 4/30/08 - 6/30/10
Growth of $10,000 investment

MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indices.

MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure global-developed market equity performance. The index consists of 23 developed-market country indices, including the United States.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	Since
	Month†	Year	Inception
American Funds Global Growth and Income HLS Fund IB	-8.98%	14.87%	-11.45%
MSCI All Country World Index	-9.11%	12.30%	-12.65%
MSCI World Index	-9.56%	10.77%	-13.20%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds Global Growth and Income HLS Fund returned -8.98% for the six-month period ended June 30, 2010, versus the return of -9.11% for the MSCI All Country World Index and -9.56% for the MSCI World Index. The Fund outperformed the -9.38% average return of the Lipper Global Core Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Growth and Income HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Growth and Income Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Growth and Income Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Growth and Income HLS Fund’s financial statements.

American Funds Global Growth HLS Fund inception 4/30/2008
(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks growth of capital.

Performance Overview 4/30/08 - 6/30/10
Growth of $10,000 investment

MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure global-developed market equity performance. The index consists of 23 developed-market country indices, including the United States.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	Since
	Month†	Year	Inception
American Funds Global Growth HLS Fund IB	-10.46%	11.55%	-9.11%
MSCI World Index	-9.56%	10.77%	-13.20%

†      Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds Global Growth HLS Fund returned -10.46% for the six-month period ended June 30, 2010, versus the return of -9.56% for the MSCI World Index. The Fund underperformed the -6.85% average return of the Lipper Global Growth Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Growth HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Growth Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Growth Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Growth HLS Fund’s financial statements.

American Funds Global Small Capitalization HLS Fund inception 4/30/2008
(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks growth of capital over time.

Performance Overview 4/30/08 - 6/30/10
Growth of $10,000 investment

MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of smaller capitalization companies in both developed and emerging markets.

S&P Global < $3 Billion Index has been used since April 2008. The S&P Global indices better reflect the Fund's investment universe because they include both developed and developing countries.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	Since
	Month†	Year	Inception
American Funds Global Small Capitalization HLS Fund IB	-4.57%	20.94%	-10.73%
MSCI All Country World Small Cap Index	-3.36%	23.05%	-6.33%
S&P Global < $3 Billion Index	-3.19%	21.41%	-7.15%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds Global Small Capitalization HLS Fund returned -4.57% for the six-month period ended June 30, 2010, versus the returns of -3.19% for the S&P Global < $3 Billion Index and -3.36% for the MSCI All Country World Small Cap Index. The Fund outperformed the -6.85% average return of the Lipper Global Growth Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Small Capitalization HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Small Capitalization Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Small Capitalization Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Small Capitalization HLS Fund’s financial statements.

American Funds Growth HLS Fund inception 4/30/2008
(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks growth of capital.

Performance Overview 4/30/08 - 6/30/10
Growth of $10,000 investment

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	Since
	Month†	Year	Inception
American Funds Growth HLS Fund IB	-5.60%	16.37%	-11.26%
S&P 500 Index	-6.64%	14.43%	-10.66%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds Growth HLS Fund returned -5.60% for the six-month period ended June 30, 2010, versus the return of -6.64% for the S&P 500 Index. The Fund outperformed the -6.48% average return of the Lipper Multi-Cap Growth Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Growth HLS Fund is directly related to the performance of the American Funds Insurance Series – Growth Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Growth Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Growth HLS Fund’s financial statements.

American Funds Growth-Income HLS Fund inception 4/30/2008
(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks growth of capital and income over time.

Performance Overview 4/30/08 - 6/30/10
Growth of $10,000 investment

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	Since
	Month†	Year	Inception
American Funds Growth-Income HLS Fund IB	-9.17%	10.38%	-11.21%
S&P 500 Index	-6.64%	14.43%	-10.66%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds Growth-Income HLS Fund returned -9.17% for the six-month period ended June 30, 2010, versus the return of -6.64% for the S&P 500 Index. The Fund underperformed the -6.10% average return of the Lipper Multi-Cap Core Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Growth-Income HLS Fund is directly related to the performance of the American Funds Insurance Series – Growth-Income Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Growth-Income Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Growth-Income HLS Fund’s financial statements.

American Funds International HLS Fund inception 4/30/2008
(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks growth of capital over time.

Performance Overview 4/30/08 - 6/30/10
Growth of $10,000 investment

MSCI All Country World Free ex U.S. Index is a broad-based, unmanaged, market capitalization-weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	Since
	Month†	Year	Inception
American Funds International HLS Fund IB	-13.42%	7.43%	-12.29%
MSCI All Country World Free ex U.S. Index	-10.80%	10.87%	-14.11%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds International HLS Fund returned -13.42% for the six-month period ended June 30, 2010, versus the return of -10.80% for the MSCI All Country World Free ex U.S. Index. The Fund underperformed the -12.51% average return of the Lipper International Core Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds International HLS Fund is directly related to the performance of the American Funds Insurance Series – International Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – International Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds International HLS Fund’s financial statements.

American Funds New World HLS Fund inception 4/30/2008
(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks growth of capital over time.

Performance Overview 4/30/08 - 6/30/10
Growth of $10,000 investment

MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indices.

MSCI Emerging Markets Index is a free float adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets, consisting of 24 emerging market country indices.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	Since
	Month†	Year	Inception
American Funds New World HLS Fund IB	-5.40%	17.82%	-7.37%
MSCI All Country World Index	-9.11%	12.30%	-12.65%
MSCI Emerging Markets Index	-6.04%	23.48%	-8.87%

†     Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds New World HLS Fund returned -5.40% for the six-month period ended June 30, 2010, versus the returns of -9.11% for the MSCI All Country World Index and -6.04% for the MSCI Emerging Markets Index. The Fund outperformed the -6.44% average return of the Lipper Emerging Markets Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds New World HLS Fund is directly related to the performance of the American Funds Insurance Series – New World Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – New World Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds New World HLS Fund’s financial statements.

American Funds Asset Allocation HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)
Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,321	American Funds Insurance Series - Asset
	Allocation Fund Class I		$46,324

	Total investment companies
	(cost $44,897)		$46,324

	Total investments
	(cost $44,897) ▲	100.0%	$46,324
	Other assets and liabilities	–%	(6)
	Total net assets	100.0%	$46,318

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $46,105 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$219
Unrealized Depreciation	—
Net Unrealized Appreciation	$219

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$46,324
Total	$46,324

American Funds Blue Chip Income and Growth HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,394	American Funds Insurance Series - Blue
	Chip Income and Growth Fund Class 1		$26,304

	Total investment companies
	(cost $24,398)		$26,304

	Total investments
	(cost $24,398) ▲	100.0%	$26,304
	Other assets and liabilities	–%	(4)
	Total net assets	100.0%	$26,300

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $25,137 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,167
Unrealized Depreciation	—
Net Unrealized Appreciation	$1,167

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$26,304
Total	$26,304

The accompanying notes are an integral part of these financial statements.

American Funds Bond HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
19,436	American Funds Insurance Series - Bond
	Fund Class 1		$209,128

	Total investment companies
	(cost $196,822)		$209,128

	Total investments
	(cost $196,822) ▲	100.0%	$209,128
	Other assets and liabilities	–%	(17)
	Total net assets	100.0%	$209,111

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $197,396 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,732
Unrealized Depreciation	—
Net Unrealized Appreciation	$11,732

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$209,128
Total	$209,128

American Funds Global Bond HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,258	American Funds Insurance Series - Global
	Bond Fund Class 1		$37,269

	Total investment companies
	(cost $35,335)		$37,269

	Total investments
	(cost $35,335) ▲	100.0%	$37,269
	Other assets and liabilities	–%	(4)
	Total net assets	100.0%	$37,265

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $35,772 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,497
Unrealized Depreciation	—
Net Unrealized Appreciation	$1,497

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$37,269
Total	$37,269

The accompanying notes are an integral part of these financial statements.

American Funds Global Growth and Income HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
9,394	American Funds Insurance Series - Global
	Growth and Income Fund Class 1		$77,687

	Total investment companies
	(cost $73,674)		$77,687

	Total investments
	(cost $73,674) ▲	100.0%	$77,687
	Other assets and liabilities	–%	(5)
	Total net assets	100.0%	$77,682

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $74,627 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,060
Unrealized Depreciation	—
Net Unrealized Appreciation	$3,060

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$77,687
Total	$77,687

American Funds Global Growth HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
1,578	American Funds Insurance Series - Global
	Growth Fund Class 1		$27,668

	Total investment companies
	(cost $26,615)		$27,668

	Total investments
	(cost $26,615) ▲	100.0%	$27,668
	Other assets and liabilities	–%	(6)
	Total net assets	100.0%	$27,662

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $27,764 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(96)
Net Unrealized Depreciation	$(96)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$27,668
Total	$27,668

The accompanying notes are an integral part of these financial statements.

American Funds Global Small Capitalization HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,334	American Funds Insurance Series - Global
	Small Capitalization Fund Class 1		$56,640

	Total investment companies
	(cost $46,132)		$56,640

	Total investments
	(cost $46,132) ▲	100.0%	$56,640
	Other assets and liabilities	–%	(6)
	Total net assets	100.0%	$56,634

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $48,202 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,438
Unrealized Depreciation	—
Net Unrealized Appreciation	$8,438

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$56,640
Total	$56,640

American Funds Growth HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
6,506	American Funds Insurance Series - Growth
	Fund Class 1		$285,431

	Total investment companies
	(cost $263,902)		$285,431

	Total investments
	(cost $263,902) ▲	100.0%	$285,431
	Other assets and liabilities	–%	(15)
	Total net assets	100.0%	$285,416

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $267,572 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$17,859
Unrealized Depreciation	—
Net Unrealized Appreciation	$17,859

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$285,431
Total	$285,431

The accompanying notes are an integral part of these financial statements.

American Funds Growth-Income HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
5,362	American Funds Insurance Series -
	Growth-Income Fund Class 1		$152,719

	Total investment companies
	(cost $150,012)		$152,719

	Total investments
	(cost $150,012) ▲	100.0%	$152,719
	Other assets and liabilities	–%	(14)
	Total net assets	100.0%	$152,705

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $150,715 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,004
Unrealized Depreciation	—
Net Unrealized Appreciation	$2,004

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$152,719
Total	$152,719

American Funds International HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)
Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
12,940	American Funds Insurance Series -
	International Fund Class 1		$191,382

	Total investment companies
	(cost $189,631)		$191,382

	Total investments
	(cost $189,631) ▲	100.0%	$191,382
	Other assets and liabilities	–%	(9)
	Total net assets	100.0%	$191,373

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $193,576 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(2,194)
Net Unrealized Depreciation	$(2,194)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$191,382
Total	$191,382

The accompanying notes are an integral part of these financial statements.

American Funds New World HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)
Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
2,823	American Funds Insurance Series - New
	World Fund Class 1		$53,377

	Total investment companies
	(cost $46,629)		$53,377

	Total investments
	(cost $46,629) ▲	100.0%	$53,377
	Other assets and liabilities	–%	(3)
	Total net assets	100.0%	$53,374

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $48,384 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,993
Unrealized Depreciation	—
Net Unrealized Appreciation	$4,993

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$53,377
Total	$53,377

The accompanying notes are an integral part of these financial statements.

[This page is intentionally left blank]

Hartford Series Fund, Inc.
Statements of Assets and Liabilities
June 30, 2010 (Unaudited)
(000’s Omitted)

		American Funds
		Blue Chip
	American Funds	Income and	American Funds
	Asset Allocation	Growth	Bond
	HLS Fund	HLS Fund	HLS Fund
Assets:
Investments in securities, at market value @	$46,324	$26,304	$209,128
Receivables:
Investment securities sold	34	—	—
Fund shares sold	15	13	503
Other assets	7	5	20
Total assets	46,380	26,322	209,651
Liabilities:
Payables:
Investment securities purchased	—	11	477
Fund shares redeemed	49	2	26
Investment management fees	7	4	23
Distribution fees	3	2	11
Accrued expenses	3	3	3
Total liabilities	62	22	540
Net assets	$46,318	$26,300	$209,111
Summary of Net Assets:
Capital stock and paid-in-capital	$45,499	$24,895	$192,372
Accumulated undistributed net investment income	948	449	5,284
Accumulated net realized loss on investments	(1,556)	(950)	(851)
Unrealized appreciation of investments	1,427	1,906	12,306
Net assets	$46,318	$26,300	$209,111
Shares authorized	200,000	200,000	200,000
Par value	$0.001	$0.001	$0.001
Class IB: Net asset value per share	$8.38	$7.81	$10.28
Shares outstanding	5,525	3,365	20,338
Net assets	$46,318	$26,300	$209,111
@ Cost of securities	$44,897	$24,398	$196,822

The accompanying notes are an integral part of these financial statements.

	American Funds		American Funds
American Funds	Global Growth	American Funds	Global Small	American Funds	American Funds	American Funds	American Funds
Global Bond	and Income	Global Growth	Capitalization	Growth	Growth-Income	International	New World
HLS Fund	HLS Fund	HLS Fund	HLS Fund	HLS Fund	HLS Fund	HLS Fund	HLS Fund

$37,269	$77,687	$27,668	$56,640	$285,431	$152,719	$191,382	$53,377

—	—	—	—	—	—	161	—
16	57	16	89	208	172	105	95
8	17	6	11	55	23	43	17
37,293	77,761	27,690	56,740	285,694	152,914	191,691	53,489

11	53	13	80	140	151	—	83
5	4	3	10	68	21	266	13
6	14	6	10	49	24	37	13
2	4	2	3	17	9	11	3
4	4	4	3	4	4	4	3
28	79	28	106	278	209	318	115
$37,265	$77,682	$27,662	$56,634	$285,416	$152,705	$191,373	$53,374

$35,100	$74,176	$27,799	$47,889	$270,816	$152,551	$190,323	$48,216
496	2,075	332	651	58	221	3,145	720
(265)	(2,582)	(1,522)	(2,414)	(6,987)	(2,774)	(3,846)	(2,310)
1,934	4,013	1,053	10,508	21,529	2,707	1,751	6,748
$37,265	$77,682	$27,662	$56,634	$285,416	$152,705	$191,373	$53,374
200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000
$0.001	$0.001	$0.001	$0.001	$0.001	$0.001	$0.001	$0.001
$10.38	$7.55	$7.90	$7.76	$7.51	$7.45	$7.36	$8.32
3,590	10,285	3,499	7,300	37,993	20,500	26,018	6,413
$37,265	$77,682	$27,662	$56,634	$285,416	$152,705	$191,373	$53,374
$35,335	$73,674	$26,615	$46,132	$263,902	$150,012	$189,631	$46,629
The accompanying notes are an integral part of these financial statements.

Hartford Series Fund, Inc.
Statements of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

		American Funds
		Blue Chip
	American Funds	Income and	American Funds
	Asset Allocation	Growth	Bond
	HLS Fund	HLS Fund	HLS Fund
Investment Income:
Dividends from underlying funds	$199	$88	$1,193
Total investment income	199	88	1,193

Expenses:
Investment management fees	158	107	492
Distribution fees - Class IB	61	36	246
Custodian fees	—	—	1
Accounting services fees	3	1	10
Board of Directors' fees	1	1	2
Audit fees	3	3	3
Other expenses	2	3	25
Total expenses (before waivers)	228	151	779
Expense waivers	(97)	(71)	(246)
Total waivers	(97)	(71)	(246)
Total expenses, net	131	80	533
Net investment income (loss)	68	8	660

Net Realized Gain (Loss) on Investments:
Net realized gain (loss) on investments in underlying funds	(348)	(211)	(276)

Net Changes in Unrealized Appreciation of Investments:
Net unrealized appreciation (depreciation) of investments	(2,286)	(1,906)	8,304
Net Gain (Loss) on Investments	(2,634)	(2,117)	8,028
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,566)	$(2,109)	$8,688

The accompanying notes are an integral part of these financial statements.

	American Funds		American Funds
American Funds	Global Growth	American Funds	Global Small	American Funds	American Funds	American Funds	American Funds
Global Bond	and Income	Global Growth	Capitalization	Growth	Growth-Income	International	New World
HLS Fund	HLS Fund	HLS Fund	HLS Fund	HLS Fund	HLS Fund	HLS Fund	HLS Fund

$198	$707	$130	$813	$681	$517	$1,589	$291
198	707	130	813	681	517	1,589	291

143	342	151	246	1,140	588	847	316
48	107	38	77	380	210	249	72
—	—	—	—	—	1	—	1
2	4	1	3	15	9	10	3
1	2	1	1	3	2	2	1
3	3	3	3	4	3	3	3
3	3	2	10	29	13	27	2
200	461	196	340	1,571	826	1,138	398
(95)	(235)	(113)	(169)	(760)	(378)	(597)	(245)
(95)	(235)	(113)	(169)	(760)	(378)	(597)	(245)
105	226	83	171	811	448	541	153
93	481	47	642	(130)	69	1,048	138

141	(1,630)	(373)	(344)	(3,318)	(2,071)	(615)	(554)

(586)	(6,784)	(2,928)	(2,937)	(13,523)	(13,424)	(29,743)	(2,716)
(445)	(8,414)	(3,301)	(3,281)	(16,841)	(15,495)	(30,358)	(3,270)
$(352)	$(7,933)	$(3,254)	$(2,639)	$(16,971)	$(15,426)	$(29,310)	$(3,132)

The accompanying notes are an integral part of these financial statements.

Hartford Series Fund, Inc.

Statements of Changes in Net Assets
(000's Omitted)

	American Funds		American Funds
	Asset Allocation		Blue Chip Income and Growth
	HLS Fund		HLS Fund
	For the		For the
	Six-Month	For the	Six-Month	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,
	(Unaudited)	2009	(Unaudited)	2009
Operations:
Net investment income	$68	$880	$8	$441
Net realized gain (loss) on investments	(348)	(1,208)	(211)	(629)
Net unrealized appreciation (depreciation) of investments	(2,286)	9,237	(1,906)	6,730
Net increase (decrease) in net assets resulting from operations	(2,566)	8,909	(2,109)	6,542
Distributions to Shareholders:
From net investment income
Class IB	—	(708)	—	(304)
From net realized gain on investments
Class IB	—	(172)	—	(134)
Total distributions	—	(880)	—	(438)
Capital Share Transactions:
Class IB
Sold	4,033	19,805	2,357	12,256
Issued on reinvestment of distributions	—	880	—	438
Redeemed	(3,717)	(6,458)	(2,978)	(2,950)
Net increase (decrease) from capital share transactions	316	14,227	(621)	9,744
Net increase (decrease) in net assets	(2,250)	22,256	(2,730)	15,848
Net Assets:
Beginning of period	48,568	26,312	29,030	13,182
End of period	$46,318	$48,568	$26,300	$29,030
Accumulated undistributed (distribution in excess of) net investment income	$948	$880	$449	$441
Shares:
Class IB
Sold	457	2,619	278	1,842
Issued on reinvestment of distributions	—	107	—	57
Redeemed	(419)	(838)	(354)	(415)
Total share activity	38	1,888	(76)	1,484

The accompanying notes are an integral part of these financial statements.

American Funds		American Funds		American Funds		American Funds
Bond		Global Bond		Global Growth and Income		Global Growth
HLS Fund		HLS Fund		HLS Fund		HLS Fund
For the		For the		For the		For the
Six-Month	For the	Six-Month	For the	Six-Month	For the	Six-Month	For the
Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,
(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009

$660	$4,624	$93	$403	$481	$1,594	$47	$285
(276)	(328)	141	(15)	(1,630)	(935)	(373)	(1,113)
8,304	9,960	(586)	2,709	(6,784)	24,092	(2,928)	9,500
8,688	14,256	(352)	3,097	(7,933)	24,751	(3,254)	8,672

—	(3,303)	—	(966)	—	(1,283)	—	(408)

—	(8)	—	—	—	(23)	—	(349)
—	(3,311)	—	(966)	—	(1,306)	—	(757)

30,688	109,784	4,923	17,624	4,908	25,994	3,166	11,058
—	3,311	—	966	—	1,306	—	757
(11,815)	(10,087)	(5,839)	(4,574)	(8,055)	(6,048)	(2,707)	(4,763)
18,873	103,008	(916)	14,016	(3,147)	21,252	459	7,052
27,561	113,953	(1,268)	16,147	(11,080)	44,697	(2,795)	14,967

181,550	67,597	38,533	22,386	88,762	44,065	30,457	15,490
$209,111	$181,550	$37,265	$38,533	$77,682	$88,762	$27,662	$30,457
$5,284	$4,624	$496	$403	$2,075	$1,594	$332	$285

3,062	11,643	469	1,765	597	4,119	367	1,566
—	346	—	95	—	177	—	94
(1,174)	(1,067)	(559)	(453)	(1,009)	(874)	(318)	(629)
1,888	10,922	(90)	1,407	(412)	3,422	49	1,031

The accompanying notes are an integral part of these financial statements

Hartford Series Fund, Inc.

Statements of Changes in Net Assets – (continued)
(000's Omitted)

	American Funds		American Funds
	Global Small Capitalization		Growth
	HLS Fund		HLS Fund
	For the		For the
	Six-Month	For the	Six-Month	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,
	(Unaudited)	2009	(Unaudited)	2009
Operations:
Net investment income (loss)	$642	$9	$(130)	$988
Net realized loss on investments	(344)	(2,053)	(3,318)	(3,610)
Net unrealized appreciation (depreciation) of investments	(2,937)	21,509	(13,523)	78,080
Net increase (decrease) in net assets resulting from operations	(2,639)	19,465	(16,971)	75,458
Distributions to Shareholders:
From net investment income
Class IB	—	(27)	—	(1,044)
From net realized gain on investments
Class IB	—	(355)	—	(2,508)
Total distributions	—	(382)	—	(3,552)
Capital Share Transactions:
Class IB
Sold	6,916	29,463	22,228	115,449
Issued on reinvestment of distributions	—	382	—	3,552
Redeemed	(9,162)	(7,216)	(16,500)	(17,136)
Net increase (decrease) from capital share transactions	(2,246)	22,629	5,728	101,865
Net increase (decrease) in net assets	(4,885)	41,712	(11,243)	173,771
Net Assets:
Beginning of period	61,519	19,807	296,659	122,888
End of period	$56,634	$61,519	$285,416	$296,659
Accumulated undistributed (distribution in excess of) net investment income	$651	$9	$58	$188
Shares:
Class IB
Sold	838	4,682	2,753	18,078
Issued on reinvestment of distributions	—	53	—	483
Redeemed	(1,105)	(1,055)	(2,040)	(2,450)
Total share activity	(267)	3,680	713	16,111

The accompanying notes are an integral part of these financial statements

American Funds		American Funds		American Funds
Growth-Income		International		New World
HLS Fund		HLS Fund		HLS Fund
For the		For the		For the
Six-Month	For the	Six-Month	For the	Six-Month	For the
Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,
(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009

$69	$1,902	$1,048	$2,097	$138	$582
(2,071)	(660)	(615)	(3,055)	(554)	(1,702)
(13,424)	36,393	(29,743)	53,947	(2,716)	17,641
(15,426)	37,635	(29,310)	52,989	(3,132)	16,521

—	(2,102)	—	(2,217)	—	(495)

—	(849)	—	(1,535)	—	(336)
—	(2,951)	—	(3,752)	—	(831)

11,180	66,615	29,412	80,354	6,404	24,600
—	2,951	—	3,752	—	831
(11,739)	(9,599)	(5,987)	(14,910)	(8,476)	(6,476)
(559)	59,967	23,425	69,196	(2,072)	18,955
(15,985)	94,651	(5,885)	118,433	(5,204)	34,645

168,690	74,039	197,258	78,825	58,578	23,933
$152,705	$168,690	$191,373	$197,258	$53,374	$58,578
$221	$152	$3,145	$2,097	$720	$582

1,364	9,935	3,565	11,739	733	3,453
—	375	—	483	—	106
(1,434)	(1,329)	(766)	(1,946)	(978)	(888)
(70)	8,981	2,799	10,276	(245)	2,671

The accompanying notes are an integral part of these financial statements

Hartford Series Fund, Inc.
Notes to Financial Statements
June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

The Hartford HLS Funds serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end management investment company comprised of twenty-nine portfolios, eleven portfolios of which are included in these financial statements (each a “Fund” or together the “Funds”). They are American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund and American Funds New World HLS Fund.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). Each Fund is organized as a diversified open-end management investment company, except for American Funds Global Bond HLS Fund, which is non-diversified.

The Funds operate in the manner of fund of funds, investing in shares of underlying mutual funds (the “Underlying Funds”). Each Underlying Fund is offered by American Funds Insurance Series, and is a registered open-end investment company. The Funds and their related Underlying Funds are listed below:

Fund	Underlying Fund
American Funds Asset Allocation HLS Fund	Asset Allocation Fund Class 1
American Funds Blue Chip Income and Growth HLS Fund	Blue Chip Income and Growth Fund Class 1
American Funds Bond HLS Fund	Bond Fund Class 1
American Funds Global Bond HLS Fund	Global Bond Fund Class 1
American Funds Global Growth and Income HLS Fund	Global Growth and Income Fund Class 1
American Funds Global Growth HLS Fund	Global Growth Fund Class 1
American Funds Global Small Capitalization HLS Fund	Global Small Capitalization Fund Class 1
American Funds Growth HLS Fund	Growth Fund Class 1
American Funds Growth-Income HLS Fund	Growth-Income Fund Class 1
American Funds International HLS Fund	International Fund Class 1
American Funds New World HLS Fund	New World Fund Class 1

The Underlying Funds’ accounting policies are outlined in the Underlying Funds’ most current annual or semiannual report, which accompanies this report.

Class IB shares of the Funds are offered at the per share net asset value (“NAV”) without a sales charge and are subject to distribution fees charged pursuant to a Distribution and Service Plan. The Distribution and Service Plan has been adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Funds, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Income and capital gain distributions from Underlying Funds are recorded on the ex-dividend date.

b)
Security Valuation – Investments in the Underlying Funds are valued at the respective NAV of each Underlying Fund at the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern Time, referred to as the “Valuation Time”) on the valuation date. Valuation of securities held by the Underlying Funds is discussed in Notes to Financial Statements of the Underlying Funds, which are included in the Underlying Funds’ annual or semi-annual report, accompanying this report.

Various inputs can be used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETF’s, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the security. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and that are valued using third party pricing services; foreign equities, whose value is determined using a multi-factor regression model with inputs that are observable in the market; and money market instruments, which are carried at amortized cost.

•
Level 3 – Significant unobservable inputs that are supported by little or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity. This category may include securities where trading has been halted or there are certain restrictions on trading. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

During the six-month period ended June 30, 2010, the Funds held no Level 3 securities, therefore no reconciliation of Level 3 securities is presented.

Refer to the Investment Valuation Hierarchy Level Summary found following the Schedule of Investments of each Fund.

c)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Funds’ shares are executed in accordance with the investment instructions of the contract holders. The NAV of each Fund’s shares is determined as of

Hartford Series Fund, Inc.
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

the close of each business day of the Exchange. The NAV is determined for each Fund by dividing the Fund’s net assets by the number of shares outstanding. Orders for the purchase of a Fund’s shares received by an insurance company prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Funds’ Board of Directors based upon the investment performance of the Funds. The policy of all Funds is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments and short-term capital gain adjustments. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Funds’ capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

d)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

e)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporate Law and the federal securities laws. In addition, the Company, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders and otherwise complying with the requirements of RICs. The Funds have distributed substantially all of their income and capital gains in the prior year and each Fund intends to distribute substantially all of its income and gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments and short-term capital gain adjustments. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the net investment income (loss) or net realized gains (losses) were recorded by a Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Funds for the periods indicated is as follows (as adjusted for dividends payable):

				For the Period April 30,
				2008 (Commencement of
	For the Year Ended			Operations) through
	December 31, 2009			December 31, 2008
		Long-	Tax		Long-	Tax
		Term	return		Term	return
	Ordinary	Capital	of	Ordinary	Capital	of
	Income	Gains(a)	capital	Income	Gains(a)	capital
American Funds Asset Allocation HLS Fund	$708	$172	$—	$—	$—	$—
American Funds Blue Chip Income and Growth HLS Fund	304	134	—	—	—	—
American Funds Bond HLS Fund	3,303	8	—	—	—	—
American Funds Global Bond HLS Fund	966	—	—	—	—	—
American Funds Global Growth and Income HLS Fund	1,283	23	—	—	—	—
American Funds Global Growth HLS Fund	408	349	—	—	—	—
American Funds Global Small Capitalization HLS Fund	27	355	—	—	—	—
American Funds Growth HLS Fund	1,044	2,508	—	1,500	—	—
American Funds Growth-Income HLS Fund	2,102	849	—	1,200	—	—
American Funds International HLS Fund	2,217	1,535	—	—	—	—
American Funds New World HLS Fund	495	336	—	—	—	—

(a)	The Funds designate these distributions as long-term capital dividends per IRC code Sec. 852(b) (3) (C).

As of December 31, 2009, the components of distributable earnings (deficit) on tax basis were as follows:

					Total
	Undistributed	Undistributed	Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Capital and Other	Appreciation	Earnings
	Income	Capital Gain	Losses	(Depreciation)@	(Deficit)
American Funds Asset Allocation HLS Fund	$880	$–	$–	$2,505	$3,385
American Funds Blue Chip Income and Growth HLS Fund	441	–	–	3,073	3,514
American Funds Bond HLS Fund	4,623	–	–	3,428	8,051
American Funds Global Bond HLS Fund	403	31	–	2,083	2,517
American Funds Global Growth and Income HLS Fund	1,595	–	–	9,844	11,439
American Funds Global Growth HLS Fund	285	–	–	2,832	3,117
American Funds Global Small Capitalization HLS Fund	9	–	–	11,375	11,384
American Funds Growth HLS Fund	189	–	–	31,382	31,571
American Funds Growth-Income HLS Fund	152	–	–	15,428	15,580
American Funds International HLS Fund	2,097	714	–	27,549	30,360
American Funds New World HLS Fund	581	–	–	7,709	8,290

@	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses.

Hartford Series Fund, Inc.
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

d)
Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of a Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Funds recorded no reclassifications.

e)	Capital Loss Carryforward – The Funds had no capital loss carryforwards for U.S. federal income tax purposes as of December 31, 2009.

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

4.	Expenses:

a)
Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Funds pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for each Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Funds.

The schedule below reflects the rates of compensation as a percentage of each Fund’s average daily net assets paid to HL Advisors for investment management services rendered during the six-month period ended June 30, 2010. The rates are accrued daily and paid monthly:

Fund	Annual Rate*
American Funds Asset Allocation HLS Fund	0.65%
American Funds Blue Chip Income and Growth HLS Fund	0.75%
American Funds Bond HLS Fund	0.50%
American Funds Global Bond HLS Fund	0.75%
American Funds Global Growth and Income HLS Fund	0.80%
American Funds Global Growth HLS Fund	1.00%
American Funds Global Small Capitalization HLS Fund	0.80%
American Funds Growth HLS Fund	0.75%
American Funds Growth-Income HLS Fund	0.70%
American Funds International HLS Fund	0.85%
American Funds New World HLS Fund	1.10%

*
HL Advisors has entered into an agreement under which it will waive a portion of its investment management fee with respect to each Fund for as long as that Fund is invested in its corresponding Underlying Fund. The net investment management fee under the agreement with HL Advisors, after giving effect to the waiver, is 0.25% of the average daily net assets for each Fund.

b)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Funds, HLIC provides accounting services to the Funds and receives monthly compensation of 0.01% of each Fund’s average daily net assets. These fees are accrued daily and paid monthly.

c)
Other Related Party Transactions – Certain officers of the Funds are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Funds’ chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Funds in aggregate was in the amount of $3. These fees are accrued daily and paid monthly.

d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund in proportion to the average daily net assets of each Fund, except where allocation of certain expenses is more fairly made directly to the Fund.

e)
Distribution Plan for Class IB shares – The Company, on behalf of the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, each Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that each Fund may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, each Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

5.	Investment Transactions:

For the six-month period ended June 30, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

	Cost of Purchases	Sales Proceeds
	Excluding U.S.	Excluding U.S.
	Government	Government
	Obligations	Obligations
American Funds Asset Allocation HLS Fund	$2,968	$2,592
American Funds Blue Chip Income and Growth HLS Fund	1,527	2,147
American Funds Bond HLS Fund	25,413	5,900
American Funds Global Bond HLS Fund	3,454	4,285
American Funds Global Growth and Income HLS Fund	3,366	6,048
American Funds Global Growth HLS Fund	2,260	1,761
American Funds Global Small Capitalization HLS Fund	4,909	6,523
American Funds Growth HLS Fund	14,245	8,690
American Funds Growth-Income HLS Fund	6,179	6,692
American Funds International HLS Fund	25,836	1,394
American Funds New World HLS Fund	3,846	5,793

Hartford Series Fund, Inc.
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

6.	Line of Credit:

The Funds participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all Funds participating in the line of credit based on average net assets of the Funds. During the six-month period ended June 30, 2010, the Funds did not have any borrowings under this facility.

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Hartford Series Fund, Inc.
Financial Highlights

	─ Selected Per-Share Data(A) ─									─ Ratios and Supplemental Data ─
			Net
			Realized
			and Un-			Distrib-		Net					Ratio of		Ratio of
		Net	realized		Dividends	utions		Increase					Expenses to		Expenses to		Ratio of Net
	Net Asset	Invest-	Gain		from Net	from		(Decrease)	Net Asset				Average		Average		Investment
	Value at	ment	(Loss) on	Total from	Invest-	Realized	Total	in Net	Value at			Net Assets	Net Assets		Net Assets		Income to		Portfolio
	Beginning	Income	Invest-	Investment	ment	Capital	Distri-	Asset	End of	Total		at End of	Before		After		Average Net		Turnover
Class	of Period	(Loss)	ments	Operations	Income	Gains	butions	Value	Period	Return(B)		Period	Waivers(C)		Waivers(C)		Assets		Rate
American Funds Asset Allocation HLS Fund
For the Six-Month Period Ended June 30, 2010(D) (Unaudited)
IB	$8.85	$0.01	$(0.48)	$(0.47)	$–	$–	$–	$(0.47)	$8.38	(5.29	)%(E)	$46,318	0.94	%(F)	0.54	%(F)	0.28	%(F)	5%
For the Year Ended December 31, 2009(D)
IB	7.31	0.18	1.53	1.71	(0.14)	(0.03)	(0.17)	1.54	8.85	23.59		48,568	0.95		0.55		2.33		8
From (commencement of operations) April 30, 2008 through December 31, 2008
IB(G)	10.00	0.19	(2.88)	(2.69)	–	–	–	(2.69)	7.31	(26.88	)(E)	26,312	0.99	(F)	0.59	(F)	8.02	(F)	–
American Funds Blue Chip Income and Growth HLS Fund
For the Six-Month Period Ended June 30, 2010(D) (Unaudited)
IB	8.44	–	(0.63)	(0.63)	–	–	–	(0.63)	7.81	(7.37	)(E)	26,300	1.05	(F)	0.55	(F)	0.06	(F)	5
For the Year Ended December 31, 2009(D)
IB	6.74	0.15	1.68	1.83	(0.09)	(0.04)	(0.13)	1.70	8.44	27.46		29,030	1.07		0.57		2.06		6
From (commencement of operations) April 30, 2008 through December 31, 2008
IB(G)	10.00	0.14	(3.40)	(3.26)	–	–	–	(3.26)	6.74	(32.64	)(E)	13,182	1.17	(F)	0.67	(F)	6.79	(F)	3
American Funds Bond HLS Fund
For the Six-Month Period Ended June 30, 2010(D) (Unaudited)
IB	9.84	0.03	0.41	0.44	–	–	–	0.44	10.28	4.49	(E)	209,111	0.79	(F)	0.54	(F)	0.67	(F)	3
For the Year Ended December 31, 2009(D)
IB	8.98	0.35	0.74	1.09	(0.23)	–	(0.23)	0.86	9.84	12.23		181,550	0.78		0.53		3.75		2
From (commencement of operations) April 30, 2008 through December 31, 2008
IB(G)	10.00	0.44	(1.46)	(1.02)	–	–	–	(1.02)	8.98	(10.21	)(E)	67,597	0.80	(F)	0.55	(F)	16.32	(F)	5
American Funds Global Bond HLS Fund
For the Six-Month Period Ended June 30, 2010(D) (Unaudited)
IB	10.47	0.03	(0.12)	(0.09)	–	–	–	(0.09)	10.38	(0.86	)(E)	37,265	1.04	(F)	0.54	(F)	0.49	(F)	9
For the Year Ended December 31, 2009(D)
IB	9.85	0.13	0.79	0.92	(0.30)	–	(0.30)	0.62	10.47	9.43		38,533	1.06		0.56		1.29		5
From (commencement of operations) April 30, 2008 through December 31, 2008
IB(G)	10.00	0.42	(0.57)	(0.15)	–	–	–	(0.15)	9.85	(1.51	)(E)	22,386	1.10	(F)	0.60	(F)	13.11	(F)	42
American Funds Global Growth and Income HLS Fund
For the Six-Month Period Ended June 30, 2010(D) (Unaudited)
IB	8.30	0.05	(0.80)	(0.75)	–	–	–	(0.75)	7.55	(8.98	)(E)	77,682	1.08	(F)	0.53	(F)	1.12	(F)	4
For the Year Ended December 31, 2009(D)
IB	6.06	0.16	2.21	2.37	(0.13)	–	(0.13)	2.24	8.30	39.37		88,762	1.09		0.54		2.39		3
From (commencement of operations) April 30, 2008 through December 31, 2008
IB(G)	10.00	0.17	(4.11)	(3.94)	–	–	–	(3.94)	6.06	(39.43	)(E)	44,065	1.11	(F)	0.56	(F)	8.24	(F)	–
American Funds Global Growth HLS Fund
For the Six-Month Period Ended June 30, 2010(D) (Unaudited)
IB	8.83	0.01	(0.94)	(0.93)	–	–	–	(0.93)	7.90	(10.46	)(E)	27,662	1.30	(F)	0.55	(F)	0.32	(F)	6
For the Year Ended December 31, 2009(D)
IB	6.40	0.09	2.57	2.66	(0.12)	(0.11)	(0.23)	2.43	8.83	41.78		30,457	1.32		0.57		1.24		12
From (commencement of operations) April 30, 2008 through December 31, 2008
IB(G)	10.00	0.15	(3.75)	(3.60)	–	–	–	(3.60)	6.40	(35.95	)(E)	15,490	1.37	(F)	0.62	(F)	5.68	(F)	–
American Funds Global Small Capitalization HLS Fund
For the Six-Month Period Ended June 30, 2010(D) (Unaudited)
IB	8.13	0.09	(0.46)	(0.37)	–	–	–	(0.37)	7.76	(4.57	)(E)	56,634	1.10	(F)	0.55	(F)	2.09	(F)	8
For the Year Ended December 31, 2009(D)
IB	5.10	–	3.08	3.08	–	(0.05)	(0.05)	3.03	8.13	60.77		61,519	1.10		0.55		0.02		10
From (commencement of operations) April 30, 2008 through December 31, 2008
IB(G)	10.00	(0.01)	(4.89)	(4.90)	–	–	–	(4.90)	5.10	(49.04	)(E)	19,807	1.16	(F)	0.61	(F)	(0.62	)(F)	–

	─ Selected Per-Share Data(A) ─									─Ratios and Supplemental Data ─
			Net
			Realized
			and Un-			Distrib-		Net					Ratio of		Ratio of
		Net	realized		Dividends	utions		Increase					Expenses to		Expenses to		Ratio of Net
	Net Asset	Invest-	Gain		from Net	from		(Decrease)	Net Asset				Average		Average		Investment
	Value at	ment	(Loss) on	Total from	Invest-	Realized	Total	in Net	Value at			Net Assets at	Net Assets		Net Assets		Income to		Portfolio
	Beginning	Income	Invest-	Investment	ment	Capital	Distri-	Asset	End of	Total		End of	Before		After		Average Net		Turnover
Class	of Period	(Loss)	ments	Operations	Income	Gains	butions	Value	Period	Return(B)		Period	Waivers(C)		Waivers(C)		Assets		Rate
American Funds Growth HLS Fund
For the Six-Month Period Ended June 30, 2010(D) (Unaudited)
IB	$7.96	$–	$(0.45)	$(0.45)	$–	$–	$–	$(0.45)	$7.51	(5.60	)%(E)	$285,416	1.03	%(F)	0.53	%(F)	(0.09	)%(F)	3%
For the Year Ended December 31, 2009(D)
IB	5.81	0.03	2.22	2.25	(0.03)	(0.07)	(0.10)	2.15	7.96	39.02		296,659	1.03		0.53		0.47		3
From (commencement of operations) April 30, 2008 through December 31, 2008
IB(G)	10.00	0.07	(4.18)	(4.11)	(0.08)	–	(0.08)	(4.19)	5.81	(41.18	)(E)	122,888	1.03	(F)	0.53	(F)	3.39	(F)	–
American Funds Growth-Income HLS Fund
For the Six-Month Period Ended June 30, 2010(D) (Unaudited)
IB	8.20	–	(0.75)	(0.75)	–	–	–	(0.75)	7.45	(9.17	)(E)	152,705	0.98	(F)	0.53	(F)	0.08	(F)	4
For the Year Ended December 31, 2009(D)
IB	6.39	0.11	1.86	1.97	(0.11)	(0.05)	(0.16)	1.81	8.20	30.85		168,690	0.98		0.53		1.56		1
From (commencement of operations) April 30, 2008 through December 31, 2008
IB(G)	10.00	0.13	(3.63)	(3.50)	(0.11)	–	(0.11)	(3.61)	6.39	(34.98	)(E)	74,039	0.99	(F)	0.54	(F)	5.87	(F)	–
American Funds International HLS Fund
For the Six-Month Period Ended June 30, 2010(D) (Unaudited)
IB	8.50	0.04	(1.18)	(1.14)	–	–	–	(1.14)	7.36	(13.42	)(E)	191,373	1.14	(F)	0.54	(F)	1.05	(F)	1
For the Year Ended December 31, 2009(D)
IB	6.09	0.11	2.48	2.59	(0.11)	(0.07)	(0.18)	2.41	8.50	42.75		197,258	1.13		0.53		1.53		7
From (commencement of operations) April 30, 2008 through December 31, 2008
IB(G)	10.00	0.16	(4.07)	(3.91)	–	–	–	(3.91)	6.09	(39.10	)(E)	78,825	1.14	(F)	0.54	(F)	8.05	(F)	–
American Funds New World HLS Fund
For the Six-Month Period Ended June 30, 2010(D) (Unaudited)
IB	8.80	0.02	(0.50)	(0.48)	–	–	–	(0.48)	8.32	(5.40	)(E)	53,374	1.38	(F)	0.53	(F)	0.48	(F)	7
For the Year Ended December 31, 2009(D)
IB	6.00	0.10	2.84	2.94	(0.08)	(0.06)	(0.14)	2.80	8.80	49.14		58,578	1.40		0.55		1.44		8
From (commencement of operations) April 30, 2008 through December 31, 2008
IB(G)	10.00	0.11	(4.11)	(4.00)	–	–	–	(4.00)	6.00	(39.97	)(E)	23,933	1.44	(F)	0.59	(F)	5.06	(F)	1

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Expense ratios do not include expenses of the underlying funds.
(D)	Per share amounts have been calculated using the average shares method.
(E)	Not annualized.
(F)	Annualized.
(G)	Commenced operations on April 30, 2008.

Hartford Series Fund, Inc.
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Funds pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Funds. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Funds’ statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Funds pay to The Hartford a portion of the chief compliance officer’s compensation, but do not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (SF) and 1986 (SF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (SF) and 2002 (SF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Hartford Series Fund, Inc.
Directors and Officers (Unaudited) – (continued)

Phillip O. Peterson (1944) Director since 2002 (SF) and 2000 (SF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (SF) and 2002 (SF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
1 Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
2 Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Funds effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (SF) 1993 (SF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

Hartford Series Fund, Inc.
Directors and Officers (Unaudited)- (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and a record of how the Funds voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Qs. The Funds’ Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Hartford Series Fund, Inc.
Shareholder Meeting Results (Unaudited)

The following proposal was addressed and approved at a Special Meeting of Shareholders held on February 12, 2010.

Proposal to elect Lemma Senbet and John Walters, each currently a Director, as Directors of Hartford Series Fund, Inc.

Lemma W. Senbet

Funds	For	Withheld
Hartford Series Fund, Inc.	5,079,578,022.902	241,839,974.106

John C. Walters

Funds	For	Withheld
Hartford Series Fund, Inc.	5,081,138,302.186	240,279,694.822

Hartford Series Fund, Inc.
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning Account	Ending	December 31,	Annualized	current	in the
	Account Value	Account Value	through	Value December	Account Value	2009 through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
American Funds Asset Allocation HLS Fund
Class IB	$1,000.00	$947.08	$2.61	$1,000.00	$1,022.12	$2.71	0.54%	181	365
American Funds Blue Chip Income and Growth HLS Fund
Class IB	$1,000.00	$926.25	$2.63	$1,000.00	$1,022.07	$2.76	0.55%	181	365
American Funds Bond HLS Fund
Class IB	$1,000.00	$1,044.88	$2.74	$1,000.00	$1,022.12	$2.71	0.54%	181	365
American Funds Global Bond HLS Fund
Class IB	$1,000.00	$991.36	$2.67	$1,000.00	$1,022.12	$2.71	0.54%	181	365
American Funds Global Growth and Income HLS Fund
Class IB	$1,000.00	$910.23	$2.51	$1,000.00	$1,022.17	$2.66	0.53%	181	365
American Funds Global Growth HLS Fund
Class IB	$1,000.00	$895.41	$2.58	$1,000.00	$1,022.07	$2.76	0.55%	181	365
American Funds Global Small Capitalization HLS Fund
Class IB	$1,000.00	$954.26	$2.67	$1,000.00	$1,022.07	$2.76	0.55%	181	365
American Funds Growth HLS Fund
Class IB	$1,000.00	$944.04	$2.55	$1,000.00	$1,022.17	$2.66	0.53%	181	365
American Funds Growth-Income HLS Fund
Class IB	$1,000.00	$908.31	$2.51	$1,000.00	$1,022.17	$2.66	0.53%	181	365
American Funds International HLS Fund
Class IB	$1,000.00	$865.81	$2.50	$1,000.00	$1,022.12	$2.71	0.54%	181	365
American Funds New World HLS Fund
Class IB	$1,000.00	$946.01	$2.56	$1,000.00	$1,022.17	$2.66	0.53%	181	365

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

“The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. The prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

AFHLSSAR-10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford Advisers HLS Fund

Hartford Advisers HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford Advisers HLS Fund inception 03/31/1983
(subadvised by Wellington Management Company, LLP)

Investment objective – Seeks long-term total return.

Performance Overview(1) 6/30/00 - 6/30/10
Growth of $10,000 investment

Barclays Capital Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	5	10
	Month†	Year	Year	Year
Advisers IA	-4.04%	14.08%	1.45%	0.77%
Advisers IB	-4.16%	13.79%	1.20%	0.53%
Barclays Capital Government/
Credit Bond Index	5.49%	9.65%	5.26%	6.47%
S&P 500 Index	-6.64%	14.43%	-0.80%	-1.59%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

Portfolio Managers
Steve T. Irons, CFA	John C. Keogh	Peter I. Higgins, CFA	Christopher L. Gootkind, CFA
Senior Vice President, Partner	Senior Vice President, Partner	Senior Vice President, Partner	Vice President

How did the Fund perform?

The Class IA shares of the Hartford Advisers HLS Fund returned -4.04% for the six-month period ended June 30, 2010, versus the returns of -6.64% for the S&P 500 Index and 5.49% for the Barclays Capital Government/Credit Bond Index. The Fund outperformed the -4.37% return of the average fund in the Lipper Mixed-Asset Target Allocation Growth Funds VP-UF peer group, a group of funds with investment strategies similar to the Fund that hold between 60%-80% in equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Why did the Fund perform this way?

After posting positive results early in the period, U.S. equities came under pressure during the latter part of the period amid rising risk aversion and concerns that the global economy will slip back into recession. The S&P 500 Index fell 6.64% for the period. At the forefront of investors’ minds were sovereign debt and solvency troubles in the Eurozone, slowing economic growth in China and the U.S., and uncertainty about the sustainability of corporate earnings growth. During the six-month period, all ten sectors within the S&P 500 Index fell, led by Materials (-13%), Energy (-12%), and Information Technology (-11%). Industrials (-1%), Consumer Discretionary (-2%) and Consumer Staples (-3%) declined the least on a relative basis.

The bond market, as measured by the Barclays Capital Government/Credit Bond Index, returned +5.49% during the period. During the second half of the period, yield spreads on risk

2

assets widened due to rising risk aversion, causing Treasury bonds to outperform non-Treasury bonds in credit sensitive sectors such as corporate bonds and asset backed securities.

The Fund has three primary levers to generate investment performance: equity investments, fixed income investments, and asset allocation among stocks, bonds, and cash. During the period, the equity portion of the Fund underperformed its benchmark while the fixed income portion of the Fund outperformed its benchmark. Asset allocation detracted from benchmark-relative (i.e. performance of the Fund as measured against the benchmark) results as the Fund was generally overweight (i.e. the Fund’s sector position was greater than the benchmark position) equities relative to the benchmark.

Equity underperformance versus its benchmark was driven by security selection, which was weakest in Information Technology, Health Care, and Consumer Discretionary. This was partially offset by stronger selection in Industrials and Utilities. Sector positioning, which is a result of bottom-up (i.e. stock by stock fundamental research) security selection, contributed positively to relative performance with overweight exposures to Industrials and Consumer Discretionary and underweight (i.e. the Fund’s sector position was less than the benchmark position) exposures to Materials and Energy.

Stocks that detracted the most from relative returns during the period were QUALCOMM (Information Technology), UCB (Health Care), and Western Union (Information Technology). Shares of QUALCOMM, a wireless telecommunications products and services company, fell during the period. It issued disappointing revenue and earnings guidance due to falling average selling prices for handsets associated with increased price competition. UCB, a biopharmaceutical company, was notified by the Food and Drug Administration that the patch version of its Parkinson's disease drug Neupro would not be approved for sale in the U.S. soon. With the company facing a delay in sales of roughly 2 years, shares fell. Shares of global money transfer company Western Union fell as the firm’s exposure to countries, including Spain and the Middle East, and sectors with high unemployment are expected to create headwinds. Microsoft (Information Technology) and Google (Information Technology) also detracted from absolute returns.

Top contributors to relative performance during the period were Buck Holdings-Dollar General (Consumer Discretionary), Cummins (Industrials), and PNC Financial (Financials). Retailer Dollar General continues to execute strongly on comparable store sales, square footage growth, and margin improvement plans. Dollar General has also been increasingly successful attracting more discretionary purchases through improved merchandising and revamped store format, helping drive the company’s share price higher. Shares of Cummins, a manufacturer of engine and power generation systems, moved higher after the company reported strong quarterly revenue and earnings and raised its revenue and earnings guidance for the 2010 fiscal year as end-demand recovers. Shares of aircraft manufacturer Boeing rose after the company conducted a successful test flight of its key new product, the 787 Dreamliner. Pittsburgh-based PNC Financial Services strengthened its loan loss reserves and announced better-than-expected accretion from the acquisition of National City, both of which helped the stock price increase in the period. The Fund’s holdings in Apple (Information Technology) also contributed positively to the Fund’s returns on an absolute basis.

The fixed income portion of the Fund outperformed its benchmark during the period. The Fund’s strong security selection within the corporate bond sector was the primary driver of the relative outperformance. Security selection within consumer asset-backed securities (ABS) and our exposure to agency mortgage-backed securities (MBS) were also additive to relative performance, while yield curve and duration positioning modestly detracted. Within the corporate bond sector, fundamentals continued to strengthen as companies have shored up balance sheets by accumulating cash and reducing refinancing risk by increasing the term of their debt. The agency MBS sector continued to benefit from the support of the Federal Reserve’s purchase program, where purchases exceeded supply and drove valuations higher. The consumer ABS market continued to benefit from technical factors, including demand from short-duration fixed income investors.

What is the outlook?

In the midst of this uncertainty, we continue to focus our efforts in the equity portion of the Fund on stock-by-stock fundamental research to construct a diversified large-cap core portfolio. We look for companies that exhibit the following qualities: industry leadership, strong balance sheets, solid management, high return on equity, and accelerating earnings. At the end of the period, our bottom-up investment approach resulted in overweight exposures in Health Care, Consumer Discretionary, and Information Technology. The Fund’s largest underweights relative to the S&P 500 Index were in the more defensive Consumer Staples, Utilities, and Telecommunication Services sectors.

We believe that fixed income volatility in the current environment is likely to remain elevated for the foreseeable future. We believe that the Federal Reserve will keep the policy rate low longer than market expectations and that inflation pressures will continue to be subdued. Treasury yields are likely to remain within a tight range in this scenario and, as a result, we are tactically managing the Fund’s duration (i.e. sensitivity to changes in interest rates) around neutral within the fixed income sleeve. Overall we maintain a constructive view on risk assets amid an improving economic backdrop and attractive valuations.

In the fixed income portion of the Fund we ended the period with a relative underweight to the government sector, as we believe that there are more compelling opportunities in other sectors. Within

3

the credit sector, valuations are attractive. Corporate earnings continue to improve and we believe that demand for the sector remains strong. We therefore ended the period with an overweight to the sector. Agency pass-through spreads over Treasuries are narrow, however, we continue to find value in select higher coupon pass-throughs given our benign outlook for prepayment risk. Lastly, we maintained modest exposures to asset-backed securities and commercial mortgage-backed securities at the end of the period.

The equity and fixed income managers will continue to work collaboratively to make decisions regarding portfolio weights in stocks, bonds, and cash. As of June 30, 2010, the Fund’s equity exposure was at 65% compared to 60% in its benchmark and at the upper end of the Fund’s 50-70% range.

Diversification by Industry
as of June 30, 2010

Percentage of
Industry (Sector)	Net Assets
Equity Securities
Automobiles & Components (Consumer Discretionary)	1.5%
Banks (Financials)	2.1
Capital Goods (Industrials)	4.8
Consumer Durables & Apparel (Consumer Discretionary)	0.5
Diversified Financials (Financials)	6.7
Energy (Energy)	7.0
Food & Staples Retailing (Consumer Staples)	0.8
Food, Beverage & Tobacco (Consumer Staples)	3.7
Health Care Equipment & Services (Health Care)	2.8
Household & Personal Products (Consumer Staples)	0.2
Insurance (Financials)	1.9
Materials (Materials)	1.4
Media (Consumer Discretionary)	1.4
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	7.9
Retailing (Consumer Discretionary)	4.8
Semiconductors & Semiconductor Equipment (Information Technology)	0.9
Software & Services (Information Technology)	6.3
Technology Hardware & Equipment (Information Technology)	6.5
Telecommunication Services (Services)	0.5
Transportation (Industrials)	2.5
Utilities (Utilities)	0.9
Total	65.1%
Fixed Income Securities
Air Transportation (Transportation)	0.3
Arts, Entertainment and Recreation (Services)	0.3
Beverage and Tobacco Product Manufacturing (Consumer Staples)	0.2
Chemical Manufacturing (Basic Materials)	0.0
Computer and Electronic Product Manufacturing (Technology)	0.1
Electrical Equipment, Appliance Manufacturing (Technology)	0.2
Finance and Insurance (Finance)	10.1
Food Manufacturing (Consumer Staples)	0.2
Foreign Governments (Foreign Governments)	0.0
General Obligations (General Obligations)	0.3
Health Care and Social Assistance (Health Care)	0.6
Higher Education (Univ., Dorms, etc.) (Higher Education (Univ., Dorms, etc.))	0.2
Housing (HFA'S, etc.) (Housing (HFA'S, etc.))	0.0
Information (Technology)	1.1
Machinery Manufacturing (Capital Goods)	0.2
Mining (Basic Materials)	0.0
Miscellaneous Manufacturing (Capital Goods)	0.0
Motor Vehicle & Parts Manufacturing (Consumer Cyclical)	0.3
Petroleum and Coal Products Manufacturing (Energy)	0.5
Pipeline Transportation (Utilities)	0.1
Real Estate and Rental and Leasing (Finance)	0.3
Retail Trade (Consumer Cyclical)	0.2
Soap, Cleaning Compound and Toilet Manufacturing (Consumer Staples)	0.4
Tax Allocation (Tax Allocation)	0.1
Transportation (Transportation)	0.3
U.S. Government Agencies (U.S. Government Agencies)	1.0
U.S. Government Securities (U.S. Government Agencies)	15.6
Utilities (Utilities)	1.1
Utilities - Water and Sewer (Utilities - Water and Sewer)	0.1
Total	33.8%
Short-Term Investments	0.4
Other Assets and Liabilities	0.7
Total	100.0%

Diversification by Security Type
as of June 30, 2010

Percentage of
Category	Net Assets
Equity Securities
Common Stocks	65.1%
Warrants	0.0
Total	65.1%
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	1.0%
Corporate Bonds: Investment Grade	14.3
Corporate Bonds: Non-Investment Grade	0.9
Municipal Bonds	1.0
U.S. Government Agencies	1.0
U.S. Government Securities	15.6
Total	33.8%
Short-Term Investments	0.4%
Other Assets and Liabilities	0.7
Total	100.0%

4

Hartford Advisers HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 65.1%
	Automobiles & Components - 1.5%
1,955	Ford Motor Co. •	$19,701
1,135	Harley-Davidson, Inc.	25,225
491	Johnson Controls, Inc.	13,199
		58,125
	Banks - 2.1%
364	PNC Financial Services Group, Inc.	20,589
6	Standard Chartered plc	158
2,302	Wells Fargo & Co.	58,940
		79,687
	Capital Goods - 4.8%
170	3M Co.	13,413
160	Cummins, Inc.	10,394
609	European Aeronautic Defence and Space Co. N.V.	12,436
1,792	General Electric Co.	25,846
976	Ingersoll-Rand plc	33,659
987	Masco Corp.	10,615
677	PACCAR, Inc.	27,000
284	Rockwell Collins, Inc.	15,073
7	Siemens AG	606
116	Siemens AG ADR	10,341
1,635	Textron, Inc.	27,742
		187,125
	Consumer Durables & Apparel - 0.5%
398	Stanley Black & Decker, Inc.	20,082

	Diversified Financials - 6.7%
604	Ameriprise Financial, Inc.	21,808
3,920	Bank of America Corp.	56,335
1,833	Discover Financial Services, Inc.	25,625
261	Goldman Sachs Group, Inc.	34,314
1,359	Invesco Ltd.	22,870
1,203	JP Morgan Chase & Co.	44,034
134	Northern Trust Corp.	6,263
642	SEI Investments Co.	13,067
112	UBS AG	1,478
2,523	UBS AG ADR	33,349
		259,143
	Energy - 7.0%
525	Anadarko Petroleum Corp.	18,962
293	Chevron Corp.	19,870
923	ConocoPhillips Holding Co.	45,320
1,022	Exxon Mobil Corp.	58,348
425	Hess Corp.	21,369
545	National Oilwell Varco, Inc.	18,013
391	Occidental Petroleum Corp.	30,181
229	Southwestern Energy Co. •	8,848
692	Suncor Energy, Inc.	20,383
170	Ultra Petroleum Corp. •	7,536
1,040	Williams Cos., Inc.	19,019
		267,849
	Food & Staples Retailing - 0.8%
1,006	CVS/Caremark Corp.	29,487

	Food, Beverage & Tobacco - 3.7%
908	General Mills, Inc.	32,266
1,441	Kraft Foods, Inc.	40,337
1,133	PepsiCo, Inc.	69,069
		141,672
	Health Care Equipment & Services - 2.8%
2,127	Boston Scientific Corp. •	12,338
33	Intuitive Surgical, Inc. •	10,321
843	Medtronic, Inc.	30,579
407	St. Jude Medical, Inc. •	14,674
892	UnitedHealth Group, Inc.	25,333
309	Zimmer Holdings, Inc. •	16,680
		109,925
	Household & Personal Products - 0.2%
130	Energizer Holdings, Inc. •	6,531

	Insurance - 1.9%
283	ACE Ltd.	14,587
713	Marsh & McLennan Cos., Inc.	16,083
608	Principal Financial Group, Inc.	14,261
2,042	Prudential plc	15,401
657	Unum Group	14,248
		74,580
	Materials - 1.4%
688	Dow Chemical Co.	16,326
795	Monsanto Co.	36,745
		53,071
	Media - 1.4%
3,122	Comcast Corp. Class A	54,229

	Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
411	Amgen, Inc. •	21,624
252	Celgene Corp. •	12,811
1,332	Daiichi Sankyo Co., Ltd.	23,794
1,849	Elan Corp. plc ADR •	8,320
582	Eli Lilly & Co.	19,480
110	Forest Laboratories, Inc. •	3,028
199	Genzyme Corp. •	10,078
357	Gilead Sciences, Inc. •	12,221
164	Johnson & Johnson	9,656
1,132	Merck & Co., Inc.	39,596
3,125	Pfizer, Inc.	44,557
574	Qiagen N.V. •	11,038
144	Roche Holding AG	19,826
1,181	Shionogi & Co., Ltd.	24,478
947	UCB S.A.	29,738
460	Vertex Pharmaceuticals, Inc. •	15,144
		305,389
	Retailing - 4.8%
11,241	Buck Holdings L.P. ⌂•†	25,345
684	Home Depot, Inc.	19,197
377	Kohl's Corp. •	17,898
2,294	Lowe's Co., Inc.	46,840
683	Nordstrom, Inc.	21,986
762	Staples, Inc.	14,516
767	Target Corp.	37,689
		183,471
	Semiconductors & Semiconductor Equipment - 0.9%
339	Broadcom Corp. Class A	11,190
1,367	Maxim Integrated Products, Inc.	22,872
		34,062

The accompanying notes are an integral part of these financial statements.

5

Hartford Advisers HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 65.1% - (continued)
	Software & Services - 6.3%
867	Accenture plc	$33,521
440	Adobe Systems, Inc. •	11,619
654	Automatic Data Processing, Inc.	26,322
1,249	eBay, Inc. •	24,483
90	Google, Inc. •	39,956
2,377	Microsoft Corp.	54,692
2,585	Western Union Co.	38,545
1,138	Yahoo!, Inc. •	15,732
		244,870
	Technology Hardware & Equipment - 6.5%
280	Apple, Inc. •	70,303
2,746	Cisco Systems, Inc. •	58,522
1,253	Dell, Inc. •	15,114
1,437	EMC Corp. •	26,297
406	Hewlett-Packard Co.	17,554
1,720	Qualcomm, Inc.	56,498
193	Research In Motion Ltd. •	9,497
		253,785
	Telecommunication Services - 0.5%
931	Vodafone Group plc ADR	19,244

	Transportation - 2.5%
2,551	Delta Air Lines, Inc. •	29,971
188	FedEx Corp.	13,169
597	Kansas City Southern •	21,690
606	United Parcel Service, Inc. Class B	34,458
		99,288
	Utilities - 0.9%
956	Companhia Energetica de Minas Gerais ADR	14,030
2,484	National Grid plc	18,132
		32,162
	Total common stocks
	(cost $2,587,919)	$2,513,777

WARRANTS - 0.0%
	Banks - 0.0%
524	Washington Mutual, Inc. Private Placement ⌂•†	$–

	Total warrants
	(cost $–)	$–

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -1.0%
	Finance and Insurance - 1.0%
	Bear Stearns Commercial Mortgage
	Securities, Inc.
$450	5.61%, 11/15/2033	$465
	Citibank Credit Card Issuance Trust
11,945	5.65%, 09/20/2019	13,793
	Commercial Mortgage Asset Trust
107	6.64%, 01/17/2032	107
	Crusade Global Trust
23	0.45%, 01/16/2035 Δ	23
80	0.60%, 06/17/2037 Δ	78
53	0.73%, 09/18/2034 Δ	53
32	0.90%, 01/17/2034 Δ	32
	CS First Boston Mortgage Securities Corp.
450	3.94%, 05/15/2038	464
	Goldman Sachs Mortgage Securities Corp. II
110	0.87%, 03/06/2020 ■Δ	95
	Harley-Davidson Motorcycle Trust
10,605	5.21%, 06/17/2013	10,899
	Interstar Millennium Trust
103	0.83%, 07/07/2034 Δ	103
	Marriott Vacation Club Owner Trust
778	5.36%, 10/20/2028 ■	791
	Medallion Trust
105	0.58%, 02/27/2039 Δ	103
58	0.63%, 05/25/2035 Δ	57
63	0.73%, 12/21/2033 Δ	62
	National RMBS Trust
148	0.65%, 03/20/2034 Δ	147
	New Century Home Equity Loan Trust
8	0.64%, 03/25/2035 Δ	8
	Prudential Commercial Mortgage Trust
570	4.49%, 02/11/2036	597
	USAA Automotive Owner Trust
11,285	4.50%, 10/15/2013	11,710
	Wachovia Bank Commercial Mortgage Trust
100	0.47%, 07/15/2042 Δ	99
	Westpac Securitisation Trust
123	0.61%, 03/23/2036 Δ	120
		39,806
	Total asset & commercial mortgage backed securities
	(cost $37,145)	$39,806

CORPORATE BONDS: INVESTMENT GRADE - 14.3%

	Air Transportation - 0.3%
	Continental Airlines, Inc.
$4,067	5.98%, 04/19/2022	$3,989
	Southwest Airlines Co.
2,700	5.75%, 12/15/2016	2,854
3,176	6.15%, 08/01/2022	3,271
		10,114
	Arts, Entertainment and Recreation - 0.3%
	CBS Corp.
575	5.75%, 04/15/2020	617
	Comcast Corp.
8,000	5.90%, 03/15/2016	9,016
	News America Holdings, Inc.
1,275	5.65%, 08/15/2020	1,408
		11,041
	Beverage and Tobacco Product Manufacturing - 0.2%
	Anheuser-Busch Cos., Inc.
170	5.50%, 01/15/2018	185
	Anheuser-Busch InBev N.V.
75	5.38%, 01/15/2020	81
4,200	7.75%, 01/15/2019 ■	5,098
	Cia Brasileira de Bebidas
300	10.50%, 12/15/2011	338
	Coca-Cola Enterprises, Inc.
500	8.50%, 02/01/2022	690

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 14.3% - (continued)
	Beverage and Tobacco Product Manufacturing - 0.2% - (continued)
	Diageo Capital plc
$430	5.20%, 01/30/2013	$468
	Philip Morris International, Inc.
270	5.65%, 05/16/2018	295
		7,155
	Chemical Manufacturing - 0.0%
	Yara International ASA
235	7.88%, 06/11/2019 ■	281

	Computer and Electronic Product Manufacturing - 0.1%
	Dell, Inc.
2,735	5.88%, 06/15/2019	3,073
	Thermo Fisher Scientific, Inc.
845	3.20%, 05/01/2015	872
		3,945
	Electrical Equipment, Appliance Manufacturing - 0.2%
	General Electric Co.
6,925	5.00%, 02/01/2013	7,426
95	6.00%, 08/07/2019	103
		7,529
	Finance and Insurance - 8.2%
	Ace INA Holdings, Inc.
700	5.88%, 06/15/2014	775
	Allied World Assurance
260	7.50%, 08/01/2016	286
	American Express Centurion Bank
6,350	6.00%, 09/13/2017	6,978
	ANZ National Ltd.
1,360	2.38%, 12/21/2012 ■	1,377
	Aviva plc
215	0.88%, 06/19/2017 Δ	183
	AXA Financial, Inc.
6,400	7.00%, 04/01/2028	6,790
	Bank of America Corp.
200	7.38%, 05/15/2014	224
	Barclays Bank plc
155	5.00%, 09/22/2016	159
140	6.75%, 05/22/2019	156
	Berkshire Hathaway Finance Corp.
5,500	4.85%, 01/15/2015	6,041
	Brandywine Operating Partnership
6,235	6.00%, 04/01/2016	6,356
	CDP Financial, Inc.
3,475	4.40%, 11/25/2019 ■	3,568
	Cincinnati Financial Corp.
10,000	6.92%, 05/15/2028	10,123
	Citibank NA
26,000	1.88%, 06/04/2012	26,524
	Citigroup, Inc.
8,800	6.00%, 10/31/2033	7,872
520	8.13%, 07/15/2039	620
	Credit Agricole
3,950	3.50%, 04/13/2015 ■	3,866
	Credit Suisse New York
150	5.00%, 05/15/2013	160
	DBS Bank Ltd.
250	0.66%, 05/16/2012 ■Δ	236
	Eaton Vance Corp.
3,305	6.50%, 10/02/2017	3,759
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,808
	General Electric Capital Corp.
3,750	2.80%, 01/08/2013	3,792
125	3.75%, 11/14/2014	128
150	5.50%, 01/08/2020	158
85	5.63%, 05/01/2018	90
125	5.90%, 05/13/2014	138
	Goldman Sachs Group, Inc.
20,000	1.63%, 07/15/2011	20,235
6,000	5.63%, 01/15/2017	6,067
5,500	6.00%, 05/01/2014	5,911
300	6.15%, 04/01/2018	314
	Health Care Properties
6,530	6.00%, 01/30/2017	6,593
	HSBC Finance Corp.
12,500	5.50%, 01/19/2016	13,382
	HSBC Holdings plc
240	0.49%, 10/06/2016 Δ	236
	Jackson National Life Insurance Co.
6,250	8.15%, 03/15/2027 ■	6,611
	John Deere Capital Corp.
2,390	2.95%, 03/09/2015	2,454
2,175	4.88%, 10/15/2010	2,198
	JP Morgan Chase & Co.
3,500	3.70%, 01/20/2015	3,580
10,375	5.13%, 09/15/2014	11,071
80	6.30%, 04/23/2019	90
	Kimco Realty Corp.
7,880	5.78%, 03/15/2016	8,435
	Kreditanstalt fuer Wiederaufbau
695	4.00%, 01/27/2020	723
	Liberty Mutual Group, Inc.
8,750	5.75%, 03/15/2014 ■	9,098
	Liberty Property L.P.
1,725	6.63%, 10/01/2017	1,852
	Merrill Lynch & Co., Inc.
11,000	5.00%, 02/03/2014	11,383
1,000	6.40%, 08/28/2017	1,043
6,000	6.88%, 04/25/2018	6,401
	Morgan Stanley
13,000	5.38%, 10/15/2015	13,167
250	5.63%, 09/23/2019	242
100	6.63%, 04/01/2018	105
	National City Corp.
4,250	6.88%, 05/15/2019	4,771
	New England Mutual Life Insurance Co.
6,000	7.88%, 02/15/2024 ■	6,834
	Nomura Holdings, Inc.
1,420	5.00%, 03/04/2015	1,500
	Nordea Bank Ab
150	0.74%, 06/09/2016 Δ	146
1,790	3.70%, 11/13/2014 ■	1,823
	Paccar Financial Corp.
1,460	1.95%, 12/17/2012	1,475
The accompanying notes are an integral part of these financial statements.

7

Hartford Advisers HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 14.3% - (continued)
	Finance and Insurance - 8.2% - (continued)
	PNC Funding Corp.
$105	5.13%, 02/08/2020	$109
135	5.40%, 06/10/2014	148
	Principal Life Income Funding
160	0.60%, 11/15/2010 Δ	160
	Prologis Trust
6,500	5.63%, 11/15/2016	6,111
	Prudential Financial, Inc.
8,000	5.50%, 03/15/2016	8,427
	Rabobank Nederland N.V. NY
3,900	3.20%, 03/11/2015 ■	3,943
	Realty Income Corp.
4,830	6.75%, 08/15/2019	5,330
	Republic New York Capital I
500	7.75%, 11/15/2006	487
	Royal Bank of Scotland plc
2,600	4.88%, 03/16/2015	2,587
	Simon Property Group L.P.
9,065	6.10%, 05/01/2016	10,062
	Societe Financement de l'Economie Francaise
1,025	2.13%, 01/30/2012 ■	1,040
760	3.38%, 05/05/2014 ■	794
	Sovereign Bancorp, Inc.
4,795	8.75%, 05/30/2018	5,497
	Sovereign Capital Trust IV
7,250	7.91%, 06/13/2036	6,715
	Standard Chartered Bank
160	6.40%, 09/26/2017 ■	172
	Svenska Handelsbanken Ab
2,900	4.88%, 06/10/2014 ■	3,062
	Temasek Financial I Ltd.
320	4.50%, 09/21/2015 ■	350
	UBS AG Stamford
235	5.88%, 12/20/2017	249
	UnitedHealth Group, Inc.
1,891	5.50%, 11/15/2012	2,031
	Wachovia Corp.
10,000	5.25%, 08/01/2014	10,590
	WEA Finance LLC
5,000	7.13%, 04/15/2018 ■	5,642
		316,413
	Food Manufacturing - 0.2%
	Kellogg Co.
430	4.25%, 03/06/2013	461
325	5.13%, 12/03/2012	353
	Kraft Foods, Inc.
3,800	4.13%, 02/09/2016	4,011
285	5.38%, 02/10/2020	305
	Wrigley Jr., William Co.
3,900	3.70%, 06/30/2014 ■	3,945
		9,075
	Foreign Governments - 0.0%
	Hungary (Republic of)
1,635	6.25%, 01/29/2020	1,609
	Kommunalbanken AS
350	3.38%, 11/15/2011	361
		1,970
	Health Care and Social Assistance - 0.6%
	CVS Caremark Corp.
190	5.75%, 06/01/2017	211
	CVS Corp.
7,725	6.13%, 08/15/2016	8,837
	Express Scripts, Inc.
1,020	6.25%, 06/15/2014	1,155
	Merck & Co., Inc.
2,100	4.00%, 06/30/2015	2,274
	Schering-Plough Corp.
9,000	5.30%, 12/01/2013	10,096
		22,573
	Information - 1.1%
	AT&T, Inc.
105	5.50%, 02/01/2018	116
2,510	6.80%, 05/15/2036	2,879
	BellSouth Telecommunications
650	7.00%, 12/01/2095	720
	Cellco Partnership - Verizon Wireless Capital
395	5.55%, 02/01/2014	443
	Cingular Wireless Services, Inc.
475	7.88%, 03/01/2011	497
	Deutsche Telekom International Finance
	B.V.
100	6.00%, 07/08/2019	111
	Fiserv, Inc.
6,400	6.13%, 11/20/2012	7,018
	France Telecom S.A.
1,300	4.38%, 07/08/2014	1,402
175	5.38%, 07/08/2019	191
	Intuit, Inc.
7,900	5.40%, 03/15/2012	8,387
	Oracle Corp.
2,850	6.13%, 07/08/2039	3,333
	SBA Tower Trust
2,035	4.25%, 04/15/2015 ■	2,134
	Telecom Italia Capital
2,900	7.00%, 06/04/2018	3,089
	Telemar Norte Leste S.A.
205	9.50%, 04/23/2019 ■	245
	Time Warner Cable, Inc.
4,870	5.85%, 05/01/2017	5,347
125	7.50%, 04/01/2014	145
	Verizon Communications, Inc.
240	4.35%, 02/15/2013	257
5,000	5.35%, 02/15/2011	5,135
	Verizon Global Funding Corp.
500	7.25%, 12/01/2010	513
	Verizon New England, Inc.
375	6.50%, 09/15/2011	396
		42,358
	Machinery Manufacturing - 0.2%
	Xerox Corp.
6,000	8.25%, 05/15/2014	7,033

	Mining - 0.0%
	Anglo American Capital plc
125	9.38%, 04/08/2014 ■	150

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 14.3% - (continued)
	Miscellaneous Manufacturing - 0.0%
	Hutchison Whampoa International Ltd.
$215	7.63%, 04/09/2019 ■	$256

	Motor Vehicle & Parts Manufacturing - 0.3%
	DaimlerChrysler NA Holdings Corp.
9,550	6.50%, 11/15/2013	10,689

	Petroleum and Coal Products Manufacturing - 0.5%
	Atmos Energy Corp.
5,875	6.35%, 06/15/2017	6,534
	EnCana Corp.
305	5.90%, 12/01/2017	343
	Hess Corp.
140	8.13%, 02/15/2019	175
	Marathon Oil Corp.
165	7.50%, 02/15/2019	198
	Motiva Enterprises LLC
420	5.75%, 01/15/2020 ■	462
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,200	5.50%, 09/30/2014 ■	1,279
	Shell International Finance B.V.
6,400	4.38%, 03/25/2020	6,616
	Weatherford International Ltd.
5,500	5.95%, 06/15/2012	5,891
		21,498
	Pipeline Transportation - 0.1%
	Kinder Morgan Energy Partners L.P.
5,000	6.95%, 01/15/2038	5,313

	Real Estate and Rental and Leasing - 0.3%
	COX Communications, Inc.
440	4.63%, 06/01/2013	469
9,000	5.45%, 12/15/2014	9,934
		10,403
	Retail Trade - 0.2%
	Lowe's Co., Inc.
3,400	4.63%, 04/15/2020	3,648
	Staples, Inc.
2,525	9.75%, 01/15/2014	3,097
		6,745
	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Procter & Gamble Co.
10,929	9.36%, 01/01/2021	13,826

	Utilities - 1.1%
	Consolidated Edison Co. of NY
4,605	5.30%, 12/01/2016	5,120
	E.On International Finance
250	5.80%, 04/30/2018 ■	282
	Enel Finance International S.A.
300	3.88%, 10/07/2014 ■	302
4,045	6.80%, 09/15/2037 ■	4,326
	Indianapolis Power and Light
8,000	6.60%, 06/01/2037 ■	9,149
	MidAmerican Energy Co.
6,000	5.65%, 07/15/2012	6,495
	Niagara Mohawk Power Corp.
2,510	3.55%, 10/01/2014 ■	2,575
	Southern California Edison Co.
8,000	5.55%, 01/15/2037	8,749
	Taqa Abu Dhabi National Energy Co.
2,965	5.88%, 10/27/2016 ■	3,045
	Wisconsin Electirc Power Co.
1,960	4.25%, 12/15/2019	2,037
		42,080
	Total corporate bonds: investment grade
	(cost $519,424)	$550,447

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.9%
	Finance and Insurance - 0.9%
	Capital One Capital IV
$1,625	6.75%, 02/17/2037	$1,357
	Discover Financial Services, Inc.
7,220	6.45%, 06/12/2017	7,286
	International Lease Finance Corp.
6,350	5.63%, 09/15/2010	6,326
	Postal Square L.P.
15,252	8.95%, 06/15/2022	20,322
	Southern Capital Corp.
72	5.70%, 06/30/2022 ■	47
		35,338
	Total corporate bonds: non-investment grade
	(cost $32,331)	$35,338

MUNICIPAL BONDS - 1.0%
	General Obligations - 0.3%
	Chicago Metropolitan Water Reclamation
	Dist Taxable,
$685	5.72%, 12/01/2038	$743
	Los Angeles USD,
4,300	5.75%, 07/01/2034	4,211
	Oregon School Boards Association, Taxable
	Pension,
10,000	4.76%, 06/30/2028	9,062
		14,016
	Higher Education (Univ., Dorms, etc.) - 0.2%
	Curators University, MO, Taxable System
	Facs Rev,
2,170	5.96%, 11/01/2039	2,349
	Massachusetts School Building Auth,
2,500	5.72%, 08/15/2039	2,685
	University of California,
1,960	5.77%, 05/15/2043	2,004
		7,038
	Housing (HFA'S, etc.) - 0.0%
	University of California,
1,935	6.58%, 05/15/2049	2,064

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Taxable Sales
	Tax Rev,
2,200	6.00%, 12/01/2044	2,436

	Transportation - 0.3%
	Bay Area Toll Auth,
3,100	6.26%, 04/01/2049	3,259
The accompanying notes are an integral part of these financial statements.

9

Hartford Advisers HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 1.0% - (continued)
	Transportation - 0.3% - (continued)
	Illinois State Toll Highway Auth, Taxable
	Rev,
$1,875	6.18%, 01/01/2034	$1,942
	Maryland State Transit Auth,
1,350	5.89%, 07/01/2043	1,461
	New York and New Jersey PA,
975	5.86%, 12/01/2024	1,072
570	6.04%, 12/01/2029	612
	North Texas Tollway Auth Rev Taxable,
3,400	6.72%, 01/01/2049	3,676
		12,022
	Utilities - Water and Sewer - 0.1%
	Irvine Ranch, CA, Water Dist,
2,870	2.61%, 03/15/2014	2,931

	Total municipal bonds
	(cost $40,000)	$40,507

U.S. GOVERNMENT AGENCIES - 1.0%
	Federal Home Loan Mortgage Corporation - 0.1%
$1,352	0.70%, 11/15/2036 Δ	$1,348
213	2.67%, 04/01/2029 Δ	222
178	5.50%, 08/01/2019 - 12/01/2020	193
		1,763
	Federal National Mortgage Association - 0.4%
280	0.75%, 06/25/2036 Δ	280
525	2.75%, 02/05/2014	547
909	4.78%, 02/01/2014 ‡Δ	969
1,452	4.97%, 12/01/2013 ‡Δ	1,570
377	5.00%, 02/01/2019 - 04/01/2019	405
13,205	5.50%, 02/01/2012 - 10/01/2036 ☼	14,260
146	6.50%, 11/01/2013 - 07/15/2038 ☼	159
4	7.00%, 02/01/2029	4
		18,194
	Government National Mortgage Association - 0.5%
5,603	6.00%, 06/15/2024 - 06/15/2035	6,195
1,871	6.50%, 03/15/2026 - 02/15/2035	2,099
7,120	7.00%, 11/15/2031 - 11/15/2033	8,050
336	7.50%, 09/16/2035	383
1,197	8.00%, 09/15/2026 - 02/15/2031	1,390
82	9.00%, 06/20/2016 - 06/15/2022	92
		18,209
	Total U.S. government agencies
	(cost $35,844)	$38,166

U.S. GOVERNMENT SECURITIES - 15.6%
	Other Direct Federal Obligations - 3.7%
	Federal Financing Corporation - 0.4%
$6,500	5.24%, 12/06/2013 ○	$6,072
11,117	5.25%, 12/27/2013 ○	10,360
		16,432
	Tennessee Valley Authority - 3.3%
64,300	4.38%, 06/15/2015	70,988
50,000	6.00%, 03/15/2013	56,454
		127,442
		143,874
	U.S. Treasury Securities - 11.9%
	U.S. Treasury Bonds - 3.4%
5,000	4.25%, 05/15/2039	5,287
22,000	4.38%, 02/15/2038	23,787
30,725	4.38%, 11/15/2039	33,169
1,100	4.50%, 05/15/2038	1,213
100	5.38%, 02/15/2031	123
18,000	6.00%, 02/15/2026	23,195
33,650	6.25%, 08/15/2023	43,619
		130,393
	U.S. Treasury Notes - 8.5%
166,500	1.00%, 07/31/2011 - 09/30/2011	167,572
30,000	1.38%, 05/15/2012	30,441
19,000	2.38%, 08/31/2010	19,069
23,000	2.75%, 02/15/2019	22,914
75	3.13%, 04/30/2013	80
24,000	3.63%, 02/15/2020	25,357
35,000	3.88%, 02/15/2013 - 05/15/2018	38,126
13,000	4.25%, 08/15/2013	14,285
9,950	4.75%, 05/31/2012	10,741
		328,585
		458,978
	Total U.S. government securities
	(cost $568,249)	$602,852

	Total long-term investments
	(cost $3,820,912)	$3,820,893

SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
	Bank of America TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $4,654, collateralized by
	FHLMC 5.50%, 2039, FNMA 4.50% -
	5.50%, 2038 - 2040, GNMA 5.00%, 2040,
	value of $4,747)
$4,654	0.05%, 6/30/2010	$4,654
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $798,
	collateralized by FNMA 4.50% - 6.50%,
	2024 - 2040, GNMA 5.00% - 6.50%, 2038
	- 2040, value of $813)
797	0.04%, 6/30/2010	797
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $3,524,
	collateralized by GNMA 3.13% - 7.00%,
	2023 - 2052, value of $3,594)
3,524	0.05%, 6/30/2010	3,524
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $798, collateralized by FHLMC
	2.38% - 5.83%, 2033 - 2038, value of
	$813)
797	0.06%, 6/30/2010	797

 The accompanying notes are an integral part of these financial statements.

10

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.4% - (continued)
	Repurchase Agreements - 0.4% - (continued)
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $3,475,
	collateralized by FHLMC 5.00% - 5.50%,
	2038 - 2039, FNMA 5.00%, 2039, value
	of $3,558)
$3,475	0.03%, 6/30/2010		$3,475
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 07/01/2010 in the amount of
	$41, collateralized by U.S. Treasury Bill
	0.88%, 2011, value of $42)
41	0.02%, 6/30/2010		41
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $880,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2036, value of $897)
880	0.09%, 6/30/2010		880
			14,168
	Total short-term investments
	(cost $14,168)		$14,168

	Total investments
	(cost $3,835,080) ▲	99.3%	$3,835,061
	Other assets and liabilities	0.7%	25,963
	Total net assets	100.0%	$3,861,024

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.9% of total net assets at June 30, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $3,926,474 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$226,330
Unrealized Depreciation	(317,743)
Net Unrealized Depreciation	$(91,413)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at June 30, 2010, was $25,345, which represents 0.66% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at June 30, 2010, was $82,878, which represents 2.15% of total net assets.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at June 30, 2010 was $539.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
06/2007	11,241	Buck Holdings L.P.	$9,611
04/2008	524	Washington Mutual, Inc. Private
		Placement Warrants	–

The aggregate value of these securities at June 30, 2010 was $25,345 which represents 0.66% of total net assets.

PA     —    Port Authority
USD  —    United School District

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

11

Hartford Advisers HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$39,806	$–	$39,798	$8
Common Stocks ‡	2,513,777	2,342,385	146,047	25,345
Corporate Bonds: Investment Grade	550,447	–	543,187	7,260
Corporate Bonds: Non-Investment Grade	35,338	–	35,291	47
Municipal Bonds	40,507	–	40,507	–
U.S. Government Agencies	38,166	–	38,166	–
U.S. Government Securities	602,852	–	602,852	–
Warrants	–	–	–	–
Short-Term Investments	14,168	–	14,168	–
Total	$3,835,061	$2,342,385	$1,460,016	$32,660

♦ For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡ The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in
	as of	Realized	Unrealized					Transfers	Transfers	Balance
	December	Gain	Appreciation		Net			Into	Out of	as of June
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases*	Sales	Level 3	Level 3	30, 2010
Assets:
Asset & Commercial Mortgage
Backed Securities	$—	$—	$—	†	$—	$8	$—	$—	$—	$8
Common Stock	23,561	(33,449)	38,872	‡	—	—	(3,639)	—	—	25,345
Corporate Bonds	7,244	—	195	§	—	47	(179)	—	—	7,307
Warrants	—	—	—		—	—	—	—	—	—
Total	$30,805	$(33,449)	$39,067		$—	$55	$(3,818)	$—	$—	$32,660

*	Securities totaling $80 were acquired through fund merger. The market value of these securities on merger date was $55.
†	Change in unrealized gains or losses in the current period relating to assets still held at June 30, 2010 was $—.
‡	Change in unrealized gains or losses in the current period relating to assets still held at June 30, 2010 was $15,735.
§	Change in unrealized gains or losses in the current period relating to assets still held at June 30, 2010 was $195.

The accompanying notes are an integral part of these financial statements.

12

Hartford Advisers HLS Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $3,835,080)	$3,835,061
Receivables:
Investment securities sold	36,443
Fund shares sold	59
Dividends and interest	15,079
Other assets	—
Total assets	3,886,642
Liabilities:
Bank overdraft	6
Payables:
Investment securities purchased	21,757
Fund shares redeemed	2,896
Investment management fees	533
Distribution fees	30
Accrued expenses	396
Total liabilities	25,618
Net assets	$3,861,024
Summary of Net Assets:
Capital stock and paid-in-capital	$5,247,439
Accumulated undistributed net investment income	39,527
Accumulated net realized loss on investments and foreign currency transactions	(1,425,926)
Unrealized depreciation of investments and the translations of assets and liabilities denominated in foreign currency	(16)
Net assets	$3,861,024
Shares authorized	9,500,000
Par value	$0.001
Class IA: Net asset value per share	$16.77
Shares outstanding	198,505
Net assets	$3,328,562
Class IB: Net asset value per share	$16.94
Shares outstanding	31,426
Net assets	$532,462

The accompanying notes are an integral part of these financial statements.

13

Hartford Advisers HLS Fund
Statement of Operations
For the Six-Month Period Ended
June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$23,011
Interest	26,220
Less: Foreign tax withheld	(368)
Total investment income, net	48,863

Expenses:
Investment management fees	11,374
Administrative service fees	1,337
Distribution fees - Class IB	720
Custodian fees	31
Accounting services fees	334
Board of Directors' fees	52
Audit fees	42
Other expenses	407
Total expenses (before fees paid indirectly)	14,297
Commission recapture	(67)
Total fees paid indirectly	(67)
Total expenses, net	14,230
Net investment income	34,633

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	157,444
Net realized loss on futures	(21)
Net realized loss on swap contracts	(184)
Net realized gain on forward foreign currency contracts	1,365
Net realized loss on other foreign currency transactions	(1,237)
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	157,367

Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(356,474)
Net unrealized depreciation of swap contracts	(115)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	9
Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions	(356,580)
Net Loss on Investments, Other Financial Instruments and Foreign Currency Transactions	(199,213)
Net Decrease in Net Assets Resulting from Operations	$(164,580)

The accompanying notes are an integral part of these financial statements.

14

Hartford Advisers HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income	$34,633	$82,989
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	157,367	(720,503)
Net unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(356,580)	1,668,328
Net increase (decrease) in net assets resulting from operations	(164,580)	1,030,814
Distributions to Shareholders:
From net investment income
Class IA	—	(73,154)
Class IB	—	(10,271)
Total distributions	—	(83,425)
Capital Share Transactions:
Class IA
Sold	31,246	62,103
Issued in merger	188,305	—
Issued on reinvestment of distributions	—	73,154
Redeemed	(356,566)	(749,298)
Total capital share transactions	(137,015)	(614,041)
Class IB
Sold	14,475	19,980
Issued in merger	36,319	—
Issued on reinvestment of distributions	—	10,271
Redeemed	(74,442)	(130,857)
Total capital share transactions	(23,648)	(100,606)
Net decrease from capital share transactions	(160,663)	(714,647)
Net increase (decrease) in net assets	(325,243)	232,742
Net Assets:
Beginning of period	4,186,267	3,953,525
End of period	$3,861,024	$4,186,267
Accumulated undistributed (distribution in excess of)
net investment income	$39,527	$4,894
Shares:
Class IA
Sold	1,684	4,010
Issued in merger	10,373	—
Issued on reinvestment of distributions	—	4,239
Redeemed	(20,029)	(50,470)
Total share activity	(7,972)	(42,221)
Class IB
Sold	863	1,260
Issued in merger	1,979	—
Issued on reinvestment of distributions	—	589
Redeemed	(4,131)	(8,768)
Total share activity	(1,289)	(6,919)

The accompanying notes are an integral part of these financial statements.

15

Hartford Advisers HLS Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Advisers HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-nine portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no

16

assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Debt securities (other than short-term obligations) held by the Fund are valued using bid prices or using valuations based on a matrix system (which considers factors such as security prices, yield, maturity and ratings) as provided by independent pricing services. Securities for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by the Fund’s Board of Directors. Generally, the Fund may use fair valuation in regard to debt securities when the Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that mature in 60 days or less are generally valued at amortized cost, which approximates market value.

Foreign-denominated assets, including investment securities, and liabilities are translated from the local currency into U.S. dollars using exchange rates obtained from an independent third party as of the Fund’s Valuation Time.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively. If a settlement price is not available, futures contracts will be valued at the most recent trade price as of the Valuation Time. If there were no trades, the contract shall be valued at the mean of the closing bid and asked prices as of the Valuation Time.

Forward foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Forward foreign currency contracts are valued using foreign currency exchange rates and forward rates on the Valuation Date from an independent pricing service.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Fund’s Board of Directors.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

17

Hartford Advisers HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

Foreign Currency – Based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – Valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

18

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level are shown as if they occurred at the beginning of the period.

Refer to the Investment Valuation Hierarchy Levels Summary and the Level 3 roll forward reconciliation found following the Schedules of Investments.

c)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

19

Hartford Advisers HLS Fund
Notes to Financial Statements –(continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

d)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Wellington Management Company, LLP (“Wellington Management”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

e)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

f)
Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Forward foreign currency contracts may be used to hedge against adverse fluctuations in exchange rates between currencies.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding forward foreign currency contracts as of June 30, 2010.

g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

h)
Illiquid and Restricted Securities – The Fund is permitted to invest up to 15% of its net assets in illiquid securities. “Illiquid Securities” are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid securities or other investments when its sub-adviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the unavailability of reliable market quotations for such securities or investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted securities,

20

commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted securities as of June 30, 2010.

i)
Securities Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for securities that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. During this period, such securities are subject to market fluctuations, and the Fund identifies securities segregated in its records with value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed delivery securities as of June 30, 2010.

j)
Credit Risk – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a Fund which holds securities with higher credit risk may be more volatile than funds holding bonds with lower credit risk.

k)
Prepayment/Interest Rate Risks – Certain debt securities allow for prepayment of principal without penalty. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline. In addition, with respect to securities, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage backed securities and certain asset backed securities. Accordingly, the potential for the value of a debt security to increase in response to interest rate declines is limited. For certain securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

The market value of debt securities held by the Fund may be affected by fluctuations in market interest rates. The market value of these investments tends to decline when interest rates rise and tends to increase when interest rates fall.

l)
Credit Default Swaps – The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into event linked swaps, including credit default swap contracts. The credit default swap market allows the Fund to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap agreement, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the agreement. For credit default swap contracts on credit indices at June 30, 2010, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The Fund is also subject to counterparty credit risk. Both credit and counterparty risks are mitigated by having a master netting arrangement between the Fund and the counterparty (although such amounts are presented on a gross basis within the Statement of Assets and Liabilities, as applicable) or by the posting of collateral by the counterparty to the Fund to cover

21

Hartford Advisers HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

the Fund’s exposure to the counterparty. The Fund will generally not buy protection on issuers that are not currently held by the Fund. The Fund had no outstanding credit default swaps as of June 30, 2010.

m)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

n)	Additional Derivative Instrument(s) Information

The volume of derivative activity was minimal during the six-month period ended June 30, 2010.

Realized Gain/Loss and Change in Unrealized Appreciation (Depreciation) on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Interest rate contracts	$—	$—	$2	$—	$—	$2
Foreign exchange contracts	—	—	—	1,365	—	1,365
Credit contracts	—	—	—	—	(184)	(184)
Equity contracts	—	—	(23)	—	—	(23)
Total	$—	$—	$(21)	$1,365	$(184)	$1,160

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Credit contracts	—	—	—	—	(115)	$(115)
Total	$—	$—	$—	$—	$(115)	$(115)

o)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Futures and Options:

The Fund is subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may invest in futures and options contracts in order to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract is an agreement between two parties to buy and sell an asset at a set price on a future date. When the Fund enters into such futures contracts, it is required to deposit with a futures commission merchant an amount of “initial margin” of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called variation margin, to and from the broker, are made on a daily basis as the price of the underlying asset fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Fund.

At any time prior to the expiration of the futures contract, the Fund may close the position by taking an opposite position, which would effectively terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a gain or loss.

22

The use of futures contracts involves elements of market risk, which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contracts may decrease the effectiveness of the Fund’s strategy and potentially result in loss. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded through a clearing house. The clearing house requires sufficient collateral to cover margins. As of June 30, 2010, there were no outstanding futures contracts.

An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The premium paid by the Fund for the purchase of a call or put option is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period.

The Fund may write (sell) covered options. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. The Fund receives a premium for writing a call or put option, which is recorded on the Fund’s Statement of Assets and Liabilities and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in the value of such options, which may exceed the related premiums received. The maximum amount of loss with respect to the Fund’s written put option is the cost of buying the underlying security or currency. The maximum loss may be offset by proceeds received from selling the underlying securities or currency. As of June 30, 2010, there were no outstanding option contracts.

4.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$83,425	$165,176
Long-Term Capital Gains*	—	30,856

* The Fund designates these distributions as long-term capital dividends pursuant to IRC code Sec. 852(b)(3)(C).

23

Hartford Advisers HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$4,894
Accumulated Capital and Other Losses*	(1,437,552)
Unrealized Appreciation†	237,461
Total Accumulated Deficit	$(1,195,197)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†
 The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$(466)
Accumulated Net Realized Gain (Loss) on Investments	469
Paid-in-Capital	(3)

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2016	$455,474
2017	957,662
Total	$1,413,136

As of December 31, 2009, the Fund elected to defer the following post October losses.

Amount
Long-Term Capital Gain	$24,416

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

5.	Expenses:

a)
Investment Management Agreements – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall

24

investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Wellington Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

b)
Administrative Services Agreement – For the two-month period January 1, 2010 through February 28, 2010, under the Administrative Services Agreement between HLIC and the Company, on behalf of the Fund, HLIC provided administrative services to the Fund and received monthly compensation at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund assumed and paid certain other expenses (including, but not limited to, accounting, custodian, state taxes and Directors’ fees). Effective March 1, 2010, the Investment Management Agreement was amended to include the administrative services for the Fund and the separate administrative services agreement was terminated.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services and to HLIC for administrative services rendered from January 1, 2010 through February 28, 2010, and the rates of compensation paid to the HL Advisors for the combined services from March 1, 2010 through June 30, 2010; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.6800%
On next $250 million	0.6550%
On next $500 million	0.6450%
On next $4 billion	0.5950%
On next $5 billion	0.5925%
Over $10 billion	0.5900%

c)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.016%
On next $5 billion	0.014%
Over $10 billion	0.012%

d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

e)
Fees Paid Indirectly – The Company, on behalf of the Fund has entered into agreements with State Street Global Advisers, LLC and Russell Implementation Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, these amounts are included in the Statement of Operations.

25

Hartford Advisers HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.65%	0.65%	0.63%	0.63%	0.62%	0.64%
Class IB	0.90	0.90	0.88	0.88	0.87	0.89

f)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

g)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $9. These fees are accrued daily and paid monthly.

h)
Payment from Affiliate – On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of The Hartford’s variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford settled this matter without admitting or denying the findings of the SEC.

The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and it is offered directly to certain qualified retirement plans (collectively “Products”). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, Inc. (“Hartford Life”) (the issuers of such variable annuity products), the Fund’s ability to restrict transfers by certain owners of older variable annuity products was limited. During 2006, these annuity owners surrendered the older variable annuity contracts that were the subject of prior litigation. In February 2005, Hartford Life agreed with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contracts owners.

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2006
	Class IA	Class IB
Impact from Payment from Affiliate for SEC Settlement	0.09%	0.09%
Total Return Excluding Payments from Affiliate	10.61	10.34

26

6.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$1,430,989
Sales Proceeds Excluding U.S. Government Obligations	1,494,768
Cost of Purchases for U.S. Government Obligations	55,063
Sales Proceeds for U.S. Government Obligations	53,553

7.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

8.	Fund Merger:

Reorganization of Hartford Global Advisers HLS Fund into Hartford Advisers HLS Fund: At a meeting held on August 5, 2009, the Board of Directors of the Company approved a Form of Agreement and Plan of Reorganization (“Reorganization Agreement”) that provided for the reorganization of a series of the Company, Hartford Global Advisers HLS Fund (“Target Fund”), into another series of the Company, Hartford Advisers Fund (“Acquiring Fund”) (the “Reorganization”). The reorganization did not require shareholder approval by the shareholders of Hartford Global Advisers HLS Fund or Hartford Advisers HLS Fund.

Pursuant to the Reorganization Agreement, on March 19, 2010, each holder of Class IA and Class IB shares of Hartford Global Advisers HLS Fund became the owner of full and fractional shares of the corresponding class in Hartford Advisers HLS Fund having an equal aggregate value.

The merger was accomplished by tax free exchange as detailed below:

					Net assets of
			Acquiring Fund	Net assets of	Acquiring
	Net assets of Target		shares issued to the	Acquiring Fund	Fund
	Fund on Merger	Target Fund shares	Target Fund's	immediately before	immediately
	Date	exchanged	shareholders	merger	after merger

Class IA	$188,305	17,995	10,373	$3,614,641	$3,802,946
Class IB	36,319	3,489	1,979	575,481	611,800
Total	$224,624	21,484	12,352	$4,190,122	$4,414,746

The Hartford Global Advisers Fund had the following unrealized appreciation, accumulated net realized losses and capital stock as of March 19, 2010.

27

Hartford Advisers HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

	Unrealized	Accumulated Net
	Appreciation	Realized Gains
Fund	(Depreciation)	(Losses)	Capital Stock	Total
Target Fund	$27,709	$(54,347)	$251,262	$224,624

Assuming the acquisition had been completed on January 1, 2010, the beginning of the semi-annual reporting period of the Fund, Hartford Advisers HLS Fund’s pro forma results of operations for the six-month period ended June 30, 2010, are as follows:

			Net Decrease in Net Assets
Fund	Net Investment Income	Net Gain on Investments	Resulting from Operations
Acquiring Fund	$35,147	$163,947	$(162,750)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Hartford Global Advisers HLS Fund that have been included in Hartford Adviser’s HLS Fund’s statement of operations since March 19, 2010.

9.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

28

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29

Hartford Advisers HLS Fund
Financial Highlights
- Selected Per-Share Date (A) -

	Net Asset			Net Realized						Net Increase
	Value at		Payments	and Unrealized	Total from	Dividends from	Distributions			(Decrease) in	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	Net Asset	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Value	of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$17.47	$0.16	$–	$(0.86)	$(0.70)	$–	$–	$–	$–	$(0.70)	$16.77
IB	17.68	0.13	–	(0.87)	(0.74)	–	–	–	–	(0.74)	16.94

For the Year Ended December 31, 2009
IA	13.69	0.36	–	3.78	4.14	(0.36)	–	–	(0.36)	3.78	17.47
IB	13.85	0.32	–	3.83	4.15	(0.32)	–	–	(0.32)	3.83	17.68

For the Year Ended December 31, 2008
IA	20.97	0.50	–	(7.09)	(6.59)	(0.58)	(0.11)	–	(0.69)	(7.28)	13.69
IB	21.18	0.47	–	(7.17)	(6.70)	(0.52)	(0.11)	–	(0.63)	(7.33)	13.85

For the Year Ended December 31, 2007
IA	22.60	0.55	–	0.90	1.45	(0.53)	(2.55)	–	(3.08)	(1.63)	20.97
IB	22.78	0.49	–	0.92	1.41	(0.46)	(2.55)	–	(3.01)	(1.60)	21.18

For the Year Ended December 31, 2006
IA	22.53	0.58	0.02	1.81	2.41	(0.57)	(1.77)	–	(2.34)	0.07	22.60
IB	22.70	0.51	0.02	1.83	2.36	(0.51)	(1.77)	–	(2.28)	0.08	22.78

For the Year Ended December 31, 2005
IA	23.04	0.54	–	1.12	1.66	(0.77)	(1.04)	(0.36)	(2.17)	(0.51)	22.53
IB	23.17	0.47	–	1.15	1.62	(0.69)	(1.04)	(0.36)	(2.09)	(0.47)	22.70

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)
During the six-month period ended June 30, 2010, the Fund incurred $204.5 million in purchases associated with the transition of assets from Hartford Global Advisers HLS Fund, which merged into the Fund on March 19, 2010. These purchases were excluded from the portfolio turnover calculation.

(H)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

30

- Ratios and Supplemental Data -

		Net Assets at	Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio Turnover
Total Return(B)		End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Rate(D)

(4.04	)%(E)	$3,328,562	0.65	%(F)	0.65	%(F)	1.70	%(F)	32	%(G)
(4.16	)(E)	532,462	0.90	(F)	0.90	(F)	1.45	(F)	–

30.29		3,607,929	0.65		0.65		2.15		73
29.96		578,338	0.90		0.90		1.90		–

(31.64)		3,404,626	0.63		0.63		2.43		76
(31.81)		548,899	0.88		0.88		2.18		–

6.64		6,291,220	0.63		0.63		2.13		47
6.37		1,080,254	0.88		0.88		1.88		–

10.70	(H)	7,207,926	0.64		0.64		2.24		87
10.43	(H)	1,252,293	0.89		0.89		1.99		–

7.24		8,157,354	0.66		0.65		1.96		89
6.97		1,366,216	0.91		0.90		1.72		–

31

Hartford Advisers HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

32

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
1 Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
2 Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

33

Hartford Advisers HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34

Hartford Advisers HLS Fund
Shareholder Meeting Results (Unaudited)

The following proposals were addressed and approved at a Special Meeting of Shareholders held on February 12, 2010.

Proposal to approve amendments to the Investment Management Agreement between the Fund and HL Investment Advisors, the purpose of which are to combine the administrative services for the Fund with the management services for the Fund under a single agreement.

Fund	For	Against	Abstain
Hartford Advisers HLS Fund	223,067,011.189	6,363,297.030	7,410,467.233

Proposal to elect Lemma Senbet and John Walters, each currently a Director, as Directors of Hartford Series Fund Inc.

Lemma W. Senbet

Funds	For	Withheld
Hartford Series Fund, Inc.	5,079,578,022.902	241,839,974.106

John C. Walters

Funds	For	Withheld
Hartford Series Fund, Inc.	5,081,138,302.186	240,279,694.822

35

Hartford Advisers HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$959.62	$3.16	$1,000.00	$1,021.57	$3.26	0.65%	181	365
Class IB	$1,000.00	$958.43	$4.37	$1,000.00	$1,020.33	$4.51	0.90%	181	365

36

Hartford Advisers HLS Fund
Approval of Investment Management Agreement (Unaudited)

The Board approved the annual continuation of the Investment Management Agreement (the “Agreement”) between Hartford Series Fund, Inc. (“HSF”) and HL Investment Advisors, LLC (“HL Advisors”) with respect to the Fund at its meeting on August 4-5, 2009. The Board’s considerations in approving the renewal of the Agreement are disclosed in the December 31, 2009 Annual Report for HSF.

At the November 4-5, 2009 meeting, the Board considered and approved amendments to the Agreement to include administrative services, which had been provided pursuant to a separate agreement, and investment management services under one agreement. The Board, including all of the Independent Directors, approved the amendments to the Agreement with respect to the Fund.

In approving the amendments, in addition to the information presented at the August meeting in connection with the annual review of the Agreement and the additional information provided throughout the year, the Board also considered the fact that the amendments did not result in an overall increase in fees to shareholders. The Board took note of the fact that the management of HL Advisors believes that the proposal to combine the administrative services with the investment management services under a single agreement will produce streamlined fee disclosure, resulting in greater transparency and clarity in the Fund’s prospectuses and financial reports. The Board further noted management's belief that the change would result in consistency across all of the Hartford Funds in the complex in that the funds of HSF are the only funds in the complex (other than the R share classes of the Hartford retail funds) that are subject to a separate administrative services fee. Finally, the Board noted management's view that the proposed changes to the Agreement should also serve to simplify the Board's annual consideration of the investment management arrangements for the Fund in that the investment management and administrative fees would be presented as a single fee for fee comparison purposes, which should facilitate the Board's analysis.

The shareholders of the Fund approved the amendments at a Special Meeting of Shareholders held on February 12, 2010. The amendments were effective as of March 1, 2010.

37

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

“The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. The prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-AD10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford Capital Appreciation HLS Fund

Hartford Capital Appreciation HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford Capital Appreciation HLS Fund inception 4/2/1984
(subadvised by Wellington Management Company, LLP)

Investment objective – Seeks growth of capital.

Performance Overview(1) 6/30/00 - 6/30/10
Growth of $10,000 investment

Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)
	6	1	5	10
	Month†	Year	Year	Year
Capital Appreciation IA	-8.91%	14.89%	2.80%	3.78%
Capital Appreciation IB	-9.02%	14.61%	2.54%	3.54%
Russell 3000 Index	-6.05%	15.72%	-0.48%	-0.92%
S&P 500 Index	-6.64%	14.43%	-0.80%	-1.59%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

Portfolio Managers
Saul J. Pannell, CFA	Kent M. Stahl, CFA	Peter I. Higgins, CFA
Senior Vice President, Partner	Senior Vice President, Director	Senior Vice President, Partner
Paul E. Marrkand, CFA	Nicolas M. Choumenkovitch	Donald Kilbride
Senior Vice President, Partner	Senior Vice President, Partner	Senior Vice President
Stephen Mortimer	David W. Palmer, CFA	Jeffrey L. Kripke
Senior Vice President	Vice President	Vice President

How did the Fund perform?

The Class IA shares of the Hartford Capital Appreciation HLS Fund returned -8.91% for the six-month period ended June 30, 2010, underperforming its benchmarks, the Russell 3000 Index, which returned -6.05% and the S&P 500 Index, which returned -6.64% for the same period. The Fund also underperformed the -6.10% return of the average fund in the Lipper Multi- Cap Core Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global equities had a tumultuous start to 2010. Through late April, U.S. equities rose as investor confidence grew amid better-than-expected corporate earnings, accommodative monetary policy, and improving economic conditions. From late April until the end of the period, risk aversion rose and equities fell on concerns that the global economy could slip back into recession. Investors worried about how burgeoning fiscal deficits across much of Europe, tightening credit conditions in China, and a disinflationary environment would affect the economic recovery and corporate earnings growth. Equity markets as measured by the Russell 3000 returned (-6%) during the period, with all sectors within the index

2

posting negative returns. Energy (-12%), Materials (-11%), and Information Technology (-10%) lagged the most. Consumer Discretionary (-1%) and Industrials (-2%) performed the best.

The Fund underperformed its benchmark primarily due to stock selection. Selection was weakest in Information Technology, Health Care, and Financials, and strongest in Industrials. Allocation among sectors, a result of the bottom-up (i.e. stock by stock fundamental research) stock selection process, contributed positively to relative (i.e. performance of the Fund as measured against the benchmark) performance, largely due to an underweight (i.e. the Fund’s sector position was less than the benchmark position) position in Energy and an overweight (i.e. the Fund’s sector position was greater than the benchmark position) to Consumer Discretionary. A modest allocation to cash during the period contributed positively in a declining market.

The largest detractors from relative returns were Cameco (Energy), Hon Hai Precision (Information Technology), and British Petroleum (BP) (Energy). Shares of Canadian uranium producer Cameco performed poorly as uranium spot prices declined. Electronic components manufacturer Hon Hai Precision’s stock fell as investors worried about the company's gross margin trends, which were influenced by the addition of new-lower margin projects. Toward the end of the period, shares of Hon Hai Precision also declined on news of multiple suicides at their manufacturing campus in Shenzhen. Shares of BP fell in the aftermath of the catastrophic oil spill at its Deepwater Horizon oil rig in the Gulf of Mexico. Pharmaceutical company Pfizer (Health Care) and investment bank and bank holding company Goldman Sachs (Financials) were also top detractors from absolute performance.

Ford Motor Company (Consumer Discretionary), Exxon Mobil (Energy), and ACE (Financials) were among the top contributors to relative returns. Shares of automobile and truck manufacturer Ford Motor rose toward the beginning of the period as earnings exceeded expectations due to the firm's strong product line-up as well as continued improvements in prices and margins. Shares of large diversified energy company Exxon Mobil fell as investors were concerned about potential dilution from the firm's acquisition of XTO and Exxon's exclusion from the Russell Value Index. Our underweight relative to the benchmark contributed positively to relative results. Shares of ACE, a global property and casualty insurance company, benefited from better-than-consensus quarterly results due primarily to favorable property and casualty underwriting. Consumer electronics company Apple (Information Technology) and mining company Barrick Gold (Materials) were top contributors to absolute returns.

What is the outlook?

Global equity markets have come under pressure as credit fears have resurfaced, especially in Europe. We believe there are also early indications of a coming global growth slowdown. With inflation generally absent, we expect no rate hikes from any of the major central banks in the near future. The sovereign debt crisis in Europe is likely only a precursor to the fiscal challenges many developed countries may face in the coming years. Emerging countries continue to have superior macroeconomic fundamentals and are expected to provide some offset in an otherwise slowing global growth environment.

In this environment we continue to focus our efforts on stock-by-stock fundamental research. At the end of the period, the Fund was most overweight the Consumer Discretionary, Health Care, and Materials sectors and most underweight Consumer Staples, Utilities, and Energy. The Fund’s largest absolute sector weights were in the Information Technology, Financials, and Consumer Discretionary sectors. As of June 30, 2010, Team 1 (Saul Pannell) managed approximately 51% of the Fund’s net assets.

Diversification by Industry
as of June 30, 2010
Percentage of
Industry (Sector)	Net Assets
Equity Securities
Automobiles & Components (Consumer Discretionary)	5.6%
Banks (Financials)	5.9
Capital Goods (Industrials)	7.3
Commercial & Professional Services (Industrials)	0.2
Consumer Durables & Apparel (Consumer Discretionary)	1.8
Consumer Services (Consumer Discretionary)	0.9
Diversified Financials (Financials)	4.2
Energy (Energy)	7.5
Food & Staples Retailing (Consumer Staples)	2.6
Food, Beverage & Tobacco (Consumer Staples)	2.9
Health Care Equipment & Services (Health Care)	4.6
Household & Personal Products (Consumer Staples)	0.5
Insurance (Financials)	5.7
Materials (Materials)	6.2
Media (Consumer Discretionary)	2.3
Other Investment Pools and Funds (Financials)	0.5
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	10.2
Real Estate (Financials)	0.2
Retailing (Consumer Discretionary)	4.8
Semiconductors & Semiconductor Equipment (Information Technology)	2.6
Software & Services (Information Technology)	8.7
Technology Hardware & Equipment (Information Technology)	7.6
Telecommunication Services (Services)	0.7
Transportation (Industrials)	4.1
Utilities (Utilities)	0.4
Total	98.0%
Fixed Income Securities
Finance and Insurance (Finance)	0.3
Total	0.3%
Short-Term Investments	1.1
Other Assets and Liabilities	0.6
Total	100.0%

3

Hartford Capital Appreciation HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8%
	Automobiles & Components - 4.9%
960	Daimler AG	$48,542
22,618	Ford Motor Co. •	227,992
239	Gentex Corp.	4,290
1,100	Johnson Controls, Inc.	29,554
168	Magna International, Inc. Class A	11,081
3,844	Modine Manufacturing Co. •	29,522
517	Tenneco Automotive, Inc. •	10,889
2,295	TRW Automotive Holdings Corp. •	63,270
		425,140
	Banks - 5.9%
96	Bancolombia S.A. ADR	4,803
9,781	Bank Central Asia PT	6,364
9,241	Barclays Bank plc	36,884
4,952	China Merchants Bank Co., Ltd.	11,847
3,270	Intesa Sanpaolo	8,613
418	Itau Unibanco Banco Multiplo S.A. ADR	7,526
81	Itau Unibanco Holding S.A. ADR ■	1,453
12,784	Lloyds Banking Group plc	10,092
847	MGIC Investment Corp. •	5,834
20,772	Mitsubishi UFJ Financial Group, Inc.	94,321
1,129	PMI Group, Inc. •	3,262
508	Radian Group, Inc.	3,675
2,008	Standard Chartered plc	48,900
130	Sumitomo Mitsui Financial Group, Inc.	3,682
14,506	Turkiye Garanti Bankasi A.S.	60,369
8,092	Wells Fargo & Co.	207,160
		514,785
	Capital Goods - 7.3%
252	AMETEK, Inc.	10,106
1,568	ArvinMeritor, Inc. •	20,544
854	Atlas Copco Ab	12,483
381	Barnes Group, Inc.	6,248
231	Boeing Co.	14,492
325	Caterpillar, Inc.	19,500
69	Cummins, Inc.	4,509
181	Dover Corp.	7,559
153	Emerson Electric Co.	6,668
239	Flowserve Corp.	20,284
395	General Dynamics Corp.	23,149
9,715	General Electric Co.	140,084
528	Honeywell International, Inc.	20,599
305	Illinois Tool Works, Inc.	12,610
728	Ingersoll-Rand plc	25,094
5,647	Itochu Corp.	44,143
105	Jacobs Engineering Group, Inc. •	3,826
97	Joy Global, Inc.	4,846
148	Kone Oyj Class B	5,889
140	Lockheed Martin Corp.	10,460
161	Mitsui & Co., Ltd.	1,880
167	Moog, Inc. Class A •	5,382
219	Navistar International Corp. •	10,751
183	Parker-Hannifin Corp.	10,154
297	Pentair, Inc.	9,567
177	Precision Castparts Corp.	18,243
2,003	Raytheon Co.	96,931
60	Regal-Beloit Corp.	3,347
84	Rockwell Collins, Inc.	4,436
967	Safran S.A.	26,963
109	Schneider Electric S.A.	10,964
275	Terex Corp. •	5,154
104	W.W. Grainger, Inc.	10,333
1	WESCO International, Inc. •	49
		627,247
	Commercial & Professional Services - 0.2%
651	Capital Group plc	7,170
254	Herman Miller, Inc.	4,797
66	Manpower, Inc.	2,845
744	Steelcase, Inc.	5,769
		20,581
	Consumer Durables & Apparel - 1.8%
908	Brunswick Corp.	11,292
280	CIE Financiere Richemont S.A.	9,765
233	Coach, Inc.	8,521
3,549	Eastman Kodak Co. •	15,402
226	Hanesbrands, Inc. •	5,438
752	Harman International Industries, Inc. •	22,480
516	MRV Engenharia e Participacoes S.A.	3,643
138	Nikon Corp.	2,383
49	NVR, Inc. •	32,079
14,268	Skyworth Digital Holdings Ltd.	9,403
581	Stanley Black & Decker, Inc.	29,337
139	Tempur-Pedic International, Inc. •	4,262
		154,005
	Consumer Services - 0.9%
365	Apollo Group, Inc. Class A •	15,512
43	Carnival Corp.	1,295
1,306	Educomp Solutions Ltd.	14,841
62	ITT Educational Services, Inc. •	5,178
688	Las Vegas Sands Corp. •	15,234
82	McDonald's Corp.	5,416
272	MGM Resorts International •	2,620
34,635	Rexlot Holdings Ltd.	3,170
301	Starbucks Corp.	7,312
1,541	Thomas Cook Group plc	4,080
		74,658
	Diversified Financials - 4.2%
997	Ameriprise Financial, Inc.	36,011
3,508	Bank of America Corp.	50,410
148	Bank of New York Mellon Corp.	3,664
1,125	Goldman Sachs Group, Inc.	147,635
278	Invesco Ltd.	4,674
216	JP Morgan Chase & Co.	7,911
135	Morgan Stanley	3,131
452	Oaktree Capital ■•	15,481
31	Solar Capital Ltd.	587
75	Solar Cayman Ltd. ⌂•†	29
392	TD Ameritrade Holding Corp. •	6,001
4,267	UBS AG	56,526
1,784	UBS AG ADR	23,584
		355,644
	Energy - 7.5%
77	Alpha Natural Resources, Inc. •	2,595
1,145	Anadarko Petroleum Corp.	41,335
142	Apache Corp.	11,938
1,223	Baker Hughes, Inc.	50,821
2,218	BG Group plc	32,981
1,780	BP plc ADR	51,401
127	Cabot Oil & Gas Corp.	3,962

The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8% - (continued)
	Energy - 7.5% - (continued)
2,788	Cameco Corp.	$59,337
378	Cameron International Corp. •	12,299
446	Canadian Natural Resources Ltd. ADR	14,807
184	Chesapeake Energy Corp.	3,847
211	Chevron Corp.	14,298
1,224	Cobalt International Energy •	9,117
1,604	Consol Energy, Inc.	54,164
145	EOG Resources, Inc.	14,214
1,868	Essar Energy plc •	13,264
301	Exxon Mobil Corp.	17,157
1,588	Karoon Gas Australia Ltd. •	7,876
250	Massey Energy Co.	6,828
1,062	National Oilwell Varco, Inc.	35,127
195	Noble Corp.	6,040
259	Noble Energy, Inc.	15,650
64	Occidental Petroleum Corp.	4,911
118	Oceaneering International, Inc. •	5,280
163	Overseas Shipholding Group, Inc.	6,024
61	Peabody Energy Corp.	2,387
344	Repsol YPF S.A.	6,936
326	SBM Offshore N.V.	4,667
317	Schlumberger Ltd.	17,515
24	Smith International, Inc.	902
431	Southwestern Energy Co. •	16,654
2,256	Suncor Energy, Inc.	66,415
463	Tsakos Energy Navigation Ltd.	6,565
513	Valero Energy Corp.	9,222
805	Weatherford International Ltd. •	10,573
95	Whiting Petroleum Corp. •	7,442
		644,551
	Food & Staples Retailing - 2.6%
4,998	CVS/Caremark Corp.	146,553
24,070	Olam International Ltd.	44,179
185	Sysco Corp.	5,277
511	Wal-Mart Stores, Inc.	24,555
		220,564
	Food, Beverage & Tobacco - 2.9%
69	Anheuser-Busch InBev N.V.	3,319
622	Archer Daniels Midland Co.	16,065
173	General Mills, Inc.	6,130
370	Green Mountain Coffee Roasters •	9,506
225	Groupe Danone	12,081
452	Imperial Tobacco Group plc	12,620
2	Japan Tobacco, Inc.	5,404
4,742	Kraft Foods, Inc.	132,770
354	Molson Coors Brewing Co.	14,987
659	PepsiCo, Inc.	40,160
		253,042
	Health Care Equipment & Services - 4.6%
42	Accretive Health, Inc. •	554
160	Aetna, Inc.	4,216
82	Bard (C.R.), Inc.	6,381
458	Cardinal Health, Inc.	15,410
294	CIGNA Corp.	9,116
1,444	Covidien plc	58,022
85	Edwards Lifesciences Corp. •	4,765
560	Hologic, Inc. •	7,803
66	Hospira, Inc. •	3,794
10	Intuitive Surgical, Inc. •	3,261
122	Laboratory Corp. of America Holdings •	9,188
506	McKesson Corp.	34,009
2,161	Medtronic, Inc.	78,366
197	St. Jude Medical, Inc. •	7,103
54	Stryker Corp.	2,678
89	SXC Health Solutions Corp. •	6,497
4,999	UnitedHealth Group, Inc.	141,976
96	Wellpoint, Inc. •	4,709
		397,848
	Household & Personal Products - 0.5%
44	Clorox Co.	2,732
130	Energizer Holdings, Inc. •	6,521
568	Procter & Gamble Co.	34,059
		43,312
	Insurance - 5.7%
3,714	ACE Ltd.	191,180
621	Assured Guaranty Ltd.	8,246
355	Chubb Corp.	17,761
173	Everest Re Group Ltd.	12,220
643	Fidelity National Financial, Inc.	8,354
2,724	Genworth Financial, Inc. •	35,599
458	Lincoln National Corp.	11,136
2,889	Marsh & McLennan Cos., Inc.	65,146
286	MetLife, Inc.	10,796
276	Ping An Insurance (Group) Co. ⌂†	2,277
273	Platinum Underwriters Holdings Ltd.	9,914
669	Principal Financial Group, Inc.	15,674
8,519	Prudential plc	64,258
371	Reinsurance Group of America, Inc.	16,945
99	Tokio Marine Holdings, Inc.	2,598
855	Unum Group	18,545
13	White Mountains Insurance Group Ltd.	4,118
		494,767
	Materials - 6.2%
367	A. Schulman, Inc.	6,965
593	African Barrick Gold Ltd. •	5,626
1,377	AngloGold Ltd. ADR	59,467
1,211	Barrick Gold Corp.	54,978
54	Cliff's Natural Resources, Inc.	2,556
479	CRH plc	9,873
4,215	Dow Chemical Co.	99,973
81	Freeport-McMoRan Copper & Gold, Inc.	4,802
166	Georgia Gulf Corp. •	2,213
570	HeidelbergCement AG	26,935
14,761	Huabao International Holdings Ltd.	18,868
221	Impala Platinum Holdings Ltd.	5,145
32	Martin Marietta Materials, Inc.	2,692
419	Methanex Corp.	8,257
116	Monsanto Co.	5,362
1,098	Mosaic Co.	42,800
245	Nucor Corp.	9,396
917	Owens-Illinois, Inc. •	24,262
104	Potash Corp. of Saskatchewan, Inc. ADR	8,940
3,315	Rexam plc	14,911
287	Rio Tinto plc	12,592
265	Rio Tinto plc ADR	11,554
2,458	Sino Forest Corp. Class A •	34,937
104	Teck Cominco Ltd. Class B	3,082
532	Titanium Metals Corp. •	9,349

 The accompanying notes are an integral part of these financial statements.

5

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8% - (continued)
	Materials - 6.2% - (continued)
938	Vedanta Resources plc	$29,482
275	Vulcan Materials Co.	12,049
486	Xstrata plc	6,365
		533,431
	Media - 2.3%
1,918	CBS Corp. Class B	24,800
1,536	Comcast Corp. Class A	26,681
407	Comcast Corp. Special Class A	6,685
1,106	DirecTV Class A •	37,513
189	DreamWorks Animation SKG, Inc. •	5,391
184	Focus Media Holding Ltd. ADR •	2,856
30	Harvey. Weinstein Co Holdings Class A-1 ⌂•†	–
4,944	News Corp. Class A	59,125
285	Omnicom Group, Inc.	9,785
412	Supermedia, Inc. •	7,532
377	Virgin Media, Inc.	6,294
803	WPP plc	7,567
		194,229
	Pharmaceuticals, Biotechnology & Life Sciences - 10.2%
574	Alkermes, Inc. •	7,142
636	Amgen, Inc. •	33,464
172	Amylin Pharmaceuticals, Inc. •	3,239
571	Arena Pharmaceuticals, Inc. •	1,752
219	Auxilium Pharmaceuticals, Inc. •	5,151
893	Bristol-Myers Squibb Co.	22,283
1,011	Celgene Corp. •	51,399
3,524	Daiichi Sankyo Co., Ltd.	62,965
3,735	Elan Corp. plc ADR •	16,806
1,055	Eli Lilly & Co.	35,355
478	Gilead Sciences, Inc. •	16,371
321	Johnson & Johnson	18,941
901	King Pharmaceuticals, Inc. •	6,841
73	Life Technologies Corp. •	3,436
196	Map Pharmaceuticals, Inc. •	2,571
2,627	Merck & Co., Inc.	91,856
225	Mylan, Inc. •	3,833
6,266	Novavax, Inc. •	13,598
11,300	Pfizer, Inc.	161,135
326	Pharmaceutical Product Development, Inc.	8,292
889	Roche Holding AG	122,418
824	Shionogi & Co., Ltd.	17,079
2,047	Teva Pharmaceutical Industries Ltd. ADR	106,429
522	Thermo Fisher Scientific, Inc. •	25,614
783	UCB S.A.	24,586
138	Waters Corp. •	8,937
120	Watson Pharmaceuticals, Inc. •	4,856
		876,349
	Real Estate - 0.2%
1,929	Hang Lung Properties Ltd.	7,378
348	Iguatemi Emp de Shopping	6,085
540	Sun Hung Kai Properties Ltd.	7,385
		20,848
	Retailing - 4.8%
153	Advance Automotive Parts, Inc.	7,693
167	Amazon.com, Inc. •	18,193
29,055	Buck Holdings L.P. ⌂•†	65,512
159	Children's Place Retail Stores, Inc. •	7,017
189	Dick's Sporting Goods, Inc. •	4,714
322	Expedia, Inc.	6,044
118	Family Dollar Stores, Inc.	4,447
1,352	Gap, Inc.	26,302
93	Guess?, Inc.	2,916
1,295	Lowe's Co., Inc.	26,454
466	Nordstrom, Inc.	15,007
183	Priceline.com, Inc. •	32,356
283	Ross Stores, Inc.	15,089
1,267	Staples, Inc.	24,134
1,310	Target Corp.	64,392
189	The Buckle, Inc.	6,138
1,723	TJX Cos., Inc.	72,273
317	Urban Outfitters, Inc. •	10,887
219	Williams-Sonoma, Inc.	5,423
		414,991
	Semiconductors & Semiconductor Equipment - 2.6%
649	Altera Corp.	16,100
772	Analog Devices, Inc.	21,517
1,053	ASML Holding N.V. ADR	28,912
224	Atheros Communications, Inc. •	6,159
233	Broadcom Corp. Class A	7,672
334	Cypress Semiconductor Corp. •	3,351
792	Intel Corp.	15,405
888	Intersil Corp.	10,759
234	Marvell Technology Group Ltd. •	3,683
293	Maxim Integrated Products, Inc.	4,904
705	Micron Technology, Inc. •	5,990
318	NVIDIA Corp. •	3,250
336	Skyworks Solutions, Inc. •	5,634
6,810	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	66,461
177	Texas Instruments, Inc.	4,112
146	Varian Semiconductor Equipment Associates, Inc. •	4,182
709	Xilinx, Inc.	17,909
		226,000
	Software & Services - 8.7%
4,443	Activision Blizzard, Inc.	46,609
347	Adobe Systems, Inc. •	9,171
176	Alliance Data Systems Corp. •	10,499
580	Automatic Data Processing, Inc.	23,350
804	BMC Software, Inc. •	27,857
176	CACI International, Inc. Class A •	7,472
544	Cadence Design Systems, Inc. •	3,152
256	Check Point Software Technologies Ltd. ADR •	7,557
156	Citrix Systems, Inc. •	6,572
98	Cognizant Technology Solutions Corp. •	4,881
142	Concur Technologies, Inc. •	6,052
6,995	eBay, Inc. •	137,164
69	Equinix, Inc. •	5,563
91	Google, Inc. •	40,541
1,107	IBM Corp.	136,735
81	Longtop Financial Technologies Ltd. •	2,612
2,414	Microsoft Corp.	55,537
753	Monster Worldwide, Inc. •	8,770
6,756	Oracle Corp.	144,986
169	Paychex, Inc.	4,387
76	Rovi Corp. •	2,884

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8% - (continued)
	Software & Services - 8.7% - (continued)
421	Tencent Holdings Ltd.	$6,981
24	Visa, Inc.	1,691
93	Vistaprint N.V. •	4,412
107	VMware, Inc. •	6,706
2,478	Western Union Co.	36,952
		749,093
	Technology Hardware & Equipment - 7.6%
473	Apple, Inc. •	118,883
481	Arrow Electronics, Inc. •	10,739
153	Avnet, Inc. •	3,696
7,792	Cisco Systems, Inc. •	166,057
2,534	Corning, Inc.	40,930
1,356	Dell, Inc. •	16,348
3,359	EMC Corp. •	61,476
708	Emulex Corp. •	6,500
1,804	Flextronics International Ltd. •	10,102
219	Hewlett-Packard Co.	9,484
3,083	Hitachi Ltd.	11,199
23,961	Hon Hai Precision Industry Co., Ltd. •	83,986
328	Jabil Circuit, Inc.	4,366
427	Juniper Networks, Inc. •	9,742
498	NetApp, Inc. •	18,590
194	Polycom, Inc. •	5,782
948	QLogic Corp. •	15,756
721	Qualcomm, Inc.	23,689
175	Research In Motion Ltd. •	8,607
377	Riverbed Technology, Inc. •	10,408
303	SanDisk Corp. •	12,730
161	Trimble Navigation Ltd. •	4,505
		653,575
	Telecommunication Services - 0.7%
121	American Tower Corp. Class A •	5,367
432	AT&T, Inc.	10,443
84	Brasil Telecom S.A. ADR •	1,692
36	Iridium Communications, Inc. •	360
1,277	MTN Group Ltd.	16,729
1,568	Vodafone Group plc ADR	32,415
		67,006
	Transportation - 4.1%
10,163	AirAsia Berhad •	3,903
661	All America Latina Logistica S.A.	5,167
827	AMR Corp. •	5,610
2,130	British Airways plc	6,189
227	C.H. Robinson Worldwide, Inc.	12,657
513	Continental Airlines, Inc. •	11,295
6,239	Delta Air Lines, Inc. •	73,305
148	Expeditors International of Washington, Inc..	5,124
96	FedEx Corp.	6,699
695	JetBlue Airways Corp. •	3,818
132	Kansas City Southern •	4,780
102	Kuehne & Nagel International AG	10,532
486	Localiza Rent a Car S.A.	5,590
15,270	Nippon Yusen	55,647
513	Southwest Airlines Co.	5,700
3,208	UAL Corp. •	65,961
1,013	United Parcel Service, Inc. Class B	57,656
477	US Airways Group, Inc. •	4,106
		343,739
	Utilities - 0.4%
273	Entergy Corp.	19,523
463	N.V. Energy, Inc.	5,466
480	Northeast Utilities	12,223
		37,212

	Total common stocks (cost $8,641,898)	$8,342,617

PREFERRED STOCKS - 0.7%
	Automobiles & Components - 0.7%
710	Volkswagen AG N.V.	$62,307
		62,307
	Total preferred stocks
	(cost $67,096)	$62,307

WARRANTS - 0.0%
	Banks - 0.0%
59	Washington Mutual, Inc Private Placement ⌂•†	$–

	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
510	Novavax, Inc. ⌂•	–

	Total warrants (cost $–)	$–

EXCHANGE TRADED FUNDS - 0.5%
	Other Investment Pools and Funds - 0.5%
316	SPDR S&P MidCap 400 ETF Trust	$40,815

	Total exchange traded funds (cost $36,415)	$40,815

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.3%
	Finance and Insurance - 0.3%
	MBIA Insurance Co.
$53,500	14.00%, 01/15/2033 ■Δ	$24,075

	Total corporate bonds: non-investment grade (cost $53,136)	$24,075

	Total long-term investments (cost $8,798,545)	$8,469,814

SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.1%
$32,386	Bank of America TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $32,386, collateralized by FHLMC 5.50%, 2039, FNMA 4.50% - 5.50%, 2038 - 2040, GNMA 5.00%, 2040, value of $33,034) 0.05%, 6/30/2010	$32,386

 The accompanying notes are an integral part of these financial statements.

7

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.1% - (continued)
	Repurchase Agreements - 1.1% - (continued)
$5,549	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $5,549, collateralized by FNMA 4.50% - 6.50%, 2024 - 2040, GNMA 5.00% - 6.50%, 2038 - 2040, value of $5,661) 0.04%, 6/30/2010		$5,549
24,521	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $24,521, collateralized by GNMA 3.13% - 7.00%, 2023 - 2052, value of $25,012) 0.05%, 6/30/2010		24,521
5,550	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $5,550, collateralized by FHLMC 2.38% - 5.83%, 2033 - 2038, value of $5,661) 0.06%, 6/30/2010		5,550
24,181	Morgan Stanley & Co., Inc. TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $24,181, collateralized by FHLMC 5.00% - 5.50%, 2038 - 2039, FNMA 5.00%, 2039, value of $24,762) 0.03%, 6/30/2010		24,181
283	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2010 in the amount of $283, collateralized by U.S. Treasury Bill 0.88%, 2011, value of $290) 0.02%, 6/30/2010		283
6,120	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $6,120, collateralized by FNMA 5.00% - 6.00%, 2033 - 2036, value of $6,243) 0.09%, 6/30/2010		6,120
			98,590
	Total short-term investments (cost $98,590)		$98,590

	Total investments (cost $8,897,135) ▲	99.4%	$8,568,404
	Other assets and liabilities	0.6%	51,629
	Total net assets	100.0%	$8,620,033

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 24.5% of total net assets at June 30, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $9,264,713 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$505,292
Unrealized Depreciation	(1,201,601)
Net Unrealized Depreciation	$(696,309)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at June 30, 2010, was $67,818, which represents 0.79% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at June 30, 2010, was $41,009, which represents 0.48% of total net assets.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
06/2007	29,055	Buck Holdings L.P.	$24,841
10/2005	30	Harvey Weinstein Co. Holdings
		Class A-1 - Reg D	27,951
07/2008	510	Novavax, Inc. Warrants	–
05/2010	276	Ping An Insurance (Group) Co.	2,153
03/2007	75	Solar Cayman Ltd. - 144A	55
04/2008	59	Washington Mutual, Inc. Private
		Placement Warrants	–

The aggregate value of these securities at June 30, 2010 was $67,818 which represents 0.79% of total net assets.

The accompanying notes are an integral part of these financial statements.

8

Forward Foreign Currency Contracts Outstanding at June 30, 2010

Description	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound (Sell)	$467	$472	07/01/10	$5
British Pound (Sell)	4,249	4,291	07/02/10	42
British Pound (Sell)	1,306	1,307	07/06/10	1
Euro (Sell)	787	788	07/02/10	1
Euro (Sell)	2,196	2,224	07/13/10	28
Euro (Sell)	385,839	420,156	12/15/10	34,317
Japanese Yen (Sell)	1,561	1,545	07/01/10	(16)
Japanese Yen (Sell)	2,168	2,036	07/13/10	(132)
Japanese Yen (Sell)	9,994	9,704	09/15/10	(290)
Japanese Yen (Sell)	255,886	246,294	12/15/10	(9,592)
Japanese Yen (Buy)	310	309	07/02/10	1
Japanese Yen (Buy)	215	204	07/13/10	11
South African Rand (Sell)	14,319	14,497	07/01/10	178
Swiss Franc (Buy)	18	18	07/02/10	–
				$24,554

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

9

Hartford Capital Appreciation HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$425,140	$376,598	$48,542	$–
Banks	514,785	233,713	281,072	–
Capital Goods	627,247	524,925	102,322	–
Commercial & Professional Services	20,581	13,411	7,170	–
Consumer Durables & Apparel	154,005	132,454	21,551	–
Consumer Services	74,658	52,567	22,091	–
Diversified Financials	355,644	283,608	56,526	15,510
Energy	644,551	592,091	52,460	–
Food & Staples Retailing	220,564	176,385	44,179	–
Food, Beverage & Tobacco	253,042	222,937	30,105	–
Health Care Equipment & Services	397,848	397,848	–	–
Household & Personal Products	43,312	43,312	–	–
Insurance	494,767	425,634	66,856	2,277
Materials	533,431	409,260	124,171	–
Media	194,229	186,662	7,567	–
Pharmaceuticals, Biotechnology & Life Sciences	876,349	649,301	227,048	–
Real Estate	20,848	6,085	14,763	–
Retailing	414,991	349,479	–	65,512
Semiconductors & Semiconductor Equipment	226,000	226,000	–	–
Software & Services	749,093	742,112	6,981	–
Technology Hardware & Equipment	653,575	558,390	95,185	–
Telecommunication Services	67,006	50,277	16,729	–
Transportation	343,739	267,468	76,271	–
Utilities	37,212	37,212	–	–
Total	8,342,617	6,957,729	1,301,589	83,299
Corporate Bonds: Non-Investment Grade	24,075	–	24,075	–
Exchange Traded Funds	40,815	40,815	–	–
Preferred Stocks	62,307	–	62,307	–
Warrants	–	–	–	–
Short-Term Investments	98,590	–	98,590	–
Total	$8,568,404	$6,998,544	$1,486,561	$83,299
Forward Foreign Currency Contracts*	34,584	–	34,584	–
Total	$34,584	$–	$34,584	$–
Liabilities:
Forward Foreign Currency Contracts*	10,030	–	10,030	–
Total	$10,030	$–	$10,030	$–

♦	For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2010
Assets:
Common Stock	$75,356	$2,514	$11,832	*	$—	$2,153	$(8,556)	$—	$—	$83,299
Warrants	—	—	—		—	—	—	—	—	—
Total	$75,356	$2,514	$11,832		$—	$2,153	$(8,556)	$—	$—	$83,299

*	Change in unrealized gains or losses in the current period relating to assets still held at June 30, 2010 was $7,793.

The accompanying notes are an integral part of these financial statements.

10

Hartford Capital Appreciation HLS Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $8,897,135)	$8,568,404
Cash	1
Foreign currency on deposit with custodian (cost $102)	121
Unrealized appreciation on forward foreign currency contracts	34,584
Receivables:
Investment securities sold	63,794
Fund shares sold	864
Dividends and interest	13,181
Other assets	20
Total assets	8,680,969
Liabilities:
Unrealized depreciation on forward foreign currency contracts	10,030
Payables:
Investment securities purchased	35,448
Fund shares redeemed	13,558
Investment management fees	1,258
Distribution fees	76
Accrued expenses	566
Total liabilities	60,936
Net assets	$8,620,033
Summary of Net Assets:
Capital stock and paid-in-capital	$11,251,849
Accumulated undistributed net investment income	43,182
Accumulated net realized loss on investments and foreign currency transactions	(2,370,677)
Unrealized depreciation of investments and the translations of assets and liabilities denominated in foreign currency	(304,321)
Net assets	$8,620,033
Shares authorized	5,000,000
Par value	$0.001
Class IA: Net asset value per share	$33.36
Shares outstanding	218,666
Net assets	$7,295,207
Class IB: Net asset value per share	$33.04
Shares outstanding	40,094
Net assets	$1,324,826

The accompanying notes are an integral part of these financial statements.

11

Hartford Capital Appreciation HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$71,168
Interest	3,615
Less: Foreign tax withheld	(2,633)
Total investment income, net	72,150

Expenses:
Investment management fees	27,828
Administrative service fees	3,194
Transfer agent fees	3
Distribution fees - Class IB	1,919
Custodian fees	108
Accounting services fees	833
Board of Directors' fees	99
Audit fees	78
Other expenses	897
Total expenses (before fees paid indirectly)	34,959
Commission recapture	(147)
Total fees paid indirectly	(147)
Total expenses, net	34,812
Net investment income	37,338

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	497,756
Net realized gain on forward foreign currency contracts	3,351
Net realized loss on other foreign currency transactions	(2,049)
Net Realized Gain on Investments and Foreign Currency Transactions	499,058

Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(1,405,309)
Net unrealized appreciation of forward foreign currency contracts	22,238
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(289)
Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions	(1,383,360)
Net Loss on Investments and Foreign Currency Transactions	(884,302)
Net Decrease in Net Assets Resulting from Operations	$(846,964)
The accompanying notes are an integral part of these financial statements.

12

Hartford Capital Appreciation HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Operations:
Net investment income	$37,338	$81,830
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	499,058	(785,331)
Net unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(1,383,360)	3,881,583
Payment from affiliate	—	273
Net increase (decrease) in net assets resulting from operations	(846,964)	3,178,355
Distributions to Shareholders:
From net investment income
Class IA	—	(65,595)
Class IB	—	(9,405)
From net realized gain on investments
Class IA	—	—
Class IB	—	—
Total distributions	—	(75,000)
Capital Share Transactions:
Class IA
Sold	308,009	795,821
Issued on reinvestment of distributions	—	65,595
Redeemed	(707,279)	(1,052,608)
Total capital share transactions	(399,270)	(191,192)
Class IB
Sold	68,437	116,122
Issued on reinvestment of distributions	—	9,405
Redeemed	(208,296)	(344,613)
Total capital share transactions	(139,859)	(219,086)
Net decrease from capital share transactions	(539,129)	(410,278)
Net increase (decrease) in net assets	(1,386,093)	2,693,077
Net Assets:
Beginning of period	10,006,126	7,313,049
End of period	$8,620,033	$10,006,126
Accumulated undistributed (distribution in excess of) net investment income	$43,182	$5,844
Shares:
Class IA
Sold	8,303	27,376
Issued on reinvestment of distributions	—	1,786
Redeemed	(19,265)	(37,023)
Total share activity	(10,962)	(7,861)
Class IB
Sold	1,856	3,965
Issued on reinvestment of distributions	—	257
Redeemed	(5,703)	(11,789)
Total share activity	(3,847)	(7,567)

The accompanying notes are an integral part of these financial statements.

13

Hartford Capital Appreciation HLS Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Capital Appreciation HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-nine portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no

14

assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Debt securities (other than short-term obligations) held by the Fund are valued using bid prices or using valuations based on a matrix system (which considers factors such as security prices, yield, maturity and ratings) as provided by independent pricing services. Securities for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by the Fund’s Board of Directors. Generally, the Fund may use fair valuation in regard to debt securities when the Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that mature in 60 days or less are generally valued at amortized cost, which approximates market value.

Foreign-denominated assets, including investment securities, and liabilities are translated from the local currency into U.S. dollars using exchange rates obtained from an independent third party as of the Fund’s Valuation Time.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Forward foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Forward foreign currency contracts are valued using foreign currency exchange rates and forward rates on the Valuation Date from an independent pricing service.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices

15

Hartford Capital Appreciation HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

Foreign Currency – Based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – Valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

16

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level are shown as if they occurred at the beginning of the period.

Refer to the Investment Valuation Hierarchy Levels Summary and the Level 3 roll forward reconciliation found following the Schedules of Investments.

c)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

d)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Wellington Management Company, LLP (“Wellington Management”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

e)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

17

Hartford Capital Appreciation HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

f)
Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Forward foreign currency contracts may be used to hedge against adverse fluctuations in exchange rates between currencies.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding forward foreign currency contracts as shown on the Schedule of Investments as of June 30, 2010.

g)
Indexed Securities – The Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Fund may use these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in using conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there may be a limit to the potential appreciation of the investment. The Fund, as shown in the Schedule of Investments under Exchange Traded Funds, had investments in indexed securities as of June 30, 2010.

h)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

i)
Illiquid and Restricted Securities – The Fund is permitted to invest up to 15% of its net assets in illiquid securities. “Illiquid Securities” are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid securities or other investments when its sub-adviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the unavailability of reliable market quotations for such securities or investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted securities as of June 30, 2010.

18

j)
Securities Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for securities that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. During this period, such securities are subject to market fluctuations, and the Fund identifies securities segregated in its records with value at least equal to the amount of the commitment. As of June 30, 2010, the Fund had no outstanding when-issued or delayed delivery securities.

k)
Credit Risk – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a Fund which holds securities with higher credit risk may be more volatile than funds holding bonds with lower credit risk.

l)
Prepayment/Interest Rate Risks – Certain debt securities allow for prepayment of principal without penalty. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline. In addition, with respect to securities, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage backed securities and certain asset backed securities. Accordingly, the potential for the value of a debt security to increase in response to interest rate declines is limited. For certain securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

The market value of debt securities held by the Fund may be affected by fluctuations in market interest rates. The market value of these investments tends to decline when interest rates rise and tends to increase when interest rates fall.

m)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

n)	Additional Derivative Instrument(s) Information

Derivative Instrument(s) as of June 30, 2010.

	Statement of Assets and Liabilities Location
Risk Exposure Category	Asset Derivatives		Liability Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$34,584	Unrealized depreciation on forward foreign currency contracts	$10,030

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2010.

19

Hartford Capital Appreciation HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Realized Gain/Loss and Change in Unrealized Appreciation (Depreciation) on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$—	$3,351	$—	$3,351
Total	$—	$—	$—	$3,351	$—	$3,351

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	—	—	—	22,238	—	$22,238
Total	$—	$—	$—	$22,238	$—	$22,238

o)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$75,000	$421,639
Long-Term Capital Gains*	—	871,324
Tax Return of Capital	—	63,254

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC code Sec. 852(b)(3)(C).

20

In 2009, the Fund decided to amend its 2008 federal tax return in order to change an election relating to the recognition and classification of certain net realized losses and ordinary income items. As a result, a portion of the distributions that were made by the Fund during 2008 were reclassified as return of capital. This reclassification had no impact on the total net assets or net asset value of the Fund.

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$8,246
Accumulated Capital and Other Losses*	(2,502,243)
Unrealized Appreciation†	709,145
Total Accumulated Deficit	$(1,784,852)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†
 The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$(1,366)
Accumulated Net Realized Gain (Loss) on Investments	1,366

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2016	$735,471
2017	1,766,772
Total	$2,502,243

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

4.	Expenses:

a)
Investment Management Agreements – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall

21

Hartford Capital Appreciation HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Wellington Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

b)
Administrative Services Agreement – For the two-month period January 1, 2010 through February 28, 2010, under the Administrative Services Agreement between HLIC and the Company, on behalf of the Fund, HLIC provided administrative services to the Fund and received monthly compensation at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund assumed and paid certain other expenses (including, but not limited to, accounting, custodian, state taxes and Directors’ fees). Effective March 1, 2010, the Investment Management Agreement was amended to include the administrative services for the Fund and the separate administrative services agreement was terminated.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services and to HLIC for administrative services rendered from January 1, 2010 through February 28, 2010, and the rates of compensation paid to the HL Advisors for the combined services from March 1, 2010 through June 30, 2010; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

c)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.018%
On next $5 billion	0.016%
Over $10 billion	0.014%

d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

e)
Fees Paid Indirectly – The Company, on behalf of the Fund has entered into agreements with State Street Global Advisers, LLC and Russell Implementation Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, these amounts are included in the Statement of Operations.

22

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.67%	0.67%	0.66%	0.67%	0.66%	0.67%
Class IB	0.92	0.92	0.91	0.92	0.91	0.92

f)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

g)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $22. Hartford Investor Services Company LLC ("HISC"), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. The amount HISC was compensated for providing such services can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

h)
Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provides that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009, as follows:

Amount
Reimbursement	$273

On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of The Hartford’s variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford settled this matter without admitting or denying the findings of the SEC.

The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and it is offered directly to certain qualified retirement plans (collectively “Products”). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against

23

Hartford Capital Appreciation HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Hartford Life, Inc. (“Hartford Life”) (the issuers of such variable annuity products), the Fund’s ability to restrict transfers by certain owners of older variable annuity products was limited. During 2006, these annuity owners surrendered the older variable annuity contracts that were the subject of prior litigation. In February 2005, Hartford Life agreed with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contracts owners.

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payments from Affiliate	45.66	45.30

	For the Year Ended December 31, 2006
	Class IA	Class IB
Impact from Payment from Affiliate for SEC Settlement	0.09%	0.09%
Total Return Excluding Payments from Affiliate	16.52	16.23

5.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$4,948,856
Sales Proceeds Excluding U.S. Government Obligations	5,495,674

6.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

7.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

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25

Hartford Capital Appreciation HLS Fund
Financial Highlights
- Selected Per-Share Date (A) -

	Net Asset			Net Realized								Net Increase
	Value at		Payments	and Unrealized	Total from	Dividends from		Distributions				(Decrease) in	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment		from Realized	Distributions		Total	Net Asset	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income		Capital Gains	from Capital		Distributions	Value	of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$36.63	$0.15	$–	$(3.42)	$(3.27)	$–		$–	$–		$–	$(3.27)	$33.36
IB	36.32	0.11	–	(3.39)	(3.28)	–		–	–		–	(3.28)	33.04

For the Year Ended December 31, 2009
IA	25.34	0.31	–	11.27	11.58	(0.29)		–	–		(0.29)	11.29	36.63
IB	25.14	0.25	–	11.14	11.39	(0.21)		–	–		(0.21)	11.18	36.32

For the Year Ended December 31, 2008
IA	52.46	0.46	–	(22.58)	(22.12)	(0.50	)(H)	(4.28)	(0.22	)(H)	(5.00)	(27.12)	25.34
IB	52.01	0.39	–	(22.37)	(21.98)	(0.39	)(H)	(4.28)	(0.22	)(H)	(4.89)	(26.87)	25.14

For the Year Ended December 31, 2007
IA	53.49	0.35	–	8.36	8.71	(0.07)		(9.67)	–		(9.74)	(1.03)	52.46
IB	53.21	0.22	–	8.28	8.50	(0.03)		(9.67)	–		(9.70)	(1.20)	52.01

For the Year Ended December 31, 2006
IA	52.99	0.50	0.04	7.88	8.42	(0.76)		(7.16)	–		(7.92)	0.50	53.49
IB	52.75	0.36	0.04	7.83	8.23	(0.61)		(7.16)	–		(7.77)	0.46	53.21

For the Year Ended December 31, 2005
IA	53.43	0.45	–	7.57	8.02	(0.52)		(7.94)	–		(8.46)	(0.44)	52.99
IB	53.18	0.25	–	7.59	7.84	(0.33)		(7.94)	–		(8.27)	(0.43)	52.75

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.
(H)	See Federal Income Taxes in the Notes to Financial Statements regarding the restated 2008 Distribution to Shareholder amounts.

26

- Ratios and Supplemental Data -

			Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio
Total Return(B)		Net Assets at End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Turnover Rate(D)

(8.91	)%(E)	$7,295,207	0.67	%(F)	0.67	%(F)	0.80	%(F)	52%
(9.02	)(E)	1,324,826	0.92	(F)	0.92	(F)	0.55	(F)	–

45.67	(G)	8,410,214	0.68		0.68		1.03		128
45.30	(G)	1,595,912	0.93		0.93		0.79		–

(45.59)		6,017,984	0.67		0.67		1.12		131
(45.73)		1,295,065	0.92		0.92		0.87		–

16.83		12,123,834	0.67		0.67		0.68		101
16.53		2,933,905	0.92		0.92		0.42		–

16.61	(G)	11,746,831	0.67		0.67		0.82		73
16.32	(G)	2,810,587	0.92		0.92		0.57		–

15.55		11,317,561	0.70		0.70		0.78		97
15.26		2,793,612	0.95		0.95		0.53		–

27

Hartford Capital Appreciation HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

28

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
1 Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
2 Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

29

Hartford Capital Appreciation HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30

Hartford Capital Appreciation HLS Fund
Shareholder Meeting Results (Unaudited)

The following proposals were addressed and approved at a Special Meeting of Shareholders held on February 12, 2010.

Proposal to approve amendments to the Investment Management Agreement between the Fund and HL Investment Advisors, the purpose of which were to combine the administrative services for the Fund with the management services for the Fund under a single agreement.

Fund	For	Against	Abstain
Hartford Capital Appreciation HLS Fund	210,113,816.509	9,162,319.671	5,837,860.371

Proposal to elect Lemma Senbet and John Walters, each currently a Director, as Directors of Hartford Series Fund, Inc.

Lemma W. Senbet

Funds	For	Withheld
Hartford Series Fund, Inc.	5,079,578,022.902	241,839,974.106

John C. Walters

Funds	For	Withheld
Hartford Series Fund, Inc.	5,081,138,302.186	240,279,694.822

31

Hartford Capital Appreciation HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$910.00	$3.17	$1,000.00	$1,020.45	$3.35	0.67%	181	365
Class IB	$1,000.00	$909.78	$4.36	$1,000.00	$1,020.23	$4.61	0.92%	181	365

32

Hartford Capital Appreciation HLS Fund
Approval of Investment Management Agreement (Unaudited)

The Board approved the annual continuation of the Investment Management Agreement (the “Agreement”) between Hartford Series Fund, Inc. (“HSF”) and HL Investment Advisors, LLC (“HL Advisors”) with respect to the Fund at its meeting on August 4-5, 2009. The Board’s considerations in approving the renewal of the Agreement are disclosed in the December 31, 2009 Annual Report for HSF.

At the November 4-5, 2009 meeting, the Board considered and approved amendments to the Agreement to include administrative services, which had been provided pursuant to a separate agreement, and investment management services under one agreement. The Board, including all of the Independent Directors, approved the amendments to the Agreement with respect to the Fund.

In approving the amendments, in addition to the information presented at the August meeting in connection with the annual review of the Agreement and the additional information provided throughout the year, the Board also considered the fact that the amendments did not result in an overall increase in fees to shareholders. The Board took note of the fact that the management of HL Advisors believes that the proposal to combine the administrative services with the investment management services under a single agreement will produce streamlined fee disclosure, resulting in greater transparency and clarity in the Fund’s prospectuses and financial reports. The Board further noted management's belief that the change would result in consistency across all of the Hartford Funds in the complex in that the funds of HSF are the only funds in the complex (other than the R share classes of the Hartford retail funds) that are subject to a separate administrative services fee. Finally, the Board noted management's view that the proposed changes to the Agreement should also serve to simplify the Board's annual consideration of the investment management arrangements for the Fund in that the investment management and administrative fees would be presented as a single fee for fee comparison purposes, which should facilitate the Board's analysis.

The shareholders of the Fund approved the amendments at a Special Meeting of Shareholders held on February 12, 2010. The amendments were effective as of March 1, 2010.

33

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

“The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. The prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-CA10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford Disciplined Equity HLS Fund

Hartford Disciplined Equity HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford Disciplined Equity HLS Fund inception 05/29/1998
(subadvised by Wellington Management Company, LLP)

Investment objective – Seeks growth of capital.

Performance Overview(1) 6/30/00 - 6/30/10
Growth of $10,000 investment

S&P 500 Index is a market capitalization-weighted price index composed of 500  widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	5	10
	Month†	Year	Year	Year
Disciplined Equity IA	-7.85%	10.47%	-1.39%	-1.65%
Disciplined Equity IB	-7.97%	10.19%	-1.64%	-1.88%
S&P 500 Index	-6.64%	14.43%	-0.80%	-1.59%

 †                  Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

Portfolio Manager
Mammen Chally, CFA
Vice President

How did the Fund perform?

The Class IA shares of The Hartford Disciplined Equity HLS Fund returned -7.85% for the six-month period ended June 30, 2010, underperforming its benchmark, the S&P 500 Index, which returned -6.64% for the same period. The Fund performed in line with the -7.67% return of the average fund in the Lipper Large-Cap Core Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

The six-month period ended June 30, 2010 was a volatile period. Through late April, U.S. equities rose as investor confidence grew amid better-than-expected corporate earnings, accommodative monetary policy, and improving economic conditions. From late April until the end of the period, equities fell on concerns that the global economy could slip back into a recession. Sovereign debt, solvency issues in the Euro-zone, and slowing economic growth in the U.S. and around the globe pressured markets as the sustainability of corporate earnings growth came into question.

Overall equity market performance was negative for the period across all market capitalizations: large cap equities (-7%), mid caps equities (-1%), and small caps equities (-2%) all declined as represented by the S&P 500, S&P 400 MidCap, and Russell 2000 indices, respectively. During the six-month period all ten sectors within the S&P 500 Index fell. The Materials (-13%), Energy (-12%), and Information Technology (-11%) sectors declined the most on a relative basis while Industrials (-1%), Consumer Discretionary (-2%) and Consumer Staples (-3%) declined the least.

The Fund underperformed the benchmark due to weak stock selection in the Consumer Discretionary, Industrials, and Information Technology sectors. This more than offset positive stock selection in the Consumer Staples sector. Our sector positioning, which is a fallout of the bottom up (i.e. stock by stock fundamental research) stock selection process, added modestly to relative (i.e. performance of the Fund as measured against the benchmark) performance. In particular, our below-benchmark allocation to Energy and Materials helped relative performance.

The largest detractors from performance relative to the benchmark were Forest Labs (Health Care), Office Depot (Consumer Discretionary), and Goldman Sachs (Financials). Shares of Forest

2

Labs fell as Daxas, a key drug under development for the respiratory condition COPD, failed to gain approval from the Food and Drug Administration. Forest also discontinued development of Dutagliptin, a diabetes drug with the same mechanism as Merck's Januvia that was in Phase 3 trials. Office Depot’s shares came under pressure as investors started to recognize the unfavorable potential impact of economic slowing in the second half of 2010 on revenues and profits. Goldman Sachs’ shares underperformed due to concerns over the news of a criminal investigation by U.S. federal prosecutors. Uncertainty around the impact of financial reform also weighed on shares. Other detractors from absolute performance included Microsoft (Information Technology) and Google (Information Technology).

The largest contributors to relative performance were Exxon Mobil (Energy), Apple (Information Technology), and PNC Financial Services (Financials). Not owning benchmark component Exxon Mobil for most of the period helped relative performance as the company's lower leverage to rising energy prices and large refining exposure weighed on the stock. Shares also declined as a result of the British Petroleum Gulf of Mexico oil spill disaster. Shares of Apple rose due to the continued success of the iPhone and the launch of the iPad during the period. Pittsburgh-based PNC Financial Services strengthened its loan loss reserves and announced better-than-expected accretion from the acquisition of National City, both of which helped the stock price increase during the period. Our position in Dr Pepper Snapple Group (Consumer Staples) was among the top contributors to absolute performance.

What is the outlook?

The second quarter of 2010 saw a resurgence of risk aversion. During the quarter, investors were forced to confront the impacts of negative news on several fronts: sovereign debt and solvency issues in Europe, concerns about a double-dip global recession and an open-ended oil spill in the Gulf of Mexico. Following on the heels of strong appreciation in risk assets, these events served to reintroduce fear into the investment lexicon.

The Fund focuses on stock selection as the key driver of returns and uses proprietary fundamental and quantitative research in a disciplined framework to build a portfolio of the most attractive stocks. Sector exposures are residuals from this bottom-up stock selection process and are not explicit management decisions. Based on individual stock decisions, the Fund ended the period most overweight (i.e. the Fund’s sector position was greater than the benchmark position) the Health Care, Utilities, and Information Technology sectors and most underweight (i.e. the Fund’s sector position was less than the benchmark position) Consumer Staples, Energy, and Materials relative to the Fund’s benchmark.

Diversification by Industry
as of June 30, 2010
Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	1.2%
Banks (Financials)	4.3
Capital Goods (Industrials)	10.2
Consumer Durables & Apparel (Consumer Discretionary)	0.6
Consumer Services (Consumer Discretionary)	0.6
Diversified Financials (Financials)	4.0
Energy (Energy)	7.9
Food & Staples Retailing (Consumer Staples)	1.6
Food, Beverage & Tobacco (Consumer Staples)	6.8
Health Care Equipment & Services (Health Care)	6.5
Insurance (Financials)	4.7
Materials (Materials)	0.7
Media (Consumer Discretionary)	0.5
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	13.7
Real Estate (Financials)	1.0
Retailing (Consumer Discretionary)	6.7
Semiconductors & Semiconductor Equipment (Information Technology)	1.7
Software & Services (Information Technology)	11.4
Technology Hardware & Equipment (Information Technology)	6.2
Telecommunication Services (Services)	2.1
Transportation (Industrials)	0.4
Utilities (Utilities)	6.2
Short-Term Investments	0.5
Other Assets and Liabilities	0.5
Total	100.0%

3

Hartford Disciplined Equity HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0%
	Automobiles & Components - 1.2%
832	Ford Motor Co. •	$8,391
156	Johnson Controls, Inc.	4,202
		12,593
	Banks - 4.3%
287	PNC Financial Services Group, Inc.	16,216
1,040	Wells Fargo & Co.	26,624
		42,840
	Capital Goods - 10.2%
192	3M Co.	15,174
102	Caterpillar, Inc. Θ	6,115
154	Cooper Industries plc Class A	6,780
330	Dover Corp.	13,803
262	General Dynamics Corp.	15,354
242	Northrop Grumman Corp.	13,191
100	Parker-Hannifin Corp.	5,557
55	Precision Castparts Corp. Θ	5,661
77	Raytheon Co.	3,721
264	United Technologies Corp.	17,110
		102,466
	Consumer Durables & Apparel - 0.6%
259	Mattel, Inc.	5,474

	Consumer Services - 0.6%
70	ITT Educational Services, Inc. ●	5,787

	Diversified Financials - 4.0%
184	Ameriprise Financial, Inc.	6,648
1,146	Bank of America Corp.	16,464
136	Goldman Sachs Group, Inc.	17,879
		40,991
	Energy - 7.9%
138	Baker Hughes, Inc. Θ	5,716
140	Chevron Corp.	9,473
221	ConocoPhillips Holding Co.	10,839
85	Exxon Mobil Corp.	4,851
231	Hess Corp.	11,629
543	Marathon Oil Corp.	16,869
215	National Oilwell Varco, Inc.	7,107
168	Occidental Petroleum Corp.	12,923
		79,407
	Food & Staples Retailing - 1.6%
159	CVS/Caremark Corp.	4,659
404	Sysco Corp.	11,551
		16,210
	Food, Beverage & Tobacco - 6.8%
931	Altria Group, Inc.	18,651
207	Archer Daniels Midland Co.	5,347
138	Dr. Pepper Snapple Group	5,175
145	Lorillard, Inc.	10,459
219	PepsiCo, Inc.	13,372
346	Philip Morris International, Inc.	15,860
		68,864
	Health Care Equipment & Services - 6.5%
247	McKesson Corp.	16,562
345	Medtronic, Inc.	12,502
402	St. Jude Medical, Inc. ●	14,498
480	UnitedHealth Group, Inc.	13,621
173	Wellpoint, Inc. ●	8,484
		65,667
	Insurance - 4.7%
294	Allied World Assurance Holdings Ltd.	13,351
249	Axis Capital Holdings Ltd.	7,412
171	Everest Re Group Ltd.	12,100
442	Genworth Financial, Inc. ●	5,772
378	Unum Group	8,200
		46,835
	Materials - 0.7%
126	Freeport-McMoRan Copper & Gold, Inc.	7,450

	Media - 0.5%
383	CBS Corp. Class B Θ	4,956

	Pharmaceuticals, Biotechnology & Life Sciences - 13.7%
257	Abbott Laboratories	12,041
404	Amgen, Inc. ●	21,271
598	Eli Lilly & Co.	20,036
322	Forest Laboratories, Inc. ●	8,827
339	Gilead Sciences, Inc. ●	11,618
182	Johnson & Johnson	10,720
756	Merck & Co., Inc.	26,444
1,143	Pfizer, Inc.	16,303
240	Watson Pharmaceuticals, Inc. ●	9,741
		137,001
	Real Estate - 1.0%
587	Annaly Capital Management, Inc.	10,071

	Retailing - 6.7%
221	Big Lots, Inc. ●	7,105
812	Gap, Inc.	15,798
151	Kohl's Corp. ●	7,149
36	Netflix, Inc. ●	3,868
235	Nordstrom, Inc.	7,558
1,064	Office Depot, Inc. ●Θ	4,298
31	Priceline.com, Inc. ●	5,384
107	Target Corp.	5,256
268	TJX Cos., Inc.	11,255
		67,671
	Semiconductors & Semiconductor Equipment - 1.7%
715	Texas Instruments, Inc.	16,648

	Software & Services - 11.4%
289	Accenture plc	11,185
244	BMC Software, Inc. ●	8,457
597	eBay, Inc. ●Θ	11,703
30	Google, Inc. ●	13,304
137	IBM Corp.	16,892
22	Mastercard, Inc.	4,450
1,078	Microsoft Corp.	24,814
815	Oracle Corp.	17,483
288	VeriSign, Inc. ●Θ	7,633
		115,921
	Technology Hardware & Equipment - 6.2%
144	Apple, Inc. ●	36,120
546	Cisco Systems, Inc. ●	11,635
616	Dell, Inc. ●	7,424
The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Technology Hardware & Equipment - 6.2% - (continued)
157	Hewlett-Packard Co.		$6,773
			61,952
	Telecommunication Services - 2.1%
881	AT&T, Inc.		21,322

	Transportation - 0.4%
341	Delta Air Lines, Inc. ●Θ		4,002

	Utilities - 6.2%
248	Entergy Corp.		17,754
120	NextEra Energy, Inc.		5,827
281	PG&E Corp.		11,541
627	UGI Corp.		15,941
564	Xcel Energy, Inc.		11,614
			62,677
	Total common stocks
	(cost $1,011,661)		$996,805

	Total long-term investments
	(cost $1,011,661)		$996,805

SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
	Bank of America TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $1,550, collateralized by
	FHLMC 5.50%, 2039, FNMA 4.50% -
	5.50%, 2038 - 2040, GNMA 5.00%, 2040,
	value of $1,581)
$1,550	0.05%, 6/30/2010		$1,550
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $266,
	collateralized by FNMA 4.50% - 6.50%,
	2024 - 2040, GNMA 5.00% - 6.50%, 2038
	- 2040, value of $271)
266	0.04%, 6/30/2010		266
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $1,174,
	collateralized by GNMA 3.13% - 7.00%,
	2023 - 2052, value of $1,197)
1,174	0.05%, 6/30/2010		1,174
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $266, collateralized by FHLMC
	2.38% - 5.83%, 2033 - 2038, value of
	$271)
266	0.06%, 6/30/2010		266
	Morgan Stanley & Co., Inc. TriParty Joint Repurchase Agreement (maturing on
	07/01/2010 in the amount of $1,158,
	collateralized by FHLMC 5.00% - 5.50%,
	2038 - 2039, FNMA 5.00%, 2039, value of
	$1,185)
1,158	0.03%, 6/30/2010		1,158
13	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2010 in the amount of $14, collateralized by U.S. Treasury Bill 0.88%, 2011, value of $14) 0.02%, 6/30/2010		13
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $293, collateralized by FNMA 5.00% - 6.00%, 2033 - 2036, value of $299)
293	0.09%, 6/30/2010		293
			4,720
	Total short-term investments
	(cost $4,720)		$4,720

	Total investments
	(cost $1,016,381) ▲	99.5%	$1,001,525
	Other assets and liabilities	0.5%	5,088
	Total net assets	100.0%	$1,006,613

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $1,016,461 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$94,315
Unrealized Depreciation	(109,251)
Net Unrealized Depreciation	$(14,936)

●	Currently non-income producing.

The accompanying notes are an integral part of these financial statements.

5

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Θ	At June 30, 2010, these securities were designated to cover open call options written as follows:

Issuer/ Exercise				Unrealized
Price/ Expiration	Number of	Market	Premiums	Appreciation
Date	Contracts*	Value ╪	Received	(Depreciation)
Baker Hughes, Inc.,
$49.00, Aug,
2010	50	$4	$4	$–
Caterpillar, Inc.,
$70.00, Aug,
2010	165	12	15	3
CBS Corp., $15.00,
Aug, 2010	763	23	23	–
Delta Air Lines,
Inc., $15.00,
Jul, 2010	781	–	18	18
eBay, Inc., $23.00,
Aug, 2010	763	17	18	1
Office Depot, Inc.,
$6.00, Jul,
2010	1,000	–	10	10
Precision Castparts
Corp.,
$120.00, Jul,
2010	134	–	15	15
VeriSign, Inc.,
$31.00, Jul,
2010	367	–	13	13
		$56	$116	$60
* The number of contracts does not omit 000's.

At June 30, 2010, the maximum delivery obligation of the open put options written is $6,160. Cash of $2,844 collateralized the open put options written as follows:
				Unrealized
Issuer/ Exercise Price/	Number of	Market	Premiums	Appreciation
Expiration Date	Contracts*	Value ╪	Received	(Depreciation)
Big Lots, Inc., $27.50,
Aug, 2010	3	$–	$–	$–
Ford Motor Co., $8.00,
Aug, 2010	973	19	19	–
Freeport-McMoRan
Copper & Gold,
Inc., $47.50, Aug,
2010	167	18	18	–
Goldman Sachs Group,
Inc., $125.00, Jul,
2010	75	16	23	7
ITT Educational
Services, Inc.,
$85.00, Jul, 2010	98	45	31	(14)
Mastercard, Inc.,
$170.00, Aug,
2010	50	19	18	(1)
National Oilwell Varco,
Inc., $34.00, Jul,
2010	288	56	14	(42)
PNC Financial Services
Group, Inc.,
$57.00, Jul, 2010	172	45	10	(35)
		$218	$133	$(85)
* The number of contracts does not omit 000's.

Futures Contracts Outstanding at June 30, 2010

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P Mini	97	Long	Sep 2010	$(137)
* The number of contracts does not omit 000's.

Cash of $437 was pledged as initial margin deposit for open futures contracts at June 30, 2010.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

6

Hartford Disciplined Equity HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$996,805	$996,805	$–	$–
Short-Term Investments	4,720	–	4,720	–
Total	$1,001,525	$996,805	$4,720	$–
Written Options *	67	67	–	–
Total	$67	$67	$–	$–
Liabilities:
Futures *	137	137	–	–
Written Options *	92	92	–	–
Total	$229	$229	$–	$–

♦	For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

7

Hartford Disciplined Equity HLS Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,016,381)	$1,001,525
Cash	3,281 *,†
Receivables:
Investment securities sold	11,423
Fund shares sold	64
Dividends and interest	2,127
Other assets	1
Total assets	1,018,421
Liabilities:
Payables:
Investment securities purchased	10,709
Fund shares redeemed	515
Variation margin	42
Investment management fees	163
Distribution fees	8
Accrued expenses	97
Written options (proceeds $249)	274
Total liabilities	11,808
Net assets	$1,006,613
Summary of Net Assets:
Capital stock and paid-in-capital	$1,337,908
Accumulated undistributed net investment income	8,487
Accumulated net realized loss on investments	(324,764)
Unrealized depreciation of investments	(15,018)
Net assets	$1,006,613
Shares authorized	3,500,000
Par value	$0.001
Class IA: Net asset value per share	$9.65
Shares outstanding	89,728
Net assets	$866,023
Class IB: Net asset value per share	$9.59
Shares outstanding	14,658
Net assets	$140,590

* Cash of $2,844 is pledged as collateral for open put options.
† Cash of $437 is pledged as collateral for open futures contracts.
The accompanying notes are an integral part of these financial statements.

8

Hartford Disciplined Equity HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$11,327
Interest	9
Total investment income, net	11,336

Expenses:
Investment management fees	3,604
Administrative service fees	372
Distribution fees - Class IB	203
Custodian fees	4
Accounting services fees	68
Board of Directors' fees	15
Audit fees	13
Other expenses	166
Total expenses (before fees paid indirectly)	4,445
Commission recapture	(13)
Custodian fee offset	—
Total fees paid indirectly	(13)
Total expenses, net	4,432
Net investment income	6,904

Net Realized Gain on Investments and Other Financial Instruments:
Net realized gain on investments	9,713
Net realized gain on futures	135
Net realized gain on written options	401
Net Realized Gain on Investments and Other Financial Instruments	10,249

Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments:
Net unrealized depreciation of investments	(101,724)
Net unrealized depreciation of futures	(219)
Net unrealized depreciation of written options	(107)
Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments	(102,050)
Net Loss on Investments and Other Financial Instruments	(91,801)
Net Decrease in Net Assets Resulting from Operations	$(84,897)

The accompanying notes are an integral part of these financial statements.

9

Hartford Disciplined Equity HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income	$6,904	$16,005
Net realized gain (loss) on investments and other financial instruments	10,249	(114,315)
Net unrealized appreciation (depreciation) of investments and other financial instruments	(102,050)	343,163
Payment from affiliate	—	76
Net increase (decrease) in net assets resulting from operations	(84,897)	244,929
Distributions to Shareholders:
From net investment income
Class IA	—	(14,011)
Class IB	—	(2,043)
Total distributions	—	(16,054)
Capital Share Transactions:
Class IA
Sold	23,933	72,631
Issued on reinvestment of distributions	—	14,011
Redeemed	(93,899)	(141,168)
Total capital share transactions	(69,966)	(54,526)
Class IB
Sold	5,467	10,251
Issued on reinvestment of distributions	—	2,043
Redeemed	(25,929)	(39,352)
Total capital share transactions	(20,462)	(27,058)
Net decrease from capital share transactions	(90,428)	(81,584)
Net increase (decrease) in net assets	(175,325)	147,291
Net Assets:
Beginning of period	1,181,938	1,034,647
End of period	$1,006,613	$1,181,938
Accumulated undistributed (distribution in excess of) net investment income	$8,487	$1,583
Shares:
Class IA
Sold	2,249	8,156
Issued on reinvestment of distributions	—	1,368
Redeemed	(8,843)	(15,951)
Total share activity	(6,594)	(6,427)
Class IB
Sold	513	1,172
Issued on reinvestment of distributions	—	201
Redeemed	(2,462)	(4,475)
Total share activity	(1,949)	(3,102)

The accompanying notes are an integral part of these financial statements.

10

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
(000’s Omitted)

1.    Organization:

Hartford Disciplined Equity HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-nine portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.    Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no

11

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Options contracts on securities, currencies, indices, futures contracts, commodities and other instruments shall be valued at their last reported sale price at the Valuation Time on the Primary Market on which the instrument is traded. If the instrument did not trade on the Primary Market, it may be valued at the most recent sale price at the Valuation Time on another exchange or market where it did trade. If it is not possible to determine the last reported sale price on the Primary Market or another exchange or market at the Valuation Time, the value of the security shall be taken to be the most recent mean between bid and asked prices on such exchange or market at the Valuation Time. Absent both bid and asked prices on such exchange, the bid price may be used.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively. If a settlement price is not available, futures contracts will be valued at the most recent trade price as of the Valuation Time. If there were no trades, the contract shall be valued at the mean of the closing bid and asked prices as of the Valuation Time.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

12

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

Foreign Currency – Based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – Valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

13

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

During the six-month period ended June 30, 2010, the Fund held no Level 3 securities, therefore no reconciliation of Level 3 securities is presented.

Refer to the Investment Valuation Hierarchy Level Summary found following the Schedule of Investments.

c)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Wellington Management Company, LLP (“Wellington Management”).

These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

d)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

e)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

f)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial

14

statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

g)	Additional Derivative Instrument(s) Information

Derivative Instrument(s) as of June 30, 2010.

	Statement of Assets and Liabilities Location
Risk Exposure Category	Asset Derivatives	Liability Derivatives
Equity contracts		Summary of Net Assets - Unrealized depreciation	137
Equity contracts		Written Options, Market Value	274

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2010.

Realized Gain/Loss and Change in Unrealized Appreciation (Depreciation) on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Equity contracts	$401	$—	$135	$—	$—	$536
Total	$401	$—	$135	$—	$—	$536

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Equity contracts	(107)	—	(219)	—	—	$(326)
Total	$(107)	$—	$(219)	$—	$—	$(326)

h)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.    Futures and Options:

The Fund is subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may invest in futures and options contracts in order to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract is an agreement between two parties to buy and sell an asset at a set price on a future date. When the Fund enters into such futures contracts, it is required to deposit with a futures commission merchant an amount of “initial margin” of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called variation margin, to and from the broker, are made on a daily basis as the price of the underlying asset fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Fund.

15

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

At any time prior to the expiration of the futures contract, the Fund may close the position by taking an opposite position, which would effectively terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a gain or loss.

The use of futures contracts involves elements of market risk, which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contracts may decrease the effectiveness of the Fund’s strategy and potentially result in loss. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded through a clearing house. The clearing house requires sufficient collateral to cover margins. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2010.

An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The premium paid by the Fund for the purchase of a call or put option is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period.

The Fund may write (sell) covered options. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. The Fund receives a premium for writing a call or put option, which is recorded on the Fund’s Statement of Assets and Liabilities and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in the value of such options, which may exceed the related premiums received. The maximum amount of loss with respect to the Fund’s written put option is the cost of buying the underlying security or currency. The maximum loss may be offset by proceeds received from selling the underlying securities or currency. The Fund had no outstanding purchased option contracts as of June 30, 2010. Transactions involving written option contracts for the Fund during the six-month period ended June 30, 2010, are summarized below:

	Options Contract Activity During the
	Six-Month Period Ended June 30, 2010
Call Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	676	$62
Written	8,392	537
Expired	(2,628)	(226)
Closed	(1,100)	(210)
Exercised	(1,317)	(47)
End of Period	4,023	$116

Put Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	754	77
Written	8,896	459
Expired	(6,327)	(256)
Closed	(1,497)	(147)
Exercised	—	—
End of Period	1,826	133

* The number of contracts does not omit 000's.

4.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes

16

has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):
	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$16,054	$34,131
Long-Term Capital Gains*	—	127,447

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC code Sec. 852(b)(3)(C).

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$1,583
Accumulated Capital and Other Losses*	(334,851)
Unrealized Appreciation†	86,870
Total Accumulated Deficit	$(246,398)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.

†
The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$2
Accumulated Net Realized Gain (Loss) on Investments	8,428
Paid-in-Capital	(8,430)

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

17

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Year of Expiration	Amount
2010	$758
2016	146,580
2017	187,513
Total	$334,851

As of December 31, 2009, the Fund had $8,430 in expired capital loss carryforwards.

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

5.	Expenses:

a)
Investment Management Agreements – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Wellington Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

b)
Administrative Services Agreement – For the two-month period January 1, 2010 through February 28, 2010, under the Administrative Services Agreement between HLIC and the Company, on behalf of the Fund, HLIC provided administrative services to the Fund and received monthly compensation at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund assumed and paid certain other expenses (including, but not limited to, accounting, custodian, state taxes and Directors’ fees). Effective March 1, 2010, the Investment Management Agreement was amended to include the administrative services for the Fund and the separate administrative services agreement was terminated.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services and to HLIC for administrative services rendered from January 1, 2010 through February 28, 2010, and the rates of compensation paid to the HL Advisors for the combined services from March 1, 2010 through June 30, 2010; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

18

c)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.012%
Over $5 billion	0.010%

d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

e)
Fees Paid Indirectly – The Company, on behalf of the Fund has entered into agreements with State Street Global Advisers, LLC and Russell Implementation Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, these amounts are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.75%	0.75%	0.71%	0.70%	0.71%	0.72%
Class IB	1.00	1.00	0.96	0.95	0.96	0.97

f)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

g)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $2. These fees are accrued daily and paid monthly.

19

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

h)
Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provides that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009, as follows:

Amount
Reimbursement	$76

On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of The Hartford’s variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford settled this matter without admitting or denying the findings of the SEC.

The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and it is offered directly to certain qualified retirement plans (collectively “Products”). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, Inc. (“Hartford Life”) (the issuers of such variable annuity products), the Fund’s ability to restrict transfers by certain owners of older variable annuity products was limited. During 2006, these annuity owners surrendered the older variable annuity contracts that were the subject of prior litigation. In February 2005, Hartford Life agreed with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contracts owners.

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.01%	0.01%
Total Return Excluding Payments from Affiliate	25.64	25.32

	For the Year Ended December 31, 2006
	Class IA	Class IB
Impact from Payment from Affiliate for SEC Settlement	0.03%	0.03%
Impact from Payment from Affiliate for Unrestricted Transfers	0.01	0.01
Total Return Excluding Payments from Affiliate	12.41	12.13

6.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$228,026
Sales Proceeds Excluding U.S. Government Obligations	298,929

20

7.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

8.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

21

Hartford Disciplined Equity HLS Fund
Financial Highlights

- Selected Per-Share Date (A) -

	Net Asset			Net Realized						Net Increase
	Value at		Payments	and Unrealized	Total from	Dividends from	Distributions			(Decrease) in	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	Net Asset	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Value	of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$10.47	$0.07	$–	$(0.89)	$(0.82)	$–	$–	$–	$–	$(0.82)	$9.65
IB	10.42	0.06	–	(0.89)	(0.83)	–	–	–	–	(0.83)	9.59

For the Year Ended December 31, 2009
IA	8.46	0.15	–	2.01	2.16	(0.15)	–	–	(0.15)	2.01	10.47
IB	8.41	0.13	–	2.00	2.13	(0.12)	–	–	(0.12)	2.01	10.42

For the Year Ended December 31, 2008
IA	15.05	0.14	–	(5.37)	(5.23)	(0.14)	(1.22)	–	(1.36)	(6.59)	8.46
IB	14.97	0.12	–	(5.35)	(5.23)	(0.11)	(1.22)	–	(1.33)	(6.56)	8.41

For the Year Ended December 31, 2007
IA	14.08	0.16	–	1.01	1.17	(0.15)	(0.05)	–	(0.20)	0.97	15.05
IB	14.01	0.13	–	1.00	1.13	(0.12)	(0.05)	–	(0.17)	0.96	14.97

For the Year Ended December 31, 2006
IA	12.66	0.14	0.01	1.42	1.57	(0.15)	–	–	(0.15)	1.42	14.08
IB	12.58	0.13	0.01	1.39	1.53	(0.10)	–	–	(0.10)	1.43	14.01

For the Year Ended December 31, 2005
IA	12.02	0.12	–	0.67	0.79	(0.15)	–	–	(0.15)	0.64	12.66
IB	11.93	0.08	–	0.68	0.76	(0.11)	–	–	(0.11)	0.65	12.58

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

22

- Ratios and Supplemental Data -

			Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income		Portfolio Turnover
Total Return(B)		Net Assets at End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		to Average Net Assets		Rate(D)

(7.85	)%(E)	$866,023	0.75	%(F)	0.75	%(F)	1.26	%(F)	21%
(7.97	)(E)	140,590	1.00	(F)	1.00	(F)	1.00	(F)	–

25.65	(G)	1,008,875	0.75		0.75		1.56		59
25.33	(G)	173,063	1.00		1.00		1.31		–

(37.27)		868,799	0.71		0.71		1.14		73
(37.43)		165,848	0.96		0.96		0.89		–

8.34		1,566,652	0.70		0.70		1.04		75
8.07		339,877	0.95		0.95		0.79		–

12.45	(G)	1,401,619	0.72		0.72		1.19		63
12.17	(G)	354,559	0.97		0.97		0.93		–

6.58		1,019,703	0.74		0.74		1.07		58
6.31		340,108	0.99		0.99		0.82		–

23

Hartford Disciplined Equity HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

24

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
[1]	Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
[2]	Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

25

Hartford Disciplined Equity HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford Disciplined Equity HLS Fund
Shareholder Meeting Results (Unaudited)

The following proposals were addressed and approved at a Special Meeting of Shareholders held on February 12, 2010.

Proposal to approve amendments to the Investment Management Agreement between the Fund and HL Investment Advisors, the purpose of which were to combine the administrative services for the Fund with the management services for the Fund under a single agreement.

Fund	For	Against	Abstain
Hartford Disciplined Equity HLS Fund	106,930,535.503	2,502,306.588	3,027,981.284

Proposal to elect Lemma Senbet and John Walters, each currently a Director, as Directors of Hartford Series Fund Inc.

Lemma W. Senbet

Funds	For	Withheld
Hartford Series Fund, Inc.	5,079,578,022.902	241,839,974.106

John C. Walters

Funds	For	Withheld
Hartford Series Fund, Inc.	5,081,138,302.186	240,279,694.822

27

Hartford Disciplined Equity HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$921.48	$3.57	$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class IB	$1,000.00	$920.34	$4.76	$1,000.00	$1,019.84	$5.01	1.00%	181	365

28

Hartford Disciplined Equity HLS Fund
Approval of Investment Management Agreement (Unaudited)

The Board approved the annual continuation of the Investment Management Agreement (the “Agreement”) between Hartford Series Fund, Inc. (“HSF”) and HL Investment Advisors, LLC (“HL Advisors”) with respect to the Fund at its meeting on August 4-5, 2009. The Board’s considerations in approving the renewal of the Agreement are disclosed in the December 31, 2009 Annual Report for HSF.

At the November 4-5, 2009 meeting, the Board considered and approved amendments to the Agreement to include administrative services, which had been provided pursuant to a separate agreement, and investment management services under one agreement. The Board, including all of the Independent Directors, approved the amendments to the Agreement with respect to the Fund.

In approving the amendments, in addition to the information presented at the August meeting in connection with the annual review of the Agreement and the additional information provided throughout the year, the Board also considered the fact that the amendments did not result in an overall increase in fees to shareholders. The Board took note of the fact that the management of HL Advisors believes that the proposal to combine the administrative services with the investment management services under a single agreement will produce streamlined fee disclosure, resulting in greater transparency and clarity in the Fund’s prospectuses and financial reports. The Board further noted management's belief that the change would result in consistency across all of the Hartford Funds in the complex in that the funds of HSF are the only funds in the complex (other than the R share classes of the Hartford retail funds) that are subject to a separate administrative services fee. Finally, the Board noted management's view that the proposed changes to the Agreement should also serve to simplify the Board's annual consideration of the investment management arrangements for the Fund in that the investment management and administrative fees would be presented as a single fee for fee comparison purposes, which should facilitate the Board's analysis.

The shareholders of the Fund approved the amendments at a Special Meeting of Shareholders held on February 12, 2010. The amendments were effective as of March 1, 2010.

29

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

“The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. The prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-DE10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford Dividend & Growth HLS Fund

Hartford Dividend and Growth HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford Dividend and Growth HLS Fund inception 03/09/1994
(subadvised by Wellington Management Company, LLP)

Investment objective – Seeks a high level of current income consistent with growth of capital.

Performance Overview(1) 6/30/00 - 6/30/10
Growth of $10,000 investment

Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6 Month†	1 Year	5 Year	10 Year
Dividend and Growth IA	-7.27%	12.57%	1.67%	3.61%
Dividend and Growth IB	-7.38%	12.31%	1.42%	3.37%
Russell 1000 Value Index	-5.12%	16.92%	-1.64%	2.38%
S&P 500 Index	-6.64%	14.43%	-0.80%	-1.59%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

Portfolio Managers
Edward P. Bousa, CFA	Donald J. Kilbride	Matthew G. Baker
Senior Vice President, Partner	Senior Vice President	Vice President

How did the Fund perform?

The Class IA shares of the Hartford Dividend and Growth HLS Fund returned -7.27% for the six-month period ended June 30, 2010, underperforming its benchmark, the S&P 500 Index, which returned -6.64% for the same period. The Fund underperformed the -5.68% return of the average fund in the Lipper Equity Income VP-UF Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

During the period, global equity markets came under pressure as credit fears resurfaced, especially in Europe. There were also early indications of a coming global growth slowdown. With inflation generally absent, we expect no rate hikes from any of the major central banks in the near future. The sovereign debt crisis in Europe is likely only a precursor of the fiscal challenges many developed countries may face in coming years.

Overall equity market performance was negative for the period across all market capitalizations: large cap equities (-7%), mid cap equities (-1%), and small cap equities (-2%) all declined as represented by the S&P 500, S&P 400 MidCap, and Russell 2000 indices, respectively. During the six-month period all ten sectors within the S&P 500 Index fell, led by Materials (-13%), Energy (-12%), and Information Technology (-11%). Industrials (-1%), Consumer Discretionary (-2%) and Consumer Staples (-3%) declined the least, on a relative basis.

The Fund’s underperformance relative to the S&P 500 index was due to negative stock selection across seven of the ten broad economic sectors of the market. Stock selection was weakest

2

within Energy, Industrials, and Consumer Discretionary and strongest within Health Care, Materials, and Utilities. Overall sector allocation was modestly positive driven primarily by our overweight (i.e. the Fund’s sector position was greater than the benchmark position) to Industrials and our underweight (i.e. the Fund’s sector position was less than the benchmark position) to Information Technology.

The Fund’s top three detractors from benchmark-relative returns were Energy stocks Total, British Petroleum (BP), and Anadarko Petroleum. The BP oil spill in the Gulf of Mexico and potential impacts from heightened regulation have weighed on the Energy industry leading to sharp declines in many oil-related stocks. Shares of multinational integrated oil company Total declined due to disappointing oil refining margins and a weaker Euro. We eliminated our position in UK-based integrated oil company BP as the company’s shares continued to fall in the aftermath of the catastrophic oil spill at its Deepwater Horizon oil rig in the Gulf of Mexico. Shares of Anadarko Petroleum, an oil exploration company, declined in part due to its exposure to the oil spill cleanup costs given Anadarko’s 25% ownership stake in BP. In addition, our position in Pfizer was among the top detractors from absolute returns, and not owning Apple, a strong-performer during the period, detracted from relative returns.

The Fund’s top contributors to benchmark-relative performance during the period were Barrick Gold (Materials), Microsoft (Information Technology) and MetLife (Financials). Shares of Barrick Gold rose in conjunction with a rise in gold prices during the period and due to a positive reaction to a new CEO who is focused on improving the return on invested capital (ROIC) by investing in low cost mining projects and increasing productivity. Shares of global technology leader Microsoft fell on concerns about sluggish enterprise spending and a slow uptake of the new Windows 7 operating system. Our underweight in the benchmark-component helped relative returns. Shares of life insurance company MetLife rose following their acquisition of Alico, a subsidiary of AIG, expanding MetLife’s geographic footprint. Parker Hannifin (Industrials) and Limited Brands (Consumer Discretionary) were among the top contributors to absolute returns. In addition, not owning internet search engine provider Google, whose stock price declined by nearly 30% during the period, helped relative returns.

What is the outlook?

We believe the U.S. will transition to a slower growth path in the second half of the year, continuing into 2011. The unwinding of fiscal stimulus, a moderating inventory cycle, state and local government retrenchment and renewed weakness in home sales and prices will likely keep the lid on growth. After increasing at an annual rate of 3% in the first half of 2010, we expect real GDP growth to settle back into a 2%-2.5 % growth path. In light of the recent financial market fragility, it seems that the risks are to the downside. We believe a key requirement for continued recovery is ongoing improvement in the jobs market. So far in 2010, the private sector has shown employment gains averaging 100,000 per month. Over time, we expect to see gradual acceleration in the pace of job creation - enough to get the unemployment rate down from the current level of near 10% towards 8%-8.5% by end of 2011.

Our investment discipline is focused on investing in areas of strong demand and avoiding areas of oversupply. At the end of the period, our largest overweight positions relative to the benchmark were to the Health Care, Energy, and Industrials sectors, while we remained underweight in the Information Technology, Consumer Staples, and Consumer Discretionary sectors.

Diversification by Industry
as of June 30, 2010

Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	1.9%
Banks (Financials)	5.0
Capital Goods (Industrials)	9.5
Commercial & Professional Services (Industrials)	0.9
Diversified Financials (Financials)	6.6
Energy (Energy)	12.8
Food & Staples Retailing (Consumer Staples)	1.9
Food, Beverage & Tobacco (Consumer Staples)	4.3
Health Care Equipment & Services (Health Care)	3.1
Household & Personal Products (Consumer Staples)	2.1
Insurance (Financials)	5.5
Materials (Materials)	3.8
Media (Consumer Discretionary)	3.1
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	11.8
Retailing (Consumer Discretionary)	2.5
Semiconductors & Semiconductor Equipment (Information Technology)	1.2
Software & Services (Information Technology)	6.6
Technology Hardware & Equipment (Information Technology)	4.1
Telecommunication Services (Services)	3.8
Transportation (Industrials)	2.0
Utilities (Utilities)	5.9
Short-Term Investments	1.3
Other Assets and Liabilities	0.3
Total	100.0%

3

Hartford Dividend and Growth HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4%
	Automobiles & Components - 1.9%
739	Daimler AG	$37,381
600	Honda Motor Co., Ltd. ADR	17,253
1,106	Johnson Controls, Inc.	29,726
		84,360
	Banks - 5.0%
946	PNC Financial Services Group, Inc.	53,455
1,611	US Bancorp	36,006
5,184	Wells Fargo & Co.	132,718
		222,179
	Capital Goods - 9.5%
352	Caterpillar, Inc.	21,151
1,052	Cooper Industries plc Class A	46,292
1,260	Deere & Co.	70,179
611	General Dynamics Corp.	35,774
3,572	General Electric Co.	51,503
407	Illinois Tool Works, Inc.	16,817
720	Lockheed Martin Corp.	53,655
650	Northrop Grumman Corp.	35,381
1,231	Pentair, Inc.	39,645
628	Siemens AG ADR	56,234
		426,631
	Commercial & Professional Services - 0.9%
1,252	Waste Management, Inc.	39,178

	Diversified Financials - 6.6%
1,075	Ameriprise Financial, Inc.	38,826
5,222	Bank of America Corp.	75,036
172	Goldman Sachs Group, Inc.	22,539
2,538	JP Morgan Chase & Co.	92,901
761	Morgan Stanley	17,665
343	State Street Corp.	11,607
2,959	UBS AG ADR	39,119
		297,693
	Energy - 12.8%
1,136	Anadarko Petroleum Corp.	40,980
1,276	Baker Hughes, Inc.	53,027
991	Cenovus Energy, Inc.	25,570
2,279	Chevron Corp.	154,653
1,039	ConocoPhillips Holding Co.	51,019
892	EnCana Corp. ADR	27,050
1,997	Exxon Mobil Corp.	113,976
1,767	Marathon Oil Corp.	54,930
1,151	Total S.A. ADR	51,363
		572,568
	Food & Staples Retailing - 1.9%
1,061	CVS/Caremark Corp.	31,094
1,098	Wal-Mart Stores, Inc.	52,757
		83,851
	Food, Beverage & Tobacco - 4.3%
909	Nestle S.A. ADR	43,870
1,015	PepsiCo, Inc.	61,882
1,409	Philip Morris International, Inc.	64,593
824	Unilever N.V. Class NY ADR	22,506
		192,851
	Health Care Equipment & Services - 3.1%
1,157	Cardinal Health, Inc.	38,900
350	Covidien plc	14,075
1,813	Medtronic, Inc.	65,743
748	UnitedHealth Group, Inc.	21,243
		139,961
	Household & Personal Products - 2.1%
580	Kimberly-Clark Corp.	35,190
960	Procter & Gamble Co.	57,575
		92,765
	Insurance - 5.5%
1,321	ACE Ltd.	68,015
368	Allstate Corp.	10,561
1,052	Chubb Corp.	52,586
810	Marsh & McLennan Cos., Inc.	18,270
1,842	MetLife, Inc.	69,558
580	Transatlantic Holdings, Inc.	27,821
		246,811
	Materials - 3.8%
717	Agrium U.S., Inc.	35,095
1,048	Barrick Gold Corp.	47,581
915	Dow Chemical Co.	21,699
832	Owens-Illinois, Inc. ●	21,998
943	Rio Tinto plc ADR	41,093
		167,466
	Media - 3.1%
3,280	Comcast Corp. Class A	56,966
3,770	News Corp. Class A	45,093
1,229	Time Warner, Inc.	35,529
		137,588
	Pharmaceuticals, Biotechnology & Life Sciences - 11.8%
1,359	AstraZeneca plc ADR	64,050
2,146	Bristol-Myers Squibb Co.	53,524
2,806	Eli Lilly & Co.	94,011
1,463	Johnson & Johnson	86,428
2,950	Merck & Co., Inc.	103,151
7,120	Pfizer, Inc.	101,525
468	Teva Pharmaceutical Industries Ltd. ADR	24,337
		527,026
	Retailing - 2.5%
873	Gap, Inc.	16,996
2,101	Lowe's Co., Inc.	42,898
2,677	Staples, Inc.	51,001
		110,895
	Semiconductors & Semiconductor Equipment - 1.2%
846	Analog Devices, Inc.	23,575
1,352	Texas Instruments, Inc.	31,475
		55,050
	Software & Services - 6.6%
1,431	Accenture plc	55,320
1,056	Automatic Data Processing, Inc.	42,531
951	eBay, Inc. ●	18,649
1,135	IBM Corp.	140,137
1,815	Microsoft Corp.	41,768
		298,405
	Technology Hardware & Equipment - 4.1%
751	Avnet, Inc. ●	18,099
2,046	Cisco Systems, Inc. ●	43,596
2,222	Corning, Inc.	35,882
1,158	Hewlett-Packard Co.	50,101
1,075	Qualcomm, Inc.	35,310
		182,988

The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4% - (continued)
	Telecommunication Services - 3.8%
7,080	AT&T, Inc.	$171,277

	Transportation - 2.0%
441	FedEx Corp.	30,947
1,055	United Parcel Service, Inc. Class B	59,996
		90,943
	Utilities - 5.9%
1,580	Dominion Resources, Inc.	61,217
1,370	Exelon Corp.	52,024
1,115	NextEra Energy, Inc.	54,372
1,080	PG&E Corp.	44,372
1,113	PPL Corp.	27,772
1,230	Xcel Energy, Inc.	25,348
		265,105
	Total common stocks
	(cost $4,340,021)	$4,405,591

WARRANTS - 0.0%
	Banks - 0.0%
194	Washington Mutual, Inc. Private Placement
	⌂●†	$–

	Total warrants
	(cost $–)	$–

	Total long-term investments
	(cost $4,340,021)	$4,405,591

SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 1.3%
	Bank of America TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $18,937, collateralized by
	FHLMC 5.50%, 2039, FNMA 4.50% -
	5.50%, 2038 - 2040, GNMA 5.00%, 2040,
	value of $19,316)
$18,937	0.05%, 6/30/2010	$18,937
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $3,245,
	collateralized by FNMA 4.50% - 6.50%,
	2024 - 2040, GNMA 5.00% - 6.50%, 2038
	- 2040, value of $3,310)
3,245	0.04%, 6/30/2010	3,245
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $14,338,
	collateralized by GNMA 3.13% - 7.00%,
	2023 - 2052, value of $14,625)
14,338	0.05%, 6/30/2010	14,338
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $3,245, collateralized by
	FHLMC 2.38% - 5.83%, 2033 - 2038,
	value of $3,310)
3,245	0.06%, 6/30/2010	3,245
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $14,139,
	collateralized by FHLMC 5.00% - 5.50%,
	2038 - 2039, FNMA 5.00%, 2039, value of
	$14,479)
14,139	0.03%, 6/30/2010	14,139
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 07/01/2010 in the amount of
	$165, collateralized by U.S. Treasury Bill
	0.88%, 2011, value of $169)
165	0.02%, 6/30/2010	165
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $3,579,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2036, value of $3,650)
3,579	0.09%, 6/30/2010	3,579
		57,648
	Total short-term investments
	(cost $57,648)	$57,648

Total investments
(cost $4,397,669) ▲	99.7%	$4,463,239
Other assets and liabilities	0.3%	12,049
Total net assets	100.0%	$4,475,288

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.1% of total net assets at June 30, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $4,413,756 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$377,896
Unrealized Depreciation	(328,413)
Net Unrealized Appreciation	$49,483

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at June 30, 2010, was $–, which represents –% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

The accompanying notes are an integral part of these financial statements.

5

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
04/2008	194	Washington Mutual, Inc. Private Placement Warrants	$–

The aggregate value of these securities at June 30, 2010 was $– which represents –% of total net assets.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

6

Hartford Dividend and Growth HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$4,405,591	$4,368,210	$37,381	$–
Warrants	–	–	–	–
Short-Term Investments	57,648	–	57,648	–
Total	$4,463,239	$4,368,210	$95,029	$–

♦	For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in						Balance
	of	Realized	Unrealized				Transfers	Transfers	as of
	December	Gain	Appreciation	Net			Into	Out of	June 30,
	31, 2009	(Loss)	(Depreciation)	Amortization	Purchases	Sales	Level 3	Level 3	2010
Assets:
Common Stock	$195	$(13,369)	$13,405	$—	$—	$(231)	$—	$—	$—
Warrants	—	—	—	—	—	—	—	—	—
Total	$195	$(13,369)	$13,405	$—	$—	$(231)	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

7

Hartford Dividend and Growth HLS Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $4,397,669)	$4,463,239
Cash	179
Receivables:
Investment securities sold	17,303
Fund shares sold	759
Dividends and interest	7,545
Total assets	4,489,025
Liabilities:
Payables:
Investment securities purchased	9,744
Fund shares redeemed	2,926
Investment management fees	657
Distribution fees	39
Accrued expenses	371
Total liabilities	13,737
Net assets	$4,475,288
Summary of Net Assets:
Capital stock and paid-in-capital	$4,928,865
Accumulated undistributed net investment income	53,407
Accumulated net realized loss on investments	(572,554)
Unrealized appreciation of investments	65,570
Net assets	$4,475,288
Shares authorized	4,000,000
Par value	$0.001
Class IA: Net asset value per share	$16.27
Shares outstanding	233,352
Net assets	$3,797,595
Class IB: Net asset value per share	$16.22
Shares outstanding	41,786
Net assets	$677,693

The accompanying notes are an integral part of these financial statements.

8

Hartford Dividend and Growth HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$66,594
Interest	66
Less: Foreign tax withheld	(595)
Total investment income, net	66,065

Expenses:
Investment management fees	14,361
Administrative service fees	1,619
Transfer agent fees	2
Distribution fees - Class IB	971
Custodian fees	6
Accounting services fees	347
Board of Directors' fees	56
Audit fees	46
Other expenses	486
Total expenses (before fees paid indirectly)	17,894
Commission recapture	(33)
Total fees paid indirectly	(33)
Total expenses, net	17,861
Net investment income	48,204

Net Realized Gain on Investments:
Net realized gain on investments	123,659
Net realized gain on forward foreign currency contracts	—
Net Realized Gain on Investments	123,659

Net Changes in Unrealized Depreciation of Investments:
Net unrealized depreciation of investments	(520,982)
Net Changes in Unrealized Depreciation of Investments	(520,982)
Net Loss on Investments	(397,323)
Net Decrease in Net Assets Resulting from Operations	$(349,119)

The accompanying notes are an integral part of these financial statements.

9

Hartford Dividend and Growth HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income	$48,204	$97,336
Net realized gain (loss) on investments	123,659	(424,171)
Net unrealized appreciation (depreciation) of investments	(520,982)	1,323,822
Payment from affiliate	—	106
Net increase (decrease) in net assets resulting from operations	(349,119)	997,093
Distributions to Shareholders:
From net investment income
Class IA	—	(84,260)
Class IB	—	(14,651)
Total distributions	—	(98,911)
Capital Share Transactions:
Class IA
Sold	175,659	388,239
Issued on reinvestment of distributions	—	84,260
Redeemed	(329,180)	(604,731)
Total capital share transactions	(153,521)	(132,232)
Class IB
Sold	36,716	53,352
Issued on reinvestment of distributions	—	14,651
Redeemed	(121,571)	(176,922)
Total capital share transactions	(84,855)	(108,919)
Net decrease from capital share transactions	(238,376)	(241,151)
Net increase (decrease) in net assets	(587,495)	657,031
Net Assets:
Beginning of period	5,062,783	4,405,752
End of period	$4,475,288	$5,062,783
Accumulated undistributed (distribution in excess of) net investment income	$53,407	$5,203
Shares:
Class IA
Sold	9,956	25,713
Issued on reinvestment of distributions	—	4,873
Redeemed	(18,599)	(41,155)
Total share activity	(8,643)	(10,569)
Class IB
Sold	2,057	3,519
Issued on reinvestment of distributions	—	850
Redeemed	(6,860)	(11,967)
Total share activity	(4,803)	(7,598)

The accompanying notes are an integral part of these financial statements.

10

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Dividend and Growth HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-nine portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no

11

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Foreign-denominated assets, including investment securities, and liabilities are translated from the local currency into U.S. dollars using exchange rates obtained from an independent third party as of the Fund’s Valuation Time.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Forward foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Forward foreign currency contracts are valued using foreign currency exchange rates and forward rates on the Valuation Date from an independent pricing service.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

Foreign Currency – based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

12

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level are shown as if they occurred at the beginning of the period.

13

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Refer to the Investment Valuation Hierarchy Levels Summary and the Level 3 roll forward reconciliation found following the Schedules of Investments.

c)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

d)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Wellington Management Company, LLP (“Wellington Management”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

e)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

f)
Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Forward foreign currency contracts may be used to hedge against adverse fluctuations in exchange rates between currencies.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding forward foreign currency contracts as of June 30, 2010.

g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

14

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

h)
Illiquid and Restricted Securities – The Fund is permitted to invest up to 15% of its net assets in illiquid securities. “Illiquid Securities” are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid securities or other investments when its sub-adviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the unavailability of reliable market quotations for such securities or investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid or restricted securities as of June 30, 2010.

i)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

j)	Additional Derivative Instrument(s) Information

The volume of derivative activity was minimal during the six-month period ended June 30, 2010.

Realized Gain/Loss on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—

k)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

3.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$98,911	$148,624
Long-Term Capital Gains*	—	107,986

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC code Sec. 852(b)(3)(C).

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$5,203
Accumulated Capital and Other Losses*	(680,126)
Unrealized Appreciation†	570,465
Total Accumulated Deficit	$(104,458)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†
The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

16

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$(185)
Accumulated Net Realized Gain on Investments	189
Paid-in-Capital	(4)

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2016	$39,088
2017	641,038
Total	$680,126

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

5.	Expenses:

a)
Investment Management Agreements – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Wellington Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

b)
Administrative Services Agreement – For the two-month period January 1, 2010 through February 28, 2010, under the Administrative Services Agreement between HLIC and the Company, on behalf of the Fund, HLIC provided administrative services to the Fund and received monthly compensation at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund assumed and paid certain other expenses (including, but not limited to, accounting, custodian, state taxes and Directors’ fees). Effective March 1, 2010, the Investment Management Agreement was amended to include the administrative services for the Fund and the separate administrative services agreement was terminated.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services and to HLIC for administrative services rendered from January 1, 2010 through February 28, 2010, and the rates of

17

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

compensation paid to the HL Advisors for the combined services from March 1, 2010 through June 30, 2010; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

c)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.014%
On next $5 billion	0.012%
Over $10 billion	0.010%

d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

e)
Fees Paid Indirectly – The Company, on behalf of the Fund has entered into agreements with State Street Global Advisers, LLC and Russell Implementation Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, these amounts are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.68%	0.68%	0.66%	0.67%	0.66%	0.66%
Class IB	0.93	0.93	0.91	0.92	0.91	0.91

18

f)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

g)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $11. Hartford Investor Services Company, LLC ("HISC"), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. The amount HISC was compensated for providing such services can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

h)
Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provides that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009, as follows:

Amount
Reimbursement	$106

On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of  The Hartford’s variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford settled this matter without admitting or denying the findings of the SEC.

The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and it is offered directly to certain qualified retirement plans (collectively “Products”). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, Inc. (“Hartford Life”) (the issuers of such variable annuity products), the Fund’s ability to restrict transfers by certain owners of older variable annuity products was limited. During 2006, these annuity owners surrendered the older variable annuity contracts that were the subject of prior litigation. In February 2005, Hartford Life agreed with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contracts owners.

19

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payments from Affiliate	24.67	24.36

	For the Year Ended December 31, 2006
	Class IA	Class IB
Impact from Payment from Affiliate for SEC Settlement	0.06%	0.06%
Impact from Payment from Affiliate for Unrestricted Transfers	0.01	0.01
Total Return Excluding Payments from Affiliate	20.29	19.99

6.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$957,900
Sales Proceeds Excluding U.S. Government Obligations	1,054,844

7.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

8.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

20

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21

Hartford Dividend and Growth HLS Fund
Financial Highlights
- Selected Per-Share Date (A) -

	Net Asset			Net Realized						Net Increase
	Value at		Payments	and Unrealized	Total from	Dividends from	Distributions			(Decrease) in	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	Net Asset	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Value	of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$17.55	$0.18	$–	$(1.46)	$(1.28)	$–	$–	$–	$–	$(1.28)	$16.27
IB	17.51	0.16	–	(1.45)	(1.29)	–	–	–	–	(1.29)	16.22

For the Year Ended December 31, 2009
IA	14.37	0.35	–	3.19	3.54	(0.36)	–	–	(0.36)	3.18	17.55
IB	14.34	0.33	–	3.16	3.49	(0.32)	–	–	(0.32)	3.17	17.51

For the Year Ended December 31, 2008
IA	22.35	0.44	–	(7.57)	(7.13)	(0.44)	(0.41)	–	(0.85)	(7.98)	14.37
IB	22.28	0.42	–	(7.56)	(7.14)	(0.39)	(0.41)	–	(0.80)	(7.94)	14.34

For the Year Ended December 31, 2007
IA	22.79	0.42	–	1.44	1.86	(0.41)	(1.89)	–	(2.30)	(0.44)	22.35
IB	22.72	0.37	–	1.42	1.79	(0.34)	(1.89)	–	(2.23)	(0.44)	22.28

For the Year Ended December 31, 2006
IA	20.74	0.40	0.01	3.77	4.18	(0.41)	(1.72)	–	(2.13)	2.05	22.79
IB	20.68	0.35	0.01	3.74	4.10	(0.34)	(1.72)	–	(2.06)	2.04	22.72

For the Year Ended December 31, 2005
IA	20.83	0.36	–	0.87	1.23	(0.40)	(0.92)	–	(1.32)	(0.09)	20.74
IB	20.76	0.29	–	0.89	1.18	(0.34)	(0.92)	–	(1.26)	(0.08)	20.68

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

22

- Ratios and Supplemental Data -

			Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio
Total Return(B)		Net Assets at End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Turnover Rate(D)

(7.27	)%(E)	$3,797,595	0.68	%(F)	0.68	%(F)	1.98	%(F)	20%
(7.38	)(E)	677,693	0.93	(F)	0.93	(F)	1.72	(F)	–

24.68	(G)	4,247,031	0.69		0.69		2.24		34
24.36	(G)	815,752	0.94		0.94		2.00		–

(32.43)		3,628,793	0.67		0.67		2.20		41
(32.60)		776,959	0.92		0.92		1.95		–

8.26		5,842,788	0.67		0.67		1.70		27
7.98		1,501,363	0.92		0.92		1.45		–

20.36	(G)	5,671,552	0.67		0.67		1.77		27
20.06	(G)	1,603,952	0.92		0.92		1.52		–

5.96		4,978,773	0.67		0.67		1.70		26
5.70		1,506,556	0.92		0.92		1.45		–

23

Hartford Dividend and Growth HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

24

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
1 Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
2 Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

25

Hartford Dividend and Growth HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford Dividend and Growth HLS Fund
Shareholder Meeting Results (Unaudited)

The following proposals were addressed and approved at a Special Meeting of Shareholders held on February 12, 2010.

Proposal to approve amendments to the Investment Management Agreement between the Fund and HL Investment Advisors, the purpose of which were to combine the administrative services for the Fund with the management services for the Fund under a single agreement.

Fund	For	Against	Abstain
Hartford Dividend and Growth HLS Fund	254,586,182.927	6,930,369.549	8,412,384.107

Proposal to elect Lemma Senbet and John Walters, each currently a Director, as Directors of Hartford Series Fund Inc.

Lemma W. Senbet

Funds	For	Withheld
Hartford Series Fund, Inc.	5,079,578,022.902	241,839,974.106

John C. Walters

Funds	For	Withheld
Hartford Series Fund, Inc.	5,081,138,302.186	240,279,694.822

27

Hartford Dividend and Growth HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$927.30	$3.25	$1,000.00	$1,021.42	$3.41	0.68%	181	365
Class IB	$1,000.00	$926.24	$4.44	$1,000.00	$1,020.18	$4.66	0.93%	181	365

28

Hartford Dividend and Growth HLS Fund
Approval of Investment Management Agreement (Unaudited)

The Board approved the annual continuation of the Investment Management Agreement (the “Agreement”) between Hartford Series Fund, Inc. (“HSF”) and HL Investment Advisors, LLC (“HL Advisors”) with respect to the Fund at its meeting on August 4-5, 2009. The Board’s considerations in approving the renewal of the Agreement are disclosed in the December 31, 2009 Annual Report for HSF.

At the November 4-5, 2009 meeting, the Board considered and approved amendments to the Agreement to include administrative services, which had been provided pursuant to a separate agreement, and investment management services under one agreement. The Board, including all of the Independent Directors, approved the amendments to the Agreement with respect to the Fund.

In approving the amendments, in addition to the information presented at the August meeting in connection with the annual review of the Agreement and the additional information provided throughout the year, the Board also considered the fact that the amendments did not result in an overall increase in fees to shareholders. The Board took note of the fact that the management of HL Advisors believes that the proposal to combine the administrative services with the investment management services under a single agreement will produce streamlined fee disclosure, resulting in greater transparency and clarity in the Fund’s prospectuses and financial reports. The Board further noted management's belief that the change would result in consistency across all of the Hartford Funds in the complex in that the funds of HSF are the only funds in the complex (other than the R share classes of the Hartford retail funds) that are subject to a separate administrative services fee. Finally, the Board noted management's view that the proposed changes to the Agreement should also serve to simplify the Board's annual consideration of the investment management arrangements for the Fund in that the investment management and administrative fees would be presented as a single fee for fee comparison purposes, which should facilitate the Board's analysis.

The shareholders of the Fund approved the amendments at a Special Meeting of Shareholders held on February 12, 2010. The amendments were effective as of March 1, 2010.

29

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

“The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. The prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-DG10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford Global Growth HLS Fund

Hartford Global Growth HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford Global Growth HLS Fund inception 09/30/1998
(subadvised by Wellington Management Company, LLP)

Investment objective – Seeks growth of capital.

Performance Overview(1) 6/30/00 - 6/30/10
Growth of $10,000 investment

MSCI World Growth Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of growth securities in 23 developed-country global equity markets including the U.S., Canada, Europe, Australia, New Zealand and the Far East.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	5	10
	Month†	Year	Year	Year
Global Growth IA	-12.15%	9.03%	-2.26%	-2.06%
Global Growth IB	-12.26%	8.76%	-2.50%	-2.30%
MSCI World Growth Index	-9.21%	11.04%	1.17%	-2.75%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

Portfolio Managers
Matthew D. Hudson, CFA	Jean-Marc Berteaux
Vice President	Senior Vice President, Partner

How did the Fund perform?

The Class IA shares of the Hartford Global Growth HLS Fund returned -12.15% for the six-month period ended June 30, 2010, underperforming its benchmark, the MSCI World Growth Index, which returned -9.21% for the same period. The Fund also underperformed the -6.85% return of the average fund in the Lipper Global Growth Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global equities had a tumultuous start to 2010. Through late April, U.S. equities rose as investor confidence grew amid better-than-expected corporate earnings, accommodative monetary policy, and improving economic conditions. From late April until the end of the period, risk aversion rose and equities fell on concerns that the global economy could slip back into a recession. Investors worried about how burgeoning fiscal deficits across much of Europe, tightening credit conditions in China, and a disinflationary environment would affect the economic recovery and corporate earnings growth.

For the period, Growth stocks (-9%) slightly outperformed Value stocks (-10%) as measured by the MSCI World Growth Index and the MSCI World Value Indexes, respectively. Within the MSCI World Growth Index, all ten sectors posted negative returns. Energy (-15%), Telecommunication Services (-15%), and Financials (-14%) lagged, while the Industrials (-3%), Consumer Discretionary (-3%), and Consumer Staples (-5%) sectors performed the best on a relative basis.

The Fund’s underperformance versus its benchmark was primarily due to security selection, particularly within the Information Technology and Industrials sectors. This was partially offset by stronger selection in Financials and Telecommunication Services. Relative (i.e. performance of the Fund as measured against the benchmark) performance also was hurt by the Fund’s underweight (i.e. the Fund’s sector position was less than the benchmark position) to Consumer Staples and an overweight (i.e. the Fund’s sector position was greater than the benchmark position) to Financials; however, the Fund’s overweight exposures to Consumer Discretionary and Industrials aided relative results.

2

The top detractors from the Fund’s relative performance were NVIDIA (Information Technology), SunPower (Information Technology), and Mosaic (Materials). Shares of NVIDIA, a leading provider of chips for interactive graphics on consumer and professional computing devices, fell as inventory levels rose amid an environment of softening demand. Shares of solar panel manufacturer SunPower declined as an oversupply of solar panels hurt industry pricing. Near-term earnings guidance lagged investor estimates as some business revenues will be recognized later in the year, which also weighed down the stock. Shares of Mosaic, a North American producer of potash and phosphate fertilizers, fell as softening global crop prices and macroeconomic concerns weighed on the stock. Google (Information Technology) also detracted from absolute and relative returns.

MGM Resorts International (Consumer Discretionary), Microsoft (Information Technology), and SMC (Industrials) were positive contributors to benchmark-relative performance. Shares of gaming and casino operator MGM Resorts International moved higher as investor sentiment shifted toward a recovery outlook for its Las Vegas operations and more positive valuation on the firm’s joint venture in Macau. Shares of Microsoft fell on concerns about sluggish enterprise spending and a slow uptake of the new Windows 7 operating system. Not owning benchmark component Microsoft during the period aided relative returns. Japan-based pneumatic equipment manufacturer SMC’s shares rose as the company released fiscal year end earnings that were better than initially expected and announced a favorable outlook for the first half of the next fiscal year. Top absolute contributors included Apple (Information Technology) and Barrick Gold (Materials).

What is the outlook?

At the end of the period, investors had grown concerned that fiscal austerity could choke off a nascent recovery, feeding concerns of a double-dip recession. Meanwhile, the April 2010 sinking of the Deepwater Horizon oil rig in the Gulf of Mexico and the prospect of ongoing cleanup and compensation costs increased investor skittishness, particularly around Energy companies. Almost as background to these headline events, economic data indicated growing divergence in the global economy. In the U.S., unemployment has leveled off but is not showing signs of meaningful improvement, while industrial production rose 1.2% in May as global demand for U.S. goods continued to grow. Germany and the U.K. announced fiscal austerity measures, while China posted strong trade data.

Despite these mixed signals, our overall positioning is consistent with an improving economic outlook: overweight cyclically oriented sectors that should outperform in an improving economy such as the Consumer Discretionary and Information Technology sectors; underweight the defensive Consumer Staples and Health Care sectors.

Portfolio construction is a bottom-up (i.e. stock by stock fundamental research) process based on intensive company research. Allocations among sectors are the result of individual stock decisions. At the end of the period, our stock-by-stock investment process resulted in greater-than-benchmark weights in Consumer Discretionary, Financials, and Information Technology. The Fund held below-benchmark weights in the Consumer Staples, Health Care and Materials sectors. Top positions in Consumer Discretionary relative to the benchmark at the end of June included Daimler, Sands China, and Urban Outfitters. Our below-benchmark weight in Consumer Staples reflects the fact that we are finding limited opportunities for growth in that sector relative to companies in other sectors.

Diversification by Industry
as of June 30, 2010
Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	2.8%
Banks (Financials)	6.4
Capital Goods (Industrials)	12.8
Consumer Durables & Apparel (Consumer Discretionary)	2.2
Consumer Services (Consumer Discretionary)	3.0
Diversified Financials (Financials)	4.8
Energy (Energy)	6.0
Food & Staples Retailing (Consumer Staples)	1.0
Food, Beverage & Tobacco (Consumer Staples)	2.5
Health Care Equipment & Services (Health Care)	1.3
Household & Personal Products (Consumer Staples)	1.1
Insurance (Financials)	1.9
Materials (Materials)	7.0
Media (Consumer Discretionary)	1.6
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	5.4
Real Estate (Financials)	1.2
Retailing (Consumer Discretionary)	10.4
Semiconductors & Semiconductor Equipment (Information Technology)	3.5
Software & Services (Information Technology)	8.6
Technology Hardware & Equipment (Information Technology)	11.6
Telecommunication Services (Services)	1.1
Transportation (Industrials)	2.5
Short-Term Investments	1.6
Other Assets and Liabilities	(0.3)
Total	100.0%

Diversification by Country
as of June 30, 2010
Percentage of
Country	Net Assets
Brazil	1.1%
Canada	1.6
China	0.9
Denmark	0.9
France	2.1
Germany	5.1
Hong Kong	5.8
Israel	1.5
Japan	7.6
Netherlands	1.3
South Korea	1.3
Spain	1.2
Switzerland	2.6
Taiwan	1.2
United Kingdom	11.5
United States	53.0
Short-Term Investments	1.6
Other Assets and Liabilities	(0.3)
Total	100.0%

3

Hartford Global Growth HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7%
	Automobiles & Components - 2.8%
165	Daimler AG	$8,371
820	Nissan Motor Co., Ltd.	5,711
		14,082
	Banks - 6.4%
545	Banco Santander Central Hispano S.A.	5,714
1,626	Barclays Bank plc	6,489
2,555	BOC Hong Kong Holdings Ltd.	5,818
316	Itau Unibanco Banco Multiplo S.A. ADR	5,683
337	Standard Chartered plc	8,206
		31,910
	Capital Goods - 12.8%
517	General Electric Co.	7,458
134	Honeywell International, Inc.	5,241
169	Illinois Tool Works, Inc.	6,983
254	Ingersoll-Rand plc	8,777
410	Masco Corp.	4,414
89	Parker-Hannifin Corp.	4,939
47	Precision Castparts Corp.	4,855
50	Schneider Electric S.A.	5,052
67	Siemens AG	5,988
42	SMC Corp.	5,664
104	Vestas Wind Systems A/S ●	4,333
		63,704
	Consumer Durables & Apparel - 2.2%
122	Adidas-Salomon AG	5,889
495	Sharp Corp.	5,224
		11,113
	Consumer Services - 3.0%
463	MGM Resorts International ●	4,459
4,429	Sands China Ltd. ●§	6,547
153	Starbucks Corp.	3,723
		14,729
	Diversified Financials - 4.8%
415	Bank of America Corp.	5,957
45	Goldman Sachs Group, Inc.	5,866
171	JP Morgan Chase & Co.	6,256
476	UBS AG	6,300
		24,379
	Energy - 6.0%
335	BG Group plc	4,987
170	Consol Energy, Inc.	5,746
74	EOG Resources, Inc.	7,316
174	National Oilwell Varco, Inc.	5,760
110	Schlumberger Ltd.	6,097
		29,906
	Food & Staples Retailing - 1.0%
99	Metro AG	5,031

	Food, Beverage & Tobacco - 2.5%
193	British American Tobacco plc	6,136
156	Heineken N.V.	6,627
		12,763
	Health Care Equipment & Services - 1.3%
242	Aetna, Inc.	6,388

	Household & Personal Products - 1.1%
113	Reckitt Benckiser Group plc	5,248

	Insurance - 1.9%
544	Ping An Insurance (Group) Co. ⌂†	4,497
97	Prudential Financial, Inc.	5,215
		9,712
	Materials - 7.0%
151	Anglo American plc ●	5,261
172	Barrick Gold Corp.	7,822
218	BHP Billiton plc	5,643
169	JFE Holdings, Inc.	5,217
122	Shin-Etsu Chemical Co., Ltd.	5,671
415	Xstrata plc	5,429
		35,043
	Media - 1.6%
249	News Corp. Class A	2,972
524	WPP plc	4,941
		7,913
	Pharmaceuticals, Biotechnology & Life Sciences - 5.4%
130	Amgen, Inc. ●	6,825
116	Celgene Corp. ●	5,872
50	Roche Holding AG	6,867
142	Teva Pharmaceutical Industries Ltd. ADR	7,395
		26,959
	Real Estate - 1.2%
1,608	Hang Lung Properties Ltd.	6,151

	Retailing - 10.4%
45	Amazon.com, Inc. ●	4,917
16,976	GOME Electrical Appliances Holdings Ltd.	5,123
1,606	Kingfisher plc	5,032
133	Kohl's Corp. ●	6,308
1,204	Li & Fung Ltd.	5,389
362	Lowe's Co., Inc.	7,382
46	Pinault-Printemps-Redoute S.A.	5,706
32	Priceline.com, Inc. ●	5,631
190	Urban Outfitters, Inc. ●	6,524
		52,012
	Semiconductors & Semiconductor Equipment - 3.5%
336	Marvell Technology Group Ltd. ●	5,303
536	NVIDIA Corp. ●	5,471
10	Samsung Electronics Co., Ltd.	6,499
		17,273
	Software & Services - 8.6%
168	Accenture plc	6,503
288	Activision Blizzard, Inc.	3,025
221	Adobe Systems, Inc. ●	5,849
347	eBay, Inc. ●	6,795
17	Google, Inc. ●	7,422
599	Oracle Corp.	12,863
		42,457
	Technology Hardware & Equipment - 11.6%
67	Apple, Inc. ●	16,842
580	Cisco Systems, Inc. ●	12,368
212	Dell, Inc. ●	2,557
426	EMC Corp. ●	7,789
1,658	Hon Hai Precision Industry Co., Ltd. ●	5,812
190	NetApp, Inc. ●	7,073
159	Qualcomm, Inc.	5,235
		57,676

The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Telecommunication Services - 1.1%
205	Softbank Corp.	$5,440

	Transportation - 2.5%
535	Delta Air Lines, Inc. ●	6,290
875	Mitsui O.S.K. Lines Ltd.	5,782
		12,072
	Total common stocks
	(cost $468,627)	$491,961

	Total long-term investments
	(cost $468,627)	$491,961

SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 1.6%
	Bank of America TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $2,692, collateralized by
	FHLMC 5.50%, 2039, FNMA 4.50% -
	5.50%, 2038 - 2040, GNMA 5.00%, 2040,
	value of $2,746)
$2,692	0.05%, 6/30/2010	$2,692
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $461,
	collateralized by FNMA 4.50% - 6.50%,
	2024 - 2040, GNMA 5.00% - 6.50%, 2038 -
	2040, value of $471)
461	0.04%, 6/30/2010	461
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $2,039,
	collateralized by GNMA 3.13% - 7.00%,
	2023 - 2052, value of $2,079)
2,039	0.05%, 6/30/2010	2,039
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $461, collateralized by FHLMC
	2.38% - 5.83%, 2033 - 2038, value of $471)
461	0.06%, 6/30/2010	461
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $2,010,
	collateralized by FHLMC 5.00% - 5.50%,
	2038 - 2039, FNMA 5.00%, 2039, value of
	$2,059)
2,010	0.03%, 6/30/2010	2,010
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 07/01/2010 in the amount of
	$24, collateralized by U.S. Treasury Bill
	0.88%, 2011, value of $24)
24	0.02%, 6/30/2010	24
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $509, collateralized by FNMA
	5.00% - 6.00%, 2033 - 2036, value of $519)
509	0.09%, 6/30/2010	509
		8,196
	Total short-term investments
	(cost $8,196)	$8,196
Total investments
(cost $476,823) ▲	100.3%	$500,157
Other assets and liabilities	(0.3)%	(1,671)
Total net assets	100.0%	$498,486

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 45.7% of total net assets at June 30, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $481,048 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$58,200
Unrealized Depreciation	(39,091)
Net Unrealized Appreciation	$19,109

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at June 30, 2010, was $4,497, which represents 0.90% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2010, these securities amounted to $6,547 or 1.31% of total net assets.

The accompanying notes are an integral part of these financial statements.

5

Hartford Global Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
11/2008 - 03/2010	544	Ping An Insurance (Group) Co.	$2,711

The aggregate value of these securities at June 30, 2010 was $4,497 which represents 0.90% of total net assets.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

6

Hartford Global Growth HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$14,082	$–	$14,082	$–
Banks	31,910	5,683	26,227	–
Capital Goods	63,704	42,667	21,037	–
Consumer Durables & Apparel	11,113	–	11,113	–
Consumer Services	14,729	8,182	6,547	–
Diversified Financials	24,379	18,079	6,300	–
Energy	29,906	24,919	4,987	–
Food & Staples Retailing	5,031	–	5,031	–
Food, Beverage & Tobacco	12,763	–	12,763	–
Health Care Equipment & Services	6,388	6,388	–	–
Household & Personal Products	5,248	–	5,248	–
Insurance	9,712	5,215	–	4,497
Materials	35,043	7,822	27,221	–
Media	7,913	2,972	4,941	–
Pharmaceuticals, Biotechnology & Life Sciences	26,959	20,092	6,867	–
Real Estate	6,151	–	6,151	–
Retailing	52,012	30,762	21,250	–
Semiconductors & Semiconductor Equipment	17,273	10,774	6,499	–
Software & Services	42,457	42,457	–	–
Technology Hardware & Equipment	57,676	51,864	5,812	–
Telecommunication Services	5,440	–	5,440	–
Transportation	12,072	6,290	5,782	–
Total	491,961	284,166	203,298	4,497
Short-Term Investments	8,196	–	8,196	–
Total	$500,157	$284,166	$211,494	$4,497

♦ For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance
	December	Gain	Appreciation		Net			Into	Out of	as of June
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	30, 2010
Assets:
Common Stock	$—	$62	$(260	)†	$—	$842	$(138)	$3,991	$—	$4,497
Total	$—	$62	$(260)		$—	$842	$(138)	$3,991	$—	$4,497

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted- transfer into Level 3 versus securities where trading has resumed - transfer out of Level 3.
2)	Broker quoted securities - transfer into Level 3 versus quoted prices in active markets - transfer out of Level 3.
3)	Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3.
†	Change in unrealized gains or losses in the current period relating to assets still held at June 30, 2010 was $(260).

The accompanying notes are an integral part of these financial statements.

7

Hartford Global Growth HLS Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $476,823)	$500,157
Cash	—
Foreign currency on deposit with custodian (cost $—)	—
Receivables:
Investment securities sold	8,095
Fund shares sold	264
Dividends and interest	434
Other assets	2
Total assets	508,952
Liabilities:
Payables:
Investment securities purchased	10,006
Fund shares redeemed	295
Investment management fees	86
Distribution fees	6
Accrued expenses	73
Total liabilities	10,466
Net assets	$498,486
Summary of Net Assets:
Capital stock and paid-in-capital	$719,540
Accumulated undistributed net investment income	1,219
Accumulated net realized loss on investments and foreign currency transactions	(245,617)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	23,344
Net assets	$498,486
Shares authorized	3,400,000
Par value	$0.001
Class IA: Net asset value per share	$12.04
Shares outstanding	33,128
Net assets	$398,963
Class IB: Net asset value per share	$11.96
Shares outstanding	8,319
Net assets	$99,523

The accompanying notes are an integral part of these financial statements.

8

Hartford Global Growth HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$3,862
Interest	14
Less: Foreign tax withheld	(333)
Total investment income, net	3,543

Expenses:
Investment management fees	1,937
Administrative service fees	191
Transfer agent fees	1
Distribution fees - Class IB	146
Custodian fees	17
Accounting services fees	40
Board of Directors' fees	8
Audit fees	8
Other expenses	125
Total expenses (before fees paid indirectly)	2,473
Commission recapture	(7)
Total fees paid indirectly	(7)
Total expenses, net	2,466
Net investment income	1,077

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	14,569
Net realized loss on forward foreign currency contracts	(71)
Net realized gain on other foreign currency transactions	51
Net Realized Gain on Investments and Foreign Currency Transactions	14,549

Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(86,076)
Net unrealized appreciation of forward foreign currency contracts	3
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(8)
Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions	(86,081)
Net Loss on Investments and Foreign Currency Transactions	(71,532)
Net Decrease in Net Assets Resulting from Operations	$(70,455)

The accompanying notes are an integral part of these financial statements.

9

Hartford Global Growth HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income	$1,077	$3,404
Net realized gain (loss) on investments and foreign currency transactions	14,549	(107,103)
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	(86,081)	272,335
Payment from affiliate	—	220
Net increase (decrease) in net assets resulting from operations	(70,455)	168,856
Distributions to Shareholders:
From net investment income
Class IA	—	(3,156)
Class IB	—	(537)
Total distributions	—	(3,693)
Capital Share Transactions:
Class IA
Sold	13,944	28,045
Issued on reinvestment of distributions	—	3,156
Redeemed	(47,469)	(92,620)
Total capital share transactions	(33,525)	(61,419)
Class IB
Sold	6,367	11,377
Issued on reinvestment of distributions	—	537
Redeemed	(18,941)	(32,027)
Total capital share transactions	(12,574)	(20,113)
Net decrease from capital share transactions	(46,099)	(81,532)
Net increase (decrease) in net assets	(116,554)	83,631
Net Assets:
Beginning of period	615,040	531,409
End of period	$498,486	$615,040
Accumulated undistributed (distribution in excess of) net investment income	$1,219	$142
Shares:
Class IA
Sold	1,012	2,451
Issued on reinvestment of distributions	—	237
Redeemed	(3,534)	(8,240)
Total share activity	(2,522)	(5,552)
Class IB
Sold	468	1,001
Issued on reinvestment of distributions	—	41
Redeemed	(1,413)	(2,865)
Total share activity	(945)	(1,823)

The accompanying notes are an integral part of these financial statements.

10

Hartford Global Growth HLS Fund
Notes to Financial Statements June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Global Growth HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-nine portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no

11

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Foreign-denominated assets, including investment securities, and liabilities are translated from the local currency into U.S. dollars using exchange rates obtained from an independent third party as of the Fund’s Valuation Time.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Forward foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Forward foreign currency contracts are valued using foreign currency exchange rates and forward rates on the Valuation Date from an independent pricing service.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

Foreign Currency – Based on rates determined at the close of the Exchange, provided by an independent pricing service.

12

Forward Currency Contracts – Valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

13

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level are shown as if they occurred at the beginning of the period.

Refer to the Investment Valuation Hierarchy Levels Summary and the Level 3 roll forward reconciliation found following the Schedules of Investments.

c)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

d)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Wellington Management Company, LLP (“Wellington Management”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

e)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

f)
Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Forward foreign currency contracts may be used to hedge against adverse fluctuations in exchange rates between currencies.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding forward foreign currency contracts as of June 30, 2010.

g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any

14

day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

h)
Illiquid and Restricted Securities – The Fund is permitted to invest up to 15% of its net assets in illiquid securities. “Illiquid Securities” are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid securities or other investments when its sub-adviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the unavailability of reliable market quotations for such securities or investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted securities as of June 30, 2010.

i)
Securities Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for securities that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. During this period, such securities are subject to market fluctuations, and the Fund identifies securities segregated in its records with value at least equal to the amount of the commitment. As of June 30, 2010, the Fund had no outstanding when-issued or delayed delivery securities.

j)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

k)	Additional Derivative Instrument(s) Information

The volume of derivative activity was minimal during the six-month period ended June 30, 2010.

15

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Realized Gain/Loss and Change in Unrealized Appreciation (Depreciation) on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$—	$(71)	$—	$(71)
Total	$—	$—	$—	$(71)	$—	$(71)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	—	—	—	3	—	$3
Total	$—	$—	$—	$3	$—	$3

l)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$3,693	$9,441
Long-Term Capital Gains*	—	34,060

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC code Sec. 852(b)(3)(C).

16

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$139
Accumulated Capital and Other Losses*	(255,942)
Unrealized Appreciation†	105,204
Total Accumulated Deficit	$(150,599)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†
The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$(59)
Accumulated Net Realized Gain (Loss) on Investments	59

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2016	$92,362
2017	162,380
Total	$254,742

As of December 31, 2009, the Fund elected to defer the following post October losses.

Amount
Long-Term Capital Gain	$1,200

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

17

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

4.	Expenses:

a)
Investment Management Agreements – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Wellington Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

b)
Administrative Services Agreement – For the two-month period January 1, 2010 through February 28, 2010, under the Administrative Services Agreement between HLIC and the Company, on behalf of the Fund, HLIC provided administrative services to the Fund and received monthly compensation at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund assumed and paid certain other expenses (including, but not limited to, accounting, custodian, state taxes and Directors’ fees). Effective March 1, 2010, the Investment Management Agreement was amended to include the administrative services for the Fund and the separate administrative services agreement was terminated.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services and to HLIC for administrative services rendered from January 1, 2010 through February 28, 2010, and the rates of compensation paid to the HL Advisors for the combined services from March 1, 2010 through June 30, 2010; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

c)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.014%
On next $5 billion	0.012%
Over $10 billion	0.010%

d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

18

e)
Fees Paid Indirectly – The Company, on behalf of the Fund has entered into agreements with State Street Global Advisers, LLC and Russell Implementation Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, these amounts are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.81%	0.81%	0.74%	0.73%	0.74%	0.68%
Class IB	1.06	1.06	0.99	0.98	0.99	0.93

f)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

g)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. Hartford Investor Services Company, LLC ("HISC"), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. The amount HISC was compensated for providing such services can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

h)
Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provides that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009, as follows:

Amount
Reimbursement	$220

On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of The Hartford’s variable

19

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford settled this matter without admitting or denying the findings of the SEC.

The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and it is offered directly to certain qualified retirement plans (collectively “Products”). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, Inc. (“Hartford Life”) (the issuers of such variable annuity products), the Fund’s ability to restrict transfers by certain owners of older variable annuity products was limited. During 2006, these annuity owners surrendered the older variable annuity contracts that were the subject of prior litigation. In February 2005, Hartford Life agreed with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contracts owners.

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.04%	0.04%
Total Return Excluding Payments from Affiliate	35.59	35.26

	For the Year Ended December 31, 2006
	Class IA	Class IB
Impact from Payment from Affiliate for SEC Settlement	0.31%	0.32%
Total Return Excluding Payments from Affiliate	13.83	13.54

5.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$174,687
Sales Proceeds Excluding U.S. Government Obligations	221,895

6.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

7.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

20

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21

Hartford Global Growth HLS Fund
Financial Highlights
- Selected Per-Share Date (A) -

	Net Asset			Net Realized
	Value at		Payments	and Unrealized	Total from	Dividends from	Distributions			Net Increase	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	(Decrease) in	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Net Asset Value	of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$13.71	$0.03	$–	$(1.70)	$(1.67)	$–	$–	$–	$–	$(1.67)	$12.04
IB	13.64	0.01	–	(1.69)	(1.68)	–	–	–	–	(1.68)	11.96

For the Year Ended December 31, 2009
IA	10.17	0.08	–	3.55	3.63	(0.09)	–	–	(0.09)	3.54	13.71
IB	10.12	0.05	–	3.53	3.58	(0.06)	–	–	(0.06)	3.52	13.64

For the Year Ended December 31, 2008
IA	22.42	0.12	–	(11.56)	(11.44)	(0.12)	(0.69)	–	(0.81)	(12.25)	10.17
IB	22.27	0.08	–	(11.47)	(11.39)	(0.07)	(0.69)	–	(0.76)	(12.15)	10.12

For the Year Ended December 31, 2007
IA	20.09	0.03	–	4.84	4.87	(0.01)	(2.53)	–	(2.54)	2.33	22.42
IB	20.02	(0.02)	–	4.81	4.79	(0.01)	(2.53)	–	(2.54)	2.25	22.27

For the Year Ended December 31, 2006
IA	18.74	0.10	0.05	2.48	2.63	(0.16)	(1.12)	–	(1.28)	1.35	20.09
IB	18.66	0.05	0.05	2.47	2.57	(0.09)	(1.12)	–	(1.21)	1.36	20.02

For the Year Ended December 31, 2005
IA	18.41	0.14	–	0.33	0.47	(0.14)	–	–	(0.14)	0.33	18.74
IB	18.32	0.07	–	0.35	0.42	(0.08)	–	–	(0.08)	0.34	18.66

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

22

- Ratios and Supplemental Data -

			Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio Turnover
Total Return(B)		Net Assets at End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Rate(D)

(12.15	)%(E)	$398,963	0.81	%(F)	0.81	%(F)	0.43	%(F)	31%
(12.26	)(E)	99,523	1.06	(F)	1.06	(F)	0.18	(F)	–

35.64	(G)	488,720	0.81		0.81		0.67		70
35.31	(G)	126,320	1.06		1.06		0.42		–

(52.46)		419,183	0.75		0.75		0.67		76
(52.58)		112,226	1.00		1.00		0.42		–

25.05		1,028,843	0.73		0.73		0.13		75
24.74		299,788	0.98		0.98		(0.11)		–

14.14	(G)	942,258	0.76		0.76		0.48		116
13.86	(G)	280,283	1.01		1.01		0.23		–

2.59		935,539	0.77		0.77		0.74		262
2.33		280,050	1.02		1.02		0.48		–

23

Hartford Global Growth HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

24

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
1 Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
2 Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

25

Hartford Global Growth HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford Global Growth HLS Fund
Shareholder Meeting Results (Unaudited)

The following proposals were addressed and approved at a Special Meeting of Shareholders held on February 12, 2010.

Proposal to approve amendments to the Investment Management Agreement between the Fund and HL Investment Advisors, the purpose of which were to combine the administrative services for the Fund with the management services for the Fund under a single agreement.

Fund	For	Against	Abstain
Hartford Global Growth HLS Fund	38,457,876.826	1,116,595.036	1,018,136.567

Proposal to elect Lemma Senbet and John Walters, each currently a Director, as Directors of Hartford Series Fund Inc.

Lemma W. Senbet

Funds	For	Withheld
Hartford Series Fund, Inc.	5,079,578,022.902	241,839,974.106

John C. Walters

Funds	For	Withheld
Hartford Series Fund, Inc.	5,081,138,302.186	240,279,694.822

27

Hartford Global Growth HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$878.48	$3.77	$1,000.00	$1,020.78	$4.06	0.81%	181	365
Class IB	$1,000.00	$877.39	$4.93	$1,000.00	$1,019.54	$5.31	1.06%	181	365

28

Hartford Global Growth HLS Fund
Approval of Investment Management Agreements (Unaudited)

The Board approved the annual continuation of the Investment Management Agreement (the “Agreement”) between Hartford Series Fund, Inc. (“HSF”) and HL Investment Advisors, LLC (“HL Advisors”) with respect to the Fund at its meeting on August 4-5, 2009. The Board’s considerations in approving the renewal of the Agreement are disclosed in the December 31, 2009 Annual Report for HSF.

At the November 4-5, 2009 meeting, the Board considered and approved amendments to the Agreement to include administrative services, which had been provided pursuant to a separate agreement, and investment management services under one agreement. The Board, including all of the Independent Directors, approved the amendments to the Agreement with respect to the Fund.

In approving the amendments, in addition to the information presented at the August meeting in connection with the annual review of the Agreement and the additional information provided throughout the year, the Board also considered the fact that the amendments did not result in an overall increase in fees to shareholders. The Board took note of the fact that the management of HL Advisors believes that the proposal to combine the administrative services with the investment management services under a single agreement will produce streamlined fee disclosure, resulting in greater transparency and clarity in the Fund’s prospectuses and financial reports. The Board further noted management's belief that the change would result in consistency across all of the Hartford Funds in the complex in that the funds of HSF are the only funds in the complex (other than the R share classes of the Hartford retail funds) that are subject to a separate administrative services fee. Finally, the Board noted management's view that the proposed changes to the Agreement should also serve to simplify the Board's annual consideration of the investment management arrangements for the Fund in that the investment management and administrative fees would be presented as a single fee for fee comparison purposes, which should facilitate the Board's analysis.

The shareholders of the Fund approved the amendments at a Special Meeting of Shareholders held on February 12, 2010. The amendments were effective as of March 1, 2010.

29

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

“The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. The prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-GG10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford Global Health HLS Fund

Hartford Global Health HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford Global Health HLS Fund inception 05/01/2000
(subadvised by Wellington Management Company, LLP)

Investment objective – Seeks long-term capital appreciation.

Performance Overview(1) 6/30/00 - 6/30/10
Growth of $10,000 investment

S&P 500 Index is a market capitalization-weighted price index composed of 500  widely held common stocks.

S&P North American Health Care Sector Index is a modified  capitalization-weighted index based on United States headquartered health care  companies. Stocks in the index are weighted such that each stock is no more than  7.5% of the market capitalization as of the most recent reconstitution date. The  companies included in the index must be common stocks and be traded on the  American Stock Exchange, Nasdaq or the New York Stock Exchange and meet  certain established market capitalization levels.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	5	10
	Month†	Year	Year	Year
Global Health IA	-6.27%	13.44%	2.84%	5.98%
Global Health IB	-6.38%	13.16%	2.59%	5.73%
S&P 500 Index	-6.64%	14.43%	-0.80%	-1.59%
S&P North American Health Care Sector Index	-6.82%	11.38%	1.04%	1.33%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

Portfolio Managers
Jean M. Hynes, CFA	Ann C. Gallo	Kirk J. Mayer, CFA	Robert L. Deresiewicz
Senior Vice President, Partner	Senior Vice President, Partner	Senior Vice President	Senior Vice President

How did the Fund perform?

The Class IA shares of the Hartford Global Health HLS Fund returned -6.27% for the six-month period ended June 30, 2010, outperforming its benchmark, the S&P North American Health Care Sector Index, which returned -6.82% for the same period. The Fund underperformed the -6.07% return of the average fund in the Lipper Health and Biotechnology VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global equities tumbled in the second quarter of 2010 amid rising risk aversion and concerns that the global economy could slip back into a recession. At the forefront of investors’ minds were sovereign debt and solvency troubles in the Euro zone, slowing economic growth in China and the U.S., and uncertainty in the sustainability of corporate earnings growth.

Health Care stocks (-7%) performed in-line with the broader U.S. market (-7%), but outperformed the world market (-10%), as measured by the S&P North American Health Care Sector Index, S&P 500 Index, and MSCI World Index, respectively. Within the S&P North American Health Care Sector Index, all four sub-sectors posted negative returns. Medical Technology (-10%) and Major Pharmaceuticals (-8%) declined the most while Specialty Pharmaceuticals/Biotechnology (-5%) and Health Services (-4%) fell the least.

2

During the period, stock selection, particularly in Medical Technology and Health Services, was additive to relative results. Sector allocation was also positive; our overweight (i.e. the Fund’s sector position was greater than the benchmark position) position in Specialty Pharmaceuticals/Biotechnology improved relative (i.e. performance of the Fund as measured against the benchmark) performance.

Holdings of Incyte, Volcano, and OSI Pharmaceuticals were among the top contributors to benchmark-relative performance during the period. U.S.-based drug discovery and development company Incyte’s shares gained on improving financial results and significant collaboration and license agreements with Novartis for two hematology-oncology programs. Volcano’s shares increased during the period as the company continued to beat consensus earnings expectations due to strong capital equipment sales in the U.S. and E.U., as well as strong Japanese revenues as it shifted to a direct sales approach. Shares of biotechnology company OSI Pharmaceuticals surged in March 2010 when Japan-based Astellas Pharmaceuticals offered to acquire the company for $52 per share. The two companies eventually agreed to a sale price of $57.50 per share.

Bristol-Myers Squibb, Covidien, and Express Scripts were the largest detractors from benchmark-relative performance. Bristol-Myers Squibb’s shares ended the period up slightly as the index fell. Consequently, not holding this benchmark stock hurt the Fund’s relative performance. U.S.-based medical products company Covidien reported disappointing second quarter revenues and lowered its overall revenue guidance due to a stronger U.S. dollar and some weakness in its pharmaceutical and supplies segments. Express Scripts, a provider of pharmacy benefit management services, reported better-than-expected fourth quarter earnings and raised guidance for 2010, driving its stock price higher. Not owning this benchmark component stock detracted from performance. Top detractors from absolute performance included biotechnology company Elan and Baxter International.

What is the outlook?

Given our bottom-up (i.e. stock by stock fundamental research), longer-term approach to investing and the fact that the implementation of health care reform will be gradual, starting primarily in 2014, we believe that the health care reform bill signed earlier this year does not materially impact our long-term outlook for health care stocks.

Within healthcare services, we continue to believe the HMOs offer the greatest upside. In addition to benefiting from clarity on reform, we believe the commercial underwriting cycle is approaching a bottom, setting 2011 up to be a strong year fundamentally. We also favor drug distribution stocks that are poised to benefit from a resurgence in pharmaceutical spending and the pending wave of generic conversions, which begins in 2011. Although the late-stage contract research organizations (CROs) have outperformed year to date, we remain positive on the sector due to accelerating growth prospects.

The pharmaceutical and large cap biotechnology sectors have remained relatively weak in 2010, in great part due to investor concerns about adverse consequences of U.S. healthcare reform on the one hand, and about drug pricing pressures from fiscally-stressed European governments on the other. We view the impact of both these issues as quite manageable. The industry’s financial contribution to the U.S. healthcare reform package begins in 2010, prior to the benefits of offsetting revenue from enrollees newly insured under the legislation. In Europe, while pricing pressures are ever-present, they are likely to be broader and more substantial than usual this year. This is likely to cause a one-time step-down in European pricing. We expect that with time, however, the negative impact of reform and of European financial stress will mitigate.

Given their extended period of underperformance and their low valuations, stocks of the major pharmaceutical companies appear attractive to us, as new product pipelines, cost cutting measures, strong growth in the emerging markets, and an improving Food and Drug Administration posture provide upside potential beyond the 2011-2012 period of patent expiries. Significant Phase 3 data flow in late 2010 and 2011 will clarify the magnitude of certain new product opportunities. Japanese pharmaceutical companies remain attractive given their strong balance sheets and the value of their interesting pipelines relative to their modest market capitalizations. Likewise, we believe several of the large biotechnology companies now have valuations that are quite attractive. Among the many smaller biotechnology companies are pockets of substantial opportunity based on the promise of innovative programs and drugs to address medical needs currently poorly served.

Within the Medical Technologies sub-sector, most stocks have become attractively valued so we continue to look for companies with underappreciated franchises or promising Research & Development projects. It remains our view that cardiovascular treatments represents one of the strongest prospects for growth, with a large, under-penetrated market particularly for atrial fibrillation procedures. Europe remains somewhat of a wild card as government spending is pressured due to the economic issues and austerity measures, resulting in less funding for health care.

Diversification by Industry
as of June 30, 2010
Percentage of
Industry	Net Assets
Biotechnology	21.7%
Drug Retail	2.4
Health Care Distributors	9.3
Health Care Equipment	23.8
Health Care Services	0.9
Health Care Technology	0.3
Life Sciences Tools & Services	2.3
Managed Health Care	7.9
Pharmaceuticals	31.2
Short-Term Investments	0.0
Other Assets and Liabilities	0.2
Total	100.0%

Diversification by Country
as of June 30, 2010
Percentage of
Country	Net Assets
Belgium	1.0%
China	0.8
Denmark	0.3
France	0.3
Hong Kong	0.1
Ireland	1.7
Israel	2.7
Italy	1.2
Japan	6.2
Switzerland	0.8
United Kingdom	1.0
United States	83.7
Short-Term Investments	0.0
Other Assets and Liabilities	0.2
Total	100.0%

3

Hartford Global Health HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.8%
	Biotechnology - 21.7%
121	3SBio, Inc. ADR ●	$1,412
51	Affymax, Inc. ●	304
32	AMAG Pharmaceuticals, Inc. ●	1,105
86	Amgen, Inc. ●	4,508
185	Amylin Pharmaceuticals, Inc. ●	3,482
356	Celera Corp. ●	2,333
97	Celgene Corp. ●	4,909
76	Celldex Therapeutics, Inc. ●	345
34	Cephalon, Inc. ●	1,901
375	Cytokinetics, Inc. ●	889
2	Genzyme Corp. ●	122
98	Gilead Sciences, Inc. ●	3,359
60	Immunogen, Inc. ●	552
582	Incyte Corp. ●	6,445
31	Ironwood Pharmaceuticals, Inc. ●	367
431	Ligand Pharmaceuticals Class B ●	629
87	Regeneron Pharmaceuticals, Inc. ●	1,942
33	Rigel Pharmaceuticals, Inc. ●	241
173	Seattle Genetics, Inc. ●	2,074
231	Siga Technologies, Inc. ●	1,780
58	Vertex Pharmaceuticals, Inc. ●	1,895
		40,594
	Drug Retail - 2.4%
153	CVS/Caremark Corp.	4,482

	Health Care Distributors - 9.3%
132	Amerisource Bergen Corp.	4,185
149	Cardinal Health, Inc.	5,018
122	McKesson Corp.	8,220
		17,423
	Health Care Equipment - 23.8%
126	Abiomed, Inc. ●	1,220
52	Bard (C.R.), Inc.	4,017
91	Baxter International, Inc.	3,708
46	Beckman Coulter, Inc.	2,767
174	China Medical Technologies, Inc. ADR	1,827
155	Covidien plc	6,228
62	DiaSorin S.p.A.	2,274
57	Hospira, Inc. ●	3,279
23	Masimo Corp.	543
218	Medtronic, Inc.	7,910
128	St. Jude Medical, Inc. ●	4,630
270	Trauson Holdings Co., Ltd. ●	125
227	Volcano Corp. ●	4,958
62	Wright Medical Group, Inc. ●	1,036
		44,522
	Health Care Services - 0.9%
31	Accretive Health, Inc. ●	410
56	Rehabcare Group, Inc. ●	1,218
		1,628
	Health Care Technology - 0.3%
27	Eclipsys Corp. ●	480

	Life Sciences Tools & Services - 2.3%
62	PAREXEL International Corp. ●	1,336
61	Thermo Fisher Scientific, Inc. ●	2,982
		4,318
	Managed Health Care - 7.9%
100	Aetna, Inc.	2,625
120	CIGNA Corp.	3,724
265	UnitedHealth Group, Inc.	7,518
18	Wellpoint, Inc. ●	876
		14,743
	Pharmaceuticals - 31.2%
10	Alk-Abello A/S	577
46	Ardea Biosciences, Inc. ●	938
39	AstraZeneca plc ADR	1,829
192	Daiichi Sankyo Co., Ltd.	3,436
98	Eisai Co., Ltd.	3,235
704	Elan Corp. plc ADR ●	3,168
38	Eli Lilly & Co.	1,276
211	Forest Laboratories, Inc. ●	5,777
16	Ipsen	499
97	King Pharmaceuticals, Inc. ●	735
200	Medicines Co. ●	1,521
249	Merck & Co., Inc.	8,701
615	Pfizer, Inc.	8,774
10	Roche Holding AG	1,434
247	Shionogi & Co., Ltd.	5,112
36	Simcere Pharmaceutical Group ●	296
96	Teva Pharmaceutical Industries Ltd. ADR	5,011
59	UCB S.A.	1,852
59	Warner Chilcott plc ●	1,350
60	Watson Pharmaceuticals, Inc. ●	2,414
48	Xenoport, Inc. ●	474
		58,409
	Total common stocks
	(cost $194,808)	$186,599

WARRANTS - 0.0%
	Biotechnology - 0.0%
48	Cytokinetics, Inc. ⌂	$–

	Total warrants
	(cost $–)	$–

	Total long-term investments
	(cost $194,808)	$186,599

SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
	Bank of America TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $5, collateralized by FHLMC
	5.50%, 2039, FNMA 4.50% - 5.50%, 2038 -
	2040, GNMA 5.00%, 2040, value of $5)
$5	0.05%, 6/30/2010	$5
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $1,
	collateralized by FNMA 4.50% - 6.50%,
	2024 - 2040, GNMA 5.00% - 6.50%, 2038 -
	2040, value of $1)
1	0.04%, 6/30/2010	1

The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.0% - (continued)
	Repurchase Agreements - 0.0% - (continued)
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $3,
	collateralized by GNMA 3.13% - 7.00%,
	2023 - 2052, value of $4)
$3	0.05%, 6/30/2010		$3
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $1, collateralized by FHLMC
	2.38% - 5.83%, 2033 - 2038, value of $1)
1	0.06%, 6/30/2010		1
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $3,
	collateralized by FHLMC 5.00% - 5.50%,
	2038 - 2039, FNMA 5.00%, 2039, value of
	$4)
3	0.03%, 6/30/2010		3
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 07/01/2010 in the amount of
	$0, collateralized by U.S. Treasury Bill
	0.88%, 2011, value of $0)
–	0.02%, 6/30/2010		–
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $1, collateralized by FNMA
	5.00% - 6.00%, 2033 - 2036, value of $1)
1	0.09%, 6/30/2010		1
			14
	Total short-term investments
	(cost $14)		$14

	Total investments
	(cost $194,822) ▲	99.8%	$186,613
	Other assets and liabilities	0.2%	294
	Total net assets	100.0%	$186,907

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.1% of total net assets at June 30, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $198,371 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$23,084
Unrealized Depreciation	(34,842)
Net Unrealized Depreciation	$(11,758)

●	Currently non-income producing.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
05/2009	48	Cytokinetics, Inc. Warrants	$–

The aggregate value of these securities at June 30, 2010 was $– which  represents –% of total net assets.

Forward Foreign Currency Contracts Outstanding at June 30, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Japanese Yen (Sell)	$6,558	$6,445	02/04/11	$(113)
				$(113)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

5

Hartford Global Health HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$186,599	$168,180	$18,419	$–
Warrants	–	–	–	–
Short-Term Investments	14	–	14	–
Total	$186,613	$168,180	$18,433	$–
Liabilities:
Forward Foreign Currency Contracts *	113	–	113	–
Total	$113	$–	$113	$–

♦	For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

6

Hartford Global Health HLS Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $194,822)	$186,613
Cash	—
Receivables:
Investment securities sold	460
Fund shares sold	37
Dividends and interest	188
Other assets	—
Total assets	187,298
Liabilities:
Unrealized depreciation on forward foreign currency contracts	113
Payables:
Fund shares redeemed	201
Investment management fees	36
Distribution fees	3
Accrued expenses	38
Total liabilities	391
Net assets	$186,907
Summary of Net Assets:
Capital stock and paid-in-capital	$223,658
Accumulated undistributed net investment income	337
Accumulated net realized loss on investments and foreign currency transactions	(28,766)
Unrealized depreciation of investments and the translations of assets and liabilities denominated in foreign currency	(8,322)
Net assets	$186,907
Shares authorized	800,000
Par value	$0.001
Class IA: Net asset value per share	$12.18
Shares outstanding	10,923
Net assets	$133,026
Class IB: Net asset value per share	$11.93
Shares outstanding	4,516
Net assets	$53,881

The accompanying notes are an integral part of these financial statements.

7

Hartford Global Health HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$1,392
Interest	1
Less: Foreign tax withheld	(43)
Total investment income, net	1,350

Expenses:
Investment management fees	830
Administrative service fees	71
Transfer agent fees	2
Distribution fees - Class IB	77
Custodian fees	5
Accounting services fees	11
Board of Directors' fees	4
Audit fees	5
Other expenses	37
Total expenses	1,042
Commission recapture	—
Total	—
Total expenses, net	1,042
Net investment income	308

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	6,747
Net realized loss on forward foreign currency contracts	(5)
Net realized gain on other foreign currency transactions	3
Net Realized Gain on Investments and Foreign Currency Transactions	6,745

Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(19,100)
Net unrealized depreciation of forward foreign currency contracts	(117)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	3
Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions	(19,214)
Net Loss on Investments and Foreign Currency Transactions	(12,469)
Net Decrease in Net Assets Resulting from Operations	$(12,161)

The accompanying notes are an integral part of these financial statements.

8

Hartford Global Health HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income	$308	$907
Net realized gain (loss) on investments and foreign currency transactions	6,745	(30,241)
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	(19,214)	67,417
Payment from affiliate	—	23
Net increase (decrease) in net assets resulting from operations	(12,161)	38,106
Distributions to Shareholders:
From net investment income
Class IA	—	(787)
Class IB	—	(184)
From net realized gain on investments
Class IA	—	(193)
Class IB	—	(82)
Total distributions	—	(1,246)
Capital Share Transactions:
Class IA
Sold	9,986	15,566
Issued on reinvestment of distributions	—	980
Redeemed	(22,558)	(66,790)
Total capital share transactions	(12,572)	(50,244)
Class IB
Sold	5,036	6,785
Issued on reinvestment of distributions	—	266
Redeemed	(10,677)	(17,553)
Total capital share transactions	(5,641)	(10,502)
Net decrease from capital share transactions	(18,213)	(60,746)
Net decrease in net assets	(30,374)	(23,886)
Net Assets:
Beginning of period	217,281	241,167
End of period	$186,907	$217,281
Accumulated undistributed (distribution in excess of) net investment income	$337	$29
Shares:
Class IA
Sold	744	1,431
Issued on reinvestment of distributions	—	78
Redeemed	(1,690)	(6,446)
Total share activity	(946)	(4,937)
Class IB
Sold	383	633
Issued on reinvestment of distributions	—	22
Redeemed	(815)	(1,644)
Total share activity	(432)	(989)

The accompanying notes are an integral part of these financial statements.

9

Hartford Global Health HLS Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Global Health HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-nine portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a non-diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no

10

assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Foreign-denominated assets, including investment securities, and liabilities are translated from the local currency into U.S. dollars using exchange rates obtained from an independent third party as of the Fund’s Valuation Time.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Forward foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Forward foreign currency contracts are valued using foreign currency exchange rates and forward rates on the Valuation Date from an independent pricing service.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

11

Hartford Global Health HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Foreign Currency – Based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – Valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

12

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

During the six-month period ended June 30, 2010, the Fund held no Level 3 securities, therefore no reconciliation of Level 3 securities is presented.

Refer to the Investment Valuation Hierarchy Level Summary found following the Schedule of Investments.

c)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

d)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Wellington Management Company, LLP (“Wellington Management”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

e)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

f)
Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Forward foreign currency contracts may be used to hedge against adverse fluctuations in exchange rates between currencies.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding forward foreign currency contracts as shown on the Schedule of Investments as of June 30, 2010.

13

Hartford Global Health HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

h)
Illiquid and Restricted Securities – The Fund is permitted to invest up to 15% of its net assets in illiquid securities. “Illiquid Securities” are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid securities or other investments when its sub-adviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the unavailability of reliable market quotations for such securities or investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid or restricted securities as of June 30, 2010.

i)
Securities Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for securities that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. During this period, such securities are subject to market fluctuations, and the Fund identifies securities segregated in its records with value at least equal to the amount of the commitment. As of June 30, 2010, the Fund had no outstanding when-issued or delayed delivery securities.

j)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

14

k)	Additional Derivative Instrument(s) Information

Derivative Instrument(s) as of June 30, 2010.

	Statement of Assets and Liabilities Location
Risk Exposure Category	Asset Derivatives	Liability Derivatives
Foreign exchange contracts		Unrealized depreciation on forward	113
		foreign currency contracts

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2010.

Realized Gain/Loss and Change in Unrealized Appreciation (Depreciation) on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$—	$(5)	$—	$(5)
Total	$—	$—	$—	$(5)	$—	$(5)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	—	—	—	(117)	—	$(117)
Total	$—	$—	$—	$(117)	$—	$(117)

l)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend

15

Hartford Global Health HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$971	$3,278
Long-Term Capital Gains*	275	13,861

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC code Sec. 852(b)(3)(C).

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$34
Accumulated Capital and Other Losses*	(31,962)
Unrealized Appreciation†	7,338
Total Accumulated Deficit	$(24,590)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.

†
The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and  partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$(6)
Accumulated Net Realized Gain (Loss) on Investments	6
e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2017	$28,383
Total	$28,383

As of December 31, 2009, the Fund elected to defer the following post October losses.
Amount
Long-Term Capital Gain	$3,579

16

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

4.	Expenses:

a)
Investment Management Agreements – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Wellington Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

b)
Administrative Services Agreement – For the two-month period January 1, 2010 through February 28, 2010, under the Administrative Services Agreement between HLIC and the Company, on behalf of the Fund, HLIC provided administrative services to the Fund and received monthly compensation at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund assumed and paid certain other expenses (including, but not limited to, accounting, custodian, state taxes and Directors’ fees). Effective March 1, 2010, the Investment Management Agreement was amended to include the administrative services for the Fund and the separate administrative services agreement was terminated.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services and to HLIC for administrative services rendered from January 1, 2010 through February 28, 2010, and the rates of compensation paid to the HL Advisors for the combined services from March 1, 2010 through June 30, 2010; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.8500%
On next $250 million	0.8000%
On next $4.5 billion	0.7500%
On next $5 billion	0.7475%
Over $10 billion	0.7450%

c)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

17

Hartford Global Health HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

e)
Fees Paid Indirectly – The Company, on behalf of the Fund has entered into agreements with State Street Global Advisers, LLC and Russell Implementation Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, these amounts are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.91%	0.90%	0.88%	0.87%	0.87%	0.86%
Class IB	1.16	1.15	1.13	1.12	1.12	1.11

f)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

g)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Investor Services Company, LLC ("HISC"), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. The amount HISC was compensated for providing such services can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

h)
Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provides that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009, as follows:

Amount
Reimbursement	$23

On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of  The Hartford’s variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford settled this matter without admitting or denying the findings of the SEC.

18

The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and it is offered directly to certain qualified retirement plans (collectively “Products”). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, Inc. (“Hartford Life”) (the issuers of such variable annuity products), the Fund’s ability to restrict transfers by certain owners of older variable annuity products was limited. During 2006, these annuity owners surrendered the older variable annuity contracts that were the subject of prior litigation. In February 2005, Hartford Life agreed with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contracts owners.

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.01%	0.01%
Total Return Excluding Payments from Affiliate	22.70	22.39

	For the Year Ended December 31, 2006
	Class IA	Class IB
Impact from Payment from Affiliate for SEC Settlement	0.03%	0.03%
Total Return Excluding Payments from Affiliate	10.16	10.88

5.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$34,843
Sales Proceeds Excluding U.S. Government Obligations	52,165

6.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

7.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

19

Hartford Global Health HLS Fund
Financial Highlights
- Selected Per-Share Date (A) -

	Net Asset			Net Realized						Net Increase
	Value at		Payments	and Unrealized	Total from	Dividends from	Distributions			(Decrease) in	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	Net Asset	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Value	of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$12.99	$0.03	$–	$(0.84)	$(0.81)	$–	$–	$–	$–	$(0.81)	$12.18
IB	12.74	0.01	–	(0.82)	(0.81)	–	–	–	–	(0.81)	11.93

For the Year Ended December 31, 2009
IA	10.66	0.07	–	2.35	2.42	(0.07)	(0.02)	–	(0.09)	2.33	12.99
IB	10.46	0.03	–	2.31	2.34	(0.04)	(0.02)	–	(0.06)	2.28	12.74

For the Year Ended December 31, 2008
IA	15.39	0.06	–	(3.99)	(3.93)	(0.06)	(0.74)	–	(0.80)	(4.73)	10.66
IB	15.11	0.02	–	(3.91)	(3.89)	(0.02)	(0.74)	–	(0.76)	(4.65)	10.46

For the Year Ended December 31, 2007
IA	16.84	0.03	–	0.99	1.02	(0.02)	(2.45)	–	(2.47)	(1.45)	15.39
IB	16.59	(0.02)	–	0.99	0.97	–	(2.45)	–	(2.45)	(1.48)	15.11

For the Year Ended December 31, 2006
IA	17.66	0.02	–	1.75	1.77	(0.01)	(2.58)	–	(2.59)	(0.82)	16.84
IB	17.47	(0.02)	–	1.72	1.70	–	(2.58)	–	(2.58)	(0.88)	16.59

For the Year Ended December 31, 2005
IA	16.92	0.01	–	1.94	1.95	(0.01)	(1.20)	–	(1.21)	0.74	17.66
IB	16.78	(0.01)	–	1.90	1.89	–	(1.20)	–	(1.20)	0.69	17.47

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

20

- Ratios and Supplemental Data -

			Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income		Portfolio Turnover
Total Return(B)		Net Assets at End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		to Average Net Assets		Rate(D)

(6.27	)%(E)	$133,026	0.91	%(F)	0.91	%(F)	0.36	%(F)	17%
(6.38	)(E)	53,881	1.16	(F)	1.16	(F)	0.11	(F)	–

22.72	(G)	154,216	0.91		0.91		0.51		73
22.41	(G)	63,065	1.16		1.16		0.26		–

(25.56)		179,087	0.88		0.88		0.42		57
(25.75)		62,080	1.13		1.13		0.17		–

6.12		289,561	0.87		0.87		0.16		39
5.86		105,898	1.12		1.12		(0.09)		–

11.19	(G)	319,896	0.88		0.88		0.11		34
10.91	(G)	119,000	1.13		1.13		(0.13)		–

12.43		309,235	0.87		0.87		0.12		46
12.15		123,593	1.12		1.12		(0.13)		–

21

Hartford Global Health HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

22

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
1 Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
2 Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

23

Hartford Global Health HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

Hartford Global Health HLS Fund
Shareholder Meeting Results (Unaudited)

The following proposal was addressed and approved at a Special Meeting of Shareholders held on February 12, 2010.

Proposal to approve amendments to the Investment Management Agreement between the Fund and HL Investment Advisors, the purpose of which were to combine the administrative services for the Fund with the management services for the Fund under a single agreement.

Fund	For	Against	Abstain
Hartford Global Health HLS Fund	12,598,730.054	333,711.364	376,516.536

Proposal to elect Lemma Senbet and John Walters, each currently a Director, as Directors of Hartford Series Fund Inc.

Lemma W. Senbet

Funds	For	Withheld
Hartford Series Fund, Inc.	5,079,578,022.902	241,839,974.106

John C. Walters

Funds	For	Withheld
Hartford Series Fund, Inc.	5,081,138,302.186	240,279,694.822

25

Hartford Global Health HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$937.34	$4.37	$1,000.00	$1,020.28	$4.56	0.91%	181	365
Class IB	$1,000.00	$936.18	$5.57	$1,000.00	$1,019.04	$5.81	1.16%	181	365

26

Hartford Global Health HLS Fund
Approval of Investment Management Agreement (Unaudited)

The Board approved the annual continuation of the Investment Management Agreement (the “Agreement”) between Hartford Series Fund, Inc. (“HSF”) and HL Investment Advisors, LLC (“HL Advisors”) with respect to the Fund at its meeting on August 4-5, 2009. The Board’s considerations in approving the renewal of the Agreement are disclosed in the December 31, 2009 Annual Report for HSF.

At the November 4-5, 2009 meeting, the Board considered and approved amendments to the Agreement to include administrative services, which had been provided pursuant to a separate agreement, and investment management services under one agreement. The Board, including all of the Independent Directors, approved the amendments to the Agreement with respect to the Fund.

In approving the amendments, in addition to the information presented at the August meeting in connection with the annual review of the Agreement and the additional information provided throughout the year, the Board also considered the fact that the amendments did not result in an overall increase in fees to shareholders. The Board took note of the fact that the management of HL Advisors believes that the proposal to combine the administrative services with the investment management services under a single agreement will produce streamlined fee disclosure, resulting in greater transparency and clarity in the Fund’s prospectuses and financial reports. The Board further noted management's belief that the change would result in consistency across all of the Hartford Funds in the complex in that the funds of HSF are the only funds in the complex (other than the R share classes of the Hartford retail funds) that are subject to a separate administrative services fee. Finally, the Board noted management's view that the proposed changes to the Agreement should also serve to simplify the Board's annual consideration of the investment management arrangements for the Fund in that the investment management and administrative fees would be presented as a single fee for fee comparison purposes, which should facilitate the Board's analysis.

The shareholders of the Fund approved the amendments at a Special Meeting of Shareholders held on February 12, 2010. The amendments were effective as of March 1, 2010.

27

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

“The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. The prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-GH10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford Global Research HLS Fund

Hartford Global Research HLS Fund
(formerly Hartford Global Equity HLS Fund)

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford Global Research HLS Fund inception 01/31/2008
(formerly Hartford Global Equity HLS Fund)
(subadvised by Wellington Management Company, LLP)

Investment objective – Seeks long-term capital appreciation.

Performance Overview(1) 1/31/08 - 6/30/10
Growth of $10,000 investment

MSCI All Country World Index is a free float-adjusted market  capitalization-weighted index that measures equity market performance in the  global developed and emerging markets, consisting of 48 developed and emerging  market country indices.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data  represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	Since
	Month†	Year	Inception
Global Research IA	-9.32%	14.25%	-8.80%
Global Research IB	-9.43%	13.97%	-9.02%
MSCI All Country World Index	-9.11%	12.30%	-9.81%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

Portfolio Managers
Mark D. Mandel, CFA	Cheryl M. Duckworth, CFA
Senior Vice President	Senior Vice President

How did the Fund perform?

The Class IA shares of the Hartford Global Research HLS Fund returned -9.32% for the six-month period ended June 30, 2010, performing roughly in-line with its benchmark, the MSCI All Country World Index, which returned -9.11% for the same period. The Fund also performed in-line with the -9.38% return of the average fund in the Lipper Global Core Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global equities had a tumultuous start to 2010. Through late April, U.S. equities rose as investor confidence grew amid better-than-expected corporate earnings, accommodative monetary policy, and improving economic conditions. From late April 2010 until the end of the period, risk aversion rose and equities fell on concerns that the global economy could slip back into a recession. Investors worried about how burgeoning fiscal deficits across much of Europe, tightening credit conditions in China, and a disinflationary environment would affect the economic recovery and corporate earnings growth. In this environment, all ten sectors within the MSCI All Country World Index declined during the period. Energy (-16%), Materials (-13%), and Utilities (-11%) fell the most while returns in Consumer Staples (-3%), Industrials (-4%), and Consumer Discretionary (-4%) held up best on a relative basis.

Stock selection was weakest relative to the benchmark in Energy, Consumer Discretionary, and Telecommunication Services, offsetting positive stock selection in Financials, Materials, and Industrials. Sector allocation did not have a large impact on returns. A modest allocation to cash in a declining market contributed slightly to relative performance.

The largest detractors from relative returns were Mosaic (Materials), British Petroleum (BP) (Energy), and Peugeot (Consumer Discretionary). Shares of Mosaic, a North American producer of potash and phosphate fertilizers, fell as softening global crop prices and macroeconomic concerns weighed on the stock. Shares of BP fell in the aftermath of the catastrophic oil spill at its Deepwater Horizon oil rig in the Gulf of Mexico. Shares of Peugeot, a France-based manufacturer of passenger cars and light commercial vehicles, fell as the company issued cautious guidance driven by expected weak European auto sales following the end of government subsidies. Microsoft (Information Technology) was also among the top detractors from absolute performance.

2

Top contributors to relative (i.e. performance of the Fund as measured against the benchmark) performance during the period included Apple (Information Technology), Huabao International (Materials), and Bangkok Bank (Financials). Shares of consumer electronics company Apple rose after the company reported better-than-expected fiscal second quarter earnings driven by high iPhone sales. The company also benefited from the successful roll out of the iPad. Shares of Huabao International, a Hong Kong-based producer of flavors and fragrances, rose as the company posted strong earnings due to the company’s ability to grow market share in the Chinese market. Despite recent political turmoil in Thailand, Bangkok Bank’s shares benefited as the Thailand-based bank reported strong earnings partly due to continuing economic recovery. Dr Pepper Snapple Group (Consumer Discretionary) was a top contributor to absolute performance.

What is the outlook?

Global equity markets have come under pressure as credit fears have resurfaced, especially in Europe. We believe that there are also early indications of a potential global growth slowdown. With inflation generally absent, we expect no rate hikes from any of the major central banks in the near future. The emerging countries continue to have superior macroeconomic fundamentals and are expected to provide some offset in an otherwise slowing global growth environment.

In this environment, the Fund ended the period most overweight (i.e. the Fund’s sector position was greater than the benchmark position) the Health Care, Information Technology, and Consumer Discretionary sectors and most underweight (i.e. the Fund’s sector position was less than the benchmark position) the Industrials, Financials, and Consumer Staples sectors. The Fund’s largest absolute weightings were in the Financials, Information Technology, and Health Care sectors.

Diversification by Industry
as of June 30, 2010

Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	2.3%
Banks (Financials)	11.3
Capital Goods (Industrials)	5.6
Consumer Durables & Apparel (Consumer Discretionary)	1.1
Consumer Services (Consumer Discretionary)	1.0
Diversified Financials (Financials)	4.2
Energy (Energy)	10.6
Food & Staples Retailing (Consumer Staples)	0.9
Food, Beverage & Tobacco (Consumer Staples)	7.6
Health Care Equipment & Services (Health Care)	2.9
Household & Personal Products (Consumer Staples)	0.3
Insurance (Financials)	3.2
Materials (Materials)	8.5
Media (Consumer Discretionary)	1.6
Other Investment Pools and Funds (Financials)	0.2
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	7.8
Real Estate (Financials)	0.6
Retailing (Consumer Discretionary)	4.4
Semiconductors & Semiconductor Equipment (Information Technology)	1.6
Software & Services (Information Technology)	6.7
Technology Hardware & Equipment (Information Technology)	5.1
Telecommunication Services (Services)	4.1
Utilities (Utilities)	5.2
Short-Term Investments	1.1
Other Assets and Liabilities	–
Total	100.0%

Diversification by Country
as of June 30, 2010

Percentage of
Country	Net Assets
Australia	0.7%
Austria	0.2
Belgium	0.5
Brazil	2.7
Canada	5.9
China	1.1
Denmark	0.7
France	4.8
Germany	2.0
Hong Kong	3.4
India	2.1
Indonesia	0.1
Ireland	0.4
Israel	0.9
Italy	1.5
Japan	5.0
Jersey	0.2
Liechtenstein	0.1
Luxembourg	0.6
Malaysia	0.1
Mexico	0.3
Netherlands	0.9
Norway	0.4
Philippines	0.2
Russia	1.1
Singapore	0.6
South Africa	0.3
South Korea	0.5
Spain	0.9
Sweden	0.1
Switzerland	2.1
Taiwan	0.7
Thailand	0.7
Turkey	0.1
United Kingdom	8.5
United States	48.5
Short-Term Investments	1.1
Other Assets and Liabilities	–
Total	100.0%

3

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3%
	Australia - 0.7%
8	Aquarius Platinum Ltd.	$39
45	Karoon Gas Australia Ltd. ●	224
2	Newcrest Mining Ltd.	67
3	Rio Tinto Ltd.	138
6	Toll Holdings Ltd.	29
10	Westfield Group	97
		594
	Austria - 0.2%
6	OMV AG	194

	Belgium - 0.5%
67	Ageas ●	150
76	Hansen Transmissions ●	84
5	UCB S.A.	152
		386
	Brazil - 2.3%
6	Brasil Telecom S.A. ADR ●	113
4	Cetip S.A. - Balcao Organizado	32
–	Cetip S.A. - Balcao Organizado - Receipt Shares ●	–
30	Companhia Energetica de Minas Gerais ADR	434
10	Hypermarcas S.A. ●	127
24	Itau Unibanco Banco Multiplo S.A. ADR	425
5	Itau Unibanco Holding S.A. ADR ■	83
29	PDG Realty S.A.	242
2	Petroleo Brasileiro S.A. ADR	85
4	Tele Norte Leste Participacoes S.A. ADR	58
2	Tim Participacoes S.A. ADR	57
5	Tivit Terceirizacao De Tecno	54
19	Tractebel Energia S.A.	216
7	Vale S.A. SP ADR	158
		2,084
	Canada - 5.9%
1	Agrium, Inc.	30
15	Bank of Nova Scotia	680
8	Barrick Gold Corp.	368
4	Brookfield Asset Management, Inc.	93
4	Cameco Corp.	87
13	Canadian Natural Resources Ltd. ADR	445
2	Canadian Oil SandsTrust	47
14	Cott Corp. ●	81
4	EnCana Corp. ADR	130
1	First Quantum Minerals Ltd.	55
1	Fortress Paper, Ltd. ●	20
8	Ivanhoe Mines Ltd. ●	107
7	Magna International, Inc.	470
9	Methanex Corp.	187
9	National Bank of Canada	460
7	Research In Motion Ltd. ●	332
2	Sino Forest Corp. ■●	23
9	Sino Forest Corp. Class A ●	124
7	Suncor Energy, Inc.	203
5	Teck Cominco Ltd. Class B	134
1	Thomson Reuters Corp.	42
5	Toronto-Dominion Bank	343
6	Toronto-Dominion Bank ADR	360
29	Uranium Participation Corp. ●	156
5	Vitran Corp., Inc. ●	67
		5,044
	China - 1.1%
4	AsiaInfo Holdings, Inc. ●	79
1	Baidu, Inc. ADR ●	34
7	BYD Co., Ltd.	52
51	Jiangsu Express Co., Ltd.	46
2	Longtop Financial Technologies Ltd. ●	49
4	PetroChina Co., Ltd. ADR	386
1	Shanda Interactive Entertainment Ltd. ADR ●	34
7	Tencent Holdings Ltd.	109
11	Tingyi Holding Corp.	27
9	Zhongpin, Inc. ●	108
11	ZTE Corp.	33
		957
	Denmark - 0.7%
–	Alk-Abello A/S	20
4	Bank Nordik P/F	91
14	DSV A/S	204
2	Gronlandsbanken	108
2	H. Lundbeck A/S	21
–	Ringkjoebing Landbobank	31
3	Trygvesta A/S	165
5	Vestjysk Bank A/S	59
		699
	France - 4.8%
9	BNP Paribas	492
2	Carrefour S.A.	80
2	CFAO	41
1	Electricite de France	53
4	France Telecom S.A.	77
11	Gaz de France	308
13	Groupe Danone	722
1	Ipsen	30
18	Peugeot S.A.	464
5	Pinault-Printemps-Redoute S.A.	639
1	Publicis Groupe	37
9	Renault S.A.	333
4	Rhodia S.A.	70
2	Safran S.A.	43
3	Sanofi-Aventis S.A. ADR	84
5	Societe Generale Class A	221
6	Societe Industrielle D'Aviations Latecoere S.A. ●	46
5	Total S.A. ADR	232
1	Unibail-Rodamco SE	115
2	Vinci S.A.	86
3	Vivendi S.A.	60
		4,233
	Germany - 2.0%
6	BASF SE	349
1	Brenntag AG ●	64
8	Daimler AG	424
3	Deutsche Boerse AG	183
1	E.On AG	24
2	HeidelbergCement AG	83
1	Hochtief AG	54
5	Siemens AG	474
		1,655
	Hong Kong - 3.4%
68	AAC Acoustic Technologies	97
29	Agile Property Holdings Ltd.	30

The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Hong Kong - 3.4% - (continued)
33	Alibaba.com Ltd.	$65
126	Anta Sports Products Ltd.	227
13	ASM Pacific Technology	100
58	BOC Hong Kong Holdings Ltd.	131
67	China Green Holdings Ltd.	67
54	China Mengniu Dairy Co.	176
16	China Overseas Land & Investment Ltd.	29
27	China Resources Power Holdings Co., Ltd.	61
94	China Shanshui Cement Group	42
83	China State Construction International Holdings Ltd.	25
38	China Yurun Food Group Ltd.	119
221	Dah Sing Banking Group Ltd.	281
28	Digital China Holdings Ltd.	43
133	Guangdong Investment Ltd.	63
80	Hi Sun Technology China Ltd. ●	36
564	Huabao International Holdings Ltd.	721
140	Ontime Department Store	140
889	Oriental Watch Holdings	227
88	Skyworth Digital Holdings Ltd.	58
–	SouthGobi Resources Ltd. ●	1
64	Want Want China Holdings Ltd.	53
9	Xinao Gas Holdings Ltd.	20
259	Xtep International Holdings Ltd.	213
34	Zhongsheng Group Holdings ●	42
		3,067
	India - 2.1%
10	Bajaj Hindusthan Ltd.	24
9	Bank of Baroda	142
12	Bank of India	87
11	Corp. Bank	120
2	HDFC Bank Ltd. ADR	267
28	Indian Overseas Bank	62
36	Karnataka Bank Ltd.	136
21	Oriental Bank of Commerce	144
1	Punjab National Bank Ltd.	17
5	Reliance Industries Ltd.	119
8	Reliance Industries Ltd. GDR ■	394
2	State Bank of India	105
33	UCO Bank ●	54
14	Union Bank of India	93
		1,764
	Indonesia - 0.1%
4	P.T. Telekomunikasi Indonesia ADR	123

	Ireland - 0.4%
3	CRH plc	62
54	Elan Corp. plc ADR ●	242
–	Ryanair Holdings plc ADR ●	4
		308
	Israel - 0.9%
2	Cellcom Israel Ltd.	46
2	Check Point Software Technologies Ltd ADR ●	61
6	Partner Communications Co., Ltd. ADR	93
13	Teva Pharmaceutical Industries Ltd. ADR	685
		885
	Italy - 1.5%
27	Credito Emiliano S.p.A.	150
30	Enel S.p.A.	129
14	Eni S.p.A. ADR	515
44	Saras S.p.A.	91
16	Snam Rete Gas S.p.A.	65
368	Telecom Italia S.p.A.	336
		1,286
	Japan - 5.0%
2	ABC Mart, Inc.	82
25	AEON Co., Ltd.	260
13	Asahi Kasei Corp.	69
1	Astellas Pharma, Inc.	49
15	Daiichi Sankyo Co., Ltd.	260
1	Disco Corp.	32
8	Don Quijote Co.	207
13	Eisai Co., Ltd.	434
–	Fanuc Ltd.	45
9	J Front Retailing Co., Ltd.	44
7	Komatsu Ltd.	129
136	Mitsubishi UFJ Financial Group, Inc.	618
18	Mitsui & Co., Ltd.	209
2	Mitsui O.S.K. Lines Ltd.	13
62	Nippon Steel Corp.	206
4	Nippon Yusen	15
13	Nok Corp.	201
–	Osaka Securities Exchange Co., Ltd.	208
7	Shin-Etsu Chemical Co., Ltd.	304
15	Shionogi & Co., Ltd.	311
35	Showa Denko K.K.	62
–	SMC Corp.	37
12	Tokyo Electric Power Co., Inc.	318
23	Tokyo Gas Co., Ltd.	107
2	Toyota Motor Corp.	52
7	Yusen Air & Sea Service Co., Ltd.	102
		4,374
	Jersey - 0.2%
2	Randgold Resources Ltd. ADR	208

	Liechtenstein - 0.1%
1	Verwalt & Privat-Bank AG	86

	Luxembourg - 0.6%
4	Evraz Group S.A. §	100
6	Millicom International Cellular S.A.	464
1	SES Global S.A.	26
		590
	Malaysia - 0.1%
201	AirAsia Berhad ●	77

	Mexico - 0.3%
2	Coca Cola Femsa S.A.B-SP ADR	153
5	Grupo Modelo S.A.B.	25
		178
	Netherlands - 0.9%
3	Elsevier N.V.	37
1	European Aeronautic Defence and Space Co. N.V.	30
2	Heineken N.V.	100
19	ING Groep N.V.	141
11	ING Groep N.V. ADR	80

The accompanying notes are an integral part of these financial statements.

5

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Netherlands - 0.9% - (continued)
5	Qiagen N.V. ●	$88
8	SBM Offshore N.V.	117
1	TNT N.V.	16
8	Unilever N.V. CVA	232
1	Wolters Kluwer N.V.	20
		861
	Norway - 0.4%
27	DNB Nor ASA	264
35	Marine Harvest	23
9	Telenor ASA	118
		405
	Philippines - 0.2%
99	Metropolitan Bank and Trust	130
95	Security Bank Corp.	135
		265
	Russia - 1.1%
31	Mobile Telesystems OJSC ADR	588
19	OAO Gazprom Class S ADR	357
–	Vimpel-Communications ADR ⌂†	4
		949
	Singapore - 0.6%
38	Ezra Holdings Ltd.	49
23	Olam International Ltd.	41
74	Oversea-Chinese Banking Corp., Ltd.	467
		557
	South Africa - 0.3%
19	MTN Group Ltd.	245

	South Korea - 0.5%
4	KT Corp. ADR	77
–	LG Household & Health Care Ltd.	63
–	Samsung Electronics Co., Ltd.	178
3	SK Telecom Co., Ltd. ADR	48
		366
	Spain - 0.9%
2	Abertis Infraestructuras S.A.	35
2	Almirall S.A.	16
2	Amadeus IT Holding S.A. ●	26
7	Red Electrica Corporacion S.A.	252
6	Repsol YPF S.A.	130
7	Telefonica S.A.	135
3	Telefonica S.A. ADR	187
		781
	Sweden - 0.1%
2	Swedish Match Ab	49

	Switzerland - 2.1%
2	Bank Sarasin & Cie AG	86
1	Banque Cantonale Vaudoise	212
14	Julius Baer Group Ltd.	398
1	Kuehne & Nagel International AG	121
1	Roche Holding AG	197
2	Swiss Re (with rights)	92
–	Synthes, Inc.	24
52	UBS AG	689
		1,819
	Taiwan - 0.7%
52	Acer, Inc.	121
37	Delta Electronics, Inc.	120
5	High Technology Computer Corp.	66
35	Hon Hai Precision Industry Co., Ltd. ●	124
3	Hon Hai Precision Industry Co., Ltd. GDR ●§	25
8	MediaTek, Inc.	116
12	RichTek Technology Corp.	98
27	Synnex Technology International Corp.	58
18	WPG Holdings Co., Ltd.	33
		761
	Thailand - 0.7%
152	Bangkok Bank plc	596

	Turkey - 0.1%
25	Turkiye Garanti Bankasi A.S.	104

	United Kingdom - 8.5%
82	Aberdeen Asset Management plc	157
8	African Barrick Gold Ltd. ●	75
6	AstraZeneca plc	273
5	AstraZeneca plc ADR	219
12	BAE Systems plc	54
62	Barclays Bank plc	248
86	Barratt Developments plc	120
50	BG Group plc	740
11	BHP Billiton plc	278
6	BlueBay Asset Management plc	24
71	BP plc	342
6	BP plc ADR	184
18	British American Tobacco plc	575
5	Croda International plc	76
52	Ferrexpo plc	192
40	HSBC Holdings plc	364
5	ICAP plc	32
19	Imperial Tobacco Group plc	532
9	International Power plc	40
53	Man Group plc	175
16	National Grid plc	116
4	Pearson plc	47
12	Persimmon plc	61
56	Prudential plc	423
28	PureCircle Ltd. ●	102
28	Rexam plc	127
9	Rio Tinto plc	391
19	Rolls-Royce Group plc	156
–	Royal Dutch Shell plc ADR	12
5	Severn Trent plc	100
32	Standard Chartered plc	782
2	Vedanta Resources plc	73
4	WPP plc	40
30	Xstrata plc	394
		7,524
	United States - 48.3%
9	Accenture plc	350
2	Accretive Health, Inc. ●	28
10	ACE Ltd.	509
3	Activision Blizzard, Inc.	27
8	Adobe Systems, Inc. ●	198
5	Advance Automotive Parts, Inc.	243
3	Aetna, Inc.	83
The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	United States - 48.3% - (continued)
1	Air Products and Chemicals, Inc.	$90
2	Alliance Data Systems Corp. ●	145
11	Allstate Corp.	301
8	Altria Group, Inc.	161
2	Amazon.com, Inc. ●	231
–	American Tower Corp. Class A ●	13
13	Ameriprise Financial, Inc.	476
2	Amerisource Bergen Corp.	75
1	AMETEK, Inc.	51
2	Amgen, Inc. ●	129
10	Amylin Pharmaceuticals, Inc. ●	180
10	Anadarko Petroleum Corp.	346
4	Analog Devices, Inc.	98
3	Apollo Group, Inc. Class A ●	125
6	Apple, Inc. ●	1,511
5	Applied Materials, Inc.	57
12	Applied Micro Circuits Corp. ●	122
1	Archer Daniels Midland Co.	37
6	Automatic Data Processing, Inc.	259
31	Bank of America Corp.	443
1	Bard (C.R.), Inc.	64
2	Baxter International, Inc.	69
1	BE Aerospace, Inc. ●	34
1	Beckman Coulter, Inc.	81
1	Best Buy Co., Inc.	34
5	BMC Software, Inc. ●	159
4	Boeing Co.	281
9	Broadcom Corp. Class A	295
3	Cabot Oil & Gas Corp.	91
4	Cardinal Health, Inc.	118
1	Carlisle Cos., Inc.	28
2	Caterpillar, Inc.	127
9	CBS Corp. Class B	122
3	Celgene Corp. ●	145
5	Cental Euro Distribution Corp. ●	115
5	CenterPoint Energy, Inc.	70
3	Cephalon, Inc. ●	164
1	Charm Communications, Inc. ●	10
4	Chevron Corp.	255
3	CIGNA Corp.	83
27	Cisco Systems, Inc. ●	580
2	Citizens & Northern Corp.	20
58	Citizens Republic Bancorp, Inc. ●	49
1	Citrix Systems, Inc. ●	53
4	Cliff's Natural Resources, Inc.	201
22	Cobalt International Energy ●	162
7	Comcast Corp. Class A	114
1	Compass Minerals Group, Inc.	40
6	ConocoPhillips Holding Co.	296
11	Consol Energy, Inc.	357
6	Constellation Brands, Inc. Class A ●	97
4	Cooper Industries plc Class A	170
5	Covenant Transport ●	32
11	Covidien plc	454
3	Crown Castle International Corp. ●	117
1	Cubic Corp.	45
15	CVS/Caremark Corp.	453
2	Cytec Industries, Inc.	76
5	Danaher Corp.	180
5	Dell, Inc. ●	60
7	Delta Air Lines, Inc. ●	80
4	Devon Energy Corp.	233
1	DirecTV Class A ●	39
1	Discovery Communications, Inc. ●	40
1	Dover Corp.	31
5	Dow Chemical Co.	112
1	DreamWorks Animation SKG, Inc. ●	35
16	eBay, Inc. ●	305
1	Eclipsys Corp. ●	14
14	Eli Lilly & Co.	454
4	Emerson Electric Co.	157
1	Energizer Holdings, Inc. ●	48
3	EOG Resources, Inc.	301
5	EQT Corp.	176
5	Equinix, Inc. ●	414
7	Euronet Worldwide, Inc. ●	91
1	Exlservice Holdings, Inc. ●	15
1	Expeditors International of Washington, Inc.	17
13	Exxon Mobil Corp.	732
2	FedEx Corp.	152
4	FMC Corp.	243
7	Forest City Enterprises, Inc. Class A ●	83
9	Forest Laboratories, Inc. ●	256
1	Freeport-McMoRan Copper & Gold, Inc.	68
34	Gap, Inc.	664
2	Gartner, Inc. Class A ●	37
–	General Dynamics Corp.	19
30	General Electric Co.	431
10	General Mills, Inc.	357
2	Genesee & Wyoming, Inc. Class A ●	61
2	Genpact Ltd. ●	29
–	Genzyme Corp. ●	9
4	Gilead Sciences, Inc. ●	140
2	Goldman Sachs Group, Inc.	277
1	Google, Inc. ●	226
6	Green Plains Renewable Energy ●	64
1	Herbalife Ltd.	44
2	Hess Corp.	95
7	Hewlett-Packard Co.	311
2	Hisoft Technology International, Ltd. ●	17
12	Home Depot, Inc.	328
5	Home Inns & Hotels Management, Inc. ●	182
4	Honeywell International, Inc.	149
1	Hospira, Inc. ●	71
9	Hudson Pacific Properties, Inc. ●	153
2	IBM Corp.	306
2	IDEX Corp.	55
5	Illinois Tool Works, Inc.	213
8	Ingersoll-Rand plc	268
6	Invesco Ltd.	106
1	Ironwood Pharmaceuticals, Inc. ●	11
9	J.B. Hunt Transport Services, Inc.	286
2	Johnson & Johnson	141
3	Kansas City Southern ●	123
4	King Pharmaceuticals, Inc. ●	27
3	Kohl's Corp. ●	119
23	Kraft Foods, Inc.	650
12	Leap Wireless International, Inc. ●	153

The accompanying notes are an integral part of these financial statements.

7

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)
Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	United States - 48.3% - (continued)
3	Lender Processing Services	$89
1	Liberty Global, Inc. ●	29
3	Lockheed Martin Corp.	210
2	Lorillard, Inc.	121
9	Lowe's Co., Inc.	188
4	Macy's, Inc.	79
6	Marathon Oil Corp.	201
6	Marsh & McLennan Cos., Inc.	131
1	Martin Marietta Materials, Inc.	53
13	Maxim Integrated Products, Inc.	226
5	McDonald's Corp.	329
5	McKesson Corp.	331
4	Medicines Co. ●	33
10	Medtronic, Inc.	359
21	Merck & Co., Inc.	743
3	MetroPCS Communications, Inc. ●	21
31	Microsoft Corp.	703
1	Moog, Inc. Class A ●	41
13	Mosaic Co.	505
30	Motorola, Inc. ●	195
4	Mylan, Inc. ●	72
4	N.V. Energy, Inc.	47
3	National Oilwell Varco, Inc.	112
2	NetApp, Inc. ●	84
1	New Oriental Education & Technology Group, Inc. ADR ●	110
8	News Corp. Class A	97
15	NextEra Energy, Inc.	716
4	NII Holdings, Inc. Class B ●	136
2	Noble Energy, Inc.	124
12	Northeast Utilities	295
3	Northrop Grumman Corp.	183
2	Occidental Petroleum Corp.	168
12	Omega Protein Corp. ●	47
1	Omnicom Group, Inc.	18
1	Onyx Pharmaceuticals, Inc. ●	26
40	Oracle Corp.	864
1	Overseas Shipholding Group, Inc.	37
2	Owens-Illinois, Inc. ●	56
4	Pactiv Corp. ●	104
2	PAREXEL International Corp. ●	49
1	Parker-Hannifin Corp.	56
3	Peabody Energy Corp.	110
3	Penn National Gaming, Inc. ●	79
5	Pentair, Inc.	160
16	PepsiCo, Inc.	985
50	Pfizer, Inc.	713
5	PG&E Corp.	214
15	Philip Morris International, Inc.	698
2	Pinnacle West Capital Corp.	62
1	PNC Financial Services Group, Inc.	49
1	Polycom, Inc. ●	41
12	PPL Corp.	307
2	Praxair, Inc.	124
1	Precision Castparts Corp.	58
13	Principal Financial Group, Inc.	295
11	Progressive Corp.	197
2	Public Service Enterprise Group, Inc.	67
4	QLogic Corp. ●	65
18	Qualcomm, Inc.	606
2	Questar Corp.	76
14	Qwest Communications International, Inc.	73
3	Regeneron Pharmaceuticals, Inc. ●	68
1	Rigel Pharmaceuticals, Inc. ●	7
1	Rock Tenn Co. Class A	47
2	Rockwood Holdings, Inc. ●	39
5	RTI International Metals, Inc. ●	112
–	Salesforce.com, Inc. ●	34
2	Salix Pharmaceuticals Ltd. ●	74
13	Sapient Corp.	135
–	SBA Communications Corp. ●	15
4	Schlumberger Ltd.	207
2	Sempra Energy	75
2	Sherwin-Williams Co.	159
6	Skyworks Solutions, Inc. ●	101
19	Smithfield Foods, Inc. ●	277
12	Solutia, Inc. ●	157
4	Southwestern Energy Co. ●	139
4	St. Jude Medical, Inc. ●	156
1	Stanley Black & Decker, Inc.	37
15	Staples, Inc.	295
4	Sterling Bancorp NY	33
–	Strayer Education, Inc.	58
5	Target Corp.	265
3	Thermo Fisher Scientific, Inc. ●	137
2	Time Warner Cable, Inc.	94
2	Time Warner, Inc.	58
4	Transatlantic Holdings, Inc.	187
7	TW Telecom, Inc. ●	118
7	UAL Corp. ●	135
1	UGI Corp.	27
3	Ultra Petroleum Corp. ●	114
4	United Parcel Service, Inc. Class B	208
5	United Technologies Corp.	341
20	UnitedHealth Group, Inc.	575
16	Unum Group	354
1	Valeant Pharmaceuticals International ●	37
7	Valero Energy Corp.	127
5	Vanceinfo Technologies ADR ●	106
5	VeriSign, Inc. ●	146
2	Vertex Pharmaceuticals, Inc. ●	54
1	Viacom, Inc. Class B	20
8	VimpelCom Ltd ADR ●	122
2	Visa, Inc.	151
13	Walt Disney Co.	416
2	Warner Chilcott plc ●	47
1	Watson Pharmaceuticals, Inc. ●	60
–	Wellpoint, Inc. ●	14
20	Wells Fargo & Co.	519
1	WESCO International, Inc. ●	49
34	Western Union Co.	511
5	Xcel Energy, Inc.	94
		42,685
	Total common stocks
	(cost $88,055)	$86,759

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount		Market Value ╪
PREFERRED STOCKS - 0.4%
	Brazil - 0.4%
14	Banco Itau Holding	$247
3	Telemar Norte Leste S.A.	90
		337
	Total preferred stocks
	(cost $279)	$337

WARRANTS - 0.0%
	United States - 0.0%
6	Washington Mutual, Inc. Private Placement ⌂●†	$–

	Total warrants
	(cost $–)	$–

EXCHANGE TRADED FUNDS - 0.2%
	United States - 0.2%
3	iShares MSCI EAFE Index Fund	$140
2	SPDR S&P Retail ETF	57

	Total exchange traded funds
	(cost $205)	$197

	Total long-term investments
	(cost $88,539)	$87,293

SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.1%
	Bank of America TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $307, collateralized by FHLMC
	5.50%, 2039, FNMA 4.50% - 5.50%, 2038 -
	2040, GNMA 5.00%, 2040, value of $313)
$307	0.05%, 6/30/2010	$307
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $53,
	collateralized by FNMA 4.50% - 6.50%,
	2024 - 2040, GNMA 5.00% - 6.50%, 2038 -
	2040, value of $54)
53	0.04%, 6/30/2010	53
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $232,
	collateralized by GNMA 3.13% - 7.00%,
	2023 - 2052, value of $237)
232	0.05%, 6/30/2010	232
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $53, collateralized by FHLMC
	2.38% - 5.83%, 2033 - 2038, value of $54)
53	0.06%, 6/30/2010	53
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $229,
	collateralized by FHLMC 5.00% - 5.50%,
	2038 - 2039, FNMA 5.00%, 2039, value of $235)
229	0.03%, 6/30/2010	229
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 07/01/2010 in the amount of
	$3, collateralized by U.S. Treasury Bill
	0.88%, 2011, value of $3)
3	0.02%, 6/30/2010		3
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $58, collateralized by FNMA
	5.00% - 6.00%, 2033 - 2036, value of $59)
58	0.09%, 6/30/2010		58
			935
	Total short-term investments
	(cost $935)		$935

	Total investments
	(cost $89,474) ▲	100.0%	$88,228
	Other assets and liabilities	–%	44
	Total net assets	100.0%	$88,272

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 50.4% of total net assets at June 30, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $93,196 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,072
Unrealized Depreciation	(12,040)
Net Unrealized Depreciation	$(4,968)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at June 30, 2010, was $4, which represents –% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

The accompanying notes are an integral part of these financial statements.

9

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at June 30, 2010, was $500, which represents 0.57% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2010, these securities amounted to $125 or 0.14% of total net assets.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
04/2010	–	Vimpel-Communications ADR	$4
04/2008	6	Washington Mutual, Inc. Private
		Placement Warrants	–

The aggregate value of these securities at June 30, 2010 was $4 which represents –% of total net assets.

Futures Contracts Outstanding at June 30, 2010

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P Mini	2	Long	Sep 2010	$–

* The number of contracts does not omit 000's.

Cash of $9 was pledged as initial margin deposit for open futures contracts at June 30, 2010.

Forward Foreign Currency Contracts Outstanding at June 30, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
British Pound (Buy)	$16	$16	07/02/10	$–
British Pound (Sell)	10	10	07/01/10	–
Canadian Dollar (Buy)	20	20	07/07/10	–
Euro (Sell)	22	22	07/01/10	–
Euro (Buy)	16	16	07/01/10	–
Hong Kong Dollar (Buy)	58	58	07/02/10	–
Japanese Yen (Buy)	33	33	07/02/10	–
Japanese Yen (Buy)	180	175	02/04/11	5
Japanese Yen (Sell)	1,038	1,017	02/04/11	(21)
Swiss Franc (Buy)	11	11	07/02/10	–
Swiss Franc (Buy)	29	29	07/02/10	–
				$(16)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

10

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Investment Valuation Hierarchy Level Summary
June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Australia	$594	$–	$594	$–
Austria	194	–	194	–
Belgium	386	84	302	–
Brazil	2,084	2,084	–	–
Canada	5,044	5,024	–	20
China	957	690	267	–
Denmark	699	139	560	–
France	4,233	362	3,871	–
Germany	1,655	64	1,591	–
Hong Kong	3,067	42	3,025	–
India	1,764	661	1,103	–
Indonesia	123	123	–	–
Ireland	308	246	62	–
Israel	885	885	–	–
Italy	1,286	515	771	–
Japan	4,374	–	4,374	–
Jersey	208	208	–	–
Liechtenstein	86	–	86	–
Luxembourg	590	564	26	–
Malaysia	77	–	77	–
Mexico	178	178	–	–
Netherlands	861	80	781	–
Norway	405	–	405	–
Philippines	265	–	265	–
Russia	949	945	–	4
Singapore	557	–	557	–
South Africa	245	–	245	–
South Korea	366	125	241	–
Spain	781	213	568	–
Sweden	49	–	49	–
Switzerland	1,819	86	1,733	–
Taiwan	761	25	736	–
Thailand	596	–	596	–
Turkey	104	–	104	–
United Kingdom	7,524	592	6,932	–
United States	42,685	42,685	–	–
Total	86,759	56,620	30,115	24
Exchange Traded Funds	197	197	–	–
Preferred Stocks	337	337	–	–
Warrants	–	–	–	–
Short-Term Investments	935	–	935	–
Total	$88,228	$57,154	$31,050	$24
Forward Foreign Currency Contracts*	5	–	5	–
Futures*	–	–	–	–
Total	$5	$–	$5	$–
Liabilities:
Forward Foreign Currency Contracts*	21	–	21	–
Total	$21	$–	$21	$–

♦	For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

11

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Investment Valuation Hierarchy Level Summary – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance
	December	Gain	Appreciation		Net			Into	Out of	as of June
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	30, 2010
Assets:
Common Stock	$6	$(386)	$335	†	$—	$150	$(251)	$170	$—	$24
Warrants	—	—	—		—	—	—	—	—	—
Total	$6	$(386)	$335		$—	$150	$(251)	$170	$—	$24

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted- transfer into Level 3 versus securities where trading has resumed - transfer out of Level 3.
2)	Broker quoted securities - transfer into Level 3 versus quoted prices in active markets - transfer out of Level 3.
3)	Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3.
†	Change in unrealized gains or losses in the current period relating to assets still held at June 30, 2010 was $(75).

The accompanying notes are an integral part of these financial statements.

12

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $89,474)	$88,228
Cash	9 *
Foreign currency on deposit with custodian (cost $47)	47
Unrealized appreciation on forward foreign currency contracts	5
Receivables:
Investment securities sold	759
Fund shares sold	45
Dividends and interest	171
Variation margin	—
Other assets	12
Total assets	89,276
Liabilities:
Unrealized depreciation on forward foreign currency contracts	21
Bank overdraft — U.S. Dollars	13
Payables:
Investment securities purchased	812
Fund shares redeemed	84
Investment management fees	18
Distribution fees	2
Accrued expenses	54
Total liabilities	1,004
Net assets	$88,272
Summary of Net Assets:
Capital stock and paid-in-capital	$121,446
Accumulated undistributed net investment income	702
Accumulated net realized loss on investments and foreign currency transactions	(32,614)
Unrealized depreciation of investments and the translations of assets and liabilities denominated in foreign currency	(1,262)
Net assets	$88,272
Shares authorized	800,000
Par value	$0 .001
Class IA: Net asset value per share	$7 .86
Shares outstanding	7,281
Net assets	$57,258
Class IB: Net asset value per share	$7 .84
Shares outstanding	3,955
Net assets	$31,014

*	Cash of $9 is pledged as collateral for open futures contracts. Additionally, the Fund has an overdraft of $13.

The accompanying notes are an integral part of these financial statements.

13

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$1,241
Interest	1
Less: Foreign tax withheld	(97)
Total investment income, net	1,145

Expenses:
Investment management fees	420
Administrative service fees	33
Transfer agent fees	—
Distribution fees - Class IB	45
Custodian fees	27
Accounting services fees	8
Board of Directors' fees	2
Audit fees	6
Other expenses	39
Total expenses (before waivers and fees paid indirectly)	580
Expense waivers	(34)
Commission recapture	(2)
Total waivers and fees paid indirectly	(36)
Total expenses, net	544
Net investment income	601

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	4,096
Net realized gain on futures	1
Net realized gain on forward foreign currency contracts	40
Net realized loss on other foreign currency transactions	(57)
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	4,080

Net Changes in Unrealized Depreciation of Investments:
Net unrealized depreciation of investments	(14,115)
Net unrealized appreciation of futures	—
Net unrealized depreciation of forward foreign currency contracts	(16)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	—
Net Changes in Unrealized Depreciation of Investments	(14,131)
Net Loss on Investments, Other Financial Instruments and Foreign Currency Transactions	(10,051)
Net Decrease in Net Assets Resulting from Operations	$(9,450)
The accompanying notes are an integral part of these financial statements.

14

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income	$601	$913
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	4,080	(14,594)
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	(14,131)	43,400
Payment from affiliate	—	15
Net increase (decrease) in net assets resulting from operations	(9,450)	29,734
Distributions to Shareholders:
From net investment income
Class IA	—	(575)
Class IB	—	(256)
Total distributions	—	(831)
Capital Share Transactions:
Class IA
Sold	10,391	17,630
Issued on reinvestment of distributions	—	575
Redeemed	(13,961)	(18,067)
Total capital share transactions	(3,570)	138
Class IB
Sold	5,262	8,198
Issued on reinvestment of distributions	—	256
Redeemed	(8,677)	(12,423)
Total capital share transactions	(3,415)	(3,969)
Net decrease from capital share transactions	(6,985)	(3,831)
Net increase (decrease) in net assets	(16,435)	25,072
Net Assets:
Beginning of period	104,707	79,635
End of period	$88,272	$104,707
Accumulated undistributed (distribution in excess of) net investment income	$702	$101
Shares:
Class IA
Sold	1,198	2,376
Issued on reinvestment of distributions	—	68
Redeemed	(1,644)	(2,616)
Total share activity	(446)	(172)
Class IB
Sold	614	1,130
Issued on reinvestment of distributions	—	30
Redeemed	(1,013)	(1,850)
Total share activity	(399)	(690)

The accompanying notes are an integral part of these financial statements.

15

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Notes to Financial Statements
June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Global Research HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-nine portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no

16

assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Foreign-denominated assets, including investment securities, and liabilities are translated from the local currency into U.S. dollars using exchange rates obtained from an independent third party as of the Fund’s Valuation Time.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively. If a settlement price is not available, futures contracts will be valued at the most recent trade price as of the Valuation Time. If there were no trades, the contract shall be valued at the mean of the closing bid and asked prices as of the Valuation Time.

Forward foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Forward foreign currency contracts are valued using foreign currency exchange rates and forward rates on the Valuation Date from an independent pricing service.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
 Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
 Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

17

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

Foreign Currency – Based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – Valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

18

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level are shown as if they occurred at the beginning of the period.

Refer to the Investment Valuation Hierarchy Levels Summary and the Level 3 roll forward reconciliation found following the Schedules of Investments.

c)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

d)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Wellington Management Company, LLP (“Wellington Management”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

e)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

f)
Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Forward foreign currency contracts may be used to hedge against adverse fluctuations in exchange rates between currencies.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies

19

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

relative to the U.S. dollar. The Fund had outstanding forward foreign currency contracts as shown on the Schedule of Investments as of June 30, 2010.

g)
Indexed Securities – The Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Fund may use these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in using conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there may be a limit to the potential appreciation of the investment. The Fund, as shown in the Schedule of Investments under Exchange Traded Funds, had investments in indexed securities as of June 30, 2010.

h)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

i)
Illiquid and Restricted Securities – The Fund is permitted to invest up to 15% of its net assets in illiquid securities. “Illiquid Securities” are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid securities or other investments when its sub-adviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the unavailability of reliable market quotations for such securities or investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted securities as of June 30, 2010.

j)
Securities Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for securities that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. During this period, such securities are subject to market fluctuations, and the Fund identifies securities segregated in its records with value at least equal to the amount of the commitment. As of June 30, 2010, the Fund had no outstanding when-issued or delayed delivery securities.

20

k)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

l)	Additional Derivative Instrument(s) Information

Derivative Instrument(s) as of June 30, 2010.

	Statement of Assets and Liabilities Location
Risk Exposure Category	Asset Derivatives		Liability Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$5	Unrealized depreciation on forward foreign currency contracts	$21
Equity contracts	Summary of Net Assets - Unrealized appreciation	–

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2010.

Realized Gain/Loss and Change in Unrealized Appreciation (Depreciation) on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$—	$40	$—	$40
Equity contracts	—	—	1	—	—	1
Total	$—	$—	$1	$40	$—	$41

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	—	—	—	(16)	—	$(16)
Equity contracts	—	—	—	—	—	—
Total	$—	$—	$—	$(16)	$—	$(16)

m)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Futures and Options:

The Fund is subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may invest in futures and options contracts in order to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract is an agreement between two parties to buy and sell an asset at a set price on a future date. When the Fund enters into such futures contracts, it is required to deposit with a futures commission merchant an amount of “initial margin” of cash, commercial

21

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

paper or U.S. Treasury Bills. Subsequent payments, called variation margin, to and from the broker, are made on a daily basis as the price of the underlying asset fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Fund.

At any time prior to the expiration of the futures contract, the Fund may close the position by taking an opposite position, which would effectively terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a gain or loss.

The use of futures contracts involves elements of market risk, which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contracts may decrease the effectiveness of the Fund’s strategy and potentially result in loss. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded through a clearing house. The clearing house requires sufficient collateral to cover margins. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2010.

An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The premium paid by the Fund for the purchase of a call or put option is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period.

The Fund may write (sell) covered options. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. The Fund receives a premium for writing a call or put option, which is recorded on the Fund’s Statement of Assets and Liabilities and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in the value of such options, which may exceed the related premiums received. The maximum amount of loss with respect to the Fund’s written put option is the cost of buying the underlying security or currency. The maximum loss may be offset by proceeds received from selling the underlying securities or currency. As of June 30, 2010, there were no outstanding option contracts.

4.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

22

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

		For the Period
		January 31, 2008
		(Commencement of
	For the Year Ended	Operations) through
	December 31, 2009	December 31, 2008
Ordinary Income	$831	$548
Tax Return of Capital	—	162

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$143
Accumulated Capital and Other Losses*	(33,013)
Unrealized Appreciation†	9,146
Total Accumulated Deficit	$(23,724)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†
 The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$14
Accumulated Net Realized Gain (Loss) on Investments	23,129
Paid-in-Capital	(23,143)

23

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2015	$1,879
2016	8,899
2017	21,620
Total	$32,398

As of December 31, 2009, the Fund had $23,115 in expired capital loss carryforwards.

As of December 31, 2009, the Fund elected to defer the following post October losses.

Amount
Long-Term Capital Gain	$615

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

5.	Expenses:

a)
Investment Management Agreements – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Wellington Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

b)
Administrative Services Agreement – For the two-month period January 1, 2010 through February 28, 2010, under the Administrative Services Agreement between HLIC and the Company, on behalf of the Fund, HLIC provided administrative services to the Fund and received monthly compensation at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund assumed and paid certain other expenses (including, but not limited to, accounting, custodian, state taxes and Directors’ fees). Effective March 1, 2010, the Investment Management Agreement was amended to include the administrative services for the Fund and the separate administrative services agreement was terminated.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services and to HLIC for administrative services rendered from January 1, 2010 through February 28, 2010, and the rates of compensation paid to the HL Advisors for the combined services from March 1, 2010 through June 30, 2010; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $500 million	0.9000%
On next $500 million	0.8750%
On next $4 billion	0.8500%
On next $5 billion	0.8475%
Over $10 billion	0.8450%

24

HL Advisors had contractually agreed to waive management fees of 0.10% of average daily net assets until May 1, 2010.

c)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.016%
On next $5 billion	0.014%
Over $10 billion	0.012%

d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

e)
Fees Paid Indirectly – The Company, on behalf of the Fund has entered into agreements with State Street Global Advisers, LLC and Russell Implementation Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, these amounts are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended
	Period Ended	December 31,	December 31,
	June 30, 2010	2009	2008
Class IA	0.99%	1.05%	0.93	%*
Class IB	1.24	1.30	1.18	*

* From January 31, 2008 (commencement of operations), through December 31, 2008.

f)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

25

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

g)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Investor Services Company, LLC ("HISC"), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. The amount HISC was compensated for providing such services can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

h)
Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provides that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009, as follows:

Amount
Reimbursement	$15

On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of The Hartford’s variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford settled this matter without admitting or denying the findings of the SEC.

The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and it is offered directly to certain qualified retirement plans (collectively “Products”). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, Inc. (“Hartford Life”) (the issuers of such variable annuity products), the Fund’s ability to restrict transfers by certain owners of older variable annuity products was limited. During 2006, these annuity owners surrendered the older variable annuity contracts that were the subject of prior litigation. In February 2005, Hartford Life agreed with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contracts owners.

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.02%	0.02%
Total Return Excluding Payments from Affiliate	42.10	41.76

6.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$44,800
Sales Proceeds Excluding U.S. Government Obligations	50,718

26

7.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

8.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

27

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Financial Highlights
- Selected Per-Share Date (A) -

	Net Asset			Net Realized						Net Increase
	Value at		Payments	and Unrealized	Total from	Dividends from	Distributions			(Decrease) in	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	Net Asset	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Value	of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$8.67	$0.06	$–	$(0.87)	$(0.81)	$–	$–	$–	$–	$(0.81)	$7.86
IB	8.66	0.05	–	(0.87)	(0.82)	–	–	–	–	(0.82)	7.84

For the Year Ended December 31, 2009
IA	6.16	0.08	–	2.51	2.59	(0.08)	–	–	(0.08)	2.51	8.67
IB	6.15	0.07	–	2.50	2.57	(0.06)	–	–	(0.06)	2.51	8.66

From (commencement of operations) January 31, 2008 through December 31, 2008
IA(H)	10.00	–	–	(3.78)	(3.78)	(0.05)	–	0.01	(0.06)	(3.84)	6.16
IB(H)	10.00	(0.08)	–	(3.72)	(3.80)	(0.04)	–	0.01	(0.05)	(3.85)	6.15

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.
(H)	Commenced operations on January 31, 2008.
(I)
During the year ended December 31, 2008, the Fund incurred $95.4 million in sales associated with the transition of assets from Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund and Hartford Global Technology HLS Fund, which merged into the Fund on August 22, 2008. These sales were excluded from the portfolio turnover rate calculation.

28

- Ratios and Supplemental Data -

			Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio
Total Return(B)		Net Assets at End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Turnover Rate(D)

(9.32	)%(E)	$57,258	1.06	%(F)	0.99	%(F)	1.29	%(F)	46%
(9.43	)(E)	31,014	1.31	(F)	1.24	(F)	1.03	(F)	–

42.13	(G)	67,012	1.16		1.06		1.17		124
41.79	(G)	37,695	1.41		1.31		0.93		–

(37.87	)(E)	48,627	1.02	(F)	0.94	(F)	1.29	(F)	335	(I)
(38.01	)(E)	31,008	1.27	(F)	1.19	(F)	0.99	(F)	–

29

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

30

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
1  Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
2  Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

31

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Shareholder Meeting Results (Unaudited)

The following proposals were addressed and approved at a Special Meeting of Shareholders held on February 12, 2010.

Proposal to approve amendments to the Investment Management Agreement between the Fund and HL Investment Advisors, the purpose of which were to combine the administrative services for the Fund with the management services for the Fund under a single agreement.

Fund	For	Against	Abstain
Hartford Global Research HLS Fund	9,832,297.436	204,613.642	303,783.446

Proposal to elect Lemma Senbet and John Walters, each currently a Director, as Directors of Hartford Series Fund Inc.

Lemma W. Senbet

Funds	For	Withheld
Hartford Series Fund, Inc.	5,079,578,022.902	241,839,974.106

John C. Walters

Funds	For	Withheld
Hartford Series Fund, Inc.	5,081,138,302.186	240,279,694.822

33

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$906.79	$4.68	$1,000.00	$1,019.89	$4.96	0.99%	181	365
Class IB	$1,000.00	$905.69	$5.86	$1,000.00	$1,018.65	$6.21	1.24%	181	365

34

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

The Board approved the annual continuation of the Investment Management Agreement (the “Agreement”) between Hartford Series Fund, Inc. (“HSF”) and HL Investment Advisors, LLC (“HL Advisors”) with respect to the Fund at its meeting on August 4-5, 2009. The Board’s considerations in approving the renewal of the Agreement are disclosed in the December 31, 2009 Annual Report for HSF.

At the November 4-5, 2009 meeting, the Board considered and approved amendments to the Agreement to include administrative services, which had been provided pursuant to a separate agreement, and investment management services under one agreement. The Board, including all of the Independent Directors, approved the amendments to the Agreement with respect to the Fund.

In approving the amendments, in addition to the information presented at the August meeting in connection with the annual review of the Agreement and the additional information provided throughout the year, the Board also considered the fact that the amendments did not result in an overall increase in fees to shareholders. The Board took note of the fact that the management of HL Advisors believes that the proposal to combine the administrative services with the investment management services under a single agreement will produce streamlined fee disclosure, resulting in greater transparency and clarity in the Fund’s prospectuses and financial reports. The Board further noted management's belief that the change would result in consistency across all of the Hartford Funds in the complex in that the funds of HSF are the only funds in the complex (other than the R share classes of the Hartford retail funds) that are subject to a separate administrative services fee. Finally, the Board noted management's view that the proposed changes to the Agreement should also serve to simplify the Board's annual consideration of the investment management arrangements for the Fund in that the investment management and administrative fees would be presented as a single fee for fee comparison purposes, which should facilitate the Board's analysis.

The shareholders of the Fund approved the amendments at a Special Meeting of Shareholders held on February 12, 2010. The amendments were effective as of March 1, 2010.

At the November 5, 2009 meeting, the Board approved amendments to the Investment Management Agreement between Hartford Series Fund, Inc. (“HSF”) and HL Investment Advisors, LLC (“HL Advisors”) and the Investment Sub-Advisory Agreement between HL Advisors and Wellington Management Company, LLP (the “sub-adviser”), both on behalf of Hartford Global Research HLS Fund (the “Fund”). The amendments would lower certain advisory and sub-advisory fee rates at various breakpoint levels without impacting the level and quality of services provided by HL Advisors and the sub-adviser to the Fund and its shareholders. In considering the amendments, the Board considered the comparative information with respect to the investment management fees paid by the Fund to HL Advisors and its affiliates, the investment sub-advisory fees paid to the sub-adviser, and the total expense ratio of the Fund provided in connection with the annual review of the agreements in August 2009 and information provided throughout the year. At the August 2009 meeting, the Board had requested and reviewed information from HL Advisors relating to the management fees, sub-advisory fees, and total operating expenses for the Fund. The Board also reviewed at the August meeting written materials from Lipper providing comparative information about the Fund's management fees, sub-advisory fees, and total expense ratios and the components thereof, relative to those of peer funds. While the Board recognized that comparisons between the Funds and peer funds are imprecise, given the differing service levels and characteristics of mutual funds, and the different business models and cost structures of advisers, the comparative information provided by Lipper had assisted the Board in evaluating the reasonableness of the Fund's management and sub-advisory fees and total operating expenses. The Board’s considerations in approving the renewal of the agreements are disclosed in the December 31, 2009 Annual Report for HSF.

35

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

“The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. The prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-GR10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford Growth HLS Fund

Hartford Growth HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford Growth HLS Fund inception 04/30/2002
(subadvised by Wellington Management Company, LLP)

Investment objective – Seeks long-term capital appreciation.

Performance Overview(1) 4/30/02 - 6/30/10
Growth of $10,000 investment

Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	5	Since
	Month†	Year	Year	Inception
Growth IA	-10.37%	8.76%	-1.87%	1.82%
Growth IB	-10.48%	8.49%	-2.11%	1.56%
Russell 1000 Growth Index	-7.65%	13.62%	0.38%	1.32%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

Portfolio Manager
Andrew J. Shilling, CFA
Senior Vice President, Partner

How did the Fund perform?

The Class IA shares of the Hartford Growth HLS Fund returned -10.37% for the six-month period ended June 30, 2010 underperforming its benchmark, the Russell 1000 Growth Index, which returned -7.65% for the same period. The Fund also underperformed the -8.70% return of the average fund in the Lipper Large-Cap Growth Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

After posting positive results early in the period, U.S. equities came under pressure during the later part of the period amid rising risk aversion and concerns that the global economy could slip back into a recession. At the forefront of investors’ minds were sovereign debt and solvency troubles in the Eurozone, slowing economic growth in China and the U.S., and uncertainty about the sustainability of corporate earnings growth.

Overall equity market performance was negative for the period across all market capitalizations: large cap equities (-7%), mid cap equities (-1%), and small cap equities (-2%) all declined as represented by the S&P 500, S&P 400 MidCap, and Russell 2000 indices, respectively. During the six-month period, all ten sectors within the Russell 1000 Growth Index fell, led by Energy (-15%), Utilities (-15%), and Materials (-15%). Telecommunication Services (-1%), Consumer Discretionary (-2%), and Industrials (-2%) declined the least, on a relative basis.

The Fund’s underperformance versus its benchmark was primarily due to negative security selection, which was weakest in Consumer Discretionary, Energy, and Financials. This was partially offset by stronger stock selection in Industrials and Information Technology. Sector allocation, which is a fallout of the bottom-up (i.e. stock by stock fundamental research) stock selection process, also detracted from relative results. In particular, an underweight (i.e. the Fund’s sector position was less than the benchmark position) position in Consumer Staples and overweight (i.e. the Fund’s sector position was greater than the benchmark position) positions in Information Technology and Energy hurt relative results.

2

Goldman Sachs (Financials), Mosaic (Materials), and CONSOL Energy (Energy) were the top detractors from relative (i.e. performance of the Fund as measured against the benchmark) performance during the period. Shares of investment bank Goldman Sachs came under pressure amid financial reform and the news of an investigation by U.S. federal prosecutors. Softening global crop prices and macroeconomic concerns weighed on the stock price of Mosaic, a provider of phosphate and potash nutrients to the global agriculture industry. Shares of coal and natural gas producer CONSOL Energy fell during the period on concerns about an increasing shift from coal to gas and potential earnings dilution from the company’s plans to buy natural gas assets in the Marcellus shale region from Dominion. Microsoft (Information Technology), Google (Information Technology), and QUALCOMM (Information Technology) were top detractors from absolute returns.

Top contributors to benchmark-relative returns were NetApp (Information Technology), Cummins (Industrials), and Boeing (Industrials). Shares of data storage equipment and services company NetApp surged after the company forecasted better-than-expected sales for the upcoming quarter. The company is benefiting from an improving economy as businesses begin to spend on upgrading their computer and data storage networks. Strength in emerging markets businesses and signs of recovery in the U.S. drove shares of global manufacturer of low emission and energy efficient trucks Cummins higher. Chicago-based aircraft supplier and defense contractor Boeing continued to successfully move forward with its flight tests of the new Dreamliner airplane, driving shares higher. Apple (Information Technology) and SunTrust Banks (Financials) were top contributors to absolute returns.

What is the outlook?

Despite some signs of a slowdown, we believe that global growth remains positive, led by emerging markets. The U.S. recovery, particularly in terms of jobs creation, may be slower than some would like, but the trend remains positive. While we remain mindful of additional factors that may impact the pace of the recovery, including sovereign debt issues in Europe, the impact of any resulting fiscal restraint on growth, increased government regulation, and continued pressure on housing, we believe the economy will continue to expand.

In this environment we continue to focus our efforts on stock-by-stock fundamental research, picking one stock at a time based upon the attractiveness of each company’s fundamentals and valuation. As a result of this bottom-up stock selection, at the end of the period our largest overweight positions versus the benchmark were Information Technology, Financials, and Consumer Discretionary. Consumer Staples, Health Care, and Energy were the Fund’s largest underweight positions at the end of the period.

Diversification by Industry
as of June 30, 2010

Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	4.6%
Banks (Financials)	3.8
Capital Goods (Industrials)	14.3
Consumer Durables & Apparel (Consumer Discretionary)	2.3
Consumer Services (Consumer Discretionary)	2.6
Diversified Financials (Financials)	4.9
Energy (Energy)	4.6
Health Care Equipment & Services (Health Care)	1.0
Insurance (Financials)	3.8
Materials (Materials)	3.1
Media (Consumer Discretionary)	1.4
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	1.8
Retailing (Consumer Discretionary)	6.0
Semiconductors & Semiconductor Equipment (Information Technology)	6.7
Software & Services (Information Technology)	17.6
Technology Hardware & Equipment (Information Technology)	19.7
Transportation (Industrials)	0.6
Short-Term Investments	0.7
Other Assets and Liabilities	0.5
Total	100.0%

3

Hartford Growth HLS Fund
Schedule of Investments June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.8%
	Automobiles & Components - 4.6%
474	Ford Motor Co. ●	$4,776
230	Harley-Davidson, Inc.	5,110
212	Johnson Controls, Inc.	5,699
		15,585
	Banks - 3.8%
165	Itau Unibanco Banco Multiplo S.A. ADR	2,964
34	SunTrust Banks, Inc.	792
369	Wells Fargo & Co.	9,436
		13,192
	Capital Goods - 14.3%
65	3M Co.	5,103
92	Boeing Co.	5,773
27	Caterpillar, Inc.	1,595
63	Cummins, Inc.	4,075
52	Eaton Corp.	3,377
90	Honeywell International, Inc.	3,514
110	Illinois Tool Works, Inc.	4,559
159	Ingersoll-Rand plc	5,499
310	Masco Corp.	3,337
181	PACCAR, Inc.	7,225
27	Precision Castparts Corp.	2,781
29	Siemens AG ADR	2,583
		49,421
	Consumer Durables & Apparel - 2.3%
100	Coach, Inc.	3,651
53	D.R. Horton, Inc.	518
54	Polo Ralph Lauren Corp.	3,975
		8,144
	Consumer Services - 2.6%
218	International Game Technology	3,427
295	MGM Resorts International ●	2,841
111	Starbucks Corp.	2,689
		8,957
	Diversified Financials - 4.9%
133	Ameriprise Financial, Inc.	4,803
63	Goldman Sachs Group, Inc.	8,267
288	UBS AG	3,817
		16,887
	Energy - 4.6%
93	Consol Energy, Inc.	3,126
35	EOG Resources, Inc.	3,407
74	National Oilwell Varco, Inc.	2,445
121	Schlumberger Ltd.	6,719
		15,697
	Health Care Equipment & Services - 1.0%
88	Covidien plc	3,532

	Insurance - 3.8%
481	Lincoln National Corp.	11,684
72	Progressive Corp.	1,357
		13,041
	Materials - 3.1%
87	Barrick Gold Corp.	3,950
51	BHP Billiton Ltd. ADR	3,137
37	Freeport-McMoRan Copper & Gold, Inc.	2,167
34	Mosaic Co.	1,339
		10,593
	Media - 1.4%
390	News Corp. Class A	4,661

	Pharmaceuticals, Biotechnology & Life Sciences - 1.8%
69	Celgene Corp. ●	3,485
55	Teva Pharmaceutical Industries Ltd. ADR	2,869
		6,354
	Retailing - 6.0%
6	Amazon.com, Inc. ●	686
94	Kohl's Corp. ●	4,487
212	Lowe's Co., Inc.	4,334
19	Priceline.com, Inc. ●	3,418
199	Staples, Inc.	3,798
80	Target Corp.	3,918
		20,641
	Semiconductors & Semiconductor Equipment - 6.7%
191	Altera Corp.	4,734
162	Analog Devices, Inc.	4,504
469	Intel Corp.	9,129
210	Texas Instruments, Inc.	4,883
		23,250
	Software & Services - 17.6%
76	Accenture plc	2,951
163	BMC Software, Inc. ●	5,654
68	Citrix Systems, Inc. ●	2,873
74	Cognizant Technology Solutions Corp. ●	3,706
358	eBay, Inc. ●	7,016
19	Google, Inc. ●	8,249
503	Microsoft Corp.	11,582
526	Oracle Corp.	11,290
59	Rovi Corp. ●	2,242
80	VeriSign, Inc. ●	2,115
198	Western Union Co.	2,953
		60,631
	Technology Hardware & Equipment - 19.7%
77	Apple, Inc. ●	19,395
701	Cisco Systems, Inc. ●	14,947
364	Dell, Inc. ●	4,393
488	EMC Corp. ●	8,921
227	Juniper Networks, Inc. ●	5,182
318	NetApp, Inc. ●	11,882
96	Qualcomm, Inc.	3,146
		67,866
	Transportation - 0.6%
28	FedEx Corp.	1,957

	Total common stocks
	(cost $344,659)	$340,409

	Total long-term investments
	(cost $344,659)	$340,409
 The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%

Bank of America TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $805, collateralized by FHLMC 5.50%, 2039, FNMA 4.50% - 5.50%, 2038 - 2040, GNMA 5.00%, 2040, value of $821)

$805	0.05%, 6/30/2010		$805

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $138, collateralized by FNMA 4.50% - 6.50%, 2024 - 2040, GNMA 5.00% - 6.50%, 2038 - 2040, value of $141)

138	0.04%, 6/30/2010		138
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $610, collateralized by GNMA 3.13% - 7.00%, 2023 - 2052, value of $622)
610	0.05%, 6/30/2010		610
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $138, collateralized by FHLMC 2.38% - 5.83%, 2033 - 2038, value of $141)
138	0.06%, 6/30/2010		138
	Morgan Stanley & Co., Inc. TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $601, collateralized by FHLMC 5.00% - 5.50%, 2038 - 2039, FNMA 5.00%, 2039, value of $616)
601	0.03%, 6/30/2010		601
	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2010 in the amount of $7, collateralized by U.S. Treasury Bill 0.88%, 2011, value of $7)
7	0.02%, 6/30/2010		7
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $152, collateralized by FNMA 5.00% - 6.00%, 2033 - 2036, value of $155)
152	0.09%, 6/30/2010		152
			2,451
	Total short-term investments
	(cost $2,451)		$2,451

	Total investments
	(cost $347,110) ▲	99.5%	$342,860
	Other assets and liabilities	0.5%	1,801
	Total net assets	100.0%	$344,661

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.6% of total net assets at June 30, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $353,092 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$24,729
Unrealized Depreciation	(34,961)
Net Unrealized Depreciation	$(10,232)

●	Currently non-income producing.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

 The accompanying notes are an integral part of these financial statements.

5

Hartford Growth HLS Fund
Investment Valuation Hierarchy Level Summary June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$340,409	$336,592	$3,817	$–
Short-Term Investments	2,451	–	2,451	–
Total	$342,860	$336,592	$6,268	$–

♦	For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

The accompanying notes are an integral part of these financial statements.

6

Hartford Growth HLS Fund
Statement of Assets and Liabilities June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $347,110)	$342,860
Cash	—
Receivables:
Investment securities sold	5,880
Fund shares sold	222
Dividends and interest	191
Other assets	2
Total assets	349,155
Liabilities:
Payables:
Investment securities purchased	3,265
Fund shares redeemed	1,116
Investment management fees	63
Distribution fees	5
Accrued expenses	45
Total liabilities	4,494
Net assets	$344,661
Summary of Net Assets:
Capital stock and paid-in-capital	$451,844
Accumulated undistributed net investment income	76
Accumulated net realized loss on investments and foreign currency transactions	(103,011)
Unrealized depreciation of investments and the translations of assets and liabilities denominated in foreign currency	(4,248)
Net assets	$344,661
Shares authorized	800,000
Par value	$0.001
Class IA: Net asset value per share	$9.03
Shares outstanding	28,084
Net assets	$253,475
Class IB: Net asset value per share	$8.88
Shares outstanding	10,267
Net assets	$91,186

 The accompanying notes are an integral part of these financial statements.

7

Hartford Growth HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$1,608
Interest	4
Less: Foreign tax withheld	(24)
Total investment income, net	1,588
Expenses:
Investment management fees	1,301
Administrative service fees	104
Transfer agent fees	2
Distribution fees - Class IB	116
Custodian fees	7
Accounting services fees	17
Board of Directors' fees	5
Audit fees	6
Other expenses	47
Total expenses (before fees paid indirectly)	1,605
Commission recapture	(5)
Total fees paid indirectly	(5)
Total expenses, net	1,600
Net investment loss	(12)

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	18,747
Net realized loss on forward foreign currency contracts	(9)
Net realized gain on other foreign currency transactions	9
Net Realized Gain on Investments and Foreign Currency Transactions	18,747

Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(65,663)
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(2)
Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions	(65,665)
Net Loss on Investments and Foreign Currency Transactions	(46,918)
Net Decrease in Net Assets Resulting from Operations	$(46,930)

 The accompanying notes are an integral part of these financial statements.

8

Hartford Growth HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income (loss)	$(12)	$1,100
Net realized gain (loss) on investments and foreign currency transactions	18,747	(57,576)
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	(65,665)	143,777
Net increase (decrease) in net assets resulting from operations	(46,930)	87,301
Distributions to Shareholders:
From net investment income
Class IA	—	(1,004)
Class IB	—	(114)
Total distributions	—	(1,118)
Capital Share Transactions:
Class IA
Sold	23,772	28,997
Issued in merger	54,822	—
Issued on reinvestment of distributions	—	1,004
Redeemed	(33,307)	(54,546)
Total capital share transactions	45,287	(24,545)
Class IB
Sold	9,131	8,535
Issued in merger	23,402	—
Issued on reinvestment of distributions	—	114
Redeemed	(15,191)	(27,038)
Total capital share transactions	17,342	(18,389)
Net increase (decrease) from capital share transactions	62,629	(42,934)
Net increase in net assets	15,699	43,249
Net Assets:
Beginning of period	328,962	285,713
End of period	$344,661	$328,962
Accumulated undistributed (distribution in excess of) net investment income	$76	$88
Shares:
Class IA
Sold	2,277	3,483
Issued in merger	5,038	—
Issued on reinvestment of distributions	—	103
Redeemed	(3,304)	(6,593)
Total share activity	4,011	(3,007)
Class IB
Sold	881	1,020
Issued in merger	2,184	—
Issued on reinvestment of distributions	—	12
Redeemed	(1,523)	(3,321)
Total share activity	1,542	(2,289)

 The accompanying notes are an integral part of these financial statements.

9

Hartford Growth HLS Fund
Notes to Financial Statements June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Growth HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-nine portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no

10

assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Foreign-denominated assets, including investment securities, and liabilities are translated from the local currency into U.S. dollars using exchange rates obtained from an independent third party as of the Fund’s Valuation Time.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Forward foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Forward foreign currency contracts are valued using foreign currency exchange rates and forward rates on the Valuation Date from an independent pricing service.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations –Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

11

Hartford Growth HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

Foreign Currency – Based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – Valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

12

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

During the six-month period ended June 30, 2010, the Fund held no Level 3 securities, therefore no reconciliation of Level 3 securities is presented.

Refer to the Investment Valuation Hierarchy Level Summary found following the Schedule of Investments.

c)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

d)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Wellington Management Company, LLP (“Wellington Management”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

e)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

f)
Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Forward foreign currency contracts may be used to hedge against adverse fluctuations in exchange rates between currencies.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding forward foreign currency contracts as of June 30, 2010.

g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders

13

Hartford Growth HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

h)
Securities Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for securities that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. During this period, such securities are subject to market fluctuations, and the Fund identifies securities segregated in its records with value at least equal to the amount of the commitment. As of June 30, 2010, the Fund had no outstanding when-issued or delayed delivery securities.

i)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

j)	Additional Derivative Instrument(s) Information

The volume of derivative activity was minimal during the six-month period ended June 30, 2010.

Realized Gain/Loss and Change in Unrealized Appreciation (Depreciation) on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$—	$(9)	$—	$(9)
Total	$—	$—	$—	$(9)	$—	$(9)

k)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14

3.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$1,118	$3,714
Long-Term Capital Gains*	—	12,569

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC code Sec. 852(b)(3)(C).

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$88
Accumulated Capital and Other Losses*	(92,093)
Unrealized Appreciation†	42,838
Total Accumulated Deficit	$(49,167)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†
 The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

15

Hartford Growth HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$(37)
Accumulated Net Realized Gain (Loss) on Investments	37

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2016	$23,721
2017	66,808
Total	$90,529

As of December 31, 2009, the Fund elected to defer the following post October losses.

Amount
Long-Term Capital Gain	$1,564

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

4.	Expenses:

a)
Investment Management Agreements – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Wellington Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

b)
Administrative Services Agreement – For the two-month period January 1, 2010 through February 28, 2010, under the Administrative Services Agreement between HLIC and the Company, on behalf of the Fund, HLIC provided administrative services to the Fund and received monthly compensation at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund assumed and paid certain other expenses (including, but not limited to, accounting, custodian, state taxes and Directors’ fees). Effective March 1, 2010, the Investment Management Agreement was amended to include the administrative services for the Fund and the separate administrative services agreement was terminated.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services and to HLIC for administrative services rendered from January 1, 2010 through February 28, 2010, and the rates of

16

compensation paid to the HL Advisors for the combined services from March 1, 2010 through June 30, 2010; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.8000%
On next $250 million	0.7500%
On next $500 million	0.7000%
On next $4 billion	0.6750%
On next $5 billion	0.6725%
Over $10 billion	0.6700%

Effective April 17, 2010, HL Advisers agreed to permanently reduce management fees of 0.0250% at the first three breakpoints. Prior to April 17, 2010, the management fee breakpoints were as follows:

Average Daily Net Assets	Annual Fee
On first $250 million	0.8250%
On next $250 million	0.7750%
On next $500 million	0.7250%
On next $4 billion	0.6750%
On next $5 billion	0.6725%
Over $10 billion	0.6700%

c)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

e)
Fees Paid Indirectly – The Company, on behalf of the Fund has entered into agreements with State Street Global Advisers, LLC and Russell Implementation Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, these amounts are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.85%	0.87%	0.84%	0.83%	0.82%	0.82%
Class IB	1.10	1.12	1.09	1.08	1.07	1.07

17

Hartford Growth HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

f)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

g)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. Hartford Investor Services Company, LLC ("HISC"), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. The amount HISC was compensated for providing such services can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

h)
Payment from Affiliate – On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of The Hartford’s variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford settled this matter without admitting or denying the findings of the SEC.

The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and it is offered directly to certain qualified retirement plans (collectively “Products”). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, Inc. (“Hartford Life”) (the issuers of such variable annuity products), the Fund’s ability to restrict transfers by certain owners of older variable annuity products was limited. During 2006, these annuity owners surrendered the older variable annuity contracts that were the subject of prior litigation. In February 2005, Hartford Life agreed with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contracts owners.

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2006
	Class IA	Class IB
Impact from Payment from Affiliate for SEC Settlement	0.01%	0.01%
Impact from Payment from Affiliate for Unrestricted Transfers	0.04	0.04
Total Return Excluding Payments from Affiliate	4.56	4.30

	For the Year Ended December 31, 2005
	Class IA	Class IB
Impact from Payment from Affiliate for Unrestricted Transfers	0.09%	0.09%
Total Return Excluding Payments from Affiliate	4.58	4.33

18

5.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$229,374
Sales Proceeds Excluding U.S. Government Obligations	181,821

6.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

7.	Fund Merger:

Reorganization of Hartford Fundamental Growth HLS Fund into Hartford Growth HLS Fund: At a meeting held on August 5, 2009, the Board of Directors of the Company approved a Form of Agreement and Plan of Reorganization (“Reorganization Agreement”) that provided for the reorganization of a series of the Company, Hartford Fundamental Growth HLS Fund (“Target Fund”), into another series of the Company, Hartford Growth HLS Fund (“Acquiring Fund”) (the “Reorganization”). The reorganization did not require shareholder approval by the shareholders of Hartford Fundamental Growth HLS Fund or Hartford Growth HLS Fund.

Pursuant to the Reorganization Agreement, on April 16, 2010, each holder of Class IA and Class IB shares of Hartford Fundamental Growth HLS Fund became the owner of full and fractional shares of the corresponding class in Hartford Growth HLS Fund having an equal aggregate value.

The merger was accomplished by tax free exchange as detailed below:

	Net assets of Target Fund on Merger Date	Target Fund shares exchanged	Acquiring Fund shares issued to the Target Fund's shareholders	Net assets of Acquiring Fund immediately before merger	Net assets of Acquiring Fund immediately after merger

Class IA	$54,822	6,125	5,038	$254,913	$309,735
Class IB	23,402	2,627	2,184	90,981	114,383
Total	$78,224	8,752	7,222	$345,894	$424,118

19

Hartford Growth HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

The Hartford Fundamental Growth HLS Fund had the following unrealized appreciation (depreciation), accumulated net realized losses and capital stock as of April 16, 2010.

	Unrealized	Accumulated Net
	Appreciation	Realized Gains
Fund	(Depreciation)	(Losses)	Capital Stock	Total
Target Fund	$12,596	$(23,682)	$89,310	$78,224

Assuming the acquisition had been completed on January 1, 2010, the beginning of the semi-annual reporting period of the Funds, Hartford Growth HLS Fund’s pro forma results of operations for the six-month period ended June 30, 2010, are as follows:

		Net Gain (Loss) on	Net Decrease in Net Assets
Fund	Net Investment Income	Investments	Resulting from Operations
Acquiring Fund	$84	$(41,347)	$(41,263)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Hartford Fundamental Growth HLS Fund that have been included in Hartford Growth HLS Fund’s statement of operations since April 16, 2010.

8.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

20

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21

Hartford Growth HLS Fund
Financial Highlights
- Selected Per-Share Date (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$10.07	$–	$–	$(1.04)	$(1.04)	$–	$–	$–	$–	$(1.04)	$9.03
IB	9.92	(0.01)	–	(1.03)	(1.04)	–	–	–	–	(1.04)	8.88

For the Year Ended December 31, 2009
IA	7.53	0.04	–	2.54	2.58	(0.04)	–	–	(0.04)	2.54	10.07
IB	7.42	0.02	–	2.49	2.51	(0.01)	–	–	(0.01)	2.50	9.92

For the Year Ended December 31, 2008
IA	13.39	0.03	–	(5.47)	(5.44)	(0.03)	(0.39)	–	(0.42)	(5.86)	7.53
IB	13.18	–	–	(5.37)	(5.37)	–	(0.39)	–	(0.39)	(5.76)	7.42

For the Year Ended December 31, 2007
IA	12.32	0.01	–	2.01	2.02	–	(0.95)	–	(0.95)	1.07	13.39
IB	12.17	(0.02)	–	1.98	1.96	–	(0.95)	–	(0.95)	1.01	13.18

For the Year Ended December 31, 2006
IA	12.54	0.01	0.01	0.56	0.58	(0.01)	(0.79)	–	(0.80)	(0.22)	12.32
IB	12.42	(0.02)	0.01	0.55	0.54	–	(0.79)	–	(0.79)	(0.25)	12.17

For the Year Ended December 31, 2005
IA	12.47	0.01	0.01	0.53	0.55	–	(0.48)	–	(0.48)	0.07	12.54
IB	12.38	(0.04)	0.01	0.55	0.52	–	(0.48)	–	(0.48)	0.04	12.42
(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)
During the six-month period ended June 30, 2010, the Fund incurred $49.9 million in sales associated with the transition of assets from Hartford Fundamental Growth HLS Fund, which merged into the Fund on April 16, 2010. These sales were excluded from the portfolio turnover calculation.

(H)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

22

- Ratios and Supplemental Data -

		Net Assets at	Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio
Total Return(B)		End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Turnover Rate(D)

(10.37	)%(E)	$253,475	0.85	%(F)	0.85	%(F)	0.06	%(F)	42	%(G)
(10.48	)(E)	91,186	1.10	(F)	1.10	(F)	(0.19	)(F)	–

34.24		242,406	0.88		0.88		0.44		85
33.90		86,556	1.13		1.13		0.20		–

(41.79)		203,993	0.84		0.84		0.27		93
(41.93)		81,720	1.09		1.09		0.02		–

16.78		388,985	0.83		0.83		0.11		101
16.49		189,987	1.08		1.08		(0.14)		–

4.61	(H)	379,601	0.84		0.84		0.10		95
4.35	(H)	190,063	1.09		1.09		(0.14)		–

4.67	(H)	345,558	0.84		0.84		0.02		76
4.42	(H)	206,105	1.09		1.09		(0.23)		–

23

Hartford Growth HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

24

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
[1]	Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
[2]	Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

25

Hartford Growth HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford Growth HLS Fund
Shareholder Meeting Results (Unaudited)

The following proposals were addressed and approved at a Special Meeting of Shareholders held on February 12, 2010.

Proposal to approve amendments to the Investment Management Agreement between the Fund and HL Investment Advisors, the purpose of which were to combine the administrative services for the Fund with the management services for the Fund under a single agreement.

Fund	For	Against	Abstain
Hartford Growth HLS Fund	26,880,498.747	609,731.058	868,656.261

Proposal to elect Lemma Senbet and John Walters, each currently a Director, as Directors of Hartford Series Fund Inc.

Lemma W. Senbet

Funds	For	Withheld
Hartford Series Fund, Inc.	5,079,578,022.902	241,839,974.106

John C. Walters

Funds	For	Withheld
Hartford Series Fund, Inc.	5,081,138,302.186	240,279,694.822

27

Hartford Growth HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2009	Ending Account Value June 30, 2010	Expenses paid during the period December 31, 2009 through June 30, 2010	Beginning Account Value December 31, 2009	Ending Account Value June 30, 2010	Expenses paid during the period December 31, 2009 through June 30, 2010	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$896.33	$4.00	$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class IB	$1,000.00	$895.23	$5.17	$1,000.00	$1,019.34	$5.51	1.10%	181	365

28

Hartford Growth HLS Fund
Approval of Investment Management Agreement (Unaudited)

The Board approved the annual continuation of the Investment Management Agreement (the “Agreement”) between Hartford Series Fund, Inc. (“HSF”) and HL Investment Advisors, LLC (“HL Advisors”) with respect to the Fund at its meeting on August 4-5, 2009. The Board’s considerations in approving the renewal of the Agreement are disclosed in the December 31, 2009 Annual Report for HSF.

At the November 4-5, 2009 meeting, the Board considered and approved amendments to the Agreement to include administrative services, which had been provided pursuant to a separate agreement, and investment management services under one agreement. The Board, including all of the Independent Directors, approved the amendments to the Agreement with respect to the Fund.

In approving the amendments, in addition to the information presented at the August meeting in connection with the annual review of the Agreement and the additional information provided throughout the year, the Board also considered the fact that the amendments did not result in an overall increase in fees to shareholders. The Board took note of the fact that the management of HL Advisors believes that the proposal to combine the administrative services with the investment management services under a single agreement will produce streamlined fee disclosure, resulting in greater transparency and clarity in the Fund’s prospectuses and financial reports. The Board further noted management's belief that the change would result in consistency across all of the Hartford Funds in the complex in that the funds of HSF are the only funds in the complex (other than the R share classes of the Hartford retail funds) that are subject to a separate administrative services fee. Finally, the Board noted management's view that the proposed changes to the Agreement should also serve to simplify the Board's annual consideration of the investment management arrangements for the Fund in that the investment management and administrative fees would be presented as a single fee for fee comparison purposes, which should facilitate the Board's analysis.

The shareholders of the Fund approved the amendments at a Special Meeting of Shareholders held on February 12, 2010. The amendments were effective as of March 1, 2010.

29

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

“The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. The prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-G10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford High Yield HLS Fund

Hartford High Yield HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford High Yield HLS Fund inception 09/30/1998
(subadvised by Hartford Investment Management Company)

Investment objective – Seeks high current income. Growth of capital is a secondary objective.

Performance Overview(1) 6/30/00 - 6/30/10
Growth of $10,000 investment

Barclays Capital U.S. Corporate High-Yield Bond Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	5	10
	Month†	Year	Year	Year
High Yield IA	4.96%	29.82%	6.56%	5.84%
High Yield IB	4.83%	29.50%	6.29%	5.59%
Barclays Capital U.S. Corporate
High-Yield Bond Index	4.51%	26.65%	7.15%	7.31%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

Portfolio Managers
James Serhant, CFA	Carlos Feged, CFA
Senior Vice President	Senior Vice President

How did the Fund perform?

The Class IA Shares of the Hartford High Yield HLS Fund returned 4.96% for the six-month period ended June 30, 2010, slightly ahead of its benchmark, the Barclay’s Capital U.S. Corporate High-Yield Bond Index, which returned 4.51%. The Fund outperformed the Lipper High Current Yield VP-UF Funds category, a group of funds with investment strategies similar to those of the Fund, which returned 3.38%.

Why did the Fund perform this way?

Year-to-date through June 2010, security selection has been the primary driver of Fund performance. On average, the Fund has held underweight (i.e. the Fund’s sector position was less than the benchmark position) allocations to a number of the best performing industries within the benchmark, most notably Financials. While from a weighting standpoint we were underweight versus the benchmark in six out of ten of the major industry sectors, our picks within each sector beat the benchmark in seven out of ten of the major industry sector categories.

Key drivers of performance over the period were AIG subsidiary American General Finance, which was up 18.17%, the after-market auto parts supplier United Components, up 17.19%, gaming concern MGM Resorts International up 6.52% and branded apparel manufacturer Quicksilver, Inc., up 15.84%. These securities are all high conviction names that the Fund has been invested in since last year, and that we still believe have upside potential from current levels. As these positions have grown through capital appreciation, we have taken, and will continue to take, profits in these securities, but we may also look to add if there are additional periods of weakness and our investment thesis remains intact.

The most significant drag on performance over the period was our participation in the new issue of Sorenson Communications. Sorenson provides communications services to the hearing impaired. While underwriting this first time High Yield bond issuer, we noted the strong financial profile of the business model that had high margins and strong free cash flow. The primary risk

2

to this company’s credit profile is that its per-minute charges are subject to review and set by the Federal Communications Commission (FCC) every three years. We factored in a 13.5% reduction in pricing when we underwrote the deal, but misjudged the risk of more draconian measures being taken by the FCC in the current budget constrained environment. The bond traded poorly amidst market volatility in late-January and early-February, but things got worse in May when the FCC sought comment on a new pricing methodology that implied a roughly 40% price reduction, much worse than the 13.5% decline we expected. This prompted another sell off of the bonds. On June 28th, the FCC announced the pricing rate for the 2011 fiscal year that was approximately 18% below the previous fiscal year. While this was worse than our original expectation, it was a measure better than the FCC’s original proposal. We have taken measures to adjust our position in the company and expect to work constructively with the company, other bondholders and the FCC to arrive at an outcome that maximizes value for bondholders.

What is the outlook?

Year-to-date High Yield market performance is on track to meet our beginning of the year expectations of 8%-10%, but the path is not what we expected. Instead of spreads tightening modestly as Treasury yields rose, spreads have actually widened because of a strong rally in Treasury bonds. We view this Treasury rally as a signal of a slower than normal economic recovery, which has put us on heightened alert for defaults. The key driver of negative High Yield returns is defaults. If the market begins to price in significant defaults for 2011 or 2012, we will see further spread widening.

For the moment, we continue to see a low default environment. Indeed, defaults year-to-date for the High Yield market remain very low at just 0.51% of par amount outstanding and 1.1% of issuers. Positive catalysts such as rising stars (bonds being upgraded to Investment Grade from High Yield by the ratings agencies), calls and tenders have dwarfed default figures and have buoyed the market. We expect this trend to continue as companies seek to extend out debt maturities. While we speculate that there may be a few specific defaults on the horizon and that the default rate may tick-up slightly, we do not at this point foresee a wave of defaults anywhere near what we saw in 2009.

With yields so low in other asset classes and defaults appearing to remain well below the historical average of 4%, we continue to see a firm bid to High Yield assets. For now, our return expectation remains 8%-10% for the High Yield market in 2010.

Diversification by Industry
as of June 30, 2010
Percentage of
Industry	Net Assets
Fixed Income Securities
Accommodation and Food Services	4.3%
Administrative Waste Management and Remediation	0.6
Agriculture, Forestry, Fishing and Hunting	0.9
Air Transportation	0.7
Apparel Manufacturing	0.5
Arts, Entertainment and Recreation	10.2
Chemical Manufacturing	2.8
Computer and Electronic Product Manufacturing	3.4
Construction	1.0
Educational Services	1.0
Fabricated Metal Product Manufacturing	0.9
Finance and Insurance	14.3
Food Manufacturing	1.2
Food Services	0.4
Health Care and Social Assistance	7.2
Information	14.4
Machinery Manufacturing	0.7
Mining	1.2
Miscellaneous Manufacturing	1.2
Motor Vehicle & Parts Manufacturing	2.4
Paper Manufacturing	1.9
Petroleum and Coal Products Manufacturing	8.2
Pipeline Transportation	0.8
Plastics and Rubber Products Manufacturing	0.5
Primary Metal Manufacturing	0.7
Printing and Related Support Activities	0.4
Professional, Scientific and Technical Services	2.6
Real Estate and Rental and Leasing	1.4
Retail Trade	4.9
Textile Product Mills	0.4
Truck Transportation	1.2
Utilities	3.7
Water Transportation	0.9
Wholesale Trade	1.4
Other Securities
Food, Beverage & Tobacco	0.0
Long Call Foreign Currency Option Contract	0.0
Long Put Foreign Currency Option Contract	0.0
Software & Services	0.0
Short-Term Investments	2.8
Other Assets and Liabilities	(1.1)
Total	100.0%

3

Diversification by Security Type
as of June 30, 2010
Percentage of
Category	Net Assets
Asset & Commercial Mortgage Backed Securities	0.0%
Call Options Purchased	0.0
Common Stocks	0.0
Corporate Bonds: Non-Investment Grade	92.5
Preferred Stocks	0.0
Put Options Purchased	0.0
Senior Floating Rate Interests: Non-Investment Grade	5.8
Warrants	0.0
Short-Term Investments	2.8
Other Assets and Liabilities	(1.1)
Total	100.0%

Distribution by Credit Quality
as of June 30, 2010
Percentage of
Credit Rating *	Net Assets
Ba / BB	15.9
B	50.4
Caa / CCC or Lower	31.0
Unrated	1.0
Cash	2.8
Other Assets and Liabilities	(1.1)
Total	100.0%

*
Does not apply to the fund itself. Based upon Moody’s and S&P long- term credit ratings for the fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short- term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes cash- like instruments and other short-term instruments.

4

Hartford High Yield HLS Fund
Schedule of Investments June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
	Finance and Insurance - 0.0%
	Soundview NIM Trust
$2,490	0.00%, 12/25/2036 ⌂●	$–

	Total asset & commercial mortgage backed securities (cost $2,478)	$–

CORPORATE BONDS: NON-INVESTMENT GRADE - 92.5%
	Accommodation and Food Services - 4.3%
	Harrah's Operating Co., Inc.
$2,120	10.75%, 02/01/2016	$1,691
2,610	11.25%, 06/01/2017	2,747
	MGM Mirage, Inc.
11,335	11.13%, 11/15/2017	12,497
13,690	11.38%, 03/01/2018 ■	12,868
		29,803
	Administrative Waste Management and Remediation - 0.6%
	Bankrate, Inc.
1,805	11.75%, 07/15/2015 ■☼	1,796
	West Corp.
2,760	9.50%, 10/15/2014	2,774
		4,570
	Agriculture, Forestry, Fishing and Hunting - 0.9%
	American Seafood Group LLC
2,390	10.75%, 05/15/2016 ■	2,456
1,465	15.00%, 05/15/2017 ■‡	1,322
	Weyerhaeuser Co.
2,835	7.38%, 03/15/2032	2,801
		6,579
	Air Transportation - 0.7%
	Continental Airlines, Inc.
3,051	7.37%, 12/15/2015	2,868
	United Air Lines, Inc.
1,975	9.88%, 08/01/2013 ■	2,024
		4,892
	Apparel Manufacturing - 0.5%
	Quiksilver, Inc.
3,850	6.88%, 04/15/2015	3,499

	Arts, Entertainment and Recreation - 8.4%
	Cenveo, Inc.
2,160	10.50%, 08/15/2016 ■	2,198
	Clear Channel Worldwide Holdings, Inc.
2,740	9.25%, 12/15/2017 ■	2,754
	Downstream Development Authority
2,200	12.00%, 10/15/2015 ■	2,068
	Equinix, Inc.
2,685	8.13%, 03/01/2018	2,745
	FireKeepers Development Authority
6,635	13.88%, 05/01/2015 ■	7,664
	First Data Corp.
11,012	10.55%, 09/24/2015	8,067
	Knight Ridder, Inc.
7,460	5.75%, 09/01/2017	4,588
6,125	6.88%, 03/15/2029	3,369
	Marquee Holdings, Inc.
2,985	9.51%, 08/15/2014	2,455
	McClatchy Co.
3,305	11.50%, 02/15/2017 ■	3,354
	Sinclair Broadcasting Group, Inc.
2,959	6.00%, 09/15/2012 ۞	2,744
	Sirius Satellite Radio, Inc.
1,450	7.00%, 12/01/2014 ۞■	1,374
	TL Acquisitions, Inc.
3,815	13.25%, 07/15/2015 ■	3,548
	UPC Germany GMBH
2,895	8.13%, 12/01/2017 ■	2,837
	Virgin Media Finance plc
2,855	9.50%, 08/15/2016	3,016
	XM Satellite Radio, Inc.
5,235	13.00%, 08/01/2013 ■	5,719
		58,500
	Chemical Manufacturing - 2.4%
	Eastman Kodak Co.
2,805	9.75%, 03/01/2018 ■	2,763
	Huntsman International LLC
3,910	5.50%, 06/30/2016 ■	3,421
	JohnsonDiversey Holdings, Inc.
1,995	8.25%, 11/15/2019 ■	2,055
	Lyondell Chemical Co.
5,850	11.00%, 05/01/2018	6,274
	Nalco Co.
2,075	8.88%, 11/15/2013	2,127
		16,640
	Computer and Electronic Product Manufacturing - 3.4%
	Advanced Micro Devices, Inc.
2,885	8.13%, 12/15/2017 ■‡	2,871
	Magnachip Semiconductor
2,715	10.50%, 04/15/2018 ■	2,762
	Nextel Communications, Inc.
2,140	7.38%, 08/01/2015	2,033
	Seagate Technology International
4,305	10.00%, 05/01/2014 ■	4,908
	Sorenson Communications
6,425	10.50%, 02/01/2015 ■	4,048
	Stratus Technologies, Inc.
2,575	12.00%, 03/29/2015 ■	2,243
	Triumph Group, Inc.
2,760	8.63%, 07/15/2018 ■	2,815
	Viasystems, Inc.
2,150	12.00%, 01/15/2015 ■	2,322
		24,002
	Construction - 1.0%
	D.R. Horton, Inc.
2,130	6.50%, 04/15/2016	2,055
	KB Home & Broad Home Corp.
2,325	6.25%, 06/15/2015	2,069
	Pulte Homes, Inc.
3,150	7.88%, 06/15/2032	2,733
		6,857
	Educational Services - 1.0%
	Laureate Education, Inc.
2,355	10.00%, 08/15/2015 ■	2,343

The accompanying notes are an integral part of these financial statements.

5

Hartford High Yield HLS Fund
Schedule of Investments – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 92.5% - (continued)
	Educational Services - 1.0% - (continued)
	Viant Holdings, Inc.
$4,379	10.13%, 07/15/2017 ■	$4,461
		6,804
	Fabricated Metal Product Manufacturing - 0.9%
	BWAY Holding Co.
1,725	10.00%, 06/15/2018 ■	1,799
	Crown Americas, Inc.
2,380	7.63%, 05/15/2017 ■	2,463
	Hillman Group, Inc.
2,035	10.88%, 06/01/2018 ■	2,096
		6,358
	Finance and Insurance - 13.6%
	American General Finance Corp.
29,068	6.90%, 12/15/2017	23,145
	Bank of America Capital II
5,140	8.00%, 12/15/2026	4,986
	CB Richard Ellis Service
2,535	11.63%, 06/15/2017	2,839
	CIT Group, Inc.
28,365	7.00%, 05/01/2017	25,528
	Ford Motor Credit Co.
7,850	12.00%, 05/15/2015	9,087
	GMAC LLC
4,100	7.00%, 02/01/2012	4,126
3,655	8.00%, 11/01/2031	3,372
	Host Hotels & Resorts L.P.
2,865	9.00%, 05/15/2017	3,066
	Hub International Holdings, Inc.
3,060	9.00%, 12/15/2014 ■	2,899
	Icahn Enterprises L.P.
3,525	7.75%, 01/15/2016 ■	3,428
	LBI Escrow Corp.
1,730	8.00%, 11/01/2017 ■	1,782
	Leucadia National Corp.
2,850	7.13%, 03/15/2017	2,750
	Liberty Mutual Group, Inc.
3,555	10.75%, 06/15/2058 ■	3,839
	Provident Funding Associates
3,460	10.25%, 04/15/2017 ■	3,495
	Reynolds Group Issuer, Inc.
965	8.50%, 05/15/2018 ■	947
		95,289
	Food Manufacturing - 1.2%
	Dole Food Co., Inc.
4,319	13.88%, 03/15/2014	5,064
	Smithfield Foods, Inc.
3,065	10.00%, 07/15/2014 ■	3,394
		8,458
	Food Services - 0.4%
	Landry's Restaurants, Inc.
2,675	11.63%, 12/01/2015	2,769

	Health Care and Social Assistance - 6.9%
	Biomet, Inc.
2,620	10.38%, 10/15/2017	2,816
	HCA, Inc.
7,360	7.50%, 11/15/2095	5,483
1,470	8.36%, 04/15/2024	1,367
2,620	8.50%, 04/15/2019	2,778
7,235	9.25%, 11/15/2016	7,669
	HealthSouth Corp.
2,615	10.75%, 06/15/2016	2,824
	IASIS Healthcare Capital Corp.
3,365	8.75%, 06/15/2014 ‡	3,348
	Inverness Medical Innovation, Inc.
2,775	9.00%, 05/15/2016	2,782
	Multiplan Corp.
3,230	10.38%, 04/15/2016 ■	3,311
	Rite Aid Corp.
10,415	7.70%, 02/15/2027	5,859
3,420	10.25%, 10/15/2019	3,407
	Select Medical Corp.
3,700	7.63%, 02/01/2015	3,478
	Valeant Pharmaceuticals
2,760	7.63%, 03/15/2020 ■	3,257
		48,379
	Information - 12.6%
	Charter Communications Holdings II LLC
3,680	13.50%, 11/30/2016	4,287
	Charter Communications Operating LLC
4,945	10.88%, 09/15/2014 ■	5,489
	Citizens Communications Co.
8,575	7.88%, 01/15/2027	7,739
	Clearwire Corp.
2,825	12.00%, 12/01/2015 ■	2,800
	CSC Holdings, Inc.
2,945	8.50%, 04/15/2014 ■	3,070
	GXS Worldwide, Inc.
2,955	9.75%, 06/15/2015 ■	2,822
	Intelsat Bermuda Ltd.
2,635	11.50%, 02/04/2017	2,629
	Intelsat Intermediate Holdings Ltd.
7,655	9.50%, 02/01/2015	7,789
	Intelsat Jackson Holdings Ltd.
8,940	11.50%, 06/15/2016	9,476
	Level 3 Financing, Inc.
8,995	10.00%, 02/01/2018 ■	7,960
	MetroPCS Wireless, Inc.
2,645	9.25%, 11/01/2014	2,724
	New Communications Holdings
2,775	8.25%, 04/15/2017 ■	2,786
	Qwest Corp.
3,010	7.25%, 10/15/2035	2,762
	Sprint Capital Corp.
8,560	8.38%, 03/15/2012	8,977
5,025	8.75%, 03/15/2032	4,799
	Videotron Ltee
3,356	9.13%, 04/15/2018	3,641
	Wind Acquisition Finance S.A.
2,910	11.75%, 07/15/2017 ■	2,983
1,938	12.00%, 12/01/2015 ■	2,006

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 92.5% - (continued)
	Information - 12.6% - (continued)
	Windstream Corp.
$3,390	8.63%, 08/01/2016	$3,416
		88,155
	Machinery Manufacturing - 0.7%
	Case New Holland, Inc.
2,175	7.75%, 09/01/2013	2,224
	Goodman Global, Inc.
2,470	13.50%, 02/15/2016	2,717
		4,941
	Mining - 1.2%
	Consol Energy, Inc.
2,670	8.00%, 04/01/2017 ■	2,757
	International Coal Group, Inc.
2,685	9.13%, 04/01/2018	2,685
	James River Coal Co.
2,835	9.38%, 06/01/2012	2,870
		8,312
	Miscellaneous Manufacturing - 1.2%
	Easton-Bell Sports, Inc.
2,705	9.75%, 12/01/2016 ■	2,800
	Reddy Ice Corp.
2,295	11.25%, 03/15/2015 ■	2,364
	Transdigm, Inc.
3,430	7.75%, 07/15/2014 ■	3,430
		8,594
	Motor Vehicle & Parts Manufacturing - 2.4%
	Cooper-Standard Automotive, Inc.
3,125	8.50%, 05/01/2018 ■	3,149
	ESCO Corp.
2,830	8.63%, 12/15/2013 ■	2,809
	Ford Motor Co.
4,730	9.22%, 09/15/2021	4,706
	UCI Holdco, Inc.
6,558	8.54%, 12/15/2013 Δ	6,361
		17,025
	Paper Manufacturing - 1.9%
	Appleton Papers, Inc.
3,173	11.25%, 12/15/2015 ■	2,697
	Domtar Corp.
2,900	10.75%, 06/01/2017	3,480
	Georgia-Pacific LLC
3,975	8.25%, 05/01/2016 ■	4,239
	Westvaco Corp.
2,486	8.20%, 01/15/2030	2,623
		13,039
	Petroleum and Coal Products Manufacturing - 7.9%
	Alon Refinancing Krotz Springs, Inc.
2,840	13.50%, 10/15/2014	2,741
	Bill Barrett Corp.
2,590	9.88%, 07/15/2016	2,745
	Chesapeake Energy Corp.
4,325	9.50%, 02/15/2015	4,779
	Crosstex Energy, Inc.
2,790	8.88%, 02/15/2018	2,787
	Denbury Resources, Inc.
2,530	9.75%, 03/01/2016	2,733
	Drummond Co., Inc.
2,735	9.00%, 10/15/2014 ■	2,749
	Ferrellgas Partners L.P.
1,980	9.13%, 10/01/2017 ■	2,064
	Gibson Energy
2,055	10.00%, 01/15/2018	1,952
	Headwaters, Inc.
2,675	11.38%, 11/01/2014	2,702
	Key Energy Services, Inc.
2,835	8.38%, 12/01/2014	2,817
	Linn Energy LLC
3,775	11.75%, 05/15/2017	4,285
	Opti Canada, Inc.
1,385	8.25%, 12/15/2014	1,205
680	9.00%, 12/15/2012 ■	687
	Petrohawk Energy Corp.
2,945	9.13%, 07/15/2013	3,070
	Plains Exploration & Production Co.
3,975	10.00%, 03/01/2016	4,253
	Rosetta Resources, Inc.
2,775	9.50%, 04/15/2018 ■	2,761
	Sandridge Energy, Inc.
2,890	8.63%, 04/01/2015	2,807
	Star Gas Partners L.P.
1,233	10.25%, 02/15/2013	1,242
	Targa Resources Partners
2,790	11.25%, 07/15/2017 ■	3,055
	Western Refining, Inc.
3,915	11.25%, 06/15/2017 ■‡	3,562
		54,996
	Pipeline Transportation - 0.8%
	Dynegy Holdings, Inc.
3,900	7.75%, 06/01/2019	2,696
	El Paso Corp.
3,165	7.80%, 08/01/2031	3,128
		5,824
	Plastics and Rubber Products Manufacturing - 0.5%
	Plastipak Holdings, Inc.
2,170	10.63%, 08/15/2019 ■	2,409
	Solo Cup Co.
1,510	8.50%, 02/15/2014	1,355
		3,764
	Primary Metal Manufacturing - 0.7%
	Novelis, Inc.
2,525	11.50%, 02/15/2015	2,639
	Steel Dynamics, Inc.
2,040	7.75%, 04/15/2016	2,050
		4,689
	Printing and Related Support Activities - 0.4%
	Harland Clarke Holdings
3,090	9.50%, 05/15/2015	2,812

	Professional, Scientific and Technical Services - 2.6%
	Affinion Group, Inc.
2,670	10.13%, 10/15/2013	2,737
11,870	11.50%, 10/15/2015	12,463
	Global Geopysical Services, Inc.
2,870	10.50%, 05/01/2017 ■	2,755
		17,955

The accompanying notes are an integral part of these financial statements.

7

Hartford High Yield HLS Fund
Schedule of Investments – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 92.5% - (continued)
	Real Estate and Rental and Leasing - 1.4%
	Ashtead Capital, Inc.
$3,495	9.00%, 08/15/2016 ■	$3,425
	Hertz Corp.
1,685	8.88%, 01/01/2014	1,706
	Maxim Crane Works L.P.
2,805	12.25%, 04/15/2015 ■	2,745
	Realogy Corp.
2,008	11.75%, 04/15/2014	1,677
		9,553
	Retail Trade - 4.9%
	Building Materials Corp.
2,835	7.50%, 03/15/2020 ■	2,785
	Dollar General Corp.
6,489	11.88%, 07/15/2017	7,373
	Great Atlantic & Pacific Tea Co., Inc.
1,460	11.38%, 08/01/2015 ■	1,216
	J.C. Penney Co., Inc.
2,820	7.63%, 03/01/2097	2,623
	Macys, Inc.
2,895	6.90%, 04/01/2029	2,786
	Michaels Stores, Inc.
4,275	11.38%, 11/01/2016	4,446
	Nebraska Book Co.
4,230	10.00%, 12/01/2011	4,230
	Supervalu, Inc.
3,870	8.00%, 05/01/2016	3,831
	United Components, Inc.
2,105	9.38%, 06/15/2013	2,115
	Yankee Acquisition Corp.
3,080	8.50%, 02/15/2015	3,115
		34,520
	Textile Product Mills - 0.4%
	Interface, Inc.
2,440	11.38%, 11/01/2013	2,733

	Truck Transportation - 0.7%
	Swift Transportation Co., Inc.
5,080	12.50%, 05/15/2017 ■	4,801

	Utilities - 3.7%
	AES Corp.
2,595	9.75%, 04/15/2016 ■‡	2,790
	Calpine Corp.
3,680	7.25%, 10/15/2017 ■	3,533
	Edison Mission Energy
5,235	7.00%, 05/15/2017	3,350
	Energy Future Holdings Corp.
7,665	11.25%, 11/01/2017	4,982
	Mirant North America LLC
2,020	7.38%, 12/31/2013	2,065
	NRG Energy, Inc.
6,305	8.50%, 06/15/2019	6,407
	Reliant Energy, Inc.
2,634	9.24%, 07/02/2017	2,740
		25,867
	Water Transportation - 0.9%
	Royal Caribbean Cruises Ltd.
2,915	11.88%, 07/15/2015	3,352
	Ship Finance International Ltd.
2,875	8.50%, 12/15/2013	2,832
		6,184
	Wholesale Trade – 1.4%
	McJunkin Red Man Corp.
3,060	9.50%, 12/15/2016 ■	2,968
	Michael Foods, Inc.
1,350	9.75%, 07/15/2018 ■	1,387
	Spectrum Brands, Inc.
1,305	9.50%, 06/15/2018 ■	1,346
3,545	12.00%, 08/28/2019	3,864
		9,565
	Total corporate bonds: non-investment grade (cost $625,041)	$646,728

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 5.8%
	Arts, Entertainment and Recreation - 1.8%
	AMC Entertainment Holdings, Inc.
$6,389	5.54%, 06/13/2012 ±	$5,878
	Canwest MediaWorks L.P.
2,760	7.00%, 06/05/2016 ◊☼	2,686
	Chester Downs and Marina LLC
1,346	12.38%, 07/31/2016 ±	1,338
	Six Flags, Inc.
2,769	9.25%, 12/31/2016 ±☼	2,764
		12,666
	Chemical Manufacturing - 0.4%
	Ineos Group
1,368	7.50%, 12/16/2013 ◊☼	1,310
1,554	8.00%, 12/16/2014 ◊☼	1,488
		2,798
	Finance and Insurance - 0.7%
	Nuveen Investments, Inc.
4,848	12.50%, 07/31/2015 ±☼	5,032

	Health Care and Social Assistance - 0.3%
	IASIS Healthcare Capital Corp.
2,554	5.59%, 06/13/2014 ±	2,273

	Information – 1.8%
	Level 3 Communications Corp.
7,372	11.50%, 03/13/2014 ±	7,906
	WideOpenWest Finance LLC
5,326	6.61%, 06/29/2015 ±	4,646
		12,552
	Petroleum and Coal Products Manufacturing - 0.3%
	Turbo Beta Ltd.
2,586	14.50%, 03/12/2018 ±⌂	2,082

	Truck Transportation - 0.5%
	Swift Transportation Co., Inc.
3,725	8.25%, 05/10/2014 ±	3,441

	Total senior floating rate interests: non-investment grade (cost $41,328)	$40,844
The accompanying notes are an integral part of these financial statements.

8

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
	Long Call Foreign Currency Option Contract - 0.0%
	AUD/USD/MXN Binary
810	Expiration: December, 2010 и	$23

	Total call options purchased (cost $81)	$23

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Long Put Foreign Currency Option Contract - 0.0%
	AUD/MXN Currency Swap
9,240	Expiration: December, 2010, Exercise Price:
	$10.50	$175

	Total put options purchased (cost $179)	$175

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 0.0%
	Software & Services - 0.0%
43	Stratus Technologies, Inc. †	$–

	Total common stocks (cost $–)	$–

PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
10	Stratus Technologies, Inc. †	$–

	Total preferred stocks (cost $–)	$–

WARRANTS - 0.0%
	Food, Beverage & Tobacco - 0.0%
1	ASG ■	$111

	Total warrants (cost $–)	$111

	Total long-term investments (cost $669,107)	$687,881

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.8%
	Investment Pools and Funds - 2.8%
19,335	JP Morgan U.S. Government Money Market Fund		$19,335
–	State Street Bank U.S. Government Money Market Fund		–
			19,335
	Total short-term investments (cost $19,335)		$19,335

	Total investments (cost $688,442) ▲	101.1%	$707,216
	Other assets and liabilities	(1.1)%	(7,740)
	Total net assets	100.0%	$699,476

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.1% of total net assets at June 30, 2010.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $690,253 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$28,771
Unrealized Depreciation	(11,808)
Net Unrealized Appreciation	$16,963

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at June 30, 2010, was $–, which represents –% of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at June 30, 2010, was $223,014, which represents 31.88% of total net assets.

۞	Convertible security.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at June 30, 2010 was $9,490.

±	The interest rate disclosed for these securities represents the average coupon as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

9

Hartford High Yield HLS Fund
Schedule of Investments – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

◊	The interest rate disclosed for these securities represents an estimated average coupon as of June 30, 2010.

♦
Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

и
This security has exercise limitations. It can only be exercised on expiration date, provided that two conditions are met: the Australian Dollar exchange rate is less than 0.805 and the Mexican Peso exchange rate is less than 12.55. If these conditions are not met, the option can not be exercised and premium paid is forfeited.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
02/2007	$2,490	Soundview NIM Trust, 0.00%,
		12/25/2036 - 144A	$2,478
06/2008 -	$2,586	Turbo Beta Ltd., 14.50%,
05/2010		03/12/2018	2,586

The aggregate value of these securities at June 30, 2010 was $2,082 which represents 0.30% of total net assets.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

10

Hartford High Yield HLS Fund
Investment Valuation Hierarchy Level Summary June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$–	$–	$–	$–
Call Options Purchased	23	–	–	23
Common Stocks ‡	–	–	–	–
Corporate Bonds: Non-Investment Grade	646,728	–	634,841	11,887
Preferred Stocks	–	–	–	–
Put Options Purchased	175	175	–	–
Senior Floating Rate Interests: Non-Investment Grade	40,844	–	40,844	–
Warrants	111	111	–	–
Short-Term Investments	19,335	19,335	–	–
Total	$707,216	$19,621	$675,685	$11,910

♦ For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.
† The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance as
	December	Gain	Appreciation		Net			Into	Out of	of June
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	30, 2010
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$(2	)†	$2	$—	$—	$—	$—	$—
Common Stock	—	—	—	‡	—	—	—	—	—	—
Corporate Bonds and Senior Floating Rate Interests	4,970	14	103	§	3	9,965	(749)	—	(2,419)	11,887
Preferred Stock	—	—	—	‡	—	—	—	—	—	—
Options Purchased	—	—	(58	)**	—	81	—	—	—	23
Total	$4,970	$14	$43		$5	$10,046	$(749)	$—	$(2,419)	$11,910

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted- transfer into Level 3 versus securities where trading has resumed - transfer out of Level 3.
2) Broker quoted securities - transfer into Level 3 versus quoted prices in active markets - transfer out of Level 3.
3) Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3.
†	Change in unrealized gains or losses in the current period relating to assets still held at June 30, 2010 was $(2).
‡	Change in unrealized gains or losses in the current period relating to assets still held at June 30, 2010 was $—.
§	Change in unrealized gains or losses in the current period relating to assets still held at June 30, 2010 was $103.
**	Change in unrealized gains or losses in the current period relating to assets still held at June 30, 2010 was $(58).

The accompanying notes are an integral part of these financial statements.

11

Hartford High Yield HLS Fund
Statement of Assets and Liabilities June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $688,442)	$707,216
Cash	104
Foreign currency on deposit with custodian (cost $—)	—
Receivables:
Investment securities sold	5,050
Fund shares sold	394
Dividends and interest	14,774
Other assets	1
Total assets	727,539
Liabilities:
Payables:
Investment securities purchased	23,622
Fund shares redeemed	4,287
Investment management fees	107
Distribution fees	9
Accrued expenses	38
Total liabilities	28,063
Net assets	$699,476
Summary of Net Assets:
Capital stock and paid-in-capital	$738,721
Accumulated undistributed net investment income	36,033
Accumulated net realized loss on investments and foreign currency transactions	(94,052)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	18,774
Net assets	$699,476
Shares authorized	2,800,000
Par value	$0.001
Class IA: Net asset value per share	$8.33
Shares outstanding	63,093
Net assets	$525,512
Class IB: Net asset value per share	$8.24
Shares outstanding	21,122
Net assets	$173,964

The accompanying notes are an integral part of these financial statements.

12

Hartford High Yield HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$4
Interest	34,937
Total investment income, net	34,941

Expenses:
Investment management fees	2,235
Administrative service fees	232
Transfer agent fees	1
Distribution fees - Class IB	227
Custodian fees	15
Accounting services fees	64
Board of Directors' fees	7
Audit fees	7
Other expenses	86
Total expenses	2,874
Net investment income	32,067

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	38,210
Net realized gain on forward foreign currency contracts	2
Net realized loss on other foreign currency transactions	(1)
Net Realized Gain on Investments and Foreign Currency Transactions	38,211

Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(36,169)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	1
Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions	(36,168)
Net Gain on Investments and Foreign Currency Transactions	2,043
Net Increase in Net Assets Resulting from Operations	$34,110

The accompanying notes are an integral part of these financial statements.

13

Hartford High Yield HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income	$32,067	$58,862
Net realized gain (loss) on investments and foreign currency transactions	38,211	(6,160)
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	(36,168)	179,380
Payment from affiliate	—	201
Net increase in net assets resulting from operations	34,110	232,283
Distributions to Shareholders:
From net investment income
Class IA	—	(41,516)
Class IB	—	(14,722)
Total distributions	—	(56,238)
Capital Share Transactions:
Class IA
Sold	91,552	177,624
Issued on reinvestment of distributions	—	41,516
Redeemed	(118,578)	(112,917)
Total capital share transactions	(27,026)	106,223
Class IB
Sold	20,894	55,710
Issued on reinvestment of distributions	—	14,722
Redeemed	(44,334)	(55,312)
Total capital share transactions	(23,440)	15,120
Net increase (decrease) from capital share transactions	(50,466)	121,343
Net increase (decrease) in net assets	(16,356)	297,388
Net Assets:
Beginning of period	715,832	418,444
End of period	$699,476	$715,832
Accumulated undistributed (distribution in excess of) net investment income	$36,033	$3,966
Shares:
Class IA
Sold	11,143	25,906
Issued on reinvestment of distributions	—	5,288
Redeemed	(14,461)	(16,052)
Total share activity	(3,318)	15,142
Class IB
Sold	2,560	8,244
Issued on reinvestment of distributions	—	1,894
Redeemed	(5,474)	(8,053)
Total share activity	(2,914)	2,085

The accompanying notes are an integral part of these financial statements.

14

Hartford High Yield HLS Fund
Notes to Financial Statements June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford High Yield HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-nine portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are

15

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Debt securities (other than short-term obligations and senior floating rate interests) held by the Fund are valued using bid prices or using valuations based on a matrix system (which considers factors such as security prices, yield, maturity and ratings) as provided by independent pricing services. Senior floating rate interests generally trade in over-the-counter markets and are priced through an independent pricing service utilizing market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by the Fund’s Board of Directors. Generally, the Fund may use fair valuation in regard to debt securities when the Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that mature in 60 days or less are generally valued at amortized cost, which approximates market value.

Foreign-denominated assets, including investment securities, and liabilities are translated from the local currency into U.S. dollars using exchange rates obtained from an independent third party as of the Fund’s Valuation Time.

Options contracts on securities, currencies, indices, futures contracts, commodities and other instruments shall be valued at their last reported sale price at the Valuation Time on the Primary Market on which the instrument is traded. If the instrument did not trade on the Primary Market, it may be valued at the most recent sale price at the Valuation Time on another exchange or market where it did trade. If it is not possible to determine the last reported sale price on the Primary Market or another exchange or market at the Valuation Time, the value of the security shall be taken to be the most recent mean between bid and asked prices on such exchange or market at the Valuation Time. Absent both bid and asked prices on such exchange, the bid price may be used.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively. If a settlement price is not available, futures contracts will be valued at the most recent trade price as of the Valuation Time. If there were no trades, the contract shall be valued at the mean of the closing bid and asked prices as of the Valuation Time.

Forward foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Forward foreign currency contracts are valued using foreign currency exchange rates and forward rates on the Valuation Date from an independent pricing service.

16

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the valuation date.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

Foreign Currency – Based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – Valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

17

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level are shown as if they occurred at the beginning of the period.

Refer to the Investment Valuation Hierarchy Levels Summary and the Level 3 roll forward reconciliation found following the Schedules of Investments.

c)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held. Exchange rate

18

fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

d)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management Company (“Hartford Investment Management”), a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

e)
Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Forward foreign currency contracts may be used to hedge against adverse fluctuations in exchange rates between currencies.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding forward foreign currency contracts as of June 30, 2010.

f)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

g)
Illiquid and Restricted Securities – The Fund is permitted to invest up to 15% of its net assets in illiquid securities. “Illiquid Securities” are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid securities or other investments when its sub-adviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to

19

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

value, due to the unavailability of reliable market quotations for such securities or investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted securities as of June 30, 2010.

h)
Securities Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for securities that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. During this period, such securities are subject to market fluctuations, and the Fund identifies securities segregated in its records with value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed delivery securities as of June 30, 2010.

i)
Credit Risk – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a Fund which holds securities with higher credit risk may be more volatile than funds holding bonds with lower credit risk.

j)
Senior Floating Rate Interests – The Fund, as shown in the Schedule of Investments, may invest in senior floating rate interests. Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

k)
Prepayment/Interest Rate Risks – Most senior floating rate interests and certain debt securities allow for prepayment of principal without penalty. Senior floating rate interests and securities subject to prepayment risk generally offer less potential for gains when interest rates decline. In addition, with respect to securities, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage backed securities and certain asset backed securities. Accordingly, the potential for the value of a senior floating rate interest or debt security to increase in response to interest rate declines is limited. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Senior floating rate interests or debt securities purchased to replace a prepaid loan or a debt security may have lower yields than the yield on the prepaid loan or debt security. Senior floating rate interests generally are subject to mandatory and/or optional prepayment. These mandatory prepayment conditions and the possibility of significant economic incentives for the Borrower to repay, may cause prepayments of senior floating rate interests. As a result, the actual remaining maturity of senior floating rate interests held may be substantially less than the stated maturities shown in the Schedule of Investments.

The market value of senior floating rate interests and debt securities held by the Fund may be affected by fluctuations in market interest rates. The market value of these investments tends to decline when interest rates rise and tends to increase when interest rates fall.

20

i)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

i)	Additional Derivative Instrument(s) Information

Derivative Instrument(s) as of June 30, 2010.

	Statement of Assets and Liabilities Location
Risk Exposure Category	Asset Derivatives	Liability Derivatives
Foreign exchange contracts	Investments in securities, at value (Purchased Options), Market Value	$198

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2010.

Realized Gain/Loss and Change in Unrealized Appreciation (Depreciation) on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$—	$2	$—	$2
Total	$—	$—	$—	$2	$—	$2

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	—	(62)	—	—	—	$(62)
Total	$—	$(62)	$—	$—	$—	$(62)

n)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Futures and Options:

The Fund is subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may invest in futures and options contracts in order to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract is an agreement between two parties to buy and sell an asset at a set price on a future date. When the Fund enters into such futures contracts, it is required to deposit with a futures commission merchant an amount of “initial margin” of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called variation margin, to and from the broker, are made on a daily basis as the price of the underlying asset fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Fund.

21

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

At any time prior to the expiration of the futures contract, the Fund may close the position by taking an opposite position, which would effectively terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a gain or loss.

The use of futures contracts involves elements of market risk, which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contracts may decrease the effectiveness of the Fund’s strategy and potentially result in loss. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded through a clearing house. The clearing house requires sufficient collateral to cover margins. As of June 30, 2010, there were no outstanding futures contracts.

An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The premium paid by the Fund for the purchase of a call or put option is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period.

The Fund may write (sell) covered options. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. The Fund receives a premium for writing a call or put option, which is recorded on the Fund’s Statement of Assets and Liabilities and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in the value of such options, which may exceed the related premiums received. The maximum amount of loss with respect to the Fund’s written put option is the cost of buying the underlying security or currency. The maximum loss may be offset by proceeds received from selling the underlying securities or currency. The Fund, as shown on the Schedule of Investments, had outstanding purchased option contracts as of June 30, 2010. There were no transactions involving written option contracts during the six-month period ended June 30, 2010.

4.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

22

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$56,238	$52,407

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$4,249
Accumulated Capital and Other Losses*	(130,452)
Unrealized Appreciation†	53,132
Total Accumulated Deficit	$(73,071)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†
The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$(128)
Accumulated Net Realized Gain (Loss) on Investments	1,002
Paid-in-Capital	(874)

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2011	$13,116
2014	2,846
2016	62,492
2017	51,998
Total	$130,452

As of December 31, 2009, the Fund had $875 in expired capital loss carryforwards.

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

23

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

5.	Expenses:

a)
Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford, serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Hartford Investment Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Hartford Investment Management.

b)
Administrative Services Agreement – For the two-month period January 1, 2010 through February 28, 2010, under the Administrative Services Agreement between HLIC and the Company, on behalf of the Fund, HLIC provided administrative services to the Fund and received monthly compensation at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund assumed and paid certain other expenses (including, but not limited to, accounting, custodian, state taxes and Directors’ fees). Effective March 1, 2010, the Investment Management Agreement was amended to include the administrative services for the Fund and the separate administrative services agreement was terminated.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services and to HLIC for administrative services rendered from January 1, 2010 through February 28, 2010, and the rates of compensation paid to the HL Advisors for the combined services from March 1, 2010 through June 30, 2010; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $500 million	0.7000%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6050%
Over $10 billion	0.5950%

c)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.018%
On next $5 billion	0.016%
Over $10 billion	0.014%

d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

e)
Fees Paid Indirectly – The Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, the Fund had no fee reductions.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

24

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.74%	0.75%	0.74%	0.72%	0.72%	0.76%
Class IB	0.99	1.00	0.99	0.97	0.97	1.01

f)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

g)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $2. Hartford Investor Services Company, LLC ("HISC"), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. The amount HISC was compensated for providing such services can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

h)
Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provides that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009, as follows:

Amount
Reimbursement	$201

On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of The Hartford’s variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford settled this matter without admitting or denying the findings of the SEC.

The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and it is offered directly to certain qualified retirement plans (collectively “Products”). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, Inc. (“Hartford Life”) (the issuers of such variable annuity products), the Fund’s ability to restrict transfers by certain owners of older variable annuity products was limited. During 2006, these annuity owners surrendered the older variable annuity contracts that were the subject of prior litigation. In February 2005, Hartford Life agreed with the

25

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contracts owners.

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.03%	0.03%
Total Return Excluding Payments from Affiliate	50.41	50.04

	For the Year Ended December 31, 2006
	Class IA	Class IB
Impact from Payment from Affiliate for Unrestricted Transfers	0.02%	0.02%
Total Return Excluding Payments from Affiliate	11.15	10.87

	For the Year Ended December 31, 2005
	Class IA	Class IB
Impact from Payment from Affiliate for Unrestricted Transfers	0.57%	0.56%
Total Return Excluding Payments from Affiliate	1.56	1.29

6.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$518,741
Sales Proceeds Excluding U.S. Government Obligations	533,241

7.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

8.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

26

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27

Hartford High Yield HLS Fund
Financial Highlights
- Selected Per-Share Date (A) -

	Net Asset			Net Realized						Net Increase
	Value at		Payments	and Unrealized	Total from	Dividends from	Distributions			(Decrease) in	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	Net Asset	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Value	of Period

For the Six-Month Period Ended June 30, 2010(E) (Unaudited)
IA	$7.94	$0.37	$–	$0.02	$0.39	$–	$–	$–	$–	$0.39	$8.33
IB	7.86	0.35	–	0.03	0.38	–	–	–	–	0.38	8.24

For the Year Ended December 31, 2009(E)
IA	5.73	0.73	–	2.16	2.89	(0.68)	–	–	(0.68)	2.21	7.94
IB	5.68	0.70	–	2.14	2.84	(0.66)	–	–	(0.66)	2.18	7.86

For the Year Ended December 31, 2008
IA	8.87	0.83	–	(3.12)	(2.29)	(0.85)	–	–	(0.85)	(3.14)	5.73
IB	8.78	0.83	–	(3.11)	(2.28)	(0.82)	–	–	(0.82)	(3.10)	5.68

For the Year Ended December 31, 2007(E)
IA	9.35	0.71	–	(0.45)	0.26	(0.74)	–	–	(0.74)	(0.48)	8.87
IB	9.27	0.68	–	(0.45)	0.23	(0.72)	–	–	(0.72)	(0.49)	8.78

For the Year Ended December 31, 2006(E)
IA	9.80	0.72	–	0.31	1.03	(1.48)	–	–	(1.48)	(0.45)	9.35
IB	9.70	0.69	–	0.30	0.99	(1.42)	–	–	(1.42)	(0.43)	9.27

For the Year Ended December 31, 2005
IA	10.26	0.74	0.05	(0.58)	0.21	(0.67)	–	–	(0.67)	(0.46)	9.80
IB	10.17	0.71	0.05	(0.59)	0.17	(0.64)	–	–	(0.64)	(0.47)	9.70

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Per share amounts have been calculated using the average shares method.
(F)	Not annualized.
(G)	Annualized.
(H)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

28

- Ratios and Supplemental Data -
			Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio Turnover
Total Return(B)		Net Assets at End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Rate(D)

4.96	%(F)	$525,512	0.74	%(G)	0.74	%(G)	9.06	%(G)	74%
4.83	(F)	173,964	0.99	(G)	0.99	(G)	8.81	(G)	–

50.46	(H)	527,000	0.75		0.75		10.32		173
50.08	(H)	188,832	1.00		1.00		10.08		–

(25.23)		293,839	0.74		0.74		9.05		101
(25.42)		124,701	0.99		0.99		8.76		–

2.79		460,243	0.77		0.72		7.47		148
2.53		222,712	1.02		0.97		7.20		–

11.17	(H)	471,327	0.77		0.72		7.39		160
10.89	(H)	264,525	1.02		0.97		7.14		–

2.13	(H)	443,859	0.77		0.76		6.51		138
1.85	(H)	272,538	1.02		1.01		6.25		–

29

Hartford High Yield HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

30

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
1 Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
2 Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009)) Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

31

Hartford High Yield HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32

Hartford High Yield HLS Fund
Shareholder Meeting Results (Unaudited)

The following proposal was addressed and approved at a Special Meeting of Shareholders held on February 12, 2010.

Proposal to approve amendments to the Investment Management Agreement between the Fund and HL Investment Advisors, the purpose of which were to combine the administrative services for the Fund with the management services for the Fund under a single agreement.

Fund	For	Against	Abstain
Hartford High Yield HLS Fund	71,849,029.344	1,994,128.998	2,286,514.929

Proposal to elect Lemma Senbet and John Walters, each currently a Director, as Directors of Hartford Series Fund Inc.

Lemma W. Senbet

Funds	For	Withheld
Hartford Series Fund, Inc.	5,079,578,022.902	241,839,974.106

John C. Walters

Funds	For	Withheld
Hartford Series Fund, Inc.	5,081,138,302.186	240,279,694.822

33

Hartford High Yield HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$1,049.62	$3.76	$1,000.00	$1,021.12	$3.71	0.74%	181	365
Class IB	$1,000.00	$1,048.34	$5.03	$1,000.00	$1,019.89	$4.96	0.99%	181	365

34

Hartford High Yield HLS Fund
Approval of Investment Management Agreement (Unaudited)

The Board approved the annual continuation of the Investment Management Agreement (the “Agreement”) between Hartford Series Fund, Inc. (“HSF”) and HL Investment Advisors, LLC (“HL Advisors”) with respect to the Fund at its meeting on August 4-5, 2009. The Board’s considerations in approving the renewal of the Agreement are disclosed in the December 31, 2009 Annual Report for HSF.

At the November 4-5, 2009 meeting, the Board considered and approved amendments to the Agreement to include administrative services, which had been provided pursuant to a separate agreement, and investment management services under one agreement. The Board, including all of the Independent Directors, approved the amendments to the Agreement with respect to the Fund.

In approving the amendments, in addition to the information presented at the August meeting in connection with the annual review of the Agreement and the additional information provided throughout the year, the Board also considered the fact that the amendments did not result in an overall increase in fees to shareholders. The Board took note of the fact that the management of HL Advisors believes that the proposal to combine the administrative services with the investment management services under a single agreement will produce streamlined fee disclosure, resulting in greater transparency and clarity in the Fund’s prospectuses and financial reports. The Board further noted management's belief that the change would result in consistency across all of the Hartford Funds in the complex in that the funds of HSF are the only funds in the complex (other than the R share classes of the Hartford retail funds) that are subject to a separate administrative services fee. Finally, the Board noted management's view that the proposed changes to the Agreement should also serve to simplify the Board's annual consideration of the investment management arrangements for the Fund in that the investment management and administrative fees would be presented as a single fee for fee comparison purposes, which should facilitate the Board's analysis.

The shareholders of the Fund approved the amendments at a Special Meeting of Shareholders held on February 12, 2010. The amendments were effective as of March 1, 2010.

35

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

“The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. The prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-HY10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford Index HLS Fund

Hartford Index HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford Index HLS Fund inception 05/01/1987
(subadvised by Hartford Investment Management Company)

Investment objective – Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

Performance Overview(1) 6/30/00 - 6/30/10
Growth of $10,000 investment

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	5	10
	Month†	Year	Year	Year
Index IA	-6.78%	14.07%	-1.06%	-1.93%
Index IB	-6.90%	13.79%	-1.31%	-2.17%
S&P 500 Index	-6.64%	14.43%	-0.80%	-1.59%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

Portfolio Manager
Deane Gyllenhaal
Vice President

How did the Fund perform?

The Class IA shares of the Hartford Index HLS Fund returned -6.78% for the six-month period ended June 30, 2010, underperforming its benchmark, the S&P 500 Index, which returned -6.64%, and outperforming the Lipper S&P 500 Index VP-UF Funds category, a group of funds with investment strategies similar to those of the Fund, which returned -6.80%.

Why did the Fund perform this way?

For the period, the Fund slightly underperformed the index. Much of the performance variance is attributable to day to day frictions within the Fund, such as investing cash flows and the impact of having a cash allocation. Roughly one basis point of return was due to the lack of the Hartford Financial Services Group (HIG) stock exposure within the Fund. The Fund carried an index relative underweight (i.e. the Fund’s sector position was less than the benchmark position) to HIG, which underperformed in June. Because of internal Hartford Investment Management Company (HIMCO) requirements, the Fund does not purchase stock of HIMCO's parent, HIG. This exposure is reallocated across the Life/Health Insurance and Property/Casualty Insurance and Multiline Insurance industries.

After positive returns in the first quarter and through April, the S&P 500 Index slid in May and June bringing the index returns for the period into negative territory. All ten of the sectors in the benchmark had negative returns for the first six months of the year. The Materials sector declined the most, dropping 12.8%. Energy declined 12.1% and Information Technology fell 10.6%. Industrials and Consumer Discretionary both retreated, 0.9% and 1.5%, respectively, and were the best performing sectors.

Looking at individual stocks within the benchmark, the following three constituents led the way: Zions Bancorp returned 68.2% for the first six months, Akamai Technology rose 61.2% and Huntington Bancshares gained 52.3%. The stocks that lagged for the period included, NVIDIA Corp. which fell 45.3%, Dean Foods gave up 44.2%, followed by AK Steel Holdings Corp. which dropped 43.9%.

2

What is the outlook?

2010 had a promising start with the S&P 500 Index up 5.4% in the first quarter. However, weakness in the second quarter has brought the index into negative territory, as the S&P 500 Index fell 11.4%. The performance of international markets has been volatile, driven by uncertainty surrounding the Eurozone’s long-term economic stability. We believe that equities can appreciate further, but the current risk factors must stay contained and corporate revenues need to grow in order to support the forecasted earnings over the next two years.

We believe volatility in the equity markets will likely be elevated for some time. Although the risk of a double-dip recession still exists, we feel an extended period of low growth seems more likely at this point. Given continued weak consumer consumption and high unemployment, we do not anticipate significant inflation in the short term. High unemployment and low inflation continue to imply that the Federal Funds Rate will remain unchanged, thus, we expect that short-term U.S. interest rates will remain low for the foreseeable future.

Diversification by Industry
as of June 30, 2010

Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	0.6%
Banks (Financials)	3.2
Capital Goods (Industrials)	7.6
Commercial & Professional Services (Industrials)	0.6
Consumer Durables & Apparel (Consumer Discretionary)	1.1
Consumer Services (Consumer Discretionary)	1.8
Diversified Financials (Financials)	7.7
Energy (Energy)	10.6
Food & Staples Retailing (Consumer Staples)	2.5
Food, Beverage & Tobacco (Consumer Staples)	6.1
Health Care Equipment & Services (Health Care)	4.0
Household & Personal Products (Consumer Staples)	2.8
Insurance (Financials)	3.9
Materials (Materials)	3.5
Media (Consumer Discretionary)	3.1
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	8.0
Real Estate (Financials)	1.3
Retailing (Consumer Discretionary)	3.4
Semiconductors & Semiconductor Equipment (Information Technology)	2.6
Software & Services (Information Technology)	8.5
Technology Hardware & Equipment (Information Technology)	7.4
Telecommunication Services (Services)	3.0
Transportation (Industrials)	1.9
Utilities (Utilities)	3.7
Short-Term Investments	1.0
Other Assets and Liabilities	0.1
Total	100.0%

3

Hartford Index HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9%
	Automobiles & Components - 0.6%
316	Ford Motor Co. •	$3,185
22	Goodyear Tire & Rubber Co. •	224
22	Harley-Davidson, Inc.	485
62	Johnson Controls, Inc.	1,676
		5,570
	Banks - 3.2%
64	BB&T Corp.	1,690
16	Comerica, Inc.	603
74	Fifth Third Bankcorp	906
21	First Horizon National Corp. •	243
44	Hudson City Bancorp, Inc.	538
66	Huntington Bancshares, Inc.	368
82	Keycorp	627
8	M&T Bank Corp.	660
49	Marshall & Ilsley Corp.	351
35	People's United Financial, Inc.	470
49	PNC Financial Services Group, Inc.	2,758
111	Regions Financial Corp.	728
46	SunTrust Banks, Inc.	1,080
178	US Bancorp	3,974
483	Wells Fargo & Co.	12,372
15	Zion Bancorp	321
		27,689
	Capital Goods - 7.6%
66	3M Co.	5,223
70	Boeing Co.	4,420
58	Caterpillar, Inc.	3,495
19	Cummins, Inc.	1,213
49	Danaher Corp.	1,810
39	Deere & Co.	2,195
17	Dover Corp.	723
16	Eaton Corp.	1,018
70	Emerson Electric Co.	3,050
12	Fastenal Co.	610
5	Flowserve Corp.	443
17	Fluor Corp.	706
36	General Dynamics Corp.	2,093
990	General Electric Co.	14,279
12	Goodrich Corp.	768
71	Honeywell International, Inc.	2,773
36	Illinois Tool Works, Inc.	1,480
17	ITT Corp.	763
12	Jacobs Engineering Group, Inc. •	424
11	L-3 Communications Holdings, Inc.	758
29	Lockheed Martin Corp.	2,151
33	Masco Corp.	358
28	Northrop Grumman Corp.	1,519
34	PACCAR, Inc.	1,349
11	Pall Corp.	374
15	Parker-Hannifin Corp.	828
13	Precision Castparts Corp.	1,353
20	Quanta Services, Inc. •	403
35	Raytheon Co.	1,710
13	Rockwell Automation, Inc.	650
15	Rockwell Collins, Inc.	775
9	Roper Industries, Inc.	490
5	Snap-On, Inc.	221
25	Textron, Inc.	431
87	United Technologies Corp.	5,615
6	W.W. Grainger, Inc.	572
		67,043
	Commercial & Professional Services - 0.6%
10	Avery Dennison Corp.	330
12	Cintas Corp.	292
5	Dun & Bradstreet Corp.	313
12	Equifax, Inc. •	329
17	Iron Mountain, Inc.	377
19	Pitney Bowes, Inc.	424
19	R.R. Donnelley & Sons Co.	313
30	Republic Services, Inc.	894
14	Robert Half International, Inc.	327
8	Stericycle, Inc. •	513
45	Waste Management, Inc.	1,402
		5,514
	Consumer Durables & Apparel - 1.1%
28	Coach, Inc.	1,033
26	D.R. Horton, Inc.	252
25	Eastman Kodak Co. •	108
14	Fortune Brands, Inc.	553
6	Harman International Industries, Inc. •	194
12	Hasbro, Inc.	501
14	Leggett & Platt, Inc.	276
15	Lennar Corp.	210
34	Mattel, Inc.	715
26	Newell Rubbermaid, Inc.	377
36	NIKE, Inc. Class B	2,435
6	Polo Ralph Lauren Corp.	440
29	Pulte Group, Inc. •	244
15	Stanley Black & Decker, Inc.	753
8	V.F. Corp.	581
7	Whirlpool Corp.	614
		9,286
	Consumer Services - 1.8%
12	Apollo Group, Inc. Class A •	497
40	Carnival Corp.	1,214
13	Darden Restaurants, Inc.	507
6	DeVry, Inc.	304
31	H & R Block, Inc.	480
28	International Game Technology	434
24	Marriott International, Inc. Class A	712
100	McDonald's Corp.	6,571
69	Starbucks Corp.	1,679
18	Starwood Hotels & Resorts	727
17	Wyndham Worldwide Corp.	337
6	Wynn Resorts Ltd.	491
43	Yum! Brands, Inc.	1,693
		15,646
	Diversified Financials - 7.7%
111	American Express Co.	4,424
24	Ameriprise Financial, Inc.	855
931	Bank of America Corp.	13,372
113	Bank of New York Mellon Corp.	2,778
42	Capital One Financial Corp.	1,706
91	Charles Schwab Corp.	1,287
2,097	Citigroup, Inc. •	7,883
6	CME Group, Inc.	1,726
50	Discover Financial Services, Inc.	705
18	E*Trade Financial Corp. •	217

The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9% - (continued)
	Diversified Financials - 7.7% - (continued)
8	Federated Investors, Inc.	$171
14	Franklin Resources, Inc.	1,178
48	Goldman Sachs Group, Inc.	6,273
7	IntercontinentalExchange, Inc. •	778
43	Invesco Ltd.	730
17	Janus Capital Group, Inc.	152
369	JP Morgan Chase & Co.	13,509
15	Legg Mason, Inc.	429
18	Leucadia National Corp. •	344
18	Moody's Corp.	364
130	Morgan Stanley	3,009
13	Nasdaq OMX Group, Inc. •	240
22	Northern Trust Corp.	1,045
24	NYSE Euronext	668
45	SLM Corp. •	468
46	State Street Corp.	1,572
24	T. Rowe Price Group, Inc.	1,070
		66,953
	Energy - 10.6%
46	Anadarko Petroleum Corp.	1,658
31	Apache Corp.	2,631
40	Baker Hughes, Inc.	1,656
10	Cabot Oil & Gas Corp.	300
23	Cameron International Corp. •	736
60	Chesapeake Energy Corp.	1,266
186	Chevron Corp.	12,642
138	ConocoPhillips Holding Co.	6,777
21	Consol Energy, Inc.	707
37	Denbury Resources, Inc. •	542
41	Devon Energy Corp.	2,526
6	Diamond Offshore Drilling, Inc.	404
65	El Paso Corp.	725
24	EOG Resources, Inc.	2,312
474	Exxon Mobil Corp.	27,059
11	FMC Technologies, Inc. •	595
84	Halliburton Co.	2,062
10	Helmerich & Payne, Inc.	358
27	Hess Corp.	1,365
66	Marathon Oil Corp.	2,045
10	Massey Energy Co.	262
18	Murphy Oil Corp.	880
26	Nabors Industries Ltd. •	465
39	National Oilwell Varco, Inc.	1,287
16	Noble Energy, Inc.	978
75	Occidental Petroleum Corp.	5,808
25	Peabody Energy Corp.	975
11	Pioneer Natural Resources Co.	637
15	Range Resources Corp.	593
11	Rowan Companies, Inc. •	233
111	Schlumberger Ltd.	6,122
23	Smith International, Inc.	867
32	Southwestern Energy Co. •	1,242
60	Spectra Energy Corp.	1,206
11	Sunoco, Inc.	390
13	Tesoro Corp.	153
52	Valero Energy Corp.	944
54	Williams Cos., Inc.	992
		92,400
	Food & Staples Retailing - 2.5%
41	Costco Wholesale Corp.	2,240
126	CVS/Caremark Corp.	3,702
60	Kroger Co.	1,180
36	Safeway, Inc.	708
20	Supervalu, Inc.	214
55	Sysco Corp.	1,568
91	Walgreen Co.	2,423
193	Wal-Mart Stores, Inc.	9,264
16	Whole Foods Market, Inc. •	573
		21,872
	Food, Beverage & Tobacco - 6.1%
193	Altria Group, Inc.	3,870
60	Archer Daniels Midland Co.	1,540
10	Brown-Forman Corp.	576
17	Campbell Soup Co.	621
214	Coca-Cola Co.	10,727
30	Coca-Cola Enterprises, Inc.	780
41	ConAgra Foods, Inc.	964
18	Constellation Brands, Inc. Class A •	278
17	Dean Foods Co. •	170
23	Dr. Pepper Snapple Group	851
62	General Mills, Inc.	2,188
29	H.J. Heinz Co.	1,269
15	Hershey Co.	736
6	Hormel Foods Corp.	259
11	J.M. Smucker Co.	663
24	Kellogg Co.	1,189
162	Kraft Foods, Inc.	4,527
14	Lorillard, Inc.	1,020
12	McCormick & Co., Inc.	465
19	Mead Johnson Nutrition Co.	953
15	Molson Coors Brewing Co.	618
150	PepsiCo, Inc.	9,114
172	Philip Morris International, Inc.	7,875
16	Reynolds American, Inc.	818
61	Sara Lee Corp.	865
28	Tyson Foods, Inc. Class A	464
		53,400
	Health Care Equipment & Services - 4.0%
39	Aetna, Inc.	1,039
26	Amerisource Bergen Corp.	832
9	Bard (C.R.), Inc.	685
55	Baxter International, Inc.	2,248
22	Becton, Dickinson & Co.	1,463
141	Boston Scientific Corp. •	816
34	Cardinal Health, Inc.	1,129
16	CareFusion Corp. •	374
6	Cerner Corp. •	482
26	CIGNA Corp.	798
14	Coventry Health Care, Inc. •	243
10	DaVita, Inc. •	602
14	Dentsply International, Inc.	405
51	Express Scripts, Inc. •	2,391
15	Hospira, Inc. •	885
16	Humana, Inc. •	722
4	Intuitive Surgical, Inc. •	1,149
10	Laboratory Corp. of America Holdings •	730
25	McKesson Corp.	1,690
42	Medco Health Solutions, Inc. •	2,334

The accompanying notes are an integral part of these financial statements.

5

Hartford Index HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9% - (continued)
	Health Care Equipment & Services - 4.0% - (continued)
102	Medtronic, Inc.	$3,705
9	Patterson Cos., Inc.	246
14	Quest Diagnostics, Inc.	699
30	St. Jude Medical, Inc. •	1,094
26	Stryker Corp.	1,307
40	Tenet Healthcare Corp. •	175
105	UnitedHealth Group, Inc.	2,995
11	Varian Medical Systems, Inc. •	600
40	Wellpoint, Inc. •	1,937
19	Zimmer Holdings, Inc. •	1,016
		34,791
	Household & Personal Products - 2.8%
40	Avon Products, Inc.	1,054
13	Clorox Co.	814
45	Colgate-Palmolive Co.	3,579
11	Estee Lauder Co., Inc.	621
38	Kimberly-Clark Corp.	2,329
267	Procter & Gamble Co.	16,024
		24,421
	Insurance - 3.9%
46	Aflac, Inc.	1,959
51	Allstate Corp.	1,463
13	American International Group, Inc. •	440
25	AON Corp.	929
11	Assurant, Inc.	369
157	Berkshire Hathaway, Inc. Class B •	12,488
31	Chubb Corp.	1,549
15	Cincinnati Financial Corp.	400
46	Genworth Financial, Inc. •	605
30	Lincoln National Corp.	720
33	Loews Corp.	1,108
50	Marsh & McLennan Cos., Inc.	1,133
80	MetLife, Inc.	3,031
31	Principal Financial Group, Inc.	732
63	Progressive Corp.	1,187
46	Prudential Financial, Inc.	2,447
8	Torchmark Corp.	400
47	Travelers Cos., Inc.	2,311
33	Unum Group	708
32	XL Capital Ltd. Class A	518
		34,497
	Materials - 3.5%
20	Air Products and Chemicals, Inc.	1,278
8	Airgas, Inc.	481
10	AK Steel Holding Corp.	122
95	Alcoa, Inc.	953
9	Allegheny Technologies, Inc.	405
9	Ball Corp.	454
10	Bemis Co., Inc.	273
7	CF Industries Holdings, Inc.	417
13	Cliff's Natural Resources, Inc.	591
107	Dow Chemical Co.	2,541
84	E.I. DuPont de Nemours & Co.	2,908
7	Eastman Chemical Co.	358
22	Ecolab, Inc.	973
7	FMC Corp.	389
44	Freeport-McMoRan Copper & Gold, Inc.	2,586
7	International Flavors & Fragrances, Inc.	314
40	International Paper Co.	916
16	MeadWestvaco Corp.	351
51	Monsanto Co.	2,339
46	Newmont Mining Corp.	2,815
29	Nucor Corp.	1,119
15	Owens-Illinois, Inc. •	404
12	Pactiv Corp. •	342
15	PPG Industries, Inc.	930
28	Praxair, Inc.	2,153
15	Sealed Air Corp.	291
9	Sherwin-Williams Co.	595
11	Sigma-Aldrich Corp.	562
8	Titanium Metals Corp. •	137
13	United States Steel Corp.	513
12	Vulcan Materials Co.	517
20	Weyerhaeuser Co.	691
		29,718
	Media - 3.1%
63	CBS Corp. Class B	815
262	Comcast Corp. Class A	4,545
84	DirecTV Class A •	2,859
26	Discovery Communications, Inc. •	943
22	Gannett Co., Inc.	297
45	Interpublic Group of Cos., Inc. •	324
29	McGraw-Hill Cos., Inc.	825
3	Meredith Corp.	106
11	New York Times Co. Class A •	93
209	News Corp. Class A	2,500
29	Omnicom Group, Inc.	978
8	Scripps Networks Interactive Class A	338
33	Time Warner Cable, Inc.	1,711
106	Time Warner, Inc.	3,056
56	Viacom, Inc. Class B	1,768
182	Walt Disney Co.	5,722
1	Washington Post Co. Class B	234
		27,114
	Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
143	Abbott Laboratories	6,699
29	Allergan, Inc.	1,663
89	Amgen, Inc. •	4,672
25	Biogen Idec, Inc. •	1,176
160	Bristol-Myers Squibb Co.	3,978
43	Celgene Corp. •	2,173
7	Cephalon, Inc. •	397
94	Eli Lilly & Co.	3,154
28	Forest Laboratories, Inc. •	770
25	Genzyme Corp. •	1,258
83	Gilead Sciences, Inc. •	2,829
256	Johnson & Johnson	15,106
23	King Pharmaceuticals, Inc. •	175
17	Life Technologies Corp. •	799
289	Merck & Co., Inc.	10,115
5	Millipore Corp. •	559
29	Mylan, Inc. •	489
11	PerkinElmer, Inc.	225
748	Pfizer, Inc.	10,668
38	Thermo Fisher Scientific, Inc. •	1,867
9	Waters Corp. •	559
10	Watson Pharmaceuticals, Inc. •	404
		69,735

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9% - (continued)
	Real Estate - 1.3%
11	Apartment Investment & Management Co.	$210
8	Avalonbay Communities, Inc.	721
13	Boston Properties, Inc.	919
25	CB Richard Ellis Group, Inc. Class A •	341
26	Equity Residential Properties Trust	1,093
27	HCP, Inc.	879
12	Health Care, Inc.	487
61	Host Hotels & Resorts, Inc.	823
38	Kimco Realty Corp.	506
15	Plum Creek Timber Co., Inc.	522
44	ProLogis	448
13	Public Storage	1,106
27	Simon Property Group, Inc.	2,188
15	Ventas, Inc.	683
15	Vornado Realty Trust	1,068
		11,994
	Retailing - 3.4%
8	Abercrombie & Fitch Co. Class A	253
32	Amazon.com, Inc. •	3,474
8	AutoNation, Inc. •	161
3	AutoZone, Inc. •	518
24	Bed Bath & Beyond, Inc. •	904
32	Best Buy Co., Inc.	1,088
7	Big Lots, Inc. •	238
21	CarMax, Inc. •	412
19	Expedia, Inc.	361
13	Family Dollar Stores, Inc.	472
14	GameStop Corp. Class A •	266
42	Gap, Inc.	809
15	Genuine Parts Co.	581
156	Home Depot, Inc.	4,374
22	J.C. Penney Co., Inc.	472
29	Kohl's Corp. •	1,356
25	Limited Brands, Inc.	552
133	Lowe's Co., Inc.	2,707
39	Macy's, Inc.	701
15	Nordstrom, Inc.	497
26	Office Depot, Inc. •	104
13	O'Reilly Automotive, Inc. •	607
4	Priceline.com, Inc. •	770
12	RadioShack Corp.	227
11	Ross Stores, Inc.	606
4	Sears Holdings Corp. •	287
68	Staples, Inc.	1,290
68	Target Corp.	3,359
12	Tiffany & Co.	448
38	TJX Cos., Inc.	1,587
12	Urban Outfitters, Inc. •	417
		29,898
	Semiconductors & Semiconductor Equipment - 2.6%
52	Advanced Micro Devices, Inc. •	384
28	Altera Corp.	695
28	Analog Devices, Inc.	769
125	Applied Materials, Inc.	1,498
40	Broadcom Corp. Class A	1,322
5	First Solar, Inc. •	517
516	Intel Corp.	10,037
16	KLA-Tencor Corp.	440
21	Linear Technology Corp.	578
61	LSI Corp. •	279
21	MEMC Electronic Materials, Inc. •	208
17	Microchip Technology, Inc.	479
79	Micron Technology, Inc. •	672
22	National Semiconductor Corp.	298
9	Novellus Systems, Inc. •	225
53	NVIDIA Corp. •	542
17	Teradyne, Inc. •	163
113	Texas Instruments, Inc.	2,639
25	Xilinx, Inc.	640
		22,385
	Software & Services - 8.5%
49	Adobe Systems, Inc. •	1,289
16	Akamai Technologies, Inc. •	648
21	Autodesk, Inc. •	518
47	Automatic Data Processing, Inc.	1,879
17	BMC Software, Inc. •	584
36	CA, Inc.	667
17	Citrix Systems, Inc. •	726
28	Cognizant Technology Solutions Corp. •	1,392
14	Computer Sciences Corp.	650
21	Compuware Corp. •	166
105	eBay, Inc. •	2,067
30	Electronic Arts, Inc. •	438
31	Fidelity National Information Services, Inc.	824
14	Fiserv, Inc. •	646
22	Google, Inc. •	10,004
119	IBM Corp.	14,681
29	Intuit, Inc. •	1,013
9	Mastercard, Inc.	1,800
14	McAfee, Inc. •	443
707	Microsoft Corp.	16,273
12	Monster Worldwide, Inc. •	136
32	Novell, Inc. •	184
363	Oracle Corp.	7,792
30	Paychex, Inc.	775
18	Red Hat, Inc. •	508
27	SAIC, Inc. •	454
10	Salesforce.com, Inc. •	899
74	Symantec Corp. •	1,028
18	Total System Services, Inc.	249
17	VeriSign, Inc. •	450
42	Visa, Inc.	2,973
62	Western Union Co.	929
109	Yahoo!, Inc. •	1,511
		74,596
	Technology Hardware & Equipment - 7.4%
32	Agilent Technologies, Inc. •	918
16	Amphenol Corp. Class A	632
84	Apple, Inc. •	21,216
530	Cisco Systems, Inc. •	11,288
145	Corning, Inc.	2,339
160	Dell, Inc. •	1,927
191	EMC Corp. •	3,489
14	FLIR Systems, Inc. •	413
12	Harris Corp.	501
216	Hewlett-Packard Co.	9,370
18	Jabil Circuit, Inc.	239

The accompanying notes are an integral part of these financial statements.

7

Hartford Index HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9% - (continued)
	Technology Hardware & Equipment - 7.4% - (continued)
21	JDS Uniphase Corp. •	$205
49	Juniper Networks, Inc. •	1,114
7	Lexmark International, Inc. ADR •	241
13	Molex, Inc.	229
216	Motorola, Inc. •	1,405
32	NetApp, Inc. •	1,194
10	QLogic Corp. •	172
152	Qualcomm, Inc.	4,997
21	SanDisk Corp. •	899
36	Tellabs, Inc.	228
15	Teradata Corp. •	472
21	Western Digital Corp. •	642
128	Xerox Corp.	1,029
		65,159
	Telecommunication Services - 3.0%
37	American Tower Corp. Class A •	1,666
548	AT&T, Inc.	13,258
28	CenturyLink, Inc.	929
29	Frontier Communications Corp.	206
24	MetroPCS Communications, Inc. •	199
138	Qwest Communications International, Inc.	727
276	Sprint Nextel Corp. •	1,172
262	Verizon Communications, Inc.	7,348
45	Windstream Corp.	473
		25,978
	Transportation - 1.9%
15	C.H. Robinson Worldwide, Inc.	855
36	CSX Corp.	1,789
20	Expeditors International of Washington, Inc.	681
29	FedEx Corp.	2,037
34	Norfolk Southern Corp.	1,822
5	Ryder System, Inc.	197
69	Southwest Airlines Co.	767
47	Union Pacific Corp.	3,261
92	United Parcel Service, Inc. Class B	5,227
		16,636
	Utilities - 3.7%
62	AES Corp. •	573
16	Allegheny Energy, Inc.	326
22	Ameren Corp.	526
44	American Electric Power Co., Inc.	1,433
39	CenterPoint Energy, Inc.	508
21	CMS Energy Corp.	313
26	Consolidated Edison, Inc.	1,129
19	Constellation Energy Group, Inc.	603
55	Dominion Resources, Inc.	2,142
16	DTE Energy Co.	712
122	Duke Energy Corp.	1,948
30	Edison International	960
18	Entergy Corp.	1,259
13	EQT Corp.	482
61	Exelon Corp.	2,326
28	FirstEnergy Corp.	997
7	Integrys Energy Group, Inc.	313
38	NextEra Energy, Inc.	1,874
4	Nicor, Inc.	171
26	NiSource, Inc.	374
16	Northeast Utilities	415
24	NRG Energy, Inc. •	502
10	Oneok, Inc.	426
21	Pepco Holdings, Inc.	324
34	PG&E Corp.	1,418
10	Pinnacle West Capital Corp.	365
43	PPL Corp.	1,084
27	Progress Energy, Inc.	1,043
47	Public Service Enterprise Group, Inc.	1,469
16	QEP Resources, Inc. •	499
11	SCANA Corp.	377
23	Sempra Energy	1,076
76	Southern Co.	2,545
20	TECO Energy, Inc.	299
11	Wisconsin Energy Corp.	549
43	Xcel Energy, Inc.	879
		32,239

	Total common stocks
	(cost $963,116)	$864,534

	Total long-term investments
	(cost $963,116)	$864,534

SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.9%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $3,216, collateralized by U.S.
	Treasury Bond 6.25%, 2030, U.S. Treasury
	Note 1.00%, 2011, value of $3,299)
$3,216	0.01%, 6/30/2010	$3,216
	RBS Greenwich Capital Markets TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $1,301,
	collateralized by U.S. Treasury Bill 0.88%,
	2011, value of $1,327)
1,301	0.01%, 6/30/2010	1,301
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $2,964,
	collateralized by U.S. Treasury Note 2.13%,
	2015, value of $3,024)
2,964	0.04%, 6/30/2010	2,964
		7,481
	U.S. Treasury Bills - 0.1%
1,500	0.15%, 7/15/2010□○	1,500

	Total short-term investments
	(cost $8,981)	$8,981

Total investments
(cost $972,097) ▲	99.9%	$873,515
Other assets and liabilities	0.1%	714
Total net assets	100.0%	$874,229

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.

8

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $1,000,303 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$160,135
Unrealized Depreciation	(286,923)
Net Unrealized Depreciation	$(126,788)

•	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at June 30, 2010

Futures Contracts Outstanding at June 30, 2010

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P 500 Index	39	Long	Sep 2010	$(572)

*	The number of contracts does not omit 000's.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

9

Hartford Index HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$864,534	$864,534	$–	$–
Short-Term Investments	8,981	–	8,981	–
Total	$873,515	$864,534	$8,981	$–
Liabilities:
Futures *	572	572	–	–
Total	$572	$572	$–	$–

♦	For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

10

Hartford Index HLS Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $972,097)	$873,515
Cash	1
Receivables:
Investment securities sold	741
Fund shares sold	278
Dividends and interest	1,181
Variation margin	—
Other assets	2
Total assets	875,718
Liabilities:
Payables:
Investment securities purchased	499
Fund shares redeemed	750
Variation margin	83
Investment management fees	60
Distribution fees	10
Accrued expenses	87
Total liabilities	1,489
Net assets	$874,229
Summary of Net Assets:
Capital stock and paid-in-capital	$1,022,947
Accumulated undistributed net investment income	8,357
Accumulated net realized loss on investments	(57,921)
Unrealized depreciation of investments	(99,154)
Net assets	$874,229
Shares authorized	4,000,000
Par value	$0.001
Class IA: Net asset value per share	$21.64
Shares outstanding	32,672
Net assets	$707,026
Class IB: Net asset value per share	$21.53
Shares outstanding	7,768
Net assets	$167,203

The accompanying notes are an integral part of these financial statements.

11

Hartford Index HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$9,436
Interest	6
Total investment income, net	9,442

Expenses:
Investment management fees	1,135
Administrative service fees	312
Distribution fees - Class IB	217
Custodian fees	11
Accounting services fees	48
Board of Directors' fees	12
Audit fees	11
Other expenses	132
Total expenses	1,878
Net investment income	7,564

Net Realized Gain on Investments and Other Financial Instruments:
Net realized gain on investments	243
Net realized loss on futures	(107)
Net Realized Gain on Investments and Other Financial Instruments	136

Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments:
Net unrealized depreciation of investments	(70,003)
Net unrealized depreciation of futures	(776)
Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments	(70,779)
Net Loss on Investments and Other Financial Instruments	(70,643)
Net Decrease in Net Assets Resulting from Operations	$(63,079)

The accompanying notes are an integral part of these financial statements.

12

Hartford Index HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income	$7,564	$16,855
Net realized gain (loss) on investments and other financial instruments	136	(24,598)
Net unrealized appreciation (depreciation) of investments and other financial instruments	(70,779)	211,697
Net increase (decrease) in net assets resulting from operations	(63,079)	203,954
Distributions to Shareholders:
From net investment income
Class IA	—	(14,604)
Class IB	—	(2,610)
From net realized gain on investments
Class IA	—	(345)
Class IB	—	(68)
Total distributions	—	(17,627)
Capital Share Transactions:
Class IA
Sold	33,493	87,718
Issued on reinvestment of distributions	—	14,949
Redeemed	(87,698)	(164,810)
Total capital share transactions	(54,205)	(62,143)
Class IB
Sold	51,210	41,042
Issued on reinvestment of distributions	—	2,678
Redeemed	(37,493)	(46,203)
Total capital share transactions	13,717	(2,483)
Net decrease from capital share transactions	(40,488)	(64,626)
Net increase (decrease) in net assets	(103,567)	121,701
Net Assets:
Beginning of period	977,796	856,095
End of period	$874,229	$977,796
Accumulated undistributed (distribution in excess of) net investment income	$8,357	$793
Shares:
Class IA
Sold	1,434	4,675
Issued on reinvestment of distributions	—	658
Redeemed	(3,723)	(8,662)
Total share activity	(2,289)	(3,329)
Class IB
Sold	2,190	2,013
Issued on reinvestment of distributions	—	119
Redeemed	(1,609)	(2,330)
Total share activity	581	(198)

The accompanying notes are an integral part of these financial statements.

13

Hartford Index HLS Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Index HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-nine portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no

14

assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that mature in 60 days or less are generally valued at amortized cost, which approximates market value.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively. If a settlement price is not available, futures contracts will be valued at the most recent trade price as of the Valuation Time. If there were no trades, the contract shall be valued at the mean of the closing bid and asked prices as of the Valuation Time.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

15

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Foreign Currency – Based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – Valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable

16

securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

During the six-month period ended June 30, 2010, the Fund held no Level 3 securities, therefore no reconciliation of Level 3 securities is presented.

Refer to the Investment Valuation Hierarchy Level Summary found following the Schedule of Investments.

c)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management Company (“Hartford Investment Management”), a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

d)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

e)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

f)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial

17

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

g)	Additional Derivative Instrument(s) Information

Derivative Instrument(s) as of June 30, 2010.

	Statement of Assets and Liabilities Location
Risk Exposure Category	Asset Derivatives	Liability Derivatives
Equity contracts		Summary of Net Assets - Unrealized depreciation	572

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2010.

Realized Gain/Loss and Change in Unrealized Appreciation (Depreciation) on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Equity contracts	$—	$—	$(107)	$—	$—	$(107)
Total	$—	$—	$(107)	$—	$—	$(107)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Equity contracts	—	—	(776)	—	—	$(776)
Total	$—	$—	$(776)	$—	$—	$(776)

h)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Futures and Options:

The Fund is subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may invest in futures and options contracts in order to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract is an agreement between two parties to buy and sell an asset at a set price on a future date. When the Fund enters into such futures contracts, it is required to deposit with a futures commission merchant an amount of “initial margin” of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called variation margin, to and from the broker, are made on a daily basis as the price of the underlying asset fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Fund.

At any time prior to the expiration of the futures contract, the Fund may close the position by taking an opposite position, which would effectively terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a gain or loss.

18

The use of futures contracts involves elements of market risk, which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contracts may decrease the effectiveness of the Fund’s strategy and potentially result in loss. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded through a clearing house. The clearing house requires sufficient collateral to cover margins. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2010.

An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The premium paid by the Fund for the purchase of a call or put option is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period.

The Fund may write (sell) covered options. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. The Fund receives a premium for writing a call or put option, which is recorded on the Fund’s Statement of Assets and Liabilities and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in the value of such options, which may exceed the related premiums received. The maximum amount of loss with respect to the Fund’s written put option is the cost of buying the underlying security or currency. The maximum loss may be offset by proceeds received from selling the underlying securities or currency. As of June 30, 2010, there were no outstanding option contracts.

4.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$17,214	$25,681
Long-Term Capital Gains*	413	29,106

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC code Sec. 852(b)(3)(C).

19

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$793
Accumulated Capital and Other Losses*	(29,647)
Unrealized Depreciation†	(56,785)
Total Accumulated Deficit	$(85,639)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†
The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$(290)
Accumulated Net Realized Gain (Loss) on Investments	290

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2017	$26,720
Total	$26,720

As of December 31, 2009, the Fund elected to defer the following post October losses.
Amount
Long-Term Capital Gain	$2,927

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

5.	Expenses:

a)
Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford, serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

20

HL Advisors has contracted with Hartford Investment Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Hartford Investment Management.

b)
Administrative Services Agreement – For the two-month period January 1, 2010 through February 28, 2010, under an Administrative Services Agreement between HLIC and the Company, on behalf of the Fund, HLIC provided administrative services to the Fund and received monthly compensation at the annual rate of 0.20% for the first $5 billion in average net assets, 0.18% of average net assets for the next $5 billion and 0.17% for average net assets over $10 billion. The Fund assumed and paid certain other expenses (including, but not limited to, accounting, custodian, state taxes and directors’ fees). Effective March 1, 2010, the Investment Management Agreement was amended to include the administrative services for the Fund and the separate administrative services agreement was terminated.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services and to HLIC for administrative services rendered from January 1, 2010 through February 28, 2010, and the rates of compensation paid to HL Advisers for the combined services from March 1, 2010 through June 30, 2010; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $2 billion	0.3000%
On next $3 billion	0.2000%
On next $5 billion	0.1800%
Over $10 billion	0.1700%

c)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

e)
Fees Paid Indirectly – The Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, the Fund had no fee reductions.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.34%	0.35%	0.32%	0.33%	0.33%	0.42%
Class IB	0.59	0.60	0.57	0.58	0.58	0.67

f)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The

21

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

g)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $2. These fees are accrued daily and paid monthly.

h)
Payment from Affiliate – On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of The Hartford’s variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford settled this matter without admitting or denying the findings of the SEC.

The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and it is offered directly to certain qualified retirement plans (collectively “Products”). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, Inc. (“Hartford Life”) (the issuers of such variable annuity products), the Fund’s ability to restrict transfers by certain owners of older variable annuity products was limited. During 2006, these annuity owners surrendered the older variable annuity contracts that were the subject of prior litigation. In February 2005, Hartford Life agreed with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contracts owners.

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2006
	Class IA	Class IB
Impact from Payment from Affiliate for Unrestricted Transfers	0.01%	0.01%
Total Return Excluding Payments from Affiliate	15.45	15.16

6.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$23,144
Sales Proceeds Excluding U.S. Government Obligations	52,927

22

7.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

8.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

23

Hartford Index HLS Fund
Financial Highlights
- Selected Per-Share Date (A) -

	Net Asset			Net Realized
	Value at		Payments	and Unrealized	Total from	Dividends from	Distributions			Net Increase	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	(Decrease) in	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Net Asset Value	of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$23.22	$0.20	$–	$(1.78)	$(1.58)	$–	$–	$–	$–	$(1.58)	$21.64
IB	23.12	0.15	–	(1.74)	(1.59)	–	–	–	–	(1.59)	21.53

For the Year Ended December 31, 2009
IA	18.75	0.42	–	4.48	4.90	(0.42)	(0.01)	–	(0.43)	4.47	23.22
IB	18.69	0.35	–	4.46	4.81	(0.37)	(0.01)	–	(0.38)	4.43	23.12

For the Year Ended December 31, 2008
IA	31.54	0.59	–	(12.16)	(11.57)	(0.58)	(0.64)	–	(1.22)	(12.79)	18.75
IB	31.40	0.51	–	(12.07)	(11.56)	(0.51)	(0.64)	–	(1.15)	(12.71)	18.69

For the Year Ended December 31, 2007
IA	32.36	0.59	–	1.07	1.66	(0.57)	(1.91)	–	(2.48)	(0.82)	31.54
IB	32.22	0.48	–	1.09	1.57	(0.48)	(1.91)	–	(2.39)	(0.82)	31.40

For the Year Ended December 31, 2006
IA	31.97	0.56	–	4.05	4.61	(0.56)	(3.66)	–	(4.22)	0.39	32.36
IB	31.84	0.44	–	4.06	4.50	(0.46)	(3.66)	–	(4.12)	0.38	32.22

For the Year Ended December 31, 2005
IA	32.17	0.51	–	0.90	1.41	(0.61)	(1.00)	–	(1.61)	(0.20)	31.97
IB	32.02	0.40	–	0.93	1.33	(0.51)	(1.00)	–	(1.51)	(0.18)	31.84

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

24

- Ratios and Supplemental Data -

			Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income		Portfolio Turnover
Total Return(B)		Net Assets at End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		to Average Net Assets		Rate(D)

(6.78	)%(E)	$707,026	0.34	%(F)	0.34	%(F)	1.61	%(F)	2%
(6.90	)(E)	167,203	0.59	(F)	0.59	(F)	1.37	(F)	–

26.15		811,634	0.35		0.35		2.00		6
25.81		166,162	0.60		0.60		1.75		–

(37.11)		718,081	0.32		0.32		2.02		4
(37.27)		138,014	0.57		0.57		1.77		–

5.20		1,390,827	0.33		0.33		1.61		4
4.94		271,967	0.58		0.58		1.36		–

15.46	(G)	1,598,176	0.42		0.33		1.60		4
15.17	(G)	276,850	0.67		0.58		1.36		–

4.50		1,701,424	0.42		0.42		1.46		5
4.24		263,579	0.67		0.67		1.21		–

25

Hartford Index HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

26

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
[1]	Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
[2]	Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

27

Hartford Index HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford Index HLS Fund
Shareholder Meeting Results (Unaudited)

The following proposals were addressed and approved at a Special Meeting of Shareholders held on February 12, 2010.

Proposal to approve amendments to the Investment Management Agreement between the Fund and HL Investment Advisors, the purpose of which were to combine the administrative services for the Fund with the management services for the Fund under a single agreement.

Fund	For	Against	Abstain
Hartford Index HLS Fund	31,589,106.659	1,806,411.122	1,358,885.199

Proposal to elect Lemma Senbet and John Walters, each currently a Director, as Directors of Hartford Series Fund Inc.

Lemma W. Senbet

Funds	For	Withheld
Hartford Series Fund, Inc.	5,079,578,022.902	241,839,974.106

John C. Walters

Funds	For	Withheld
Hartford Series Fund, Inc.	5,081,138,302.186	240,279,694.822

29

Hartford Index HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$932.17	$1.63	$1,000.00	$1,023.11	$1.71	0.34%	181	365
Class IB	$1,000.00	$931.03	$2.82	$1,000.00	$1,021.87	$2.96	0.59%	181	365

30

Hartford Index HLS Fund
Approval of Investment Advisory Agreement (Unaudited)

The Board approved the annual continuation of the Investment Management Agreement (the “Agreement”) between Hartford Series Fund, Inc. (“HSF”) and HL Investment Advisors, LLC (“HL Advisors”) with respect to the Fund at its meeting on August 4-5, 2009. The Board’s considerations in approving the renewal of the Agreement are disclosed in the December 31, 2009 Annual Report for HSF.

At the November 4-5, 2009 meeting, the Board considered and approved amendments to the Agreement to include administrative services, which had been provided pursuant to a separate agreement, and investment management services under one agreement. The Board, including all of the Independent Directors, approved the amendments to the Agreement with respect to the Fund.

In approving the amendments, in addition to the information presented at the August meeting in connection with the annual review of the Agreement and the additional information provided throughout the year, the Board also considered the fact that the amendments did not result in an overall increase in fees to shareholders. The Board took note of the fact that the management of HL Advisors believes that the proposal to combine the administrative services with the investment management services under a single agreement will produce streamlined fee disclosure, resulting in greater transparency and clarity in the Fund’s prospectuses and financial reports. The Board further noted management's belief that the change would result in consistency across all of the Hartford Funds in the complex in that the funds of HSF are the only funds in the complex (other than the R share classes of the Hartford retail funds) that are subject to a separate administrative services fee. Finally, the Board noted management's view that the proposed changes to the Agreement should also serve to simplify the Board's annual consideration of the investment management arrangements for the Fund in that the investment management and administrative fees would be presented as a single fee for fee comparison purposes, which should facilitate the Board's analysis.

The shareholders of the Fund approved the amendments at a Special Meeting of Shareholders held on February 12, 2010. The amendments were effective as of March 1, 2010.

31

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

“The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. The prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-IX10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford International Opportunities HLS Fund

Hartford International Opportunities HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford International Opportunities HLS Fund inception 07/02/1990
(subadvised by Wellington Management Company, LLP)

Investment objective – Seeks long-term growth of capital.

Performance Overview(1) 6/30/00 - 6/30/10
Growth of $10,000 investment

MSCI All Country World Free ex U.S. Index is a broad-based, unmanaged, market capitalization-weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6 Month†	1 Year	5 Year	10 Year
International Opportunities IA	-11.00%	10.10%	4.63%	1.39%
International Opportunities IB	-11.11%	9.83%	4.36%	1.15%
MSCI All Country World Free ex	-10.80%	10.87%	3.84%	2.29%
U.S. Index

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

Portfolio Managers
Nicolas M. Choumenkovitch	Tara Connolly Stilwell, CFA
Senior Vice President, Partner	Vice President

How did the Fund perform?

The Class IA shares of the Hartford International Opportunities HLS Fund returned -11.00% for the six-month period ended June 30, 2010, underperforming its benchmark, the MSCI All Country World Free ex U.S. Index, which returned -10.80% for the same period. The Fund outperformed the -12.51% return of the average fund in the Lipper International Core Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

The period was marked by volatility in the equity markets as concerns about a debt default in Greece, the impacts of tightening Chinese monetary policy, and stubbornly high U.S. unemployment pressured stocks early in the year. Generally, strong earnings reports and a belief that the global economy is finding its footing briefly provided a lift to equities later in the period before stocks fell to end the first half of the year.

Sector returns within the MSCI All Country World Free ex U.S. Index diverged widely during the period. Energy (-19%), Financials (-14%) and Utilities (-13%) declined the most, while Consumer Staples (-4%), Industrials (-5%) and Consumer Discretionary (-6%) declined the least on a relative basis.

Stock selection was weakest in Materials, Consumer Discretionary and Utilities. Stock selection was positive within Industrials, Financials, and Telecommunication Services. Allocation among sectors, a result of the bottom-up (i.e. stock by stock fundamental research) stock selection process, was helpful to relative returns, largely due to overweight (i.e. the Fund’s sector position was greater than the benchmark position) positions in Consumer Discretionary and Industrials, and underweight (i.e. the Fund’s sector position was less than the benchmark position) positions in Energy and Utilities.

The largest detractors from relative returns were British Petroleum (Energy), Red Electrica (Utilities), and Xstrata (Materials). Shares of UK-based global integrated oil company British Petroleum continued to decline in the aftermath of the catastrophic oil spill at its Deepwater

2

Horizon project in the Gulf of Mexico. Shares of Spanish electric utility Red Electrica fell on fears over Spanish sovereign risk and concerns that a potential reduction in returns allowed for wind and solar producers could slow the company's growth. Concerns about Australia’s proposed Resource Super Profit Tax and weaker commodity prices weighed on shares of diversified mining company Xstrata. In addition, our positions in UBS (Financials) and Barclays (Financials) were among the top detractors from absolute returns.

Top contributors to relative (i.e. performance of the Fund as measured against the benchmark) performance during the period included Safran (Industrials), Mitsui Osk Lines (Industrials), and Banco Santander (Financials). Shares of France-based high-technology company Safran rose as the company posted strong returns during the quarter due to a better-than-expected outlook for a rebound in air traffic. Shares of international shipping company Mitsui Osk Lines rose following company management’s upward earnings guidance and their expectations for increasing demand growth from China. Our underweight position relative to the benchmark in Spain-based bank holding company Banco Santander helped relative returns. Spain’s sovereign risk concerns have weighed on the company’s stock price despite a recent recovery in the company’s profits. Other notable contributors to absolute returns included Volvo (Industrials) and Hino Motors (Industrials).

What is the outlook?

Global equity markets have come under pressure as credit fears resurfaced, especially in Europe. We believe there are early indications of a coming global growth slowdown. With inflation generally absent, we expect no rate hikes from any of the major central banks in the near future. The sovereign debt crisis in Europe is likely only a precursor for the fiscal challenges many developed world countries have to face in coming years. We believe the emerging countries continue to have superior macroeconomic fundamentals and are expected to provide some offset in an otherwise slowing global growth environment.

Consistent with our investment philosophy, we continue to look for companies that can deliver strong or improving returns regardless of the macroeconomic backdrop. At the end of the period, we were most overweight Industrials and Consumer Discretionary, and most underweight Telecommunication Services, Materials, and Energy, relative to the benchmark. Regionally we ended the period overweight Europe, in particular the United Kingdom and Switzerland, and underweight Asia-Pacific ex-Japan and the Emerging Markets relative to the benchmark.

Diversification by Industry
as of June 30, 2010

Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	4.4%
Banks (Financials)	16.4
Capital Goods (Industrials)	7.3
Commercial & Professional Services (Industrials)	2.3
Consumer Durables & Apparel (Consumer Discretionary)	2.7
Consumer Services (Consumer Discretionary)	1.1
Diversified Financials (Financials)	4.6
Food, Beverage & Tobacco (Consumer Staples)	6.7
Health Care Equipment & Services (Health Care)	1.5
Household & Personal Products (Consumer Staples)	0.4
Insurance (Financials)	1.3
Materials (Materials)	8.9
Media (Consumer Discretionary)	3.4
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	6.5
Real Estate (Financials)	3.7
Retailing (Consumer Discretionary)	1.8
Software & Services (Information Technology)	0.6
Technology Hardware & Equipment (Information Technology)	4.0
Telecommunication Services (Services)	3.1
Transportation (Industrials)	5.8
Utilities (Utilities)	3.3
Short-Term Investments	0.7
Other Assets and Liabilities	1.8
Total	100.0%

Diversification by Country
as of June 30, 2010

Percentage of
Country	Net Assets
Brazil	2.4%
Canada	1.7
Chile	0.9
China	3.7
Colombia	0.7
Denmark	0.9
Finland	1.2
France	8.0
Germany	5.1
Hong Kong	4.6
India	1.7
Indonesia	1.1
Ireland	2.2
Israel	2.6
Italy	2.6
Japan	8.5
Malaysia	0.1
Mexico	1.1
Netherlands	0.9
Panama	0.4
Russia	0.8
South Africa	0.7
Spain	2.4
Sweden	2.7
Switzerland	13.0
Taiwan	1.9
Turkey	1.2
United Kingdom	23.0
United States	1.4
Short-Term Investments	0.7
Other Assets and Liabilities	1.8
Total	100.0%

3

Hartford International Opportunities HLS Fund
Schedule of Investments June 30, 2010 (Unaudited) (000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5%
	Brazil - 2.4%
240	Cia de Concessoes Rodoviarias	$4,920
550	Hypermarcas S.A. ●	7,054
1,241	Itau Unibanco Banco Multiplo S.A. ADR	22,348
218	Itau Unibanco Holding S.A. ADR ■	3,919
706	Julio Simoes Logistica S.A. ●	3,208
		41,449
	Canada - 1.7%
8	Potash Corp. of Saskatchewan, Inc.	668
329	Potash Corp. of Saskatchewan, Inc. ADR	28,363
		29,031
	Chile - 0.9%
776	Enersis S.A. ADS	15,452

	China - 3.7%
891	China Life Insurance Co., Ltd.	3,897
8,603	China Merchants Bank Co., Ltd.	20,581
181	Ctrip.com International Ltd. ADR ●	6,809
2,848	Dongfeng Motor Group Co., Ltd.	3,304
19,029	Industrial and Commercial Bank of China	13,831
46	Perfect World Co., Ltd. ADR ●	1,013
742	Ping An Insurance (Group) Co. ⌂†	6,128
357	Tencent Holdings Ltd.	5,911
		61,474
	Colombia - 0.7%
241	Bancolombia S.A. ADR	12,071

	Denmark - 0.9%
1,128	DSV A/S	16,247

	Finland - 1.2%
296	Kone Oyj Class B	11,796
244	Outotec Oyj	7,588
		19,384
	France - 8.0%
2,952	Alcatel S.A.	7,518
372	BNP Paribas	20,038
759	Groupe Danone	40,708
495	Safran S.A.	13,800
304	Schneider Electric S.A.	30,687
230	Societe Generale Class A	9,481
85	Unibail-Rodamco SE	13,774
		136,006
	Germany - 5.1%
196	Continental AG	10,155
775	Daimler AG	39,213
316	HeidelbergCement AG	14,929
243	Siemens AG	21,753
		86,050
	Hong Kong - 4.6%
3,243	Esprit Holdings Ltd.	17,419
14,650	Geely Automobile Holdings Ltd.	4,439
6,127	Hang Lung Properties Ltd.	23,436
3,336	Shangri-La Asia Ltd.	6,157
1,747	Skyworth Digital Holdings Ltd.	1,152
1,943	Sun Hung Kai Properties Ltd.	26,576
		79,179
	India - 1.7%
83	HDFC Bank Ltd. ADR	11,821
726	Reliance Industries Ltd.	16,899
		28,720
	Indonesia - 1.1%
13,046	Bank Central Asia PT	8,488
14,525	Bank Mandiri TBK	9,518
		18,006
	Ireland - 2.2%
1,327	CRH plc	27,340
971	Ryanair Holdings plc ●	4,258
178	Ryanair Holdings plc ADR ●	4,830
		36,428
	Israel - 2.6%
839	Teva Pharmaceutical Industries Ltd. ADR	43,635

	Italy - 2.6%
4,592	Intesa Sanpaolo	12,093
8,218	Snam Rete Gas S.p.A.	32,795
		44,888
	Japan - 8.5%
1,073	Bridgestone Corp.	16,958
286	Eisai Co., Ltd.	9,499
7,950	Hitachi Ltd.	28,877
2	KDDI Corp.	8,542
3,466	Mitsubishi UFJ Financial Group, Inc.	15,739
2,028	Mitsui O.S.K. Lines Ltd.	13,405
329	Nikon Corp.	5,663
151	Osaka Titanium Technologies	5,799
826	Sekisui House Ltd.	7,064
375	Softbank Corp.	9,958
1	Sony Financial Holdings, Inc.	2,935
3,364	Sumitomo Metal Industries	7,606
264	Toho Titanium Co., Ltd.	6,296
269	Tokio Marine Holdings, Inc.	7,069
		145,410
	Malaysia - 0.1%
6,249	AirAsia Berhad ●	2,400

	Mexico - 1.1%
387	America Movil S.A. de C.V. ADR	18,373

	Netherlands - 0.9%
1,170	Koninklijke (Royal) KPN N.V.	14,911

	Panama - 0.4%
150	Copa Holdings S.A. Class A	6,611

	Russia - 0.8%
244	Lukoil ADR	12,650

	South Africa - 0.7%
510	Impala Platinum Holdings Ltd.	11,878

	Spain - 2.4%
232	Red Electrica Corporacion S.A.	8,300
1,604	Repsol YPF S.A.	32,377
		40,677
	Sweden - 2.7%
2,181	Atlas Copco Ab	31,894

The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Sweden - 2.7% - (continued)
501	Hennes & Mauritz Ab		$13,779
90	Volvo Ab Class B		991
			46,664
	Switzerland - 13.0%
674	CIE Financiere Richemont S.A.		23,515
573	Julius Baer Group Ltd.		16,351
215	Kuehne & Nagel International AG		22,114
644	Nestle S.A.		31,052
288	Roche Holding AG		39,629
14	SGS S.A.		19,357
66	Synthes, Inc.		7,608
4,606	UBS AG		61,023
			220,649
	Taiwan - 1.9%
5,029	Hon Hai Precision Industry Co., Ltd. ●		17,627
3,606	Synnex Technology International Corp.		7,804
3,867	WPG Holdings Co., Ltd.		7,128
			32,559
	Turkey - 1.2%
4,650	Turkiye Garanti Bankasi A.S.		19,350

	United Kingdom - 23.0%
376	AstraZeneca plc		17,743
7,956	Barclays Bank plc		31,758
2,418	BG Group plc		35,964
6,130	BP plc		29,346
7,202	British Airways plc		20,924
1,727	Capital Group plc		19,025
2,209	HSBC Holdings plc		20,185
1,507	Imperial Tobacco Group plc		42,118
30,832	Lloyds Banking Group plc		24,341
1,474	Pearson plc		19,385
1,776	Persimmon plc		9,220
328	Prudential plc		2,476
2,349	Reed Elsevier Capital, Inc.		17,421
2,442	Rexam plc		10,985
873	Rio Tinto plc		38,345
921	Standard Chartered plc		22,416
2,382	Thomas Cook Group plc		6,305
220	Wolseley plc		4,369
2,197	WPP plc		20,694
			393,020
	United States - 1.4%
456	Covidien plc		18,318
154	Frontline Ltd.		4,389
59	Netease.com, Inc. ●		1,871
			24,578
	Total common stocks (cost $1,766,297)		$1,657,750

	Total long-term investments (cost $1,766,297)		$1,657,750

SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
	Bank of America TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $4,013, collateralized by
	FHLMC 5.50%, 2039, FNMA 4.50% -
	5.50%, 2038 - 2040, GNMA 5.00%, 2040,
	value of $4,094)
$4,013	0.05%, 6/30/2010		$4,013
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $688,
	collateralized by FNMA 4.50% - 6.50%,
	2024 - 2040, GNMA 5.00% - 6.50%, 2038
	- 2040, value of $702)
688	0.04%, 6/30/2010		688
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $3,039,
	collateralized by GNMA 3.13% - 7.00%,
	2023 - 2052, value of $3,100)
3,039	0.05%, 6/30/2010		3,039
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $688, collateralized by FHLMC
	2.38% - 5.83%, 2033 - 2038, value of
	$702)
688	0.06%, 6/30/2010		688
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $2,997,
	collateralized by FHLMC 5.00% - 5.50%,
	2038 - 2039, FNMA 5.00%, 2039, value of
	$3,069)
2,997	0.03%, 6/30/2010		2,997
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 07/01/2010 in the amount of
	$35, collateralized by U.S. Treasury Bill
	0.88%, 2011, value of $36)
35	0.02%, 6/30/2010		35
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $758,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2036, value of $774)
758	0.09%, 6/30/2010		758
			12,218
	Total short-term investments (cost $12,218)		$12,218

	Total investments (cost $1,778,515) ▲	98.2%	$1,669,968
	Other assets and liabilities	1.8%	30,335
	Total net assets	100.0%	$1,700,303

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.1% of total net assets at June 30, 2010.

The accompanying notes are an integral part of these financial statements.

5

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) June 30, 2010 (Unaudited) (000’s Omitted)

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $1,802,466 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$50,015
Unrealized Depreciation	(182,513)
Net Unrealized Depreciation	$(132,498)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at June 30, 2010, was $6,128, which represents 0.36% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at June 30, 2010, was $3,919, which represents 0.23% of total net assets.

⌂
 The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
05/2010	742	Ping An Insurance (Group) Co.	$5,796

The aggregate value of these securities at June 30, 2010 was $6,128 which represents 0.36% of total net assets.

Forward Foreign Currency Contracts Outstanding at June 30, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
British Pound (Sell)	$2,933	$2,964	07/01/10	$31
British Pound (Sell)	15,708	15,862	07/02/10	154
British Pound (Sell)	4,769	4,773	07/06/10	4
Euro (Sell)	5,004	5,024	07/01/10	20
Japanese Yen (Sell)	5,178	5,126	07/01/10	(52)
Japanese Yen (Buy)	2,085	2,078	07/02/10	7
Swedish Krona (Sell)	1,003	1,004	07/06/10	1
				$165

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

Currency Concentration on Securities at June 30, 2010

Percentage of
Description	Net Assets
Brazilian Real	0.9%
British Pound	23.0
Canadian Dollar	1.7
Danish Kroner	0.9
Euro	22.1
Hong Kong Dollar	7.8
Indian Rupee	1.0
Indonesian New Rupiah	1.1
Japanese Yen	8.5
Malaysian Ringgit	0.1
South African Rand	0.7
Swedish Krona	2.7
Swiss Franc	13.0
Taiwanese Dollar	1.9
Turkish New Lira	1.2
United States Dollar	11.6
Other Assets and Liabilities	1.8
Total	100.0%

The accompanying notes are an integral part of these financial statements.

6

Hartford International Opportunities HLS Fund
Investment Valuation Hierarchy Level Summary June 30, 2010 (Unaudited) (000’s Omitted)

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Brazil	$41,449	$41,449	$–	$–
Canada	29,031	29,031	–	–
Chile	15,452	15,452	–	–
China	61,474	7,822	47,524	6,128
Colombia	12,071	12,071	–	–
Denmark	16,247	–	16,247	–
Finland	19,384	–	19,384	–
France	136,006	–	136,006	–
Germany	86,050	–	86,050	–
Hong Kong	79,179	–	79,179	–
India	28,720	11,821	16,899	–
Indonesia	18,006	–	18,006	–
Ireland	36,428	4,830	31,598	–
Israel	43,635	43,635	–	–
Italy	44,888	–	44,888	–
Japan	145,410	–	145,410	–
Malaysia	2,400	–	2,400	–
Mexico	18,373	18,373	–	–
Netherlands	14,911	–	14,911	–
Panama	6,611	6,611	–	–
Russia	12,650	12,650	–	–
South Africa	11,878	–	11,878	–
Spain	40,677	–	40,677	–
Sweden	46,664	–	46,664	–
Switzerland	220,649	–	220,649	–
Taiwan	32,559	–	32,559	–
Turkey	19,350	–	19,350	–
United Kingdom	393,020	–	393,020	–
United States	24,578	24,578	–	–
Total	1,657,750	228,323	1,423,299	6,128
Short-Term Investments	12,218	–	12,218	–
Total	$1,669,968	$228,323	$1,435,517	$6,128
Forward Foreign Currency Contracts*	217	–	217	–
Total	$217	$–	$217	$–
Liabilities:
Forward Foreign Currency Contracts*	52	–	52	–
Total	$52	$–	$52	$–

♦	For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

7

Hartford International Opportunities HLS Fund
Investment Valuation Hierarchy Level Summary – (continued) June 30, 2010 (Unaudited) (000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance
	December	Gain	Appreciation		Net			Into	Out of	as of June
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	30, 2010
Assets:
Common Stock	$—	$—	$332	†	$—	$—	$—	$5,796	$—	$6,128
Total	$—	$—	$332		$—	$—	$—	$5,796	$—	$6,128
*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted- transfer into Level 3 versus securities where trading has resumed - transfer out of Level 3.
2)	Broker quoted securities - transfer into Level 3 versus quoted prices in active markets - transfer out of Level 3.
3)	Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3.
†	Change in unrealized gains or losses in the current period relating to assets still held at June 30, 2010 was $332.

The accompanying notes are an integral part of these financial statements.

8

Hartford International Opportunities HLS Fund
Statement of Assets and Liabilities June 30, 2010 (Unaudited) (000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,778,515)	$1,669,968
Foreign currency on deposit with custodian (cost $654)	653
Unrealized appreciation on forward foreign currency contracts	217
Receivables:
Investment securities sold	42,663
Fund shares sold	492
Dividends and interest	2,775
Other assets	2
Total assets	1,716,770
Liabilities:
Unrealized depreciation on forward foreign currency contracts	52
Bank overdraft — U.S. Dollars	144
Payables:
Investment securities purchased	14,629
Fund shares redeemed	1,188
Investment management fees	263
Distribution fees	16
Accrued expenses	175
Total liabilities	16,467
Net assets	$1,700,303
Summary of Net Assets:
Capital stock and paid-in-capital	$2,679,120
Accumulated undistributed net investment income	11,800
Accumulated net realized loss on investments and foreign currency transactions	(882,152)
Unrealized depreciation of investments and the translations of assets and liabilities denominated in foreign currency	(108,465)
Net assets	$1,700,303
Shares authorized	2,625,000
Par value	$0.001
Class IA: Net asset value per share	$9.80
Shares outstanding	144,330
Net assets	$1,414,706
Class IB: Net asset value per share	$9.91
Shares outstanding	28,816
Net assets	$285,597

The accompanying notes are an integral part of these financial statements.

9

Hartford International Opportunities HLS Fund
Statement of Operations For the Six-Month Period Ended June 30, 2010 (Unaudited) (000’s Omitted)

Investment Income:
Dividends	$20,054
Interest	14
Less: Foreign tax withheld	(2,181)
Total investment income, net	17,887

Expenses:
Investment management fees	4,961
Administrative service fees	460
Transfer agent fees	2
Distribution fees - Class IB	314
Custodian fees	57
Accounting services fees	128
Board of Directors' fees	16
Audit fees	15
Other expenses	212
Total expenses (before fees paid indirectly)	6,165
Commission recapture	(33)
Total fees paid indirectly	(33)
Total expenses, net	6,132
Net investment income	11,755

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	128,747
Net realized gain on forward foreign currency contracts	3,453
Net realized loss on other foreign currency transactions	(451)
Net Realized Gain on Investments and Foreign Currency Transactions	131,749

Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(384,743)
Net unrealized depreciation of forward foreign currency contracts	(1,812)
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(124)
Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions	(386,679)
Net Loss on Investments and Foreign Currency Transactions	(254,930)
Net Decrease in Net Assets Resulting from Operations	$(243,175)

The accompanying notes are an integral part of these financial statements.

10

Hartford International Opportunities HLS Fund
Statement of Changes in Net Assets (000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income	$11,755	$20,978
Net realized gain (loss) on investments and foreign currency transactions	131,749	(73,223)
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	(386,679)	420,821
Payment from affiliate	—	3,351
Net increase (decrease) in net assets resulting from operations	(243,175)	371,927
Distributions to Shareholders:
From net investment income
Class IA	—	(21,709)
Class IB	—	(3,275)
Total distributions	—	(24,984)
Capital Share Transactions:
Class IA
Sold	53,237	102,964
Issued in merger	453,865	—
Issued on reinvestment of distributions	—	21,709
Redeemed	(138,907)	(218,597)
Total capital share transactions	368,195	(93,924)
Class IB
Sold	16,273	35,488
Issued in merger	142,673	—
Issued on reinvestment of distributions	—	3,275
Redeemed	(47,724)	(63,176)
Total capital share transactions	111,222	(24,413)
Net increase (decrease) from capital share transactions	479,417	(118,337)
Net increase in net assets	236,242	228,606
Net Assets:
Beginning of period	1,464,061	1,235,455
End of period	$1,700,303	$1,464,061
Accumulated undistributed (distribution in excess of)
net investment income	$11,800	$45
Shares:
Class IA
Sold	4,648	11,051
Issued in merger	39,574	—
Issued on reinvestment of distributions	—	2,025
Redeemed	(13,137)	(24,361)
Total share activity	31,085	(11,285)
Class IB
Sold	1,507	3,752
Issued in merger	12,297	—
Issued on reinvestment of distributions	—	302
Redeemed	(4,440)	(6,848)
Total share activity	9,364	(2,794)

The accompanying notes are an integral part of these financial statements.

11

Hartford International Opportunities HLS Fund
Notes to Financial Statements June 30, 2010 (Unaudited) (000’s Omitted)

1.	Organization:

Hartford International Opportunities HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-nine portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no

12

assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Foreign-denominated assets, including investment securities, and liabilities are translated from the local currency into U.S. dollars using exchange rates obtained from an independent third party as of the Fund’s Valuation Time.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Forward foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Forward foreign currency contracts are valued using foreign currency exchange rates and forward rates on the Valuation Date from an independent pricing service.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

13

Hartford International Opportunities HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited) (000’s Omitted)

Foreign Currency – Based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – Valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

14

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level are shown as if they occurred at the beginning of the period.

Refer to the Investment Valuation Hierarchy Levels Summary and the Level 3 roll forward reconciliation found following the Schedules of Investments.

c)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

d)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Wellington Management Company, LLP (“Wellington Management”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

e)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

f)
Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Forward foreign currency contracts may be used to hedge against adverse fluctuations in exchange rates between currencies.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding forward foreign currency contracts as shown on the Schedule of Investments as of June 30, 2010.

g)
Indexed Securities – The Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Fund may use these securities to increase or decrease its exposure to

15

Hartford International Opportunities HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited) (000’s Omitted)

different underlying instruments and to gain exposure to markets that might be difficult to invest in using conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there may be a limit to the potential appreciation of the investment. The Fund had no investments in indexed securities as of June 30, 2010.

h)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

i)
Illiquid and Restricted Securities – The Fund is permitted to invest up to 15% of its net assets in illiquid securities. “Illiquid Securities” are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid securities or other investments when its sub-adviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the unavailability of reliable market quotations for such securities or investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted securities as of June 30, 2010.

j)
Securities Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for securities that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. During this period, such securities are subject to market fluctuations, and the Fund identifies securities segregated in its records with value at least equal to the amount of the commitment. As of June 30, 2010, the Fund had no outstanding when-issued or delayed delivery securities.

k)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

16

i)	Additional Derivative Instrument(s) Information

Derivative Instrument(s) as of June 30, 2010.

	Statement of Assets and Liabilities Location
Risk Exposure Category	Asset Derivatives		Liability Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$217	Unrealized depreciation on forward foreign currency contracts	$52

The ratio of forward foreign currency contracts market value to net assets as of June 30, 2010, was 2.07%, compared to the six-month period average ratio of 11.44%.

Realized Gain/Loss and Change in Unrealized Appreciation (Depreciation) on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$—	$3,453	$—	$3,453
Total	$—	$—	$—	$3,453	$—	$3,453

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	—	—	—	(1,812)	—	$(1,812)
Total	$—	$—	$—	$(1,812)	$—	$(1,812)

m)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend

17

Hartford International Opportunities HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited) (000’s Omitted)

distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$24,984	$97,735
Long-Term Capital Gains*	—	21,880

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC code Sec. 852(b)(3)(C).

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$2,022
Accumulated Capital and Other Losses*	(497,714)
Unrealized Appreciation†	187,604
Total Accumulated Deficit	$(308,088)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†
The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$(591)
Accumulated Net Realized Gain (Loss) on Investments	4,221
Paid-in-Capital	(3,630)

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2010	$1,046
2016	209,068
2017	287,600
Total	$497,714

As of December 31, 2009, the Fund had $3,630 in expired capital loss carryforwards.

18

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

4.	Expenses:

a)
Investment Management Agreements – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Wellington Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

b)
Administrative Services Agreement – For the two-month period January 1, 2010 through February 28, 2010, under the Administrative Services Agreement between HLIC and the Company, on behalf of the Fund, HLIC provided administrative services to the Fund and received monthly compensation at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund assumed and paid certain other expenses (including, but not limited to, accounting, custodian, state taxes and Directors’ fees). Effective March 1, 2010, the Investment Management Agreement was amended to include the administrative services for the Fund and the separate administrative services agreement was terminated.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services and to HLIC for administrative services rendered from January 1, 2010 through February 28, 2010, and the rates of compensation paid to the HL Advisors for the combined services from March 1, 2010 through June 30, 2010; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

c)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.016%
On next $5 billion	0.014%
Over $10 billion	0.012%

d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

19

Hartford International Opportunities HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited) (000’s Omitted)

e)
Fees Paid Indirectly – The Company, on behalf of the Fund has entered into agreements with State Street Global Advisers, LLC and Russell Implementation Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, these amounts are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.73%	0.75%	0.71%	0.70%	0.73%	0.74%
Class IB	0.98	1.00	0.96	0.95	0.98	0.99

f)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

g)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $3. Hartford Investor Services Company, LLC ("HISC"), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. The amount HISC was compensated for providing such services can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

h)
Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provides that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009, as follows:

Amount
Reimbursement	$3,351

20

On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of The Hartford’s variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford settled this matter without admitting or denying the findings of the SEC.

The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and it is offered directly to certain qualified retirement plans (collectively “Products”). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, Inc. (“Hartford Life”) (the issuers of such variable annuity products), the Fund’s ability to restrict transfers by certain owners of older variable annuity products was limited. During 2006, these annuity owners surrendered the older variable annuity contracts that were the subject of prior litigation. In February 2005, Hartford Life agreed with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contracts owners.

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.23%	0.23%
Total Return Excluding Payments from Affiliate	33.15	32.83

	For the Year Ended December 31, 2006
	Class IA	Class IB
Impact from Payment from Affiliate for SEC Settlement	0.02%	0.02%
Total Return Excluding Payments from Affiliate	24.44	24.13

5.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$1,771,234
Sales Proceeds Excluding U.S. Government Obligations	1,383,494

6.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

21

Hartford International Opportunities HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited) (000’s Omitted)

7.	Fund Merger:

Reorganization of Hartford International Growth HLS Fund and Hartford International Small Company HLS Fund into Hartford International Opportunities HLS Fund: At a meeting held on August 5, 2009, the Board of Directors of the Company approved the Forms of Agreement and Plans of Reorganization (“Reorganization Agreements”) that provided for the reorganization of each of two series of the Company, Hartford International Growth HLS Fund (“Target Fund #1”) and Hartford International Small Company HLS Fund (“Target Fund #2), into another series of the Company, Hartford International Opportunities HLS Fund (“Acquiring Fund”) (“Reorganizations”). The reorganizations did not require shareholder approval by the shareholders of Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund or Hartford International Opportunities HLS Fund.

Pursuant to the Reorganization Agreements, on April 16, 2010, each holder of Class IA and Class IB shares of Hartford International Growth HLS Fund and Hartford International Small Company HLS Fund became the owner of full and fractional shares of the corresponding class in Hartford International Opportunities HLS Fund having an equal aggregate value.

The merger was accomplished by tax free exchange as detailed below:

					Acquiring	Net assets of
					Fund shares	Acquiring	Net assets of
	Net assets of	Net assets of			issued to the	Fund	Acquiring
	Target Fund	Target Fund	Target Fund	Target Fund	Target	immediately	Fund
	#1 on Merger	#2 on Merger	#1 shares	#2 shares	Funds'	before	immediately
	Date	Date	exchanged	exchanged	shareholders	merger	after merger

Class IA	$289,334	$164,531	37,523	$14,231	39,574	$1,276,569	$1,730,434
Class IB	97,957	44,716	12,771	3,902	12,297	216,979	359,652
Total	$387,291	$209,247	50,294	$18,133	51,871	$1,493,548	$2,090,086

The Hartford International Growth HLS Fund and Hartford International Small Company HLS Fund had the following unrealized appreciation, accumulated net realized losses and capital stock as of April 16, 2010.

	Unrealized	Accumulated Net
	Appreciation	Realized Gains
Fund	(Depreciation)	(Losses)	Capital Stock	Total
Target Fund #1	$42,552	$(389,616)	$734,355	$387,291
Target Fund #2	$22,130	$(102,620)	$289,737	$209,247

Assuming the acquisition had been completed on January 1, 2010, the beginning of the semi-annual reporting period of the Funds, Hartford International Opportunities HLS Fund’s pro forma results of operations for the six-month period ended June 30, 2010, are as follows:

			Net Decrease in Net Assets
Fund	Net Investment Income	Net Gain on Investments	Resulting from Operations
Acquiring Fund	$14,183	$(234,080)	$(219,897)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Hartford International Growth HLS Fund and Hartford International Small Company HLS Fund that have been included in Hartford International Opportunities HLS Fund’s statement of operations since April 16, 2010.

22

8.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

23

Hartford International Opportunities HLS Fund
Financial Highlights
- Selected Per-Share Date (A) -

	Net Asset			Net Realized						Net Increase
	Value at		Payments	and Unrealized	Total from	Dividends from	Distributions			(Decrease) in	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	Net Asset	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Value	of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$11.01	$0.08	$–	$(1.29)	$(1.21)	$–	$–	$–	$–	$(1.21)	$9.80
IB	11.15	0.06	–	(1.30)	(1.24)	–	–	–	–	(1.24)	9.91

For the Year Ended December 31, 2009
IA	8.40	0.16	0.03	2.61	2.80	(0.19)	–	–	(0.19)	2.61	11.01
IB	8.51	0.14	0.03	2.64	2.81	(0.17)	–	–	(0.17)	2.64	11.15

For the Year Ended December 31, 2008
IA	15.62	0.28	–	(6.68)	(6.40)	(0.28)	(0.54)	–	(0.82)	(7.22)	8.40
IB	15.78	0.27	–	(6.76)	(6.49)	(0.24)	(0.54)	–	(0.78)	(7.27)	8.51

For the Year Ended December 31, 2007
IA	15.23	0.18	–	3.77	3.95	(0.19)	(3.37)	–	(3.56)	0.39	15.62
IB	15.36	0.16	–	3.78	3.94	(0.15)	(3.37)	–	(3.52)	0.42	15.78

For the Year Ended December 31, 2006
IA	13.59	0.22	–	3.05	3.27	(0.40)	(1.23)	–	(1.63)	1.64	15.23
IB	13.52	0.18	–	3.07	3.25	(0.18)	(1.23)	–	(1.41)	1.84	15.36

For the Year Ended December 31, 2005
IA	11.86	0.14	–	1.59	1.73	–	–	–	–	1.73	13.59
IB	11.83	0.13	–	1.56	1.69	–	–	–	–	1.69	13.52

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)
During the six-month period ended June 30, 2010, the Fund incurred $456.2 million in sales associated with the transition of assets from Hartford International Growth HLS Fund and Hartford International Small Company HLS Fund, which merged into the Fund on April 16, 2010. These sales were excluded from the portfolio turnover calculation.

(H)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

24

- Ratios and Supplemental Data -

			Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio Turnover
Total Return(B)		Net Assets at End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Rate(D)

(11.00	)%(E)	$1,414,706	0.73	%(F)	0.73	%(F)	1.68	%(F)	70	%(G)
(11.11	) (E)	285,597	0.98	(F)	0.98	(F)	1.44	(F)	–

33.46	(H)	1,247,179	0.76		0.76		1.68		152
33.13	(H)	216,882	1.01		1.01		1.43		–

(42.25)		1,046,234	0.71		0.71		2.21		158
(42.39)		189,221	0.96		0.96		1.96		–

27.43		2,027,078	0.71		0.71		1.13		135
27.11		417,144	0.96		0.96		0.89		–

24.46	(H)	1,596,055	0.75		0.75		1.47		119
24.15	(H)	382,371	1.00		1.00		1.24		–

14.62		1,251,426	0.78		0.78		1.22		120
14.33		319,626	1.03		1.03		0.97		–

25

Hartford International Opportunities HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

26

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
1 Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
2 Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

27

Hartford International Opportunities HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford International Opportunities HLS Fund
Shareholder Meeting Results (Unaudited)

The following proposal was addressed and approved at a Special Meeting of Shareholders held on February 12, 2010.

Proposal to approve amendments to the Investment Management Agreement between the Fund and HL Investment Advisors, the purpose of which were to combine the administrative services for the Fund with the management services for the Fund under a single agreement.

Fund	For	Against	Abstain
Hartford International Opportunities HLS
Fund	112,320,364.058	4,312,282.994	3,698,004.148

Proposal to elect Lemma Senbet and John Walters, each currently a Director, as Directors of Hartford Series Fund Inc.

Lemma W. Senbet

Funds	For	Withheld
Hartford Series Fund, Inc.	5,079,578,022.902	241,839,974.106

John C. Walters

Funds	For	Withheld
Hartford Series Fund, Inc.	5,081,138,302.186	240,279,694.822

29

Hartford International Opportunities HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	In the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$890.02	$3.42	$1,000.00	$1,021.17	$3.66	0.73%	181	365
Class IB	$1,000.00	$888.91	$4.59	$1,000.00	$1,019.93	$4.91	0.98%	181	365

30

Hartford International Opportunities HLS Fund
Approval of Investment Management Agreement (Unaudited)

The Board approved the annual continuation of the Investment Management Agreement (the “Agreement”) between Hartford Series Fund, Inc. (“HSF”) and HL Investment Advisors, LLC (“HL Advisors”) with respect to the Fund at its meeting on August 4-5, 2009. The Board’s considerations in approving the renewal of the Agreement are disclosed in the December 31, 2009 Annual Report for HSF.

At the November 4-5, 2009 meeting, the Board considered and approved amendments to the Agreement to include administrative services, which had been provided pursuant to a separate agreement, and investment management services under one agreement. The Board, including all of the Independent Directors, approved the amendments to the Agreement with respect to the Fund.

In approving the amendments, in addition to the information presented at the August meeting in connection with the annual review of the Agreement and the additional information provided throughout the year, the Board also considered the fact that the amendments did not result in an overall increase in fees to shareholders. The Board took note of the fact that the management of HL Advisors believes that the proposal to combine the administrative services with the investment management services under a single agreement will produce streamlined fee disclosure, resulting in greater transparency and clarity in the Fund’s prospectuses and financial reports. The Board further noted management's belief that the change would result in consistency across all of the Hartford Funds in the complex in that the funds of HSF are the only funds in the complex (other than the R share classes of the Hartford retail funds) that are subject to a separate administrative services fee. Finally, the Board noted management's view that the proposed changes to the Agreement should also serve to simplify the Board's annual consideration of the investment management arrangements for the Fund in that the investment management and administrative fees would be presented as a single fee for fee comparison purposes, which should facilitate the Board's analysis.

The shareholders of the Fund approved the amendments at a Special Meeting of Shareholders held on February 12, 2010. The amendments were effective as of March 1, 2010.

31

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

“The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. The prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-IO10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford MidCap HLS Fund

Hartford MidCap HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford MidCap HLS Fund* inception 07/14/1997
(subadvised by Wellington Management Company, LLP)

Investment objective – Seeks long-term growth of capital.

Performance Overview(1) 6/30/00 - 6/30/10
Growth of $10,000 investment

S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the mid-cap U.S. equity  market.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	5	10
	Month†	Year	Year	Year
MidCap IA	-1.01%	21.35%	3.71%	5.69%
MidCap IB	-1.12%	21.07%	3.45%	5.44%
S&P MidCap 400 Index	-1.36%	24.93%	2.21%	5.31%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

*	The Fund has restrictions on the purchase of shares. A description of the restrictions can be found in the prospectus.

Portfolio Managers
Phillip H. Perelmuter	Philip W. Ruedi, CFA	Mark A. Whitaker, CFA
Senior Vice President, Partner	Vice President	Vice President

How did the Fund perform?

The Class IA shares of the Hartford MidCap HLS Fund returned -1.01% for the six-month period ended June 30, 2010, outperforming its benchmark, the S&P MidCap 400 Index, which returned -1.36% for the same period. The Fund also outperformed the -1.89% return of the average fund in the Lipper Mid-Cap Core Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global equities had a tumultuous start to 2010. Through late April, U.S. equities rose as investor confidence grew amid better-than-expected corporate earnings, accommodative monetary policy, and improving economic conditions. From late April until the end of the period, risk aversion rose and equities fell on concerns that the global economy could slip back into recession. Investors worried about how burgeoning fiscal deficits across much of Europe, tightening credit conditions in China, and a disinflationary environment would affect the economic recovery and corporate earnings growth.

Large cap stocks (-7%) trailed mid (-1%) and small (-2%) cap stocks during the period, as measured by the S&P 500, S&P MidCap 400, and Russell 2000 indices, respectively. Seven out of ten sectors within the S&P MidCap 400 Index declined during the period. Energy (-8%), Information Technology (-5%), and Industrials (-4%) declined the most, while the Health Care (+6%), Financials (+1%), and Materials (+0%) sectors performed the best.

Outperformance versus the benchmark was driven by security selection. Strong security selection in Industrials, Financials, and Information Technology more than offset weak stock selection in the Health Care and Consumer Discretionary sectors. Sector allocation, which is driven by our bottom-up (i.e. stock by stock fundamental research) stock selection process, also contributed modestly during the period. The Fund’s overweight (i.e. the Fund’s sector position was greater than the benchmark position) positions in Health Care and Consumer Discretionary were additive while the Fund’s underweight (i.e. the Fund’s sector position was less than the benchmark position) to Financials and overweight to Energy detracted.

2

Top relative and absolute contributors included Huntington Bancshares (Financials), M&T Bank (Financials), and Hasbro (Consumer Discretionary). Shares of Ohio-based diversified banking and financial services company Huntington Bancshares rose as investors grew more confident in new management's efforts to improve core operations, strengthen the balance sheet, and reduce risk. In April, the company also announced strong earnings along with a better-than-expected outlook for fiscal year 2010 earnings. Large mid-Atlantic bank M&T Bank’s shares benefited as the company announced stronger-than-anticipated first quarter earnings, and the company recently lowered its loan-loss provisions and increased total deposits. Shares of toy maker Hasbro rose as the company reported strong first quarter earnings driven by robust demand and announced an additional $625 million share repurchase authorization. Rumors of a private equity firm’s interest in Hasbro lifted the stock in late June.

Top detractors from relative (i.e. performance of the Fund as measured against the benchmark) performance included King Pharmaceuticals (Health Care), DreamWorks Animation (Consumer Discretionary), and Apollo Group (Consumer Discretionary). Shares of King Pharmaceuticals, a pharmaceutical company specializing in abuse-resistant pain medications, fell as new prescription trends for the company's recently-approved controlled-release morphine product, Embeda, fell short of Wall Street expectations. Computer-generated, animated feature film company DreamWorks Animation’s shares declined after the firm's new 3-D "Shrek" film disappointed at the box office. Shares of for-profit educational services provider Apollo Group fell due to regulatory concerns and fears that the firm’s shift away from associate degree customers may weigh on earnings growth. Money transfer company Western Union was also among the top detractors from absolute performance.

What is the outlook?

Global equity markets have come under pressure as credit fears have resurfaced, especially in Europe. We believe there are early indications of a coming global growth slowdown. With inflation generally absent, we expect no rate hikes from any of the major central banks in the near future. The sovereign debt crisis in Europe is likely only a precursor to the fiscal challenges many developed world countries will have to face in coming years. We believe emerging countries continue to have superior macroeconomic fundamentals and are expected to provide some offset in an otherwise slowing global growth environment.

Our efforts are focused on picking stocks based on a bottom-up review of their fundamentals. As a result of these individual stock decisions, we ended the period with our most significant overweight positions relative to the benchmark in the Industrials, Information Technology, and Health Care sectors. Our largest underweights relative to the benchmark were in Financials, Materials, and Utilities.

Diversification by Industry
as of June 30, 2010
Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	1.0%
Banks (Financials)	4.5
Capital Goods (Industrials)	11.2
Commercial & Professional Services (Industrials)	3.1
Consumer Durables & Apparel (Consumer Discretionary)	2.9
Consumer Services (Consumer Discretionary)	3.3
Diversified Financials (Financials)	3.6
Energy (Energy)	6.3
Food, Beverage & Tobacco (Consumer Staples)	1.7
Health Care Equipment & Services (Health Care)	7.5
Household & Personal Products (Consumer Staples)	0.4
Insurance (Financials)	4.6
Materials (Materials)	3.7
Media (Consumer Discretionary)	2.6
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	6.0
Real Estate (Financials)	2.2
Retailing (Consumer Discretionary)	5.0
Semiconductors & Semiconductor Equipment (Information Technology)	2.9
Software & Services (Information Technology)	12.0
Technology Hardware & Equipment (Information Technology)	3.8
Telecommunication Services (Services)	1.3
Transportation (Industrials)	5.8
Utilities (Utilities)	4.2
Short-Term Investments	0.5
Other Assets and Liabilities	(0.1)
Total	100.0%

3

Hartford MidCap HLS Fund
Schedule of Investments June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6%
	Automobiles & Components - 1.0%
692	Harley-Davidson, Inc.	$15,392

	Banks - 4.5%
2,721	Huntington Bancshares, Inc.	15,073
297	M&T Bank Corp.	25,231
644	MGIC Investment Corp. ●	4,437
582	People's United Financial, Inc.	7,852
1,075	TCF Financial Corp.	17,862
		70,455
	Capital Goods - 11.2%
476	AMETEK, Inc.	19,111
154	BE Aerospace, Inc. ●	3,916
348	Carlisle Cos., Inc.	12,566
517	IDEX Corp.	14,768
454	Ingersoll-Rand plc	15,665
290	Jacobs Engineering Group, Inc. ●	10,564
284	Joy Global, Inc.	14,216
633	Lennox International, Inc.	26,293
606	Masco Corp.	6,518
732	PACCAR, Inc.	29,193
437	Rockwell Collins, Inc.	23,196
		176,006
	Commercial & Professional Services - 3.1%
495	Herman Miller, Inc.	9,344
375	HNI Corp.	10,333
244	Manpower, Inc.	10,545
195	Republic Services, Inc.	5,790
550	Robert Half International, Inc.	12,949
		48,961
	Consumer Durables & Apparel - 2.9%
504	Hasbro, Inc.	20,715
372	Mattel, Inc.	7,865
26	NVR, Inc. ●	17,086
		45,666
	Consumer Services - 3.3%
262	Apollo Group, Inc. Class A ●	11,144
152	Cheesecake Factory, Inc. ●	3,372
172	DeVry, Inc.	9,018
164	ITT Educational Services, Inc. ●	13,615
71	Strayer Education, Inc.	14,740
		51,889
	Diversified Financials - 3.6%
75	IntercontinentalExchange, Inc. ●	8,455
1,199	SEI Investments Co.	24,420
251	Stifel Financial ●	10,895
572	Waddell and Reed Financial, Inc. Class A	12,517
		56,287
	Energy - 6.3%
587	Cobalt International Energy ●	4,369
501	Consol Energy, Inc.	16,920
467	Denbury Resources, Inc. ●	6,840
169	ENSCO International plc	6,630
628	Frontier Oil Corp.	8,447
288	Holly Corp.	7,654
168	Noble Energy, Inc.	10,135
334	Overseas Shipholding Group, Inc.	12,378
246	Peabody Energy Corp.	9,642
129	SM Energy Co.	5,177
253	Ultra Petroleum Corp. ●	11,195
		99,387
	Food, Beverage & Tobacco - 1.7%
1,010	Dean Foods Co. ●	10,172
321	Flowers Foods, Inc.	7,847
565	Smithfield Foods, Inc. ●	8,417
		26,436
	Health Care Equipment & Services - 7.5%
443	Beckman Coulter, Inc.	26,733
124	Cerner Corp. ●	9,403
173	Edwards Lifesciences Corp. ●	9,669
920	Lincare Holdings, Inc. ●	29,898
629	Patterson Cos., Inc.	17,954
184	Resmed, Inc. ●	11,177
337	Universal Health Services, Inc. Class B	12,868
		117,702
	Household & Personal Products - 0.4%
103	Estee Lauder Co., Inc.	5,729

	Insurance - 4.6%
871	Brown & Brown, Inc.	16,674
1,447	Genworth Financial, Inc. ●	18,906
1,037	Unum Group	22,511
532	W.R. Berkley Corp.	14,086
		72,177
	Materials - 3.7%
89	Cliff's Natural Resources, Inc.	4,183
205	FMC Corp.	11,768
53	Martin Marietta Materials, Inc.	4,520
322	Scotts Miracle-Gro Co. Class A	14,318
208	Sherwin-Williams Co.	14,391
579	Steel Dynamics, Inc.	7,630
		56,810
	Media - 2.6%
624	Discovery Communications, Inc. ●	22,267
615	DreamWorks Animation SKG, Inc. ●	17,544
		39,811
	Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
923	Amylin Pharmaceuticals, Inc. ●	17,362
1,376	King Pharmaceuticals, Inc. ●	10,443
877	Mylan, Inc. ●	14,952
659	Qiagen N.V. ●	12,673
235	Regeneron Pharmaceuticals, Inc. ●	5,250
200	Vertex Pharmaceuticals, Inc. ●	6,563
629	Watson Pharmaceuticals, Inc. ●	25,502
		92,745
	Real Estate - 2.2%
207	Alexandria Real Estate Equities, Inc.	13,124
312	AMB Property Corp.	7,390
341	Host Hotels & Resorts, Inc.	4,603
96	Public Storage	8,470
		33,587
	Retailing - 5.0%
248	Advance Automotive Parts, Inc.	12,420
52	AutoZone, Inc. ●	10,028
276	CarMax, Inc. ●	5,482
1,291	Office Depot, Inc. ●	5,217
273	O'Reilly Automotive, Inc. ●	12,970
The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.6% - (continued)
	Retailing - 5.0% - (continued)
922	Penske Automotive Group, Inc. ●		$10,478
864	Staples, Inc.		16,463
145	Urban Outfitters, Inc. ●		5,000
			78,058
	Semiconductors & Semiconductor Equipment - 2.9%
313	Altera Corp.		7,768
325	Analog Devices, Inc.		9,041
319	Lam Research Corp. ●		12,137
434	Maxim Integrated Products, Inc.		7,258
344	Xilinx, Inc.		8,689
			44,893
	Software & Services - 12.0%
427	BMC Software, Inc. ●		14,773
533	Check Point Software Technologies Ltd.
	ADR ●		15,704
369	Citrix Systems, Inc. ●		15,570
90	Equinix, Inc. ●		7,342
160	Factset Research Systems, Inc.		10,712
483	Gartner, Inc. Class A ●		11,220
941	Genpact Ltd. ●		14,611
139	Global Payments, Inc.		5,090
306	GSI Commerce, Inc. ●		8,816
421	Micros Systems ●		13,401
576	Red Hat, Inc. ●		16,664
146	Salesforce.com, Inc. ●		12,534
898	VeriSign, Inc. ●		23,829
1,028	Western Union Co.		15,320
			185,586
	Technology Hardware & Equipment - 3.8%
254	National Instruments Corp.		8,072
639	NetApp, Inc. ●		23,848
640	Polycom, Inc. ●		19,060
287	Teradata Corp. ●		8,760
			59,740
	Telecommunication Services - 1.3%
441	American Tower Corp. Class A ●		19,602

	Transportation - 5.8%
180	C.H. Robinson Worldwide, Inc.		9,991
453	Con-way, Inc.		13,590
552	Expeditors International of Washington, Inc.		19,049
379	J.B. Hunt Transport Services, Inc.		12,379
222	Kansas City Southern ●		8,086
2,407	Southwest Airlines Co.		26,736
			89,831
	Utilities - 4.2%
517	Aqua America, Inc.		9,142
811	Northeast Utilities		20,664
801	UGI Corp.		20,365
310	Wisconsin Energy Corp.		15,704
			65,875
	Total common stocks (cost $1,435,401)		$1,552,625

	Total long-term investments (cost $1,435,401)		$1,552,625

SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
	Bank of America TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $2,800, collateralized by
	FHLMC 5.50%, 2039, FNMA 4.50% -
	5.50%, 2038 - 2040, GNMA 5.00%, 2040,
	value of $2,856)
$2,800	0.05%, 6/30/2010		$2,800
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $480,
	collateralized by FNMA 4.50% - 6.50%,
	2024 - 2040, GNMA 5.00% - 6.50%, 2038
	- 2040, value of $489)
480	0.04%, 6/30/2010		480
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $2,120,
	collateralized by GNMA 3.13% - 7.00%,
	2023 - 2052, value of $2,163)
2,120	0.05%, 6/30/2010		2,120
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $480, collateralized by FHLMC
	2.38% - 5.83%, 2033 - 2038, value of
	$489)
480	0.06%, 6/30/2010		480
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $2,091,
	collateralized by FHLMC 5.00% - 5.50%,
	2038 - 2039, FNMA 5.00%, 2039, value of
	$2,141)
2,091	0.03%, 6/30/2010		2,091
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 07/01/2010 in the amount of
	$25, collateralized by U.S. Treasury Bill
	0.88%, 2011, value of $25)
25	0.02%, 6/30/2010		25
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $529,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2036, value of $540)
529	0.09%, 6/30/2010		529
			8,525
	Total short-term investments
	(cost $8,525)		$8,525

	Total investments
	(cost $1,443,926) ▲	100.1%	$1,561,150
	Other assets and liabilities	(0.1)%	(2,119)
	Total net assets	100.0%	$1,559,031

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.2% of total net assets at June 30, 2010.

The accompanying notes are an integral part of these financial statements.

5

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $1,456,589 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$181,936
Unrealized Depreciation	(77,375)
Net Unrealized Appreciation	$104,561

●	Currently non-income producing.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

6

Hartford MidCap HLS Fund
Investment Valuation Hierarchy Level Summary June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$1,552,625	$1,552,625	$–	$–
Short-Term Investments	8,525	–	8,525	–
Total	$1,561,150	$1,552,625	$8,525	$–

♦	For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

The accompanying notes are an integral part of these financial statements.

7

Hartford MidCap HLS Fund
Statement of Assets and Liabilities June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,443,926)	$1,561,150
Cash	1
Receivables:
Investment securities sold	1,313
Fund shares sold	721
Dividends and interest	841
Other assets	—
Total assets	1,564,026
Liabilities:
Payables:
Investment securities purchased	3,404
Fund shares redeemed	1,165
Investment management fees	242
Distribution fees	6
Accrued expenses	178
Total liabilities	4,995
Net assets	$1,559,031
Summary of Net Assets:
Capital stock and paid-in-capital	$1,820,665
Accumulated undistributed net investment income	2,198
Accumulated net realized loss on investments	(381,056)
Unrealized appreciation of investments	117,224
Net assets	$1,559,031
Shares authorized	2,400,000
Par value	$0.001
Class IA: Net asset value per share	$20.91
Shares outstanding	69,363
Net assets	$1,450,282
Class IB: Net asset value per share	$20.68
Shares outstanding	5,258
Net assets	$108,749

The accompanying notes are an integral part of these financial statements.

8

Hartford MidCap HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$7,480
Interest	17
Less: Foreign tax withheld	—
Total investment income, net	7,497

Expenses:
Investment management fees	5,232
Administrative service fees	541
Transfer agent fees	3
Distribution fees - Class IB	197
Custodian fees	7
Accounting services fees	103
Board of Directors' fees	23
Audit fees	20
Other expenses	169
Total expenses (before fees paid indirectly)	6,295
Commission recapture	(45)
Total fees paid indirectly	(45)
Total expenses, net	6,250
Net investment income	1,247

Net Realized Gain on Investments:
Net realized gain on investments	104,367
Net realized gain on forward foreign currency contracts	—
Net realized gain on other foreign currency transactions	—
Net Realized Gain on Investments	104,367

Net Changes in Unrealized Depreciation of Investments:
Net unrealized depreciation of investments	(115,032)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	—
Net Changes in Unrealized Depreciation of Investments	(115,032)
Net Loss on Investments	(10,665)
Net Decrease in Net Assets Resulting from Operations	$(9,418)

The accompanying notes are an integral part of these financial statements.

9

Hartford MidCap HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income	$1,247	$7,801
Net realized gain (loss) on investments	104,367	(209,864)
Net unrealized appreciation (depreciation) of investments	(115,032)	677,841
Payment from affiliate	—	499
Net increase (decrease) in net assets resulting from operations	(9,418)	476,277
Distributions to Shareholders:
From net investment income
Class IA	—	(7,335)
Class IB	—	(455)
Total distributions	—	(7,790)
Capital Share Transactions:
Class IA
Sold	89,990	167,249
Issued on reinvestment of distributions	—	7,335
Redeemed	(116,916)	(664,029)
Total capital share transactions	(26,926)	(489,445)
Class IB
Sold	15,469	22,487
Issued on reinvestment of distributions	—	455
Redeemed	(84,151)	(59,996)
Total capital share transactions	(68,682)	(37,054)
Net decrease from capital share transactions	(95,608)	(526,499)
Net decrease in net assets	(105,026)	(58,012)
Net Assets:
Beginning of period	1,664,057	1,722,069
End of period	$1,559,031	$1,664,057
Accumulated undistributed (distribution in excess of) net investment income	$2,198	$951
Shares:
Class IA
Sold	4,079	9,737
Issued on reinvestment of distributions	—	355
Redeemed	(5,297)	(35,304)
Total share activity	(1,218)	(25,212)
Class IB
Sold	695	1,317
Issued on reinvestment of distributions	—	22
Redeemed	(3,718)	(3,604)
Total share activity	(3,023)	(2,265)

The accompanying notes are an integral part of these financial statements.

10

Hartford MidCap HLS Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford MidCap HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-nine portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no

11

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Foreign-denominated assets, including investment securities, and liabilities are translated from the local currency into U.S. dollars using exchange rates obtained from an independent third party as of the Fund’s Valuation Time.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Forward foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Forward foreign currency contracts are valued using foreign currency exchange rates and forward rates on the Valuation Date from an independent pricing service.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

Foreign Currency – Based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – Valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

12

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

During the six-month period ended June 30, 2010, the Fund held no Level 3 securities, therefore no reconciliation of Level 3 securities is presented.

13

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Refer to the Investment Valuation Hierarchy Level Summary found following the Schedule of Investments.

c)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

d)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Wellington Management Company, LLP (“Wellington Management”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

e)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

f)
Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Forward foreign currency contracts may be used to hedge against adverse fluctuations in exchange rates between currencies.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding forward foreign currency contracts as of June 30, 2010.

g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

14

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

h)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

i)	Additional Derivative Instrument(s) Information

The volume of derivative activity was minimal during the six-month period ended June 30, 2010.

Realized Gain/Loss on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—

j)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

15

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$7,790	$61,086
Long-Term Capital Gains*	—	70,346

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC code Sec. 852(b)(3)(C).

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$951
Accumulated Capital and Other Losses*	(472,760)
Unrealized Appreciation†	219,593
Total Accumulated Deficit	$(252,216)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†
The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$(449)
Accumulated Net Realized Gain (Loss) on Investments	449

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2016	$142,416
2017	330,344
Total	$472,760

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

16

4.	Expenses:

a)
Investment Management Agreements – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Wellington Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

b)
Administrative Services Agreement – For the two-month period January 1, 2010 through February 28, 2010, under the Administrative Services Agreement between HLIC and the Company, on behalf of the Fund, HLIC provided administrative services to the Fund and received monthly compensation at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund assumed and paid certain other expenses (including, but not limited to, accounting, custodian, state taxes and Directors’ fees). Effective March 1, 2010, the Investment Management Agreement was amended to include the administrative services for the Fund and the separate administrative services agreement was terminated.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services and to HLIC for administrative services rendered from January 1, 2010 through February 28, 2010, and the rates of compensation paid to the HL Advisors for the combined services from March 1, 2010 through June 30, 2010; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

c)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.012%
Over $5 billion	0.010%

d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

e)
Fees Paid Indirectly – The Company, on behalf of the Fund has entered into agreements with State Street Global Advisers, LLC and Russell Implementation Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to

17

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, these amounts are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.71%	0.70%	0.68%	0.68%	0.66%	0.68%
Class IB	0.96	0.95	0.93	0.93	0.91	0.93

f)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

g)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $4. Hartford Investor Services Company, LLC ("HISC"), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. The amount HISC was compensated for providing such services can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

h)
Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provides that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009, as follows:

Amount
Reimbursement	$499

On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of The Hartford’s variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford settled this matter without admitting or denying the findings of the SEC.

The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and it is offered directly to certain qualified retirement plans (collectively “Products”). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against

18

Hartford Life, Inc. (“Hartford Life”) (the issuers of such variable annuity products), the Fund’s ability to restrict transfers by certain owners of older variable annuity products was limited. During 2006, these annuity owners surrendered the older variable annuity contracts that were the subject of prior litigation. In February 2005, Hartford Life agreed with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contracts owners.

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.03%	0.03%
Total Return Excluding Payments from Affiliate	30.92	30.59

	For the Year Ended December 31, 2006
	Class IA	Class IB
Impact from Payment from Affiliate for SEC Settlement	0.15%	0.15%
Total Return Excluding Payments from Affiliate	11.59	11.31

	For the Year Ended December 31, 2005
	Class IA	Class IB
Impact from Payment from Affiliate for Unrestricted Transfers	0.02%	0.02%
Total Return Excluding Payments from Affiliate	16.76	16.47

5.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$578,005
Sales Proceeds Excluding U.S. Government Obligations	611,659

6.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

7.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

19

Hartford MidCap HLS Fund
Financial Highlights
- Selected Per-Share Date (A) -

	Net Asset			Net Realized
	Value at		Payments	and Unrealized	Total from	Dividends from	Distributions			Net Increase	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	(Decrease) in	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Net Asset Value	of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$21.12	$0.02	$–	$(0.23)	$(0.21)	$–	$–	$–	$–	$(0.21)	$20.91
IB	20.92	(0.01)	–	(0.23)	(0.24)	–	–	–	–	(0.24)	20.68

For the Year Ended December 31, 2009
IA	16.21	0.11	0.01	4.89	5.01	(0.10)	–	–	(0.10)	4.91	21.12
IB	16.06	0.04	0.01	4.86	4.91	(0.05)	–	–	(0.05)	4.86	20.92

For the Year Ended December 31, 2008
IA	26.34	0.12	–	(9.03)	(8.91)	(0.12)	(1.10)	–	(1.22)	(10.13)	16.21
IB	26.08	0.06	–	(8.92)	(8.86)	(0.06)	(1.10)	–	(1.16)	(10.02)	16.06

For the Year Ended December 31, 2007(H)
IA	26.99	0.06	–	3.99	4.05	(0.15)	(4.55)	–	(4.70)	(0.65)	26.34
IB	26.76	(0.01)	–	3.95	3.94	(0.07)	(4.55)	–	(4.62)	(0.68)	26.08

For the Year Ended December 31, 2006
IA	28.73	0.33	0.04	2.92	3.29	(0.33)	(4.70)	–	(5.03)	(1.74)	26.99
IB	28.53	0.25	0.04	2.89	3.18	(0.25)	(4.70)	–	(4.95)	(1.77)	26.76

For the Year Ended December 31, 2005
IA	28.61	0.11	0.01	4.60	4.72	(0.12)	(4.48)	–	(4.60)	0.12	28.73
IB	28.42	0.01	0.01	4.59	4.61	(0.02)	(4.48)	–	(4.50)	0.11	28.53

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate, as noted on the Statement of Operations, can be found in Expenses in the accompanying Notes to Financial Statements.
(H)	Per share amounts have been calculated using the average shares method.

20

- Ratios and Supplemental Data -

		Net Assets at	Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio
Total Return(B)		End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Turnover Rate(D)

(1.01	)%(E)	$1,450,282	0.71	%(F)	0.71	%(F)	0.17	%(F)	35%
(1.12	) (E)	108,749	0.96	(F)	0.96	(F)	(0.12	) (F)	–

30.96	(G)	1,490,852	0.72		0.72		0.48		82
30.62	(G)	173,205	0.97		0.97		0.23		–

(35.32)		1,552,741	0.69		0.69		0.51		92
(35.49)		169,328	0.94		0.94		0.26		–

15.30		2,716,285	0.69		0.69		0.22		79
15.01		302,151	0.94		0.94		(0.03)		–

11.74	(G)	2,606,275	0.68		0.68		1.06		89
11.46	(G)	274,695	0.93		0.93		0.82		–

16.78	(G)	2,529,805	0.70		0.70		0.39		70
16.49	(G)	254,833	0.95		0.95		0.14		–

21

Hartford MidCap HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

22

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
[1]	Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
[2]	Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

23

Hartford MidCap HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

Hartford MidCap HLS Fund
Shareholder Meeting Results (Unaudited)

The following proposals were addressed and approved at a Special Meeting of Shareholders held on February 12, 2010.

Proposal to approve amendments to the Investment Management Agreement between the Fund and HL Investment Advisors, the purpose of which were to combine the administrative services for the Fund with the management services for the Fund under a single agreement.

Fund	For	Against	Abstain
Hartford MidCap HLS Fund	44,645,604.987	1,046,244.728	881,848.032

Proposal to elect Lemma Senbet and John Walters, each currently a Director, as Directors of Hartford Series Fund Inc.

Lemma W. Senbet

Funds	For	Withheld
Hartford Series Fund, Inc.	5,079,578,022.902	241,839,974.106

John C. Walters

Funds	For	Withheld
Hartford Series Fund, Inc.	5,081,138,302.186	240,279,694.822

25

Hartford MidCap HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$989.87	$3.50	$1,000.00	$1,021.27	$3.56	0.71%	181	365
Class IB	$1,000.00	$988.76	$4.73	$1,000.00	$1,020.03	$4.81	0.96%	181	365

26

Hartford MidCap HLS Fund
Approval of Investment Management Agreement (Unaudited)

The Board approved the annual continuation of the Investment Management Agreement (the “Agreement”) between Hartford Series Fund, Inc. (“HSF”) and HL Investment Advisors, LLC (“HL Advisors”) with respect to the Fund at its meeting on August 4-5, 2009. The Board’s considerations in approving the renewal of the Agreement are disclosed in the December 31, 2009 Annual Report for HSF.

At the November 4-5, 2009 meeting, the Board considered and approved amendments to the Agreement to include administrative services, which had been provided pursuant to a separate agreement, and investment management services under one agreement. The Board, including all of the Independent Directors, approved the amendments to the Agreement with respect to the Fund.

In approving the amendments, in addition to the information presented at the August meeting in connection with the annual review of the Agreement and the additional information provided throughout the year, the Board also considered the fact that the amendments did not result in an overall increase in fees to shareholders. The Board took note of the fact that the management of HL Advisors believes that the proposal to combine the administrative services with the investment management services under a single agreement will produce streamlined fee disclosure, resulting in greater transparency and clarity in the Fund’s prospectuses and financial reports. The Board further noted management's belief that the change would result in consistency across all of the Hartford Funds in the complex in that the funds of HSF are the only funds in the complex (other than the R share classes of the Hartford retail funds) that are subject to a separate administrative services fee. Finally, the Board noted management's view that the proposed changes to the Agreement should also serve to simplify the Board's annual consideration of the investment management arrangements for the Fund in that the investment management and administrative fees would be presented as a single fee for fee comparison purposes, which should facilitate the Board's analysis.

The shareholders of the Fund approved the amendments at a Special Meeting of Shareholders held on February 12, 2010. The amendments were effective as of March 1, 2010.

27

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

“The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. The prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-MC10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford MidCap Value HLS Fund

Hartford MidCap Value HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford MidCap Value HLS Fund* inception 04/30/2001
(subadvised by Wellington Management Company, LLP)

Investment objective – Seeks long-term capital appreciation.

Performance Overview(1) 4/30/01 - 6/30/10
Growth of $10,000 investment

Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	5	Since
	Month†	Year	Year	Inception
MidCap Value IA	-3.55%	25.53%	1.63%	5.18%
MidCap Value IB	-3.66%	25.22%	1.38%	4.93%
Russell 2500 Value Index	-1.57%	26.46%	-0.09%	6.13%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

*	The Fund has restrictions on the purchase of shares. A description of the restrictions can be found in the prospectus.

Portfolio Manager
James N. Mordy
Senior Vice President, Partner

How did the Fund perform?

The Class IA shares of the Hartford MidCap Value HLS Fund returned -3.55% for the six-month period ended June 30, 2010, underperforming its benchmark, the Russell 2500 Value Index, which returned -1.57% for the same period. The Fund also underperformed the -2.92% return of the average fund in the Lipper Mid-Cap Value VP-UF Fund peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Equity markets retreated during the period as the speed of the economic recovery was called into question by several global developments. Overall equity market performance was negative for the period across all market capitalizations: large cap equities (-7%), mid cap equities (-1%), and small cap equities (-2%) all declined as represented by the S&P 500, S&P 400 MidCap, and Russell 2000 indices respectively. During the six-month period, Financials (+3%) was the only sector to deliver positive returns within the Russell 2500 Value Index, while Telecommunication Services (-10%), Information Technology (-8%), and Energy (-6%) declined the most.

The Fund’s relative underperformance versus the index was primarily driven by weak stock selection within Consumer Staples, Financials, and Materials which overshadowed strong positive stock selection within Health Care, Consumer Discretionary, and Industrials. One negative factor was the Fund’s bias towards stocks with larger market caps, on average, than its benchmark during a period of relative small stock leadership. Overall sector allocation, a result of bottom-up (i.e. stock by stock fundamental research) security selection, was a modest detractor from relative returns, particularly due to the Fund’s underweight (i.e. the Fund’s sector position was less than the benchmark position) position in Financials.

The largest detractors from absolute and benchmark-relative returns included Arrow Electronics (Information Technology), Dean Foods (Consumer Staples), and Varian Semiconductor (Information Technology). Shares of both Arrow Electronic and Varian Semiconductor sold off along with the semiconductor group on investor concerns that near term business momentum is due for a pause and that semiconductor inventory has built up in the supply chain. Shares of food and beverage company Dean Foods declined

2

as company management revealed unanticipated margin pressure on their branded retail milk business which was caused by increased retailer discounting of private label milk in an effort to drive customer traffic.

The largest contributors to absolute and benchmark-relative performance included Impax Labs (Health Care), Buck Holdings (Consumer Discretionary), and PHH (Financials). Shares of Impax Labs, a generic and specialty pharmaceutical company, benefited from strong launches of two generic drugs (Adderall XR and Flomax). Buck Holdings is the Fund’s private investment in retailer Dollar General. The company completed a successful IPO during the period and management continues to execute its turnaround plan in a favorable environment for discounters. Shares of PHH, a U.S. residential mortgage loan originator, declined due to concerns about a renewed slowdown in the U.S. housing market.

What is the outlook?

The economic recovery has hit a soft patch in recent months. Recent U.S. employment reports have been disappointing, key indicators like the manufacturing and services ISM signal slower growth, housing has weakened again as tax credits expired, and credit availability remains tight in part due to uncertainty over financial regulatory reform. Globally, we feel that growth in China is downshifting and the fiscal tightening by European nations in response to their recent credit crisis will heavily constrain growth. Looking into 2011, we will likely encounter additional headwinds in the U.S. from more restrictive Federal, state and local fiscal policy as well as from higher tax rates. While we do not expect a double dip recession in the U.S., we do look for GDP to settle back into a 2-2.5% growth path going forward from a 3% pace during the first half of 2010.

Net purchases during the quarter were concentrated in the Industrials, Energy and Financials sectors. We were net sellers within Health Care, Technology and Utilities. Relative to three months ago, when we were slightly overweight (i.e. the Fund’s sector position was greater than the benchmark position) the more defensive sectors, we ended the period in a neutral position. This is a function of two things. We have seen some more compelling value emerge during the market downdraft. And with the annual rebalancing of the Russell indices in late June, our particular benchmark became slightly more defensive. Our largest sector overweight at the end of the period was Industrials and our largest sector underweight was Financials, relative to the benchmark.

Diversification by Industry
as of June 30, 2010
Percentage of
Industry (Sector)	Net Assets
Banks (Financials)	3.0%
Capital Goods (Industrials)	12.7
Consumer Durables & Apparel (Consumer Discretionary)	4.8
Consumer Services (Consumer Discretionary)	0.6
Diversified Financials (Financials)	8.5
Energy (Energy)	6.4
Food, Beverage & Tobacco (Consumer Staples)	2.6
Health Care Equipment & Services (Health Care)	5.4
Insurance (Financials)	8.7
Materials (Materials)	8.1
Media (Consumer Discretionary)	3.4
Pharmaceuticals, Biotechnology & Life Sciences
(Health Care)	3.4
Real Estate (Financials)	5.8
Retailing (Consumer Discretionary)	5.5
Semiconductors & Semiconductor Equipment
(Information Technology)	2.4
Software & Services (Information Technology)	1.8
Technology Hardware & Equipment (Information
Technology)	4.1
Transportation (Industrials)	4.7
Utilities (Utilities)	6.6
Short-Term Investments	0.7
Other Assets and Liabilities	0.8
Total	100.0%

3

Hartford MidCap Value HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5%
	Banks - 3.0%
123	Beneficial Mutual Bancorp, Inc. ●	$1,218
153	Comerica, Inc.	5,646
376	Huntington Bancshares, Inc.	2,083
859	Popular, Inc. ●	2,301
139	Umpqua Holdings Corp.	1,600
		12,848
	Capital Goods - 12.7%
106	AGCO Corp. ●	2,853
143	AMETEK, Inc.	5,737
365	Barnes Group, Inc.	5,977
67	Dover Corp.	2,804
85	Esterline Technologies Corp. ●	4,032
92	Hubbell, Inc. Class B	3,640
230	Pentair, Inc.	7,406
87	Teledyne Technologies, Inc. ●	3,349
269	Terex Corp. ●	5,045
273	Textron, Inc.	4,624
161	Thomas & Betts Corp. ●	5,590
84	URS Corp. ●	3,298
		54,355
	Consumer Durables & Apparel - 4.8%
212	Mattel, Inc.	4,475
257	MDC Holdings, Inc.	6,931
288	Toll Brothers, Inc. ●	4,712
66	V.F. Corp.	4,698
		20,816
	Consumer Services - 0.6%
1,027	Thomas Cook Group plc	2,718

	Diversified Financials - 8.5%
61	Affiliated Managers Group, Inc. ●	3,725
223	Ameriprise Financial, Inc.	8,042
285	Invesco Ltd.	4,788
619	PHH Corp. ●	11,790
185	Solar Capital Ltd.	3,554
452	Solar Cayman Ltd. ⌂●†	179
287	TD Ameritrade Holding Corp. ●	4,393
		36,471
	Energy - 6.4%
82	Cabot Oil & Gas Corp.	2,553
152	Cie Gen Geophysique SP ADR ●	2,700
181	Cobalt International Energy ●	1,350
92	Consol Energy, Inc.	3,089
76	ENSCO International plc	2,997
105	Newfield Exploration Co. ●	5,135
123	Overseas Shipholding Group, Inc.	4,549
232	Quicksilver Resources, Inc. ●	2,554
176	SBM Offshore N.V.	2,525
		27,452
	Food, Beverage & Tobacco - 2.6%
52	Bunge Ltd. Finance Corp.	2,568
182	Dean Foods Co. ●	1,831
75	Molson Coors Brewing Co.	3,177
1,035	PureCircle Ltd. ●	3,834
		11,410
	Health Care Equipment & Services - 5.4%
91	Amedisys, Inc. ●	4,002
265	Amerisource Bergen Corp.	8,423
272	CIGNA Corp.	8,439
180	Team Health Holdings ●	2,319
		23,183
	Insurance - 8.7%
84	Everest Re Group Ltd.	5,955
136	Fidelity National Financial, Inc.	1,766
174	Platinum Underwriters Holdings Ltd.	6,329
225	Principal Financial Group, Inc.	5,276
195	Reinsurance Group of America, Inc.	8,923
420	Unum Group	9,123
		37,372
	Materials - 8.1%
74	Agrium U.S., Inc.	3,622
123	FMC Corp.	7,087
89	Greif, Inc.	4,954
267	Methanex Corp.	5,255
217	Owens-Illinois, Inc. ●	5,750
1,006	Rexam plc	4,526
132	Sino Forest Corp. ■●	1,876
135	Sino Forest Corp. Class A ●	1,925
		34,995
	Media - 3.4%
416	CBS Corp. Class B	5,384
552	Virgin Media, Inc.	9,213
		14,597
	Pharmaceuticals, Biotechnology & Life Sciences - 3.4%
399	Alkermes, Inc. ●	4,970
117	Endo Pharmaceuticals Holdings, Inc. ●	2,555
361	Impax Laboratories, Inc. ●	6,877
		14,402
	Real Estate - 5.8%
97	AMB Property Corp.	2,298
242	BR Malls Participacoes S.A.	3,181
700	BR Properties S.A.	4,889
764	Chimera Investment Corp.	2,756
339	Duke Realty, Inc.	3,852
143	Iguatemi Emp de Shopping	2,496
226	Multiplan Empreendimentos Imobiliarios S.A.	4,033
78	RioCan Real Estate Investment Trust	1,402
		24,907
	Retailing - 5.5%
212	American Eagle Outfitters, Inc.	2,488
122	AnnTaylor Stores Corp. ●	1,977
5,788	Buck Holdings L.P. ⌂●†	13,051
115	Ross Stores, Inc.	6,112
		23,628
	Semiconductors & Semiconductor Equipment - 2.4%
63	Linear Technology Corp.	1,738
301	Varian Semiconductor Equipment Associates, Inc. ●	8,636
		10,374
	Software & Services - 1.8%
124	BMC Software, Inc. ●	4,277
111	Check Point Software Technologies Ltd. ADR ●	3,278
		7,555
	Technology Hardware & Equipment - 4.1%
376	Arrow Electronics, Inc. ●	8,395

4

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Technology Hardware & Equipment - 4.1% - (continued)
455	Flextronics International Ltd. ●		$2,549
7,900	Kingboard Laminates Holdings		6,642
			17,586
	Transportation - 4.7%
415	All America Latina Logistica S.A.		3,247
1,013	Delta Air Lines, Inc. ●		11,899
145	J.B. Hunt Transport Services, Inc.		4,747
			19,893
	Utilities - 6.6%
698	N.V. Energy, Inc.		8,248
261	Northeast Utilities		6,645
167	UGI Corp.		4,241
155	Westar Energy, Inc.		3,343
107	Wisconsin Energy Corp.		5,450
			27,927
	Total common stocks
	(cost $401,528)		$422,489
	Total long-term investments
	(cost $401,528)		$422,489

SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
	Bank of America TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $974, collateralized by FHLMC
	5.50%, 2039, FNMA 4.50% - 5.50%, 2038
	- 2040, GNMA 5.00%, 2040, value of
	$994)
$974	0.05%, 6/30/2010		$974
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $167,
	collateralized by FNMA 4.50% - 6.50%,
	2024 - 2040, GNMA 5.00% - 6.50%, 2038 -
	2040, value of $170)
167	0.04%, 6/30/2010		167
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $738,
	collateralized by GNMA 3.13% - 7.00%,
	2023 - 2052, value of $752)
738	0.05%, 6/30/2010		738
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $167, collateralized by FHLMC
	2.38% - 5.83%, 2033 - 2038, value of $170)
167	0.06%, 6/30/2010		167
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $727,
	collateralized by FHLMC 5.00% - 5.50%,
	2038 - 2039, FNMA 5.00%, 2039, value of
	$745)
727	0.03%, 6/30/2010		727
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 07/01/2010 in the amount of
	$9, collateralized by U.S. Treasury Bill
	0.88%, 2011, value of $9)
9	0.02%, 6/30/2010		9
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $184, collateralized by FNMA
	5.00% - 6.00%, 2033 - 2036, value of $188)
184	0.09%, 6/30/2010		184
			2,966
	Total short-term investments
	(cost $2,966)		$2,966

	Total investments
	(cost $404,494) ▲	99.2%	$425,455
	Other assets and liabilities	0.8%	3,345
	Total net assets	100.0%	$428,800

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.2% of total net assets at June 30, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $415,997 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$54,143
Unrealized Depreciation	(44,685)
Net Unrealized Appreciation	$9,458

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at June 30, 2010, was $13,230, which represents 3.09% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at June 30, 2010, was $1,876, which represents 0.44% of total net assets.

5

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
06/2007	5,788	Buck Holdings L.P.	$4,949
03/2007	452	Solar Cayman Ltd. - 144A	336

The aggregate value of these securities at June 30, 2010 was $13,230 which represents 3.09% of total net assets.

Forward Foreign Currency Contracts Outstanding at June 30, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
British Pound (Sell)	$223	$225	07/02/10	$2

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

6

Hartford MidCap Value HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$422,489	$392,848	$16,411	$13,230
Short-Term Investments	2,966	–	2,966	–
Total	$425,455	$392,848	$19,377	$13,230
Forward Foreign Currency Contracts *	2	–	2	–
Total	$2	$–	$2	$–
♦	For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance as
	December	Gain	Appreciation		Net			Into	Out of	of June
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	30, 2010
Assets:
Common Stock	$15,586	$1,302	$3,523	*	$—	$—	$(7,182)	$—	$1	$13,230
Total	$15,586	$1,302	$3,523		$—	$—	$(7,182)	$—	$1	$13,230

*	Change in unrealized gains or losses in the current period relating to assets still held at June 30, 2010 was $3,523.

7

Hartford MidCap Value HLS Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $404,494)	$425,455
Cash	—
Unrealized appreciation on forward foreign currency contracts	2
Receivables:
Investment securities sold	3,254
Fund shares sold	3
Dividends and interest	527
Other assets	2
Total assets	429,243
Liabilities:
Unrealized depreciation on forward foreign currency contracts	—
Bank overdraft — foreign cash	—
Payables:
Investment securities purchased	21
Fund shares redeemed	275
Investment management fees	80
Distribution fees	7
Accrued expenses	60
Total liabilities	443
Net assets	$428,800
Summary of Net Assets:
Capital stock and paid-in-capital	$555,494
Accumulated undistributed net investment income	2,070
Accumulated net realized loss on investments	(149,725)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	20,961
Net assets	$428,800
Shares authorized	1,200,000
Par value	$0.001
Class IA: Net asset value per share	$8.03
Shares outstanding	37,807
Net assets	$303,709
Class IB: Net asset value per share	$8.00
Shares outstanding	15,643
Net assets	$125,091

8

Hartford MidCap Value HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$3,478
Interest	3
Less: Foreign tax withheld	(47)
Total investment income, net	3,434
Expenses:
Investment management fees	1,795
Administrative service fees	158
Transfer agent fees	1
Distribution fees - Class IB	180
Custodian fees	12
Accounting services fees	25
Board of Directors' fees	7
Audit fees	7
Other expenses	66
Total expenses (before fees paid indirectly)	2,251
Commission recapture	(11)
Total fees paid indirectly	(11)
Total expenses, net	2,240
Net investment income	1,194

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	27,166
Net realized gain on forward foreign currency contracts	93
Net realized loss on other foreign currency transactions	(94)
Net Realized Gain on Investments and Foreign Currency Transactions	27,165

Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(41,849)
Net unrealized depreciation of forward foreign currency contracts	(2)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	3
Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions	(41,848)
Net Loss on Investments and Foreign Currency Transactions	(14,683)
Net Decrease in Net Assets Resulting from Operations	$(13,489)

9

Hartford MidCap Value HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income	$1,194	$3,430
Net realized gain (loss) on investments and foreign currency transactions	27,165	(67,598)
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	(41,848)	222,705
Payment from affiliate	—	29
Net increase (decrease) in net assets resulting from operations	(13,489)	158,566
Distributions to Shareholders:
From net investment income
Class IA	—	(2,375)
Class IB	—	(684)
Total distributions	—	(3,059)
Capital Share Transactions:
Class IA
Sold	8,291	9,901
Issued on reinvestment of distributions	—	2,375
Redeemed	(43,735)	(74,759)
Total capital share transactions	(35,444)	(62,483)
Class IB
Sold	3,999	3,875
Issued on reinvestment of distributions	—	684
Redeemed	(20,928)	(33,300)
Total capital share transactions	(16,929)	(28,741)
Net decrease from capital share transactions	(52,373)	(91,224)
Net increase (decrease) in net assets	(65,862)	64,283
Net Assets:
Beginning of period	494,662	430,379
End of period	$428,800	$494,662
Accumulated undistributed (distribution in excess of) net investment income	$2,070	$876
Shares:
Class IA
Sold	939	1,402
Issued on reinvestment of distributions	—	295
Redeemed	(5,005)	(11,726)
Total share activity	(4,066)	(10,029)
Class IB
Sold	450	550
Issued on reinvestment of distributions	—	86
Redeemed	(2,387)	(5,212)
Total share activity	(1,937)	(4,576)

10

Hartford MidCap Value HLS Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford MidCap Value HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-nine portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close

11

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Foreign-denominated assets, including investment securities, and liabilities are translated from the local currency into U.S. dollars using exchange rates obtained from an independent third party as of the Fund’s Valuation Time.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Forward foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Forward foreign currency contracts are valued using foreign currency exchange rates and forward rates on the Valuation Date from an independent pricing service.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

12

Foreign Currency – Based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – Valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable

13

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level are shown as if they occurred at the beginning of the period.

Refer to the Investment Valuation Hierarchy Levels Summary and the Level 3 roll forward reconciliation found following the Schedules of Investments.

c)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

d)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Wellington Management Company, LLP (“Wellington Management”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

e)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

f)
Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Forward foreign currency contracts may be used to hedge against adverse fluctuations in exchange rates between currencies.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding forward foreign currency contracts as shown on the Schedule of Investments as of June 30, 2010.

14

g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

h)
Illiquid and Restricted Securities – The Fund is permitted to invest up to 15% of its net assets in illiquid securities. “Illiquid Securities” are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid securities or other investments when its sub-adviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the unavailability of reliable market quotations for such securities or investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted securities as of June 30, 2010.

i)
Securities Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for securities that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. During this period, such securities are subject to market fluctuations, and the Fund identifies securities segregated in its records with value at least equal to the amount of the commitment. As of June 30, 2010, the Fund had no outstanding when-issued or delayed delivery securities.

j)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

15

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

k)	Additional Derivative Instrument(s) Information

Derivative Instrument(s) as of June 30, 2010.

	Statement of Assets and Liabilities Location
Risk Exposure Category	Asset Derivatives		Liability Derivatives
Foreign exchange contracts	Unrealized appreciation on forward	$2
	foreign currency contracts

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2010.

Realized Gain/Loss and Change in Unrealized Appreciation (Depreciation) on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$—	$93	$—	$93
Total	$—	$—	$—	$93	$—	$93

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	—	—	—	(2)	—	$(2)
Total	$—	$—	$—	$(2)	$—	$(2)

l)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend

16

distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$3,059	$29,469
Long-Term Capital Gains*	—	123,381

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC code Sec. 852(b)(3)(C).

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$880
Accumulated Capital and Other Losses*	(165,387)
Unrealized Appreciation†	51,302
Total Accumulated Deficit	$(113,205)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†
The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$(283)
Accumulated Net Realized Gain (Loss) on Investments	284
Paid-in-Capital	(1)

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2016	$72,411
2017	89,643
Total	$162,054

17

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

As of December 31, 2009, the Fund elected to defer the following post October losses.

Amount
Long-Term Capital Gain	$3,333

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

4.	Expenses:

a)
Investment Management Agreements – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Wellington Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

b)
Administrative Services Agreement – For the two-month period January 1, 2010 through February 28, 2010, under the Administrative Services Agreement between HLIC and the Company, on behalf of the Fund, HLIC provided administrative services to the Fund and received monthly compensation at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund assumed and paid certain other expenses (including, but not limited to, accounting, custodian, state taxes and Directors’ fees). Effective March 1, 2010, the Investment Management Agreement was amended to include the administrative services for the Fund and the separate administrative services agreement was terminated.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services and to HLIC for administrative services rendered from January 1, 2010 through February 28, 2010, and the rates of compensation paid to the HL Advisors for the combined services from March 1, 2010 through June 30, 2010; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.8250%
On next $250 million	0.7750%
On next $500 million	0.7250%
On next $4 billion	0.6750%
On next $5 billion	0.6725%
Over $10 billion	0.6700%

c)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

18

d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

e)
Fees Paid Indirectly – The Company, on behalf of the Fund has entered into agreements with State Street Global Advisers, LLC and Russell Implementation Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, these amounts are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.85%	0.85%	0.80%	0.79%	0.77%	0.78%
Class IB	1.10	1.10	1.05	1.04	1.02	1.03

f)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

g)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. Hartford Investor Services Company, LLC ("HISC"), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. The amount HISC was compensated for providing such services can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

h)
Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provides that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009, as follows:

Amount
Reimbursement	$29

19

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of The Hartford’s variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford settled this matter without admitting or denying the findings of the SEC.

The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and it is offered directly to certain qualified retirement plans (collectively “Products”). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, Inc. (“Hartford Life”) (the issuers of such variable annuity products), the Fund’s ability to restrict transfers by certain owners of older variable annuity products was limited. During 2006, these annuity owners surrendered the older variable annuity contracts that were the subject of prior litigation. In February 2005, Hartford Life agreed with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contracts owners.

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.01%	0.01%
Total Return Excluding Payments from Affiliate	44.18	43.82

	For the Year Ended December 31, 2006
	Class IA	Class IB
Impact from Payment from Affiliate for SEC Settlement	0.02%	0.02%
Impact from Payment from Affiliate for Unrestricted Transfers	0.08	0.09
Total Return Excluding Payments from Affiliate	17.78	17.48

	For the Year Ended December 31, 2005
	Class IA	Class IB
Impact from Payment from Affiliate for Unrestricted Transfers	0.04%	0.04%
Total Return Excluding Payments from Affiliate	9.95	9.67

5.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$127,039
Sales Proceeds Excluding U.S. Government Obligations	181,265

20

6.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

7.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

8.	Subsequent Events:

Reorganization of Hartford SmallCap Value HLS Fund with and into the Fund: On May 4, 2010, the Board of Directors of Hartford HLS Series II Fund, Inc. approved on behalf of Hartford SmallCap Value HLS Fund and the Board of Directors of the Company approved on behalf of the Fund, a Form of Agreement and Plan of Reorganization that provides for the reorganization of Hartford SmallCap Value HLS Fund, a series of Hartford HLS Series Fund II, Inc. into the Fund. The reorganization did not require shareholder approval. The reorganization occurred on July 30, 2010.

21

Hartford MidCap Value HLS Fund
Financial Highlights
- Selected Per-Share Date (A) -

	Net Asset			Net Realized						Net Increase
	Value at		Payments	and Unrealized	Total from	Dividends from	Distributions			(Decrease) in	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	Net Asset	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Value	of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$8.33	$0.03	$–	$(0.33)	$(0.30)	$–	$–	$–	$–	$(0.30)	$8.03
IB	8.30	0.02	–	(0.32)	(0.30)	–	–	–	–	(0.30)	8.00

For the Year Ended December 31, 2009
IA	5.82	0.07	–	2.50	2.57	(0.06)	–	–	(0.06)	2.51	8.33
IB	5.80	0.05	–	2.49	2.54	(0.04)	–	–	(0.04)	2.50	8.30

For the Year Ended December 31, 2008
IA	12.34	0.07	–	(4.35)	(4.28)	(0.06)	(2.18)	–	(2.24)	(6.52)	5.82
IB	12.30	0.05	–	(4.33)	(4.28)	(0.04)	(2.18)	–	(2.22)	(6.50)	5.80

For the Year Ended December 31, 2007
IA	14.18	0.08	–	0.51	0.59	(0.07)	(2.36)	–	(2.43)	(1.84)	12.34
IB	14.13	0.04	–	0.53	0.57	(0.04)	(2.36)	–	(2.40)	(1.83)	12.30

For the Year Ended December 31, 2006
IA	14.01	0.10	0.01	2.11	2.22	(0.12)	(1.93)	–	(2.05)	0.17	14.18
IB	13.96	0.07	0.01	2.10	2.18	(0.08)	(1.93)	–	(2.01)	0.17	14.13

For the Year Ended December 31, 2005
IA	14.16	0.06	0.01	1.23	1.30	(0.08)	(1.37)	–	(1.45)	(0.15)	14.01
IB	14.08	(0.02)	0.01	1.27	1.26	(0.01)	(1.37)	–	(1.38)	(0.12)	13.96

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

22

- Ratios and Supplemental Data -

			Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio
Total Return(B)		Net Assets at End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Turnover Rate(D)

(3.55	)%(E)	$303,709	0.85	%(F)	0.85	%(F)	0.56	%(F)	27%
(3.66	) (E)	125,091	1.10	(F)	1.10	(F)	0.31	(F)	–

44.19	(G)	348,742	0.86		0.86		0.87		50
43.83	(G)	145,920	1.11		1.11		0.62		–

(40.21)		301,896	0.81		0.81		0.82		51
(40.36)		128,483	1.06		1.06		0.57		–

2.13		615,430	0.79		0.79		0.53		50
1.87		300,502	1.04		1.04		0.28		–

17.88	(G)	721,469	0.78		0.78		0.73		41
17.59	(G)	370,771	1.03		1.03		0.51		–

9.99	(G)	721,631	0.79		0.79		0.35		49
9.71	(G)	391,264	1.04		1.04		0.10		–

23

Hartford MidCap Value HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

24

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
1 Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
2 Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

25

Hartford MidCap Value HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford MidCap Value HLS Fund
Shareholder Meeting Results (Unaudited)

The following proposals were addressed and approved at a Special Meeting of Shareholders held on February 12, 2010.

Proposal to approve amendments to the Investment Management Agreement between the Fund and HL Investment Advisors, the purpose of which were to combine the administrative services for the Fund with the management services for the Fund under a single agreement.

Fund	For	Against	Abstain
Hartford MidCap Value HLS Fund	55,291,182.549	1,436,776.382	1,293,022.126

Proposal to elect Lemma Senbet and John Walters, each currently a Director, as Directors of Hartford Series Fund, Inc.

Lemma W. Senbet

Funds	For	Withheld
Hartford Series Fund, Inc.	5,079,578,022.902	241,839,974.106

John C. Walters

Funds	For	Withheld
Hartford Series Fund, Inc.	5,081,138,302.186	240,279,694.822

27

Hartford MidCap Value HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$964.55	$4.14	$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class IB	$1,000.00	$963.36	$5.35	$1,000.00	$1,019.34	$5.51	1.10%	181	365

28

Hartford MidCap Value HLS Fund
Approval of Investment Management Agreement (Unaudited)

The Board approved the annual continuation of the Investment Management Agreement (the “Agreement”) between Hartford Series Fund, Inc. (“HSF”) and HL Investment Advisors, LLC (“HL Advisors”) with respect to the Fund at its meeting on August 4-5, 2009. The Board’s considerations in approving the renewal of the Agreement are disclosed in the December 31, 2009 Annual Report for HSF.

At the November 4-5, 2009 meeting, the Board considered and approved amendments to the Agreement to include administrative services, which had been provided pursuant to a separate agreement, and investment management services under one agreement. The Board, including all of the Independent Directors, approved the amendments to the Agreement with respect to the Fund.

In approving the amendments, in addition to the information presented at the August meeting in connection with the annual review of the Agreement and the additional information provided throughout the year, the Board also considered the fact that the amendments did not result in an overall increase in fees to shareholders. The Board took note of the fact that the management of HL Advisors believes that the proposal to combine the administrative services with the investment management services under a single agreement will produce streamlined fee disclosure, resulting in greater transparency and clarity in the Fund’s prospectuses and financial reports. The Board further noted management's belief that the change would result in consistency across all of the Hartford Funds in the complex in that the funds of HSF are the only funds in the complex (other than the R share classes of the Hartford retail funds) that are subject to a separate administrative services fee. Finally, the Board noted management's view that the proposed changes to the Agreement should also serve to simplify the Board's annual consideration of the investment management arrangements for the Fund in that the investment management and administrative fees would be presented as a single fee for fee comparison purposes, which should facilitate the Board's analysis.

The shareholders of the Fund approved the amendments at a Special Meeting of Shareholders held on February 12, 2010. The amendments were effective as of March 1, 2010.

29

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

“The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. The prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-MCV10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford Money Market HLS Fund

Hartford Money Market HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford Money Market HLS Fund
Schedule of Investments June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT- 6.3%
	Commercial Banking - 2.5%
	Barclays Bank plc (New York Branch)
$14,750	0.28%, 07/19/2010	$14,750
28,250	0.60%, 09/07/2010 Δ	28,250
	Svenska Handelsbanken, Inc.
15,500	0.32%, 09/20/2010	15,500
14,250	0.38%, 08/09/2010	14,250
		72,750

	Depository Credit - Banking - 2.7%
	Deutsche Bank
22,750	0.25%, 07/08/2010	22,750
8,000	0.45%, 08/12/2010	8,000
	Toronto-Dominion Holdings
30,500	0.26%, 07/14/2010	30,500
17,500	0.45%, 09/02/2010	17,500
		78,750

	Other Financial Investment Activities - 1.1%
	BNP Paribas Finance
13,750	0.26%, 07/16/2010	13,750
16,750	0.47%, 08/23/2010	16,750
		30,500

	Total certificates of deposit (cost $182,000)	$182,000

COMMERCIAL PAPER - 62.7%
	Basic Chemical Manufacturing - 2.9%
	Export Development Canada
$13,000	0.16%, 08/13/2010 ○	$12,998
44,250	0.19%, 08/09/2010 - 09/16/2010 ○	44,235
29,250	0.20%, 08/10/2010 ○	29,243
		86,476

	Beverage Manufacturing - 2.0%
	Coca Cola Co.
40,000	0.24%, 07/08/2010 - 07/12/2010 ○	39,997
19,250	0.33%, 10/07/2010 ○	19,233
		59,230

	Commercial Banking - 11.9%
	Bank of America Corp.
15,250	0.26%, 07/12/2010 ○	15,249
	Commonwealth Bank of Australia
10,250	0.47%, 09/21/2010 ○	10,240
22,000	0.48%, 09/09/2010 ○	21,980
13,250	0.51%, 08/30/2010 ○	13,239
	Nordea North America
13,500	0.30%, 07/16/2010 ○	13,498
15,500	0.39%, 08/16/2010 ○	15,493
16,500	0.51%, 08/24/2010 ○	16,488
	Old Line Funding LLC
14,500	0.25%, 07/20/2010 ■ ○	14,498
14,290	0.28%, 07/16/2010 ■ ○	14,288
32,850	0.49%, 09/02/2010 - 09/16/2010 ■ ○	32,820
	Rabobank USA
10,000	0.23%, 07/06/2010 ○	10,000
18,000	0.31%, 07/21/2010 ○	17,997
12,250	0.38%, 08/11/2010 ○	12,245
21,000	0.49%, 09/24/2010 ○	20,976
	State Street Corp.
15,750	0.24%, 07/07/2010 ○	15,749
	Svenska Handelsbanken, Inc.
16,000	0.35%, 07/16/2010 ○	15,998
	United Technology Corp.
29,250	0.17%, 07/28/2010 ■ ○	29,246
18,550	0.18%, 07/06/2010 ■ ○	18,550
	Westpac Banking Corp.
26,000	0.32%, 08/04/2010 - 10/05/2010 ■ ○	25,982
20,000	0.54%, 09/17/2010 ■ Δ	20,004
		354,540

	Computer and Peripheral Equipment Manufacturing -1.0%
	Microsoft Corp.
30,000	0.15%, 07/06/2010 ○	29,999

	Consumer Lending - 2.5%
	Straight-A Funding LLC
11,500	0.25%, 07/01/2010 ■ ○	11,500
12,500	0.40%, 08/16/2010 ■ ○	12,494
33,500	0.41%, 08/09/2010 - 09/15/2010 ■ ○	33,478
18,250	0.43%, 08/20/2010 ■ ○	18,239
		75,711

	Depository Credit - Banking - 2.4%
	Bank of Nova Scotia
11,000	0.20%, 07/29/2010 ○	10,998
16,000	0.26%, 07/09/2010 ○	15,999
32,750	0.30%, 07/27/2010 - 08/19/2010 ○	32,740
	Toronto-Dominion Holdings
12,500	0.25%, 07/09/2010 ■ ○	12,499
		72,236

	Electrical Equipment Manufacturing Household Appliances - 1.5%
	General Electric Co.
29,750	0.25%, 08/27/2010 ○	29,738
15,000	0.36%, 09/22/2010 ○	14,988
		44,726

	International Trade Financing (Foreign Banks) - 10.7%
	Australia & New Zealand Banking Group
	Ltd.
20,000	0.28%, 08/09/2010 ■ ○	19,994
24,500	0.39%, 10/28/2010 ■ ○	24,470
	Kreditanstalt fuer Wiederaufbau
39,500	0.25%, 07/13/2010 - 07/28/2010 ■ ○	39,495
21,250	0.30%, 08/10/2010 ■ ○	21,243
	Queensland Treasury Corp.
22,000	0.21%, 07/06/2010 ○	21,999
22,250	0.28%, 08/11/2010 ○	22,243
21,000	0.31%, 07/19/2010 ○	20,997
9,000	0.40%, 09/30/2010 ○	8,991
The accompanying notes are an integral part of these financial statements.

2

Shares or Principal Amount		Market Value ╪
COMMERCIAL PAPER - 62.7% - (continued)
	International Trade Financing (Foreign Banks) - 10.7% - (continued)
	Royal Bank of Canada
$20,000	0.23%, 07/19/2010 ○	$19,998
11,000	0.28%, 08/30/2010 ○	10,995
	Societe De Prise Participation
11,750	0.25%, 07/26/2010 ○	11,748
15,000	0.27%, 08/12/2010 ○	14,995
16,750	0.37%, 07/07/2010 ○	16,749
16,250	0.54%, 09/09/2010 ○	16,233
	U.S. Bancorp
10,500	0.43%, 09/13/2010 ○	10,491
	U.S. Bank National Association
17,500	0.33%, 07/27/2010 ○	17,496
17,500	0.44%, 08/26/2010 ○	17,488
		315,625

	Motor Vehicle Parts Manufacturing - 2.1%
	Walmart Stores, Inc.
30,250	0.17%, 07/09/2010 ○	30,249
14,250	0.18%, 07/07/2010 ○	14,250
16,000	0.19%, 07/01/2010 ○	16,000
		60,499

	Natural Gas Distribution - 1.6%
	Conocophillips
14,250	0.22%, 07/09/2010 ■ ○	14,249
21,500	0.24%, 08/16/2010 ■ ○	21,493
10,250	0.26%, 07/19/2010 ■ ○	10,249
		45,991

	Other Financial Investment Activities - 1.9%
	Sheffield Receivables Corp.
15,000	0.26%, 07/08/2010 ○	14,999
15,000	0.33%, 07/15/2010 ○	14,998
15,000	0.39%, 07/26/2010 ■ ○	14,996
15,250	0.41%, 08/09/2010 ○	15,244
		60,237

	Other Investment Pools and Funds - 5.5%
	Alpine Securitization Corp.
20,000	0.32%, 07/29/2010 ○	19,995
39,250	0.33%, 07/16/2010 - 07/22/2010 ○	39,243
	Falcon Asset Securitization Co.
13,500	0.25%, 07/19/2010 ■ ○	13,498
10,750	0.33%, 08/04/2010 ○	10,747
18,250	0.46%, 09/14/2010 ■ ○	18,233
16,500	0.47%, 08/23/2010 ■ ○	16,489
	State Street Corp.
18,000	0.26%, 08/03/2010 ○	17,996
9,750	0.49%, 09/21/2010 ○	9,739
17,000	0.57%, 10/07/2010 ○	16,974
		162,914

	Pharmaceutical & Medicine Manufacturing - 3.5%
	Abbott Laboratories
12,500	0.20%, 08/23/2010 ■ ○	12,496
26,000	0.24%, 08/03/2010 ■ ○	25,994
20,750	0.25%, 08/02/2010 ■ ○	20,745
	Merck & Co., Inc.
29,500	0.19%, 08/05/2010 ○	29,495
15,750	0.25%, 07/23/2010 ■ ○	15,748
		104,478

	Securities and Commodity Contracts and Brokerage -1.6%
	JP Morgan Chase Funding, Inc.
12,750	0.23%, 07/14/2010 ○	12,749
19,000	0.25%, 07/02/2010 ○	19,000
16,000	0.26%, 07/26/2010 ○	15,997
		47,746

	Soap, Cleaning Compound, Toiletries Manufacturing -3.0%
	Colgate-Palmolive Co.
29,250	0.15%, 07/02/2010 ○	29,250
	Procter & Gamble
43,500	0.19%, 07/02/2010 - 07/15/2010 ■ ○	43,498
17,000	0.23%, 07/07/2010 ■ ○	16,999
		89,747

	Sovereign Foreign Governments - 7.0%
	British Columbia (Province of)
13,000	0.26%, 09/01/2010 ○	12,994
17,000	0.39%, 11/08/2010 ○	16,977
31,700	0.41%, 11/24/2010 - 12/01/2010 ○	31,647
	Ontario (Province of)
14,000	0.21%, 07/19/2010 ○	13,998
31,500	0.24%, 07/29/2010 - 08/09/2010 ○	31,493
27,250	0.27%, 09/21/2010 ○	27,233
	Quebec (Province of)
23,000	0.24%, 07/28/2010 ○	22,996
28,500	0.26%, 09/16/2010 ■ ○	28,484
22,500	0.36%, 10/15/2010 ○	22,477
		208,299

	Telecommunications - Wired Carriers - 1.6%
	AT&T, Inc.
45,750	0.20%, 07/07/2010 - 07/27/2010 ■ ○	45,746

	Total commercial paper (cost $1,864,200)	$1,864,200

CORPORATE NOTES - 5.8%
	Depository Credit - Banking - 1.5%
	Wachovia Corp.
$20,250	0.39%, 07/26/2010 Δ	$20,251
	Wells Fargo & Co.
24,250	0.68%, 08/20/2010 Δ	24,256
		44,507
	Insurance Carriers - 1.0%
	Met Life Global Funding I
28,600	1.14%, 09/17/2010 ■ Δ	28,626

The accompanying notes are an integral part of these financial statements.

3

Hartford Money Market HLS Fund
Schedule of Investments – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
CORPORATE NOTES - 5.8% - (continued)
	International Trade Financing (Foreign Banks) – 3.3%
	International Bank for Reconstruction &
	Development
$8,800	0.20%, 08/23/2010 ○		$8,798
23,000	0.23%, 07/19/2010 ○		22,997
18,000	0.30%, 08/04/2010 ○		17,995
21,250	0.36%, 09/03/2010 ○		21,237
	Royal Bank of Canada
28,000	0.79%, 09/28/2010 Δ		28,022
			99,049

	Total corporate notes (cost $172,182)		$172,182

OTHER POOLS AND FUNDS - 0.0%
1	JP Morgan U.S. Government Money Market Fund		$1
–	State Street Bank U.S. Government Money Market Fund		–
–	Wells Fargo Advantage Government Money Market Fund		–

	Total other pools and funds (cost $1)		$1

REPURCHASE AGREEMENTS - 2.1%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 07/01/2010 in
	the amount of $27,157, collateralized by
	U.S. Treasury Bond 6.25%, 2030, U.S.
	Treasury Note 1.00%, 2011, value of
	$27,860)
$27,157	0.01% dated 06/30/2010		$27,157
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing
	on 07/01/2010 in the amount of $10,981,
	collateralized by U.S. Treasury Bill
	0.88%, 2011, value of $11,201)
10,981	0.01% dated 06/30/2010		10,981
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $25,031,
	collateralized by U.S. Treasury Note
	2.13%, 2015, value of $25,532)
25,031	0.04% dated 06/30/2010		25,031

	Total repurchase agreements (cost $63,169)		$63,169

U.S. GOVERNMENT AGENCIES - 9.3%
	Federal Home Loan Mortgage Corp. - 3.7%
$27,900	0.11%, 08/16/2010 ○		$27,896
19,000	0.17%, 09/20/2010 ○		18,993
26,250	0.18%, 07/21/2010 – 07/26/2010 ○		26,248
24,250	0.20%, 08/23/2010 ○		24,243
12,000	0.24%, 08/10/2010 ○		11,997
			109,377
	Federal National Mortgage Association - 5.6%
27,000	0.14%, 07/07/2010 ○		26,999
107,500	0.19%, 07/21/2010 - 09/01/2010 ○		107,479
15,250	0.20%, 08/25/2010 ○		15,245
16,000	0.21%, 07/09/2010 ○		15,999
			165,722

	Total U.S. government agencies (cost $275,099)		$275,099

U.S. GOVERNMENT SECURITIES - 5.0%
	Other Direct Federal Obligations - 5.0%
	Federal Home Loan Bank
$30,500	0.09%, 07/16/2010 ○		$30,499
50,250	0.14%, 07/02/2010 - 08/25/2010 ○		50,246
22,750	0.18%, 07/28/2010 ○		22,747
21,000	0.19%, 07/14/2010 ○		20,999
24,250	0.20%, 08/04/2010 ○		24,245
			148,736

	Total U.S. government securities (cost $148,736)		$148,736

U.S. TREASURY BILLS - 8.9%
$92,250	0.08%, 07/22/2010 ○		$92,246
100,000	0.09%, 07/08/2010 ○		99,998
72,250	0.17%, 07/15/2010 ○		72,246

	Total U.S. treasury bills (cost $264,490)		$264,490

	Total investments (cost $2,969,877) ▲	100.1%	$2,969,877
	Other assets and liabilities	(0.1)%	(1,905)
	Total net assets	100.0%	$2,967,972

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in U.S. dollar denominated securities of foreign issuers represents 26.1% of total net assets at June 30, 2010.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at June 30, 2010, was $696,343, which represents 23.46% of total net assets.

The accompanying notes are an integral part of these financial statements.

4

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

5

Hartford Money Market HLS Fund
Investment Valuation Hierarchy Level Summary June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Certificates of Deposit	$182,000	$–	$182,000	$–
Commercial Paper	1,864,200	–	1,864,200	–
Corporate Notes	172,182	–	172,182	–
Other Pools and Funds	1	1	–	–
Repurchase Agreements	63,169	–	63,169	–
U.S. Government Agencies	275,099	–	275,099	–
U.S. Government Securities	148,736	–	148,736	–
U.S. Treasury Bills	264,490	–	264,490	–
Total	$2,969,877	$1	$2,969,876	$–

♦ For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of these financial statements.

6

Hartford Money Market HLS Fund
Statement of Assets and Liabilities June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $2,969,877)	$2,969,877
Cash	—
Receivables:
Fund shares sold	8,334
Dividends and interest	159
Other assets	115
Total assets	2,978,485
Liabilities:
Payables:
Fund shares redeemed	9,761
Investment management fees	261
Accrued expenses	491
Total liabilities	10,513
Net assets	$2,967,972
Summary of Net Assets:
Capital stock and paid-in-capital	$2,977,468
Accumulated undistributed net investment income	—
Accumulated net realized loss on investments	(9,496)
Net assets	$2,967,972
Shares authorized	14,000,000
Par value	$0.001
Class IA: Net asset value per share	$1.00
Shares outstanding	2,495,117
Net assets	$2,487,146
Class IB: Net asset value per share	$1.00
Shares outstanding	482,345
Net assets	$480,826

The accompanying notes are an integral part of these financial statements.

7

Hartford Money Market HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$5
Interest	2,958
Total investment income, net	2,963

Expenses:
Investment management fees	5,066
Administrative service fees	1,053
Transfer agent fees	1
Custodian fees	3
Accounting services fees	153
Board of Directors' fees	59
Audit fees	57
Other expenses	507
Total expenses (before waivers)	6,899
Expense waivers	(3,936)
Custodian fee offset	—
Total waivers	(3,936)
Total expenses, net	2,963
Net investment income	—

Net Realized Gain on Investments:
Net realized gain on investments	4
Net Realized Gain on Investments	4
Net Gain on Investments	4
Net Increase in Net Assets Resulting from Operations	$4

The accompanying notes are an integral part of these financial statements.

8

Hartford Money Market HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income	$—	$861
Net realized gain on investments	4	34
Payment from affiliate	—	3,500
Net increase in net assets resulting from operations	4	4,395
Distributions to Shareholders:
From net investment income
Class IA	—	(2,502)
Class IB	—	(316)
Total distributions	—	(2,818)
Capital Share Transactions:
Class IA
Sold	776,586	1,474,789
Issued on reinvestment of distributions	—	2,450
Redeemed	(1,109,566)	(3,085,660)
Total capital share transactions	(332,980)	(1,608,421)
Class IB
Sold	135,127	311,880
Issued on reinvestment of distributions	—	313
Redeemed	(202,434)	(538,756)
Total capital share transactions	(67,307)	(226,563)
Net decrease from capital share transactions	(400,287)	(1,834,984)
Net decrease in net assets	(400,283)	(1,833,407)
Net Assets:
Beginning of period	3,368,255	5,201,662
End of period	$2,967,972	$3,368,255
Accumulated undistributed (distribution in excess of) net investment income	$—	$—
Shares:
Class IA
Sold	776,619	1,474,750
Issued on reinvestment of distributions	—	2,450
Redeemed	(1,109,566)	(3,085,660)
Total share activity	(332,947)	(1,608,460)
Class IB
Sold	135,136	311,872
Issued on reinvestment of distributions	—	313
Redeemed	(202,435)	(538,756)
Total share activity	(67,299)	(226,571)

The accompanying notes are an integral part of these financial statements.

9

Hartford Money Market HLS Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Money Market HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-nine portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund’s investments are valued at amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund as determined as of the close of the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) on the valuation date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds (ETF’s), and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the security. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services; foreign

10

equities, whose value is determined using a multi-factor regression model with inputs that are observable in the market; and money market instruments, which are carried at amortized cost.
•
Level 3 – Significant unobservable inputs that are supported by little or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity. This category may include securities where trading has been halted or there are certain restrictions on trading. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

During the six-month period ended June 30, 2010, the Fund held no Level 3 securities, therefore no reconciliation of Level 3 securities is presented.

Refer to the Investment Valuation Hierarchy Level Summary found following the Schedule of Investments.

c)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management Company (“Hartford Investment Management”), a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

d)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

e)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange.  Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

The Fund seeks to maintain a stable NAV of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses, and by valuing its investments using the amortized cost method, which approximates fair value. Normally, dividends are declared daily and distributed monthly.

f)
Illiquid and Restricted Securities – The Fund is permitted to invest up to 15% of its net assets in illiquid securities. “Illiquid Securities” are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid securities or other investments when its sub-adviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to

11

Hartford Money Market HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

value, due to the unavailability of reliable market quotations for such securities or investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted securities as of June 30, 2010.

g)
Credit Risk – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a Fund which holds securities with higher credit risk may be more volatile than funds holding bonds with lower credit risk.

h)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

i)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in the prior year and intends to distribute substantially all of its income and gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the net investment income (loss) or net realized gains (losses) were recorded by a Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$2,818	$76,078

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Accumulated Capital and Other Losses*	$(9,500)
Total Accumulated Deficit	$(9,500)

12

* The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$2
Accumulated Net Realized Loss on Investments	(2)

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2016	$9,500
Total	$9,500

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

4.	Expenses:

a)
Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford, serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Hartford Investment Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Hartford Investment Management.

b)
Administrative Services Agreement – For the two-month period January 1, 2010 through February 28, 2010, under the Administrative Services Agreement between HLIC and the Company, on behalf of the Fund, HLIC provided administrative services to the Fund and received monthly compensation at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund assumed and paid certain other expenses (including, but not limited to, accounting, custodian, state taxes and Directors’ fees). Effective March 1, 2010, the Investment Management Agreement was amended to include the administrative services for the Fund and the separate administrative services agreement was terminated.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services and to HLIC for administrative services rendered from January 1, 2010 through February 28, 2010, and the rates of

13

Hartford Money Market HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

compensation paid to the HL Advisors for the combined services from March 1, 2010 through June 30, 2010; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.4000%
On next $5 billion	0.3800%
Over $10 billion	0.3700%

c)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

e)
Fees Paid Indirectly – The Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, the Fund had no fee reductions.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.19%	0.32%	0.42%	0.42%	0.48%	0.49%
Class IB	0.19	0.34	0.67	0.67	0.73	0.74

f)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

At a meeting held on February 4, 2009, the Board of Directors approved the temporary reduction of payment of distribution and service fees under the Fund’s 12b-1 Plan of Distribution to zero for Class IB for a period of six months, effective March 1, 2009. Effective September 1, 2009, the Board of Directors approved a six month extension of the reduction of distribution and service fees under the Fund’s 12b-1 plan. Effective March 1, 2010, the Board of Directors approved a six month extension of the reduction of distribution and service fees under the Fund’s 12b-1 plan. The Fund’s actions will result in a corresponding temporary reduction of 12b-1 payments of amounts paid to financial intermediaries

14

by the Fund’s distributor to zero for Class IB during this time period. The Board of Directors’ action can be changed at any time. The Hartford may be required to pay, out of its own resources, the equivalent of the 12b-1 fees to financial intermediaries notwithstanding the reduction of 12b-1 fees.

g)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $7. Hartford Investor Services Company, LLC ("HISC"), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. The amount HISC was compensated for providing such services can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

On September 25, 2009, due to the realized losses incurred by the Fund, HL Advisers paid $3,500 to the Fund to provide support to the Fund’s $1.00 NAV. The payment had no impact on the Fund’s total return. This amount is an increase from payment from affiliate on the Statement of Changes in Net Assets.

5.	Investment Transactions:

For the six-month period ended June 30, 2010, the costs of purchases and sales of securities (including U.S. Government Obligations) for the Fund were $19,764,325 and $20,178,778, respectively.

15

Hartford Money Market HLS Fund
Financial Highlights
- Selected Per-Share Date (A) -

	Net Asset			Net Realized						Net Increase
	Value at		Payments	and Unrealized	Total from	Dividends from	Distributions			(Decrease) in	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	Net Asset	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Value	of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$1.00	$–	$–	$–	$–	$–	$–	$–	$–	$–	$1.00
IB	1.00	–	–	–	–	–	–	–	–	–	1.00

For the Year Ended December 31, 2009
IA	1.00	–	–	–	–	–	–	–	–	–	1.00
IB	1.00	–	–	–	–	–	–	–	–	–	1.00

For the Year Ended December 31, 2008
IA	1.00	0.02	–	–	0.02	(0.02)	–	–	(0.02)	–	1.00
IB	1.00	0.02	–	–	0.02	(0.02)	–	–	(0.02)	–	1.00

For the Year Ended December 31, 2007
IA	1.00	0.05	–	–	0.05	(0.05)	–	–	(0.05)	–	1.00
IB	1.00	0.05	–	–	0.05	(0.05)	–	–	(0.05)	–	1.00

For the Year Ended December 31, 2006
IA	1.00	0.05	–	–	0.05	(0.05)	–	–	(0.05)	–	1.00
IB	1.00	0.04	–	–	0.04	(0.04)	–	–	(0.04)	–	1.00

For the Year Ended December 31, 2005
IA	1.00	0.03	–	–	0.03	(0.03)	–	–	(0.03)	–	1.00
IB	1.00	0.03	–	–	0.03	(0.03)	–	–	(0.03)	–	1.00

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.

16

- Ratios and Supplemental Data -

			Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio Turnover
Total Return(B)		Net Assets at End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Rate(D)

–	%(E)	$2,487,146	0.45	%(F)	0.19	%(F)	–	%(F)	N/A
–	(E)	480,826	0.45	(F)	0.19	(F)	–	(F)	–

0.06		2,820,121	0.48		0.32		0.02		N/A
0.05		548,134	0.53		0.34		0.00		–

2.15		4,427,230	0.47		0.42		2.01		N/A
1.89		774,432	0.72		0.67		1.80		–

4.95		2,224,124	0.47		0.42		4.83		N/A
4.69		452,976	0.72		0.67		4.58		–

4.69		1,558,433	0.48		0.48		4.63		N/A
4.43		319,926	0.73		0.73		4.38		–

2.84		1,353,836	0.49		0.49		2.79		N/A
2.58		264,040	0.75		0.75		2.54		–

17

Hartford Money Market HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

18

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
1 Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
2 Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

19

Hartford Money Market HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20

Hartford Money Market HLS Fund
Shareholder Meeting Results (Unaudited)

The following proposals were addressed and approved at a Special Meeting of Shareholders held on February 12, 2010.

Proposal to approve amendments to the Investment Management Agreement between the Fund and HL Investment Advisors, the purpose of which are to combine the administrative services for the Fund with the management services for the Fund under a single agreement.

Fund	For	Against	Abstain
Hartford Money Market HLS Fund	2,975,291,639.238	121,286,076.715	136,617,817.837

Proposal to elect Lemma Senbet and John Walters, each currently a Director, as Directors of Hartford Series Fund Inc.

Lemma W. Senbet

Funds	For	Withheld
Hartford Series Fund, Inc.	5,079,578,022.902	241,839,974.106

John C. Walters

Funds	For	Withheld
Hartford Series Fund, Inc.	5,081,138,302.186	240,279,694.822

21

Hartford Money Market HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$1,000.00	$0.94	$1,000.00	$1,023.85	$0.95	0.19%	181	365
Class IB	$1,000.00	$1,000.00	$0.94	$1,000.00	$1,023.85	$0.95	0.19%	181	365

22

Hartford Money Market HLS Fund
Approval of Investmnet Management Agreement (Unaudited)

The Board approved the annual continuation of the Investment Management Agreement (the “Agreement”) between Hartford Series Fund, Inc. (“HSF”) and HL Investment Advisors, LLC (“HL Advisors”) with respect to the Fund at its meeting on August 4-5, 2009. The Board’s considerations in approving the renewal of the Agreement are disclosed in the December 31, 2009 Annual Report for HSF.

At the November 4-5, 2009 meeting, the Board considered and approved amendments to the Agreement to include administrative services, which had been provided pursuant to a separate agreement, and investment management services under one agreement. The Board, including all of the Independent Directors, approved the amendments to the Agreement with respect to the Fund.

In approving the amendments, in addition to the information presented at the August meeting in connection with the annual review of the Agreement and the additional information provided throughout the year, the Board also considered the fact that the amendments did not result in an overall increase in fees to shareholders. The Board took note of the fact that the management of HL Advisors believes that the proposal to combine the administrative services with the investment management services under a single agreement will produce streamlined fee disclosure, resulting in greater transparency and clarity in the Fund’s prospectuses and financial reports. The Board further noted management's belief that the change would result in consistency across all of the Hartford Funds in the complex in that the funds of HSF are the only funds in the complex (other than the R share classes of the Hartford retail funds) that are subject to a separate administrative services fee. Finally, the Board noted management's view that the proposed changes to the Agreement should also serve to simplify the Board's annual consideration of the investment management arrangements for the Fund in that the investment management and administrative fees would be presented as a single fee for fee comparison purposes, which should facilitate the Board's analysis.

The shareholders of the Fund approved the amendments at a Special Meeting of Shareholders held on February 12, 2010. The amendments were effective as of March 1, 2010.

23

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

“The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. The prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-MM10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford Small Company HLS Fund

Hartford Small Company HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford Small Company HLS Fund inception 08/09/1996
(subadvised by: Wellington Management Company, LLP Hartford Investment Management Company)

Investment objective – Seeks growth of capital.

Performance Overview(1) 6/30/00 - 6/30/10
Growth of $10,000 investment

 Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	5	10
	Month†	Year	Year	Year
Small Company IA	-3.46%	18.61%	2.39%	0.20%
Small Company IB	-3.57%	18.33%	2.16%	-0.03%
Russell 2000 Growth Index	-2.31%	17.96%	1.14%	-1.73%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

Portfolio Managers
Wellington Management Company, LLP			Hartford Investment Management Company
Steven C. Angeli, CFA	Stephen Mortimer	Mario E. Abularach, CFA, CMT	Hugh Whelan, CFA	Kurt Cubbage, CFA
Senior Vice President, Partner	Senior Vice President	Vice President	Managing Director	Vice President

How did the Fund perform?

The Class IA shares of the Hartford Small Company HLS Fund returned -3.46% for the six-month period ended June 30, 2010, underperforming its benchmark, the Russell 2000 Growth Index which returned -2.31% for the same period. The Fund also underperformed the -1.87% return of the average fund in the Lipper Small Cap Growth Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

The six-month period ended June 30, 2010 was a volatile period. Through late April, U.S. equities rose as investor confidence grew amid better-than-expected corporate earnings, accommodative monetary policy, and improving economic conditions. From late April until the end of the period, risk aversion rose and equities fell on concerns that the global economy could slip back into a recession. Sovereign debt, solvency issues in the Euro-zone, and slowing economic growth in the U.S. and around the globe pressured markets as the sustainability of corporate earnings growth came into question.

In this environment, small cap, mid cap, and large cap stocks all registered negative returns over the six-month period, as measured by the Russell 2000 (-2%), S&P MidCap 400 (-1%) and S&P 500 (-7%) indices, respectively. Eight of ten sectors within the Russell 2000 Growth Index declined during the period. Energy (-14%), Telecommunication Services (-13%), and Utilities (-7%) sectors declined the most while Consumer Discretionary (+3%), Consumer Staples (+2%), and Financials (-2%) performed the best.

The Fund underperformed its benchmark during the period due to weak stock selection primarily in Consumer Discretionary, Financials, and Consumer Staples. This more than offset very strong selection in Health Care. Sector allocation, which is the residual result of bottom-up (i.e. stock by stock fundamental research) stock selection, was favorable during the period. In

2

particular, an overweight (i.e. the Fund’s sector position was greater than the benchmark position) position in Consumer Discretionary and an underweight (i.e. the Fund’s sector position was less than the benchmark position) position in Energy were additive to relative (i.e. performance of the Fund as measured against the benchmark) performance. A modest cash position helped relative returns in a declining equity market.

Stocks that detracted the most from relative returns during the period were NutriSystem (Consumer Discretionary), Sykes Enterprises (Industrials), and Affymax (Health Care). Shares of NutriSystem, a provider of weight loss products and services, fell as the company's expansion in the retail channel fell short of expectations, negatively impacting growth prospects. We exited the position in the first half of the period. Leading customer contact center service provider Sykes Enterprises saw share price weakness due to lowered earnings guidance tied to cyclical and merger-related integration pressures. Shares of biotechnology company Affymax sold off sharply in June as the company announced disappointing phase III data for Hematide, a treatment for anemia associated with chronic renal failure, which raised concerns regarding potential regulatory approval and/or market acceptance.

Top contributors to relative performance during the period included SXC Health Solutions (Health Care), OSI Pharmaceuticals (Health Care), and Parexel International (Health Care). Pharmacy benefit management (PBM) and health care information technology (HCIT) services provider SXC Health Solutions announced earnings and guidance that exceeded expectations. The firm added new clients, converted more HCIT clients to its PBM platform, and expanded mail order volumes during the period. Shares of biotechnology company OSI Pharmaceuticals surged in March when Japan-based Astellas Pharmaceuticals offered to acquire the company. Shares of Parexel International, a biopharmaceutical services company, rose after the company raised guidance driven by revenue and gross margin upside through its Clinical Research Services and Perceptive business units.

What is the outlook?

During the period, the market reflected increased concerns that sovereign debt issues, liquidity pressures, and fiscal austerity could derail a nascent recovery, feeding concerns of a double-dip recession. Meanwhile, the April 2010 sinking of the Deepwater Horizon oil rig in the Gulf of Mexico and the prospect of ongoing cleanup and compensation costs increased investor skittishness. Uncertainty around government regulatory reform also added to uncertainty in the market as these changes have the potential to impact future growth prospects for certain sectors. Therefore, while we look for continued economic growth, these factors and other mixed macro economic data points caused us to adopt a slightly more moderate view of the pace of economic recovery. As a result, the Fund was more defensively positioned at the end of the period than at the start.

The Fund continues to focus on stocks of companies that we see as having unique business models or special market opportunities that should allow them to deliver superior growth regardless of the pace of economic recovery. The annual Russell 2000 Growth Index re-balance in June impacted our relative weightings in certain sectors. Our bottom-up, fundamental research-driven stock-by-stock investment decisions combined with the Index rebalance led to overweights in Health Care, Information Technology, and Industrials relative to the Russell 2000 Growth Index at the end of the period. The Fund ended the period most underweight Financials, Materials, and Telecommunication Services.

Effective July 21, 2010, Wellington Management Company, LLP (“Wellington Management”) became the sole subadviser for the Fund. Effective the same date, Hartford Investment Management Company (“Hartford Investment Management”) no longer served as a sub-adviser to the Fund. The portion of the Fund’s portfolio previously managed by Hartford Investment Management is now managed by Wellington Management.

Diversification by Industry
as of June 30, 2010

Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	0.8%
Banks (Financials)	0.2
Capital Goods (Industrials)	8.9
Commercial & Professional Services (Industrials)	3.8
Consumer Durables & Apparel (Consumer Discretionary)	6.2
Consumer Services (Consumer Discretionary)	5.5
Diversified Financials (Financials)	1.6
Energy (Energy)	4.0
Food & Staples Retailing (Consumer Staples)	0.3
Food, Beverage & Tobacco (Consumer Staples)	2.4
Health Care Equipment & Services (Health Care)	11.9
Household & Personal Products (Consumer Staples)	1.1
Insurance (Financials)	0.8
Materials (Materials)	3.0
Media (Consumer Discretionary)	1.1
Other Investment Pools and Funds (Financials)	0.4
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	9.2
Real Estate (Financials)	0.3
Retailing (Consumer Discretionary)	4.6
Semiconductors & Semiconductor Equipment (Information Technology)	4.3
Software & Services (Information Technology)	11.7
Technology Hardware & Equipment (Information Technology)	9.0
Telecommunication Services (Services)	1.5
Transportation (Industrials)	3.8
Utilities (Utilities)	0.2
Short-Term Investments	3.1
Other Assets and Liabilities	0.3
Total	100.0%

3

Hartford Small Company HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2%
	Automobiles & Components - 0.8%
105	Cooper Tire & Rubber Co.	$2,051
174	Dana Holding Corp. •	1,739
5	Drew Industries •	94
41	Federal Mogul Corp. •	528
52	Tenneco Automotive, Inc. •	1,101
376	Winnebago Industries, Inc. •	3,738
		9,251
	Banks - 0.2%
4	Cardinal Financial Corp.	34
47	Signature Bank •	1,800
10	TFS Financial Corp.	129
		1,963
	Capital Goods - 8.9%
40	A.O. Smith Corp.	1,940
36	Aaon, Inc.	847
5	AAR Corp. •	89
82	Actuant Corp. Class A	1,536
37	Acuity Brands, Inc.	1,355
268	AerCap Holdings N.V. •	2,785
18	Alamo Group, Inc.	391
14	Apogee Enterprises	156
82	Applied Industrial Technologies, Inc.	2,084
760	ArvinMeritor, Inc. •	9,955
32	AZZ, Inc.	1,189
30	Baldor Electric Co.	1,068
551	Beacon Roofing Supply, Inc. •	9,933
91	Blount International •	935
76	Briggs & Stratton Corp.	1,286
52	Carlisle Cos., Inc.	1,879
10	Chart Industries, Inc. •	155
41	Clarcor, Inc.	1,446
8	Crane Co.	228
43	Cubic Corp.	1,577
61	DigitalGlobe, Inc. •	1,616
2	EMCOR Group, Inc. •	56
29	Franklin Electric Co., Inc.	840
269	Gencorp, Inc. •	1,179
38	General Cable Corp. •	1,024
62	GeoEye, Inc. •	1,937
59	GrafTech International Ltd. •	864
20	Graham Corp.	303
173	Great Lakes Dredge & Dock Co.	1,039
37	Heico Corp.	1,316
92	Hexcel Corp. •	1,425
22	Hubbell, Inc. Class B	866
35	IDEX Corp.	1,004
28	II-VI, Inc. •	823
25	Kadant, Inc. •	438
22	Kaman Corp.	476
43	Kaydon Corp.	1,421
31	Lindsay Corp.	987
2	LMI Aerospace, Inc. •	36
19	MasTec, Inc. •	177
34	Mueller Industries, Inc.	834
12	Nacco Industries, Inc. Class A	1,064
64	Orbital Sciences Corp. •	1,016
29	Oshkosh Corp. •	915
28	Owens Corning, Inc. •	824
41	Pall Corp.	1,420
15	Powell Industries, Inc. •	407
10	Raven Industries	334
183	Regal-Beloit Corp.	10,219
13	Robbins & Myers, Inc.	282
386	Rush Enterprises, Inc. •	5,159
71	Simpson Manufacturing Co., Inc.	1,752
4	Teledyne Technologies, Inc. •	148
26	Thomas & Betts Corp. •	897
48	Timken Co.	1,237
44	Toro Co.	2,161
29	Tredegar Corp.	473
78	Trex Co., Inc. •	1,565
36	Trimas Corp. •	408
115	Trinity Industries, Inc.	2,036
13	Valmont Industries, Inc.	931
657	Wabash National Corp. •	4,671
26	Watsco, Inc.	1,526
83	Woodward Governor Co.	2,116
		101,056
	Commercial & Professional Services - 3.8%
52	Acacia Research Corp. •	746
40	Administaff, Inc.	958
29	Advisory Board Co. •	1,253
30	American Reprographics Co. LLC •	258
81	APAC TeleServices, Inc. •	462
35	ATC Technology Corp. •	561
48	Corporate Executive Board Co.	1,265
712	Corrections Corp. of America •	13,583
54	Deluxe Corp.	1,018
78	Diamond Management & Technology	802
21	Dolan Media Co. •	237
32	Ennis, Inc.	483
14	Exponent, Inc. •	466
89	Herman Miller, Inc.	1,684
9	Huron Consulting Group, Inc. •	165
89	Interface, Inc.	957
11	KAR Auction Services, Inc. •	137
537	Knoll, Inc.	7,137
19	M & F Worldwide Corp. •	512
61	Rollins, Inc.	1,256
400	Sykes Enterprises, Inc. •	5,686
73	Tetra Tech, Inc. •	1,424
10	Towers Watson & Co.	375
16	United Stationers, Inc. •	863
		42,288
	Consumer Durables & Apparel - 6.2%
43	American Greetings Corp. Class A	816
30	Blyth, Inc.	1,022
324	Brunswick Corp.	4,033
459	Carter's, Inc. •	12,040
806	Crocs, Inc. •	8,530
13	Deckers Outdoor Corp. •	1,808
263	Eastman Kodak Co. •	1,141
33	Fossil, Inc. •	1,162
18	G-III Appareal Group Ltd. •	420
404	Hanesbrands, Inc. •	9,711
297	Jarden Corp.	7,982
18	Kenneth Cole Productions, Inc. Class A •	194
3	National Presto Industries, Inc.	256

 The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	Consumer Durables & Apparel - 6.2% - (continued)
32	Perry Ellis International •	$648
33	Polaris Industries, Inc.	1,821
39	Pool Corp.	846
29	RC2 Corp. •	464
30	Skechers USA, Inc. Class A •	1,081
6	Sport Supply Group, Inc.	79
34	Steven Madden Ltd. •	1,079
119	Sturm Ruger & Co., Inc.	1,710
271	Tempur-Pedic International, Inc. •	8,347
96	Timberland Co. Class A •	1,557
31	Under Armour, Inc. Class A •	1,011
1	Unifirst Corp.	32
41	Warnaco Group, Inc. •	1,499
54	Wolverine World Wide, Inc.	1,369
		70,658
	Consumer Services - 5.5%
23	American Public Education, Inc. •	999
60	Bridgepoint Education, Inc. •	956
15	Capella Education Co. •	1,224
36	CEC Entertainment, Inc. •	1,261
324	Cheesecake Factory, Inc. •	7,213
25	CKE Restaurants, Inc.	318
31	Coinstar, Inc. •	1,319
151	Corinthian Colleges, Inc. •	1,491
24	CPI Corp.	540
38	Cracker Barrel Old Country Store, Inc.	1,776
138	Denny's Corp. •	359
393	Grand Canyon Education, Inc. •	9,199
37	Hillenbrand, Inc.	789
87	Home Inns & Hotels Management, Inc. •	3,395
16	Interval Leisure Group, Inc. •	201
60	K12, Inc. •	1,342
933	Navitas Ltd.	3,622
23	P.F. Chang's China Bistro, Inc.	902
8	Peet's Coffee & Tea, Inc. •	309
236	Penn National Gaming, Inc. •	5,453
24	Pre-Paid Legal Services, Inc. •	1,072
151	Ruth's Hospitality Group, Inc. •	633
335	Sonic Corp. •	2,599
75	Sotheby's Holdings	1,723
27	Strayer Education, Inc.	5,509
169	Texas Roadhouse, Inc. •	2,139
260	Wyndham Worldwide Corp.	5,240
		61,583
	Diversified Financials - 1.6%
273	Advance America Cash Advance Centers, Inc.	1,130
219	BGC Partners, Inc.	1,118
38	Calamos Asset Management, Inc.	349
29	Cash America International, Inc.	1,006
15	Credit Acceptance Corp. •	735
50	Duff & Phelps Corp.	625
85	Ezcorp, Inc. •	1,585
71	First Cash Financial Services, Inc. •	1,546
36	Life Partners Holdings, Inc.	737
74	MarketAxess Holdings, Inc.	1,026
28	MVC Capital, Inc.	361
6	Portfolio Recovery Associate •	385
28	Safeguard Scientifics, Inc. •	295
46	SEI Investments Co.	927
113	Stifel Financial •	4,892
22	World Acceptance Corp. •	848
		17,565
	Energy - 4.0%
28	Alpha Natural Resources, Inc. •	944
115	Boots & Coots International Wellness Control •	340
125	Callon Petroleum Corp. •	787
28	Carbo Ceramics, Inc.	2,043
176	Cloud Peak Energy, Inc. •	2,339
88	Dresser-Rand Group, Inc. •	2,791
157	Dril-Quip, Inc. •	6,924
87	Energy XXI (Bermuda) Ltd. •	1,380
66	Exco Resources, Inc.	957
7	James River Coal Co. •	111
90	L&L Energy, Inc. •	774
47	Lufkin Industries, Inc.	1,851
97	Matrix Service Co. •	908
91	McMoRan Exploration Co. •	1,008
15	Natural Gas Services Group •	226
91	Oceaneering International, Inc. •	4,066
200	Overseas Shipholding Group, Inc.	7,398
59	Pioneer Drilling Co. •	333
47	Rowan Companies, Inc. •	1,031
23	SM Energy Co.	924
109	Stone Energy Corp. •	1,221
176	TETRA Technologies, Inc. •	1,599
108	Vaalco Energy, Inc.	606
156	W&T Offshore, Inc.	1,477
93	World Fuel Services Corp.	2,413
		44,451
	Food & Staples Retailing - 0.3%
43	Casey's General Stores, Inc.	1,492
46	United Natural Foods, Inc. •	1,374
		2,866
	Food, Beverage & Tobacco - 2.4%
19	American Italian Pasta Co. •	979
15	Boston Beer Co., Inc. Class A •	980
50	Cal-Maine Foods, Inc.	1,611
164	Cental Euro Distribution Corp. •	3,507
207	Darling International, Inc. •	1,555
26	Diamond Foods, Inc.	1,079
38	Flowers Foods, Inc.	938
413	Green Mountain Coffee Roasters •	10,609
27	J&J Snack Foods Corp.	1,118
30	Lancaster Colony Corp.	1,606
38	Sanderson Farms, Inc.	1,938
34	Tootsie Roll Industries	796
		26,716
	Health Care Equipment & Services - 11.9%
157	Accretive Health, Inc. •	2,082
115	Align Technology, Inc. •	1,703
43	Almost Family, Inc. •	1,486
32	Amedisys, Inc. •	1,407
464	American Medical Systems Holdings •	10,255
6	Amerigroup Corp. •	189
98	AMN Healthcare Services, Inc. •	734
36	Angiodynamics, Inc. •	525

 The accompanying notes are an integral part of these financial statements.

5

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	Health Care Equipment & Services - 11.9% - (continued)
31	ArthroCare Corp. •	$945
49	Bio-Reference Laboratories •	1,095
5	Cantel Medical Corp.	77
33	Catalyst Health Solutions •	1,149
12	Centene Corp. •	247
29	Chemed Corp.	1,579
142	Coninucare Corp. •	476
154	Cyberonics, Inc. •	3,657
76	Eclipsys Corp. •	1,350
9	Emergency Medical Services •	450
96	Ev3, Inc. •	2,146
521	Fleury S.A. •	5,750
49	Gentiva Health Services, Inc. •	1,327
26	Haemonetics Corp. •	1,380
365	HealthSouth Corp. •	6,830
116	Healthtronics, Inc. •	559
25	HMS Holdings Corp. •	1,340
109	Immucor, Inc. •	2,069
35	Integra LifeSciences Holdings Corp. •	1,292
67	Invacare Corp.	1,379
64	inVentiv Health, Inc. •	1,630
41	Kensey Nash Corp. •	968
355	Lincare Holdings, Inc. •	11,529
76	MedAssets, Inc. •	1,744
52	Metropolitan Health Networks •	194
49	Molina Healthcare, Inc. •	1,419
11	MWI Veterinary Supply, Inc. •	563
73	Natus Medical, Inc. •	1,183
39	Neogen Corp. •	1,024
32	NuVasive, Inc. •	1,150
104	Odyssey HealthCare, Inc. •	2,781
86	Omnicell, Inc. •	1,004
399	Owens & Minor, Inc.	11,319
13	PharMerica Corp. •	195
42	Providence Service Corp. •	581
66	PSS World Medical, Inc. •	1,394
41	Psychiatric Solutions, Inc. •	1,356
2	Quality Systems	97
253	Rehabcare Group, Inc. •	5,508
91	RTI Biologics, Inc. •	267
47	Sirona Dental Systems, Inc. •	1,627
71	STERIS Corp.	2,219
202	SXC Health Solutions Corp. •	14,791
261	Team Health Holdings •	3,368
6	Thoratec Corp. •	249
4	Triple-S Management Corp., Class B •	67
65	Virtual Radiologic Corp. •	1,121
410	Volcano Corp. •	8,942
32	West Pharmaceutical Services, Inc.	1,174
27	Wright Medical Group, Inc. •	450
		133,392
	Household & Personal Products - 1.1%
32	Alberto-Culver Co.	862
178	Herbalife Ltd.	8,183
50	Inter Parfums, Inc.	712
3	Medifast, Inc. •	76
44	Nu Skin Enterprises, Inc. Class A	1,098
13	Schiff Nutrition International	91
16	Usana Health Sciences, Inc. •	582
28	WD40 Co.	929
		12,533
	Insurance - 0.8%
290	Assured Guaranty Ltd.	3,850
52	Brown & Brown, Inc.	1,003
30	Endurance Specialty Holdings Ltd.	1,116
29	Erie Indemnity Co.	1,323
13	FBL Financial Group Class A	268
5	RLI Corp.	277
28	Symetra Financial Corp.	339
36	Validus Holdings Ltd.	882
		9,058
	Materials - 3.0%
31	A. Schulman, Inc.	581
33	Arch Chemicals, Inc.	1,004
21	Ashland, Inc.	954
51	Balchem Corp.	1,264
28	Clearwater Paper Corp. •	1,531
358	Golden Star Resources Ltd. •	1,570
11	Graham Packaging Co., Inc. •	136
23	Haynes International, Inc.	706
1,707	Huabao International Holdings Ltd.	2,182
40	Kraton Performance Polymers •	745
24	Minerals Technologies, Inc.	1,158
5	Nalco Holding Co.	96
36	Neenah Paper, Inc.	662
11	Newmarket Corp.	981
77	Olin Corp.	1,392
76	Omnova Solutions, Inc. •	593
19	Rock Tenn Co. Class A	968
60	Rockwood Holdings, Inc. •	1,364
18	Schweitzer-Mauduit International, Inc.	925
334	Silgan Holdings, Inc.	9,488
104	Solutia, Inc. •	1,364
24	Stepan Co.	1,659
70	Titanium Metals Corp. •	1,223
27	Valspar Corp.	817
56	W.R. Grace & Co. •	1,186
		34,549
	Media - 1.1%
89	Charm Communications, Inc. •	676
441	Focus Media Holding Ltd. ADR •	6,847
74	Harte-Hanks, Inc.	775
4	John Wiley & Sons, Inc. Class A	140
124	Sinclair Broadcast Group, Inc. Class A •	725
93	Valassis Communications, Inc. •	2,961
22	World Wrestling Entertainment, Inc.	338
		12,462
	Pharmaceuticals, Biotechnology & Life Sciences - 9.2%
178	Affymax, Inc. •	1,064
24	Alexion Pharmaceuticals, Inc. •	1,207
356	Alkermes, Inc. •	4,430
83	AMAG Pharmaceuticals, Inc. •	2,854
133	Auxilium Pharmaceuticals, Inc. •	3,122
130	Bruker Corp. •	1,586
176	Celera Corp. •	1,153
25	Cepheid, Inc. •	395
48	Charles River Laboratories International, Inc. •	1,648

 The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 9.2% - (continued)
75	Codexis, Inc. •	$661
201	Cubist Pharmaceuticals, Inc. •	4,135
17	Dionex Corp. •	1,290
87	Emergent Biosolutions, Inc. •	1,417
103	Enzon, Inc. •	1,098
76	Genomic Health, Inc. •	989
75	Hi-Technology Pharmacal Co., Inc. •	1,714
8	Human Genome Sciences, Inc. •	175
205	Icon plc ADR •	5,909
234	Immunomedics, Inc. •	722
131	Impax Laboratories, Inc. •	2,503
378	Incyte Corp. •	4,180
16	Kendle International, Inc. •	181
22	Martek Biosciences Corp. •	531
2	Medicis Pharmaceutical Corp. Class A	34
78	Nabi Biopharmaceuticals •	426
98	Nektar Therapeutics •	1,183
133	NPS Pharmaceuticals, Inc. •	859
49	Obagi Medical Products, Inc. •	577
258	Onyx Pharmaceuticals, Inc. •	5,578
474	PAREXEL International Corp. •	10,278
409	PDL Biopharma, Inc.	2,298
493	Pharmaceutical Product Development, Inc.	12,533
113	Pharmasset, Inc. •	3,084
109	Questcor Pharmaceuticals •	1,108
229	Regeneron Pharmaceuticals, Inc. •	5,106
185	Salix Pharmaceuticals Ltd. •	7,209
484	Santarus, Inc. •	1,200
286	Sciclone Pharmaceuticals, Inc. •	760
405	Seattle Genetics, Inc. •	4,856
77	Talecris Biotherapeutics Holdings Corp. •	1,618
22	Valeant Pharmaceuticals International •	1,138
11	ViroPharma, Inc. •	127
		102,936
	Real Estate - 0.3%
21	EastGroup Properties, Inc.	736
23	Equity Lifestyle Properties, Inc.	1,091
20	PS Business Parks, Inc.	1,104
20	Rayonier, Inc.	872
		3,803
	Retailing - 4.6%
94	99 Cents Only Stores •	1,385
59	Aaron Rents, Inc.	1,013
80	AnnTaylor Stores Corp. •	1,297
22	Big 5 Sporting Goods Corp.	292
55	Brown Shoe Co., Inc.	830
74	Cato Corp.	1,628
131	Children's Place Retail Stores, Inc. •	5,752
140	Christopher & Banks Corp.	864
69	Collective Brands, Inc. •	1,090
8	Core-Mark Holding Co., Inc. •	223
205	Dick's Sporting Goods, Inc. •	5,107
83	Dress Barn, Inc. •	1,987
116	Drugstore.com, Inc. •	357
58	DSW, Inc. •	1,314
29	Genesco, Inc. •	764
68	Group 1 Automotive, Inc. •	1,599
29	Gymboree Corp. •	1,260
20	Haverty Furniture Cos., Inc.	252
50	Hibbett Sports, Inc. •	1,192
53	Jo-Ann Stores, Inc. •	1,979
16	Joseph A. Bank Clothiers, Inc. •	848
101	Kirklands, Inc. •	1,705
88	LKQ Corp. •	1,700
44	Monroe Muffler, Inc.	1,756
121	OfficeMax, Inc. •	1,576
65	PetMed Express, Inc.	1,165
3	PetSmart, Inc.	92
171	Pier 1 Imports, Inc. •	1,094
84	Retail Ventures, Inc. •	654
29	rue21, Inc. •	865
135	Sally Beauty Co., Inc. •	1,109
148	Select Comfort Corp. •	1,299
20	Shoe Carnival, Inc. •	418
91	Stein Mart, Inc. •	568
85	Talbots, Inc. •	875
142	The Finish Line, Inc.	1,972
7	Tractor Supply Co.	399
43	Ulta Salon, Cosmetics & Fragrances, Inc. •	1,008
192	Wet Seal, Inc. Class A •	703
53	Williams-Sonoma, Inc.	1,304
		51,295
	Semiconductors & Semiconductor Equipment - 4.3%
247	Amkor Technology, Inc. •	1,362
696	Applied Micro Circuits Corp. •	7,292
107	AXT, Inc. •	481
33	Cabot Microelectronics Corp. •	1,132
20	FEI Co. •	396
172	GT Solar International, Inc. •	961
53	Hittite Microwave Corp. •	2,354
85	Kopin Corp. •	287
306	Lattice Semiconductor Corp. •	1,330
100	Micrel, Inc.	1,017
102	Microsemi Corp. •	1,487
162	MIPS Technologies, Inc. Class A •	826
248	Netlogic Microsystems, Inc. •	6,740
158	Power Integrations, Inc.	5,092
585	RF Micro Devices, Inc. •	2,286
59	Semtech Corp. •	971
703	Skyworks Solutions, Inc. •	11,800
186	TriQuint Semiconductor, Inc. •	1,134
40	Veeco Instruments, Inc. •	1,383
		48,331
	Software & Services - 11.7%
43	ACI Worldwide, Inc. •	844
136	Actuate Corp. •	606
130	Acxiom Corp. •	1,917
24	Advent Software, Inc. •	1,113
19	Alliance Data Systems Corp. •	1,119
79	Ancestry.com, Inc. •	1,400
47	ArcSight, Inc. •	1,060
69	Ariba, Inc. •	1,092
300	Art Technology Group, Inc. •	1,026
76	Aspen Technology, Inc. •	829
58	Blackbaud, Inc.	1,255
27	Blackboard, Inc. •	1,014
37	Bottomline Technologies, Inc. •	476

 The accompanying notes are an integral part of these financial statements.

7

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	Software & Services - 11.7% - (continued)
50	Broadridge Financial Solutions, Inc.	$944
51	Commvault Systems, Inc. •	1,150
183	Compuware Corp. •	1,459
192	Concur Technologies, Inc. •	8,199
83	CSG Systems International, Inc. •	1,522
43	CyberSource Corp. •	1,106
48	Earthlink, Inc.	384
79	EPIQ Systems, Inc. •	1,022
63	Equinix, Inc. •	5,131
19	Factset Research Systems, Inc.	1,271
29	Forrester Research, Inc. •	886
69	Fortinet, Inc. •	1,130
16	Gartner, Inc. Class A •	363
143	Global Cash Access, Inc. •	1,030
42	Global Payments, Inc.	1,549
500	GSI Commerce, Inc. •	14,408
409	Informatica Corp. •	9,760
119	Infospace, Inc. •	898
85	j2 Global Communications, Inc. •	1,861
103	Jack Henry & Associates, Inc.	2,460
6	JDA Software Group, Inc. •	128
282	Lawson Software, Inc. •	2,055
37	Lender Processing Services	1,164
43	Logmein, Inc. •	1,129
81	Manhattan Associates, Inc. •	2,243
25	Mantech International Corp. Class A •	1,073
27	MAXIMUS, Inc.	1,560
8	Micros Systems •	263
102	ModusLink Global Solutions, Inc. •	613
40	Netscout Systems, Inc. •	574
16	Opentable, Inc. •	659
42	Opnet Technologies, Inc.	616
82	Parametric Technology Corp. •	1,287
52	Progress Software Corp. •	1,571
115	Quest Software, Inc. •	2,076
63	Rackspace Hosting, Inc. •	1,157
10	Radiant Systems, Inc. •	139
143	Rovi Corp. •	5,409
49	S1 Corp. •	293
115	Sapient Corp.	1,169
7	Solera Holdings, Inc.	269
148	SonicWALL, Inc. •	1,735
49	SS&C Technologies Holdings, Inc. •	785
362	SuccessFactors, Inc. •	7,518
45	Synchronoss Technologies, Inc. •	844
47	Taleo Corp. Class A •	1,138
118	TeleCommunication Systems, Inc. Class A • .	489
174	Tibco Software, Inc. •	2,103
223	TiVo, Inc. •	1,648
5	Total System Services, Inc.	75
134	United Online, Inc.	770
83	Valueclick, Inc. •	892
76	VeriFone Systems, Inc. •	1,431
153	Vistaprint N.V. •	7,272
507	Websense, Inc. •	9,587
		132,018
	Technology Hardware & Equipment - 9.0%
47	Acme Packet, Inc. •	1,272
63	ADTRAN, Inc.	1,707
21	Anixter International, Inc. •	905
212	Arris Group, Inc. •	2,161
47	AVX Corp.	608
54	Blue Coat Systems, Inc. •	1,104
136	Brightpoint, Inc. •	951
652	Celestica, Inc. •	5,254
58	Comtech Telecommunications Corp. •	1,746
32	CPI International, Inc. •	494
114	DG Fastchannel, Inc. •	3,722
10	Digi International, Inc. •	81
6	DTS, Inc. •	188
3	Emulex Corp. •	26
513	Finisar Corp. •	7,644
83	Hypercom Corp. •	385
135	Insight Enterprises, Inc. •	1,773
97	Interdigital, Inc. •	2,407
40	Keithley Instruments, Inc.	356
144	Lexmark International, Inc. ADR •	4,772
23	Loral Space & Communications, Inc. •	993
30	MTS Systems Corp.	863
70	Multi-Fineline Electronix, Inc. •	1,747
601	Netezza Corp. •	8,221
195	Novatel Wireless, Inc. •	1,122
50	Osi Systems, Inc. •	1,380
66	Plantronics, Inc.	1,899
128	Plexus Corp. •	3,428
263	Polycom, Inc. •	7,838
155	Power-One, Inc. •	1,045
451	QLogic Corp. •	7,501
186	Quantum Corp. •	350
270	Riverbed Technology, Inc. •	7,451
792	Sanmina-Sci Corp. •	10,783
64	SeaChange International, Inc. •	530
98	Silicon Graphics International •	692
281	Sonus Networks, Inc. •	761
7	STEC, Inc. •	93
38	Stratasys, Inc. •	928
34	Synaptics, Inc. •	925
135	Trimble Navigation Ltd. •	3,780
52	Zebra Technologies Corp. Class A •	1,325
		101,211
	Telecommunication Services - 1.5%
189	Alaska Communication Systems Holdings, Inc.	1,601
576	Cincinnati Bell, Inc. •	1,734
69	Consolidated Communications Holdings, Inc.	1,173
358	Frontier Communications Corp.	2,547
138	Neutral Tandem, Inc. •	1,557
94	NTELOS Holdings Corp.	1,623
323	PAETEC Holding Corp. •	1,101
54	Premiere Global Services, Inc. •	341
83	Syniverse Holdings, Inc. •	1,702
53	TW Telecom, Inc. •	886
78	USA Mobility, Inc.	1,008
462	Vonage Holdings Corp. •	1,063
		16,336
	Transportation - 3.8%
138	Allegiant Travel Co.	5,910
157	Copa Holdings S.A. Class A	6,945
 The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	Transportation - 3.8% - (continued)
28	Dollar Thrifty Automotive Group, Inc. •		$1,213
27	Genesee & Wyoming, Inc. Class A •		991
14	Hawaiian Holdings, Inc. •		72
454	Hertz Global Holdings, Inc. •		4,294
32	Hub Group, Inc. •		955
173	J.B. Hunt Transport Services, Inc.		5,656
534	Localiza Rent a Car S.A.		6,139
261	Old Dominion Freight Line, Inc. •		9,156
97	Pacer International, Inc. •		675
21	Ryder System, Inc.		859
17	UAL Corp. •		350
			43,215
	Utilities - 0.2%
6	New Jersey Resources Corp.		211
17	Piedmont Natural Gas		423
30	South Jersey Industries, Inc.		1,306
			1,940
	Total common stocks (cost $1,068,230)		$1,081,476

EXCHANGE TRADED FUNDS - 0.4%
	Other Investment Pools and Funds - 0.4%
64	iShares Russell 2000 Growth Index Fund		$4,281

	Total exchange traded funds (cost $4,808)		$4,281

	Total long-term investments (cost $1,073,038)		$1,085,757

SHORT-TERM INVESTMENTS - 3.1%
	Repurchase Agreements - 3.0%
$7,932	Bank of America TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $7,932, collateralized by FHLMC 5.50%, 2039, FNMA 4.50% - 5.50%, 2038 - 2040, GNMA 5.00%, 2040, value of $8,091) 0.05%, 6/30/2010		$7,932
3,943	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 07/01/2010 in the amount of $3,943, collateralized by U.S. Treasury Bond 6.25%, 2030, U.S. Treasury Note 1.00%, 2011, value of $4,045) 0.01%, 6/30/2010		3,943
1,359	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $1,359, collateralized by FNMA 4.50% - 6.50%, 2024 - 2040, GNMA 5.00% - 6.50%, 2038 - 2040, value of $1,386) 0.04%, 6/30/2010		1,359
6,006	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $6,006, collateralized by GNMA 3.13% - 7.00%, 2023 - 2052, value of $6,126) 0.05%, 6/30/2010		6,006
1,359	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $1,359, collateralized by FHLMC 2.38% - 5.83%, 2033 - 2038, value of $1,386) 0.06%, 6/30/2010		1,359
5,922	Morgan Stanley & Co., Inc. TriParty Joint Repurchase Agreement (maturing on07/01/2010 in the amount of $5,922, collateralized by FHLMC 5.00% - 5.50%, 2038 - 2039, FNMA 5.00%, 2039, value of $6,065) 0.03%, 6/30/2010		5,922
1,595	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $1,595, collateralized by U.S. Treasury Bill 0.88%, 2011, value of $1,626) 0.01%, 6/30/2010		1,595
69	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2010 in the amount of $69, collateralized by U.S. Treasury Bill 0.88%, 2011, value of $71) 0.02%, 6/30/2010		69
3,635	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on07/01/2010 in the amount of $3,635, collateralized by U.S. Treasury Note2.13%, 2015, value of $3,707) 0.04%, 6/30/2010		3,635
1,499	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on07/01/2010 in the amount of $1,499,collateralized by FNMA 5.00% - 6.00%,2033 - 2036, value of $1,529) 0.09%, 6/30/2010		1,499
			33,319
	U.S. Treasury Bills - 0.1%
1,250	0.15%, 7/15/2010□○		1,250

	Total short-term investments (cost $34,569)		$34,569

	Total investments (cost $1,107,607) ▲	99.7%	$1,120,326
	Other assets and liabilities	0.3%	3,187
	Total net assets	100.0%	$1,123,513

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.0% of total net assets at June 30, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The accompanying notes are an integral part of these financial statements.

9

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $1,129,238 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$78,552
Unrealized Depreciation	(87,464)
Net Unrealized Depreciation	$(8,912)

•	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at June 30, 2010

Futures Contracts Outstanding at June 30, 2010

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini	145	Long	Sep 2010	$(115)

*	The number of contracts does not omit 000's.

Forward Foreign Currency Contracts Outstanding at June 30, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Australian Dollar (Sell)	$3,293	$3,283	10/05/10	$(10)
Australian Dollar (Buy)	171	174	10/05/10	(3)
Australian Dollar (Sell)	460	476	10/05/10	16
Australian Dollar (Buy)	251	242	10/05/10	9
				$12

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

 The accompanying notes are an integral part of these financial statements.

10

Hartford Small Company HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$1,081,476	$1,075,672	$5,804	$–
Exchange Traded Funds	4,281	4,281	–	–
Short-Term Investments	34,569	–	34,569	–
Total	$1,120,326	$1,079,953	$40,373	$–
Forward Foreign Currency Contracts *	25	–	25	–
Total	$25	$–	$25	$–
Liabilities:
Forward Foreign Currency Contracts *	13	–	13	–
Futures *	115	115	–	–
Total	$128	$115	$13	$–

♦	For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

 The accompanying notes are an integral part of these financial statements.

11

Hartford Small Company HLS Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,107,607)	$1,120,326
Cash	1,895
Foreign currency on deposit with custodian (cost $9)	9
Unrealized appreciation on forward foreign currency contracts	25
Receivables:
Investment securities sold	91,164
Fund shares sold	294
Dividends and interest	259
Variation margin	32
Other assets	2
Total assets	1,214,006
Liabilities:
Unrealized depreciation on forward foreign currency contracts	13
Payables:
Investment securities purchased	88,749
Fund shares redeemed	1,333
Variation margin	110
Investment management fees	180
Distribution fees	10
Accrued expenses	98
Total liabilities	90,493
Net assets	$1,123,513
Summary of Net Assets:
Capital stock and paid-in-capital	$1,389,215
Accumulated distributions in excess of net investment loss	(1,515)
Accumulated net realized loss on investments and foreign currency transactions	(276,803)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	12,616
Net assets	$1,123,513
Shares authorized	1,500,000
Par value	$0.001
Class IA: Net asset value per share	$13.74
Shares outstanding	69,202
Net assets	$950,622
Class IB: Net asset value per share	$13.38
Shares outstanding	12,920
Net assets	$172,891

 The accompanying notes are an integral part of these financial statements.

12

Hartford Small Company HLS Fund
Statement of Operations
For the Six-Month Period Ended
June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$3,743
Interest	26
Less: Foreign tax withheld	(33)
Total investment income, net	3,736

Expenses:
Investment management fees	3,885
Administrative service fees	392
Transfer agent fees	3
Distribution fees - Class IB	258
Custodian fees	17
Accounting services fees	74
Board of Directors' fees	13
Audit fees	12
Other expenses	132
Total expenses (before fees paid indirectly)	4,786
Commission recapture	(30)
Total fees paid indirectly	(30)
Total expenses, net	4,756
Net investment loss	(1,020)

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	132,219
Net realized gain on futures	380
Net realized gain on forward foreign currency contracts	11
Net realized loss on other foreign currency transactions	(59)
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	132,551

Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(169,775)
Net unrealized depreciation of futures	(523)
Net unrealized appreciation of forward foreign currency contracts	12
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(2)

Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions	(170,288)
Net Loss on Investments, Other Financial Instruments and Foreign Currency Transactions	(37,737)
Net Decrease in Net Assets Resulting from Operations	$(38,757)

 The accompanying notes are an integral part of these financial statements.

13

Hartford Small Company HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment loss	$(1,020)	$(1,197)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	132,551	(100,961)
Net unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(170,288)	392,432
Payment from affiliate	—	1,017
Net increase (decrease) in net assets resulting from operations	(38,757)	291,291
Distributions to Shareholders:
From net investment income
Class IA	—	(117)
Class IB	—	—
Total distributions	—	(117)
Capital Share Transactions:
Class IA
Sold	52,792	183,208
Issued on reinvestment of distributions	—	117
Redeemed	(94,707)	(194,170)
Total capital share transactions	(41,915)	(10,845)
Class IB
Sold	17,737	31,022
Issued on reinvestment of distributions	—	—
Redeemed	(48,060)	(49,332)
Total capital share transactions	(30,323)	(18,310)
Net decrease from capital share transactions	(72,238)	(29,155)
Net increase (decrease) in net assets	(110,995)	262,019
Net Assets:
Beginning of period	1,234,508	972,489
End of period	$1,123,513	$1,234,508
Accumulated undistributed (distribution in excess of) net investment income	$(1,515)	$(495)
Shares:
Class IA
Sold	3,544	16,106
Issued on reinvestment of distributions	—	9
Redeemed	(6,458)	(16,051)
Total share activity	(2,914)	64
Class IB
Sold	1,220	2,788
Issued on reinvestment of distributions	—	—
Redeemed	(3,315)	(4,453)
Total share activity	(2,095)	(1,665)

 The accompanying notes are an integral part of these financial statements.

14

Hartford Small Company HLS Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Small Company HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-nine portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no

15

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that mature in 60 days or less are generally valued at amortized cost, which approximates market value.

Foreign-denominated assets, including investment securities, and liabilities are translated from the local currency into U.S. dollars using exchange rates obtained from an independent third party as of the Fund’s Valuation Time.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively. If a settlement price is not available, futures contracts will be valued at the most recent trade price as of the Valuation Time. If there were no trades, the contract shall be valued at the mean of the closing bid and asked prices as of the Valuation Time.

Forward foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Forward foreign currency contracts are valued using foreign currency exchange rates and forward rates on the Valuation Date from an independent pricing service.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the valuation date.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices

16

received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

Foreign Currency – Based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – Valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

17

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

During the six-month period ended June 30, 2010, the Fund held no Level 3 securities, therefore no reconciliation of Level 3 securities is presented.

Refer to the Investment Valuation Hierarchy Level Summary found following the Schedule of Investments.

c)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

d)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management Company (“Hartford Investment Management”), a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”) or Wellington Management Company, LLP (“Wellington Management”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

e)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

18

f)
Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Forward foreign currency contracts may be used to hedge against adverse fluctuations in exchange rates between currencies.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding forward foreign currency contracts as shown on the Schedule of Investments as of June 30, 2010.

g)
Indexed Securities – The Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Fund may use these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in using conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there may be a limit to the potential appreciation of the investment. The Fund, as shown in the Schedule of Investments under Exchange Traded Funds, had investments in indexed securities as of June 30, 2010.

h)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

i)
Securities Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for securities that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. During this period, such securities are subject to market fluctuations, and the Fund identifies securities segregated in its records with value at least equal to the amount of the commitment. As of June 30, 2010, the Fund had no outstanding when-issued or delayed delivery securities.

j)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

19

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

k)	Additional Derivative Instrument(s) Information

Derivative Instrument(s) as of June 30, 2010.

	Statement of Assets and Liabilities Location
Risk Exposure Category	Asset Derivatives		Liability Derivatives
Foreign exchange contracts	Unrealized appreciation on forward	25	Unrealized depreciation on forward	13
	foreign currency contracts		foreign currency contracts
Equity contracts			Summary of Net Assets - Unrealized	115
			depreciation

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2010.

Realized Gain/Loss and Change in Unrealized Appreciation (Depreciation) on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$—	$11	$—	$11
Equity contracts	—	—	380	—	—	380
Total	$—	$—	$380	$11	$—	$391

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	—	—	—	12	—	$12
Equity contracts	—	—	(523)	—	—	(523)
Total	$—	$—	$(523)	$12	$—	$(511)

l)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Futures and Options:

The Fund is subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may invest in futures and options contracts in order to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract is an agreement between two parties to buy and sell an asset at a set price on a future date. When the Fund enters into such futures contracts, it is required to deposit with a futures commission merchant an amount of “initial margin” of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called variation margin, to and from the broker, are made on a daily basis as the price of the underlying asset fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Fund.

At any time prior to the expiration of the futures contract, the Fund may close the position by taking an opposite position, which would effectively terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a gain or loss.

20

The use of futures contracts involves elements of market risk, which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contracts may decrease the effectiveness of the Fund’s strategy and potentially result in loss. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded through a clearing house. The clearing house requires sufficient collateral to cover margins. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2010.

An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The premium paid by the Fund for the purchase of a call or put option is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period.

The Fund may write (sell) covered options. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. The Fund receives a premium for writing a call or put option, which is recorded on the Fund’s Statement of Assets and Liabilities and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in the value of such options, which may exceed the related premiums received. The maximum amount of loss with respect to the Fund’s written put option is the cost of buying the underlying security or currency. The maximum loss may be offset by proceeds received from selling the underlying securities or currency. As of June 30, 2010, there were no outstanding option contracts.

4.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$117	$1,146
Long-Term Capital Gains*	—	4,794

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC code Sec. 852(b)(3)(C).

21

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$476
Accumulated Capital and Other Losses*	(388,285)
Unrealized Appreciation†	160,864
Total Accumulated Deficit	$(226,945)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†
 The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$(193)
Accumulated Net Realized Gain (Loss) on Investments	193

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2016	$156,734
2017	231,551
Total	$388,285

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

5.	Expenses:

a)
Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford, serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Hartford Investment Management and Wellington Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Hartford Investment Management and Wellington Management.

22

b)
Administrative Services Agreement – For the two-month period January 1, 2010 through February 28, 2010, under the Administrative Services Agreement between HLIC and the Company, on behalf of the Fund, HLIC provided administrative services to the Fund and received monthly compensation at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund assumed and paid certain other expenses (including, but not limited to, accounting, custodian, state taxes and Directors’ fees). Effective March 1, 2010, the Investment Management Agreement was amended to include the administrative services for the Fund and the separate administrative services agreement was terminated.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services and to HLIC for administrative services rendered from January 1, 2010 through February 28, 2010, and the rates of compensation paid to the HL Advisors for the combined services from March 1, 2010 through June 30, 2010; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $500 million	0.6000%
On next $3.5 billion	0.5500%
On next $5 billion	0.5300%
Over $10 billion	0.5200%

c)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.012%
On Amount Over $5 billion	0.010%

d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

e)
Fees Paid Indirectly – The Company, on behalf of the Fund has entered into agreements with State Street Global Advisers, LLC and Russell Implementation Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, these amounts are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.73%	0.73%	0.71%	0.70%	0.70%	0.71%
Class IB	0.98	0.98	0.96	0.95	0.95	0.96

23

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

f)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

g)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $3. Hartford Investor Services Company, LLC ("HISC"), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. The amount HISC was compensated for providing such services can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

h)
Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provides that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009, as follows:

Amount
Reimbursement	$1,017

On June 8, 2007, the Fund was reimbursed for incorrect IPO allocations to the Fund.

On May 2, 2007, the Fund was reimbursed for trading reimbursements relating to the change in portfolio managers of the Fund.

On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of  The Hartford’s variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford settled this matter without admitting or denying the findings of the SEC.

The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and it is offered directly to certain qualified retirement plans (collectively “Products”). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, Inc. (“Hartford Life”) (the issuers of such variable annuity products), the Fund’s ability to restrict transfers by certain owners of older variable annuity products was limited. During 2006, these annuity owners surrendered the older variable annuity contracts that were the subject of prior litigation. In February 2005, Hartford Life agreed with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contracts owners.

24

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.08%	0.09%
Total Return Excluding Payments from Affiliate	29.18	28.90

	For the Year Ended December 31, 2007
	Class IA	Class IB
Impact from Payment from Affiliate for Trading Reimbursements	0.16%	0.16%
Impact from Payment from Affiliate for Incorrect IPO Allocations	0.03	0.03
Total Return Excluding Payments from Affiliate	14.01	13.73

	For the Year Ended December 31, 2006
	Class IA	Class IB
Impact from Payment from Affiliate for SEC Settlement	0.14%	0.14%
Total Return Excluding Payments from Affiliate	14.29	14.00

	For the Year Ended December 31, 2005
	Class IA	Class IB
Impact from Payment from Affiliate for Unrestricted Transfers	0.10%	0.10%
Total Return Excluding Payments from Affiliate	20.91	20.61

6.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$1,032,398
Sales Proceeds Excluding U.S. Government Obligations	1,107,363

7.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

25

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

8.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

9.	Subsequent Events:

Effective July 21, 2010, Wellington Management is the sole sub-adviser for the Fund. Hartford Investment Management no longer serves as a sub-adviser to the Fund. The portion of the Fund’s portfolio previously managed by Hartford Investment Management is managed by the Fund’s other sub-adviser, Wellington Management.

26

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27

Hartford Small Company HLS Fund
Financial Highlights
- Selected Per-Share Date (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$14.23	$(0.01)	$–	$(0.48)	$(0.49)	$–	$–	$–	$–	$(0.49)	$13.74
IB	13.88	(0.03)	–	(0.47)	(0.50)	–	–	–	–	(0.50)	13.38

For the Year Ended December 31, 2009
IA	11.01	(0.01)	0.01	3.22	3.22	–	–	–	–	3.22	14.23
IB	10.76	(0.04)	0.01	3.15	3.12	–	–	–	–	3.12	13.88

For the Year Ended December 31, 2008
IA	18.62	0.02	–	(7.56)	(7.54)	(0.02)	(0.05)	–	(0.07)	(7.61)	11.01
IB	18.20	(0.01)	–	(7.38)	(7.39)	–	(0.05)	–	(0.05)	(7.44)	10.76

For the Year Ended December 31, 2007(H)
IA	19.07	–	0.04	2.57	2.61	(0.05)	(3.01)	–	(3.06)	(0.45)	18.62
IB	18.71	(0.05)	0.04	2.51	2.50	–	(3.01)	–	(3.01)	(0.51)	18.20

For the Year Ended December 31, 2006
IA	19.66	0.05	0.02	2.75	2.82	(0.04)	(3.37)	–	(3.41)	(0.59)	19.07
IB	19.38	–	0.02	2.70	2.72	(0.02)	(3.37)	–	(3.39)	(0.67)	18.71

For the Year Ended December 31, 2005
IA	16.25	(0.04)	0.02	3.43	3.41	–	–	–	–	3.41	19.66
IB	16.06	(0.05)	0.02	3.35	3.32	–	–	–	–	3.32	19.38

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.
(H)	Per share amounts have been calculated using the average shares method.
(I)
During the year ended December 31, 2007, Hartford Small Company HLS Fund received a $12.6 million in-kind subscription of securities from a shareholder in exchange for shares of this fund. This payment- in-kind was excluded from the portfolio turnover rate calculation.

28

- Ratios and Supplemental Data -

			Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio Turnover
Total Return(B)		Net Assets at End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Rate(D)

(3.46	)%(E)	$950,622	0.73	%(F)	0.73	%(F)	(0.12	)%(F)	87%
(3.57	)(E)	172,891	0.98	(F)	0.98	(F)	(0.37	)(F)	–

29.29	(G)	1,026,150	0.75		0.75		(0.07)		184
29.01	(G)	208,358	1.00		1.00		(0.32)		–

(40.60)		793,078	0.71		0.71		0.16		194
(40.73)		179,411	0.96		0.96		(0.09)		–

14.23	(G)	1,292,444	0.70		0.70		(0.02)		167	(I)
13.94	(G)	312,775	0.95		0.95		(0.27)		–

14.43	(G)	1,138,830	0.73		0.73		0.21		177
14.14	(G)	304,757	0.98		0.98		(0.03)		–

21.01	(G)	1,017,271	0.75		0.75		(0.08)		106
20.71	(G)	220,310	1.00		1.00		(0.34)		–

29

Hartford Small Company HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

30

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
1 Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
2 Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

31

Hartford Small Company HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32

Hartford Small Company HLS Fund
Shareholder Meeting Results (Unaudited)

The following proposals were addressed and approved at a Special Meeting of Shareholders held on February 12, 2010.

Proposal to approve amendments to the Investment Management Agreement between the Fund and HL Investment Advisors, the purpose of which were to combine the administrative services for the Fund with the management services for the Fund under a single agreement.

Fund	For	Against	Abstain
Hartford Small Company HLS Fund	43,635,267.383	2,410,785.739	917,306.337

Proposal to elect Lemma Senbet and John Walters, each currently a Director, as Directors of Hartford Series Fund Inc.

Lemma W. Senbet

Funds	For	Withheld
Hartford Series Fund, Inc.	5,079,578,022.902	241,839,974.106

John C. Walters

Funds	For	Withheld
Hartford Series Fund, Inc.	5,081,138,302.186	240,279,694.822

33

Hartford Small Company HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$965.40	$3.56	$1,000.00	$1,021.17	$3.66	0.73%	181	365
Class IB	$1,000.00	$964.33	$4.77	$1,000.00	$1,019.93	$4.91	0.98%	181	365

34

Hartford Small Company HLS Fund
Approval of Investment Management Agreement (Unaudited)

The Board approved the annual continuation of the Investment Management Agreement (the “Agreement”) between Hartford Series Fund, Inc. (“HSF”) and HL Investment Advisors, LLC (“HL Advisors”) with respect to the Fund at its meeting on August 4-5, 2009. The Board’s considerations in approving the renewal of the Agreement are disclosed in the December 31, 2009 Annual Report for HSF.

At the November 4-5, 2009 meeting, the Board considered and approved amendments to the Agreement to include administrative services, which had been provided pursuant to a separate agreement, and investment management services under one agreement. The Board, including all of the Independent Directors, approved the amendments to the Agreement with respect to the Fund.

In approving the amendments, in addition to the information presented at the August meeting in connection with the annual review of the Agreement and the additional information provided throughout the year, the Board also considered the fact that the amendments did not result in an overall increase in fees to shareholders. The Board took note of the fact that the management of HL Advisors believes that the proposal to combine the administrative services with the investment management services under a single agreement will produce streamlined fee disclosure, resulting in greater transparency and clarity in the Fund’s prospectuses and financial reports. The Board further noted management's belief that the change would result in consistency across all of the Hartford Funds in the complex in that the funds of HSF are the only funds in the complex (other than the R share classes of the Hartford retail funds) that are subject to a separate administrative services fee. Finally, the Board noted management's view that the proposed changes to the Agreement should also serve to simplify the Board's annual consideration of the investment management arrangements for the Fund in that the investment management and administrative fees would be presented as a single fee for fee comparison purposes, which should facilitate the Board's analysis.

The shareholders of the Fund approved the amendments at a Special Meeting of Shareholders held on February 12, 2010. The amendments were effective as of March 1, 2010.

35

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

“The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. The prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-SC10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford Stock HLS Fund

Hartford Stock HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford Stock HLS Fund inception 08/31/1977
(subadvised by Wellington Management Company, LLP)

Investment objective – Seeks long-term growth of capital.

Performance Overview(1) 6/30/00 - 6/30/10
Growth of $10,000 investment

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	5	10
	Month†	Year	Year	Year
Stock IA	-8.57%	15.44%	-0.35%	-2.14%
Stock IB	-8.68%	15.15%	-0.60%	-2.37%
S&P 500 Index	-6.64%	14.43%	-0.80%	-1.59%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

Portfolio Managers
Steven T. Irons, CFA	Peter I. Higgins, CFA
Senior Vice President, Partner	Senior Vice President, Partner

How did the Fund perform?

The Class IA shares of the Hartford Stock HLS Fund returned -8.57% for the six-month period ended June 30, 2010, underperforming its benchmark, the S&P 500 Index, which returned -6.64% for the same period. The Fund also underperformed the -7.67% return of the average fund in the Lipper Large Cap Core Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

After posting positive results early in the period, U.S. equities came under pressure during the later part of the period amid rising risk aversion and concerns that the global economy could slip back into recession. At the forefront of investors’ minds were sovereign debt and solvency troubles in the Eurozone, slowing economic growth in China and the U.S., and uncertainty about the sustainability of corporate earnings growth.

Overall equity market performance was negative for the period across all market capitalizations: large cap equities (-7%), mid cap equities (-1%), and small cap equities (-2%) all declined as represented by the S&P 500, S&P 400 MidCap, and Russell 2000 indices, respectively. During the six-month period all ten sectors fell within the S&P 500 Index, led by Materials (-13%), Energy (-12%), and Information Technology (-11%). Industrials (-1%), Consumer Discretionary (-2%) and Consumer Staples (-3%) declined the least on a relative basis.

The Fund’s underperformance versus the benchmark was driven by security selection, which was weakest in Information Technology, Health Care, and Financials. This was partially offset by stronger selection in Industrials and Utilities. Sector positioning, which is a result of bottom-up (i.e. stock by stock fundamental research) security selection, contributed positively to relative performance due to overweight (i.e. the Fund’s sector position was greater than the benchmark position) exposures to Industrials and Consumer Discretionary and underweight (i.e. the Fund’s sector position was less than the benchmark position) exposures to Materials and Energy.

Stocks that detracted the most from relative returns during the period were QUALCOMM (Information Technology), UCB (Health Care), and Invesco (Financials). Shares of Qualcomm, a wireless telecommunications products and services company, fell

2

during the period. It issued disappointing revenue and earnings guidance due to falling average selling prices for handsets associated with increased price competition. UCB, a biopharmaceutical company, was notified by the Food and Drug Administration that the patch version of its Parkinson's disease drug Neupro would not be approved for sale in the U.S. soon. With the company facing a delay in sales of roughly 2 years, shares fell. Investment management company Invesco disappointed the market with expense growth guidance that exceeded expectations, driving shares lower. Microsoft (Information Technology) and Google (Information Technology) also detracted from absolute returns.

Top contributors to relative (i.e. performance of the Fund as measured against the benchmark) performance during the period were Buck Holdings-Dollar General (Consumer Discretionary), Cummins (Industrials), and PNC Financial (Financials). Retailer Dollar General continues to execute strongly on comparable store sales, square footage growth, and margin improvement plans. Dollar General has also been increasingly successful in attracting more discretionary purchases through improved merchandising and revamped store format, helping drive the company’s share price higher. Shares of Cummins, a manufacturer of engine and power generation systems, moved higher after the company reported strong quarterly revenue and earnings and raised its revenue and earnings guidance for the 2010 fiscal year as end demand recovers. Pittsburgh-based PNC Financial Services strengthened its loan loss reserves and announced better-than-expected accretion from the acquisition of National City, both of which helped the stock price increase in the period. The Fund’s holdings in Boeing (Industrials) and Apple (Information Technology) also contributed positively to the Fund’s returns on an absolute basis.

What is the outlook?

The second quarter of 2010 saw a resurgence of risk aversion. During the quarter investors were forced to confront the impacts of negative news on several fronts: sovereign debt and solvency issues in Europe, concerns about a double-dip global recession and an open-ended oil spill in the Gulf of Mexico. Following on the heels of strong appreciation in risk assets, these events served to reintroduce fear into the investment lexicon.

In the midst of this uncertainty, we continue to focus our efforts on stock-by-stock fundamental research to construct a diversified large-cap core portfolio. We look for companies that exhibit the following qualities: industry leadership, strong balance sheets, solid management, high return on equity, accelerating earnings, and/or attractive valuation with a catalyst. At the end of the period, our bottom-up investment approach resulted in overweight exposures in Health Care, Information Technology, and Consumer Discretionary, as we found a number of attractive investment opportunities in these sectors. The Fund’s largest underweights relative to the S&P 500 Index were in Consumer Staples, Utilities, and Telecommunication Services.

Diversification by Industry
as of June 30, 2010
Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	2.3%
Banks (Financials)	3.3
Capital Goods (Industrials)	7.5
Consumer Durables & Apparel (Consumer Discretionary)	0.8
Diversified Financials (Financials)	10.4
Energy (Energy)	10.5
Food & Staples Retailing (Consumer Staples)	1.1
Food, Beverage & Tobacco (Consumer Staples)	5.6
Health Care Equipment & Services (Health Care)	4.3
Household & Personal Products (Consumer Staples)	0.3
Insurance (Financials)	3.0
Materials (Materials)	2.1
Media (Consumer Discretionary)	2.1
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	12.2
Retailing (Consumer Discretionary)	7.1
Semiconductors & Semiconductor Equipment (Information Technology)	1.3
Software & Services (Information Technology)	9.7
Technology Hardware & Equipment (Information Technology)	10.0
Telecommunication Services (Services)	0.8
Transportation (Industrials)	3.9
Utilities (Utilities)	1.3
Other Assets and Liabilities	0.4
Total	100.0%

3

Hartford Stock HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6%
	Automobiles & Components - 2.3%
1,488	Ford Motor Co. ●	$14,994
918	Harley-Davidson, Inc.	20,409
406	Johnson Controls, Inc.	10,909
		46,312
	Banks - 3.3%
294	PNC Financial Services Group, Inc.	16,609
4	Standard Chartered plc	105
1,908	Wells Fargo & Co.	48,855
		65,569
	Capital Goods - 7.5%
134	3M Co.	10,601
116	Cummins, Inc.	7,542
481	European Aeronautic Defence and Space Co.
	N.V.	9,819
1,505	General Electric Co.	21,708
714	Ingersoll-Rand plc	24,616
794	Masco Corp.	8,548
530	PACCAR, Inc.	21,143
235	Rockwell Collins, Inc.	12,486
102	Siemens AG ADR	9,123
1,356	Textron, Inc.	23,017
		148,603
	Consumer Durables & Apparel - 0.8%
321	Stanley Black & Decker, Inc.	16,227

	Diversified Financials - 10.4%
521	Ameriprise Financial, Inc.	18,809
3,168	Bank of America Corp.	45,520
1,432	Discover Financial Services, Inc.	20,024
196	Goldman Sachs Group, Inc.	25,703
1,042	Invesco Ltd.	17,534
1,018	JP Morgan Chase & Co.	37,261
107	Northern Trust Corp.	4,974
507	SEI Investments Co.	10,316
1,959	UBS AG ADR	25,904
		206,045
	Energy - 10.5%
421	Anadarko Petroleum Corp.	15,180
230	Chevron Corp.	15,594
711	ConocoPhillips Holding Co.	34,898
751	Exxon Mobil Corp.	42,843
339	Hess Corp.	17,070
436	National Oilwell Varco, Inc.	14,419
313	Occidental Petroleum Corp.	24,179
185	Southwestern Energy Co. ●	7,129
557	Suncor Energy, Inc.	16,412
131	Ultra Petroleum Corp. ●	5,814
836	Williams Cos., Inc.	15,288
		208,826
	Food & Staples Retailing - 1.1%
767	CVS/Caremark Corp.	22,491

	Food, Beverage & Tobacco - 5.6%
700	General Mills, Inc.	24,864
1,110	Kraft Foods, Inc.	31,083
914	PepsiCo, Inc.	55,727
		111,674
	Health Care Equipment & Services - 4.3%
1,711	Boston Scientific Corp. ●	9,921
27	Intuitive Surgical, Inc. ●	8,490
642	Medtronic, Inc.	23,282
327	St. Jude Medical, Inc. ●	11,801
684	UnitedHealth Group, Inc.	19,434
237	Zimmer Holdings, Inc. ●	12,821
		85,749
	Household & Personal Products - 0.3%
110	Energizer Holdings, Inc. ●	5,531

	Insurance - 3.0%
210	ACE Ltd.	10,832
551	Marsh & McLennan Cos., Inc.	12,418
503	Principal Financial Group, Inc.	11,786
1,639	Prudential plc	12,359
530	Unum Group	11,503
		58,898
	Materials - 2.1%
554	Dow Chemical Co.	13,139
616	Monsanto Co.	28,490
		41,629
	Media - 2.1%
2,363	Comcast Corp. Class A	41,040

	Pharmaceuticals, Biotechnology & Life Sciences - 12.2%
275	Amgen, Inc. ●	14,470
200	Celgene Corp. ●	10,144
1,041	Daiichi Sankyo Co., Ltd.	18,605
1,455	Elan Corp. plc ADR ●	6,547
450	Eli Lilly & Co.	15,062
90	Forest Laboratories, Inc. ●	2,480
160	Genzyme Corp. ●	8,128
282	Gilead Sciences, Inc. ●	9,650
123	Johnson & Johnson	7,235
987	Merck & Co., Inc.	34,526
2,387	Pfizer, Inc.	34,040
474	Qiagen N.V. ●	9,116
109	Roche Holding AG	15,053
964	Shionogi & Co., Ltd.	19,994
741	UCB S.A.	23,260
379	Vertex Pharmaceuticals, Inc. ●	12,481
		240,791
	Retailing - 7.1%
10,986	Buck Holdings L.P. ⌂●†	24,770
528	Home Depot, Inc.	14,810
266	Kohl's Corp. ●	12,616
1,564	Lowe's Co., Inc.	31,938
504	Nordstrom, Inc.	16,227
553	Staples, Inc.	10,540
608	Target Corp.	29,900
		140,801
	Semiconductors & Semiconductor Equipment - 1.3%
264	Broadcom Corp. Class A	8,717
1,003	Maxim Integrated Products, Inc.	16,785
		25,502
	Software & Services - 9.7%
592	Accenture plc	22,896
347	Adobe Systems, Inc. ●	9,171

The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6% - (continued)
	Software & Services - 9.7% - (continued)
518	Automatic Data Processing, Inc.	$20,867
983	eBay, Inc. ●	19,285
72	Google, Inc. ●	32,172
2,097	Microsoft Corp.	48,257
1,855	Western Union Co.	27,665
918	Yahoo!, Inc. ●	12,693
		193,006
	Technology Hardware & Equipment - 10.0%
217	Apple, Inc. ●	54,683
2,095	Cisco Systems, Inc. ●	44,636
944	Dell, Inc. ●	11,378
1,120	EMC Corp. ●	20,494
301	Hewlett-Packard Co.	13,006
1,421	Qualcomm, Inc.	46,666
150	Research In Motion Ltd. ●	7,374
		198,237
	Telecommunication Services - 0.8%
734	Vodafone Group plc ADR	15,170

	Transportation - 3.9%
1,823	Delta Air Lines, Inc. ●	21,423
159	FedEx Corp.	11,168
483	Kansas City Southern ●	17,568
452	United Parcel Service, Inc. Class B	25,726
		75,885
	Utilities - 1.3%
758	Companhia Energetica de Minas Gerais ADR	11,121
1,946	National Grid plc	14,205
		25,326
	Total common stocks
	(cost $2,048,941)	$1,973,312

WARRANTS - 0.0%
	Banks - 0.0%
459	Washington Mutual, Inc. Private Placement ⌂●†	$–

	Total warrants
	(cost $–)	$–

	Total long-term investments
	(cost $2,048,941)	$1,973,312

Total investments
(cost $2,048,941) ▲	99.6%	$1,973,312
Other assets and liabilities	0.4%	7,020
Total net assets	100.0%	$1,980,332

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.9% of total net assets at June 30, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $2,135,347 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$117,292
Unrealized Depreciation	(279,327)
Net Unrealized Depreciation	$(162,035)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at June 30, 2010, was $24,770, which represents 1.25% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
06/2007	10,986	Buck Holdings L.P.	$9,392
04/2008	459	Washington Mutual, Inc. Private Placement Warrants	–

The aggregate value of these securities at June 30, 2010 was $24,770 which represents 1.25% of total net assets.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

5

Hartford Stock HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$1,973,312	$1,835,142	$113,400	$24,770
Warrants	–	–	–	–
Total	$1,973,312	$1,835,142	$113,400	$24,770

♦	For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance
	December	Gain	Appreciation		Net			Into	Out of	as of June
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	30, 2010
Assets:
Common Stock	$22,973	$(28,997)	$34,277	*	$—	$—	$(3,483)	$—	$—	$24,770
Warrants	—	—	—		—	—	—	—	—	—
Total	$22,973	$(28,997)	$34,277		$—	$—	$(3,483)	$—	$—	$24,770

*	Change in unrealized gains or losses in the current period relating to assets still held at June 30, 2010 was $2,638.

The accompanying notes are an integral part of these financial statements.

6

Hartford Stock HLS Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $2,048,941)	$1,973,312
Receivables:
Investment securities sold	28,954
Fund shares sold	17
Dividends and interest	1,561
Total assets	2,003,844
Liabilities:
Bank overdraft — U.S. Dollars	5,324
Payables:
Investment securities purchased	16,666
Fund shares redeemed	1,059
Investment management fees	215
Distribution fees	15
Accrued expenses	233
Total liabilities	23,512
Net assets	$1,980,332
Summary of Net Assets:
Capital stock and paid-in-capital	$3,226,257
Accumulated undistributed net investment income	13,752
Accumulated net realized loss on investments and foreign currency transactions	(1,184,048)
Unrealized depreciation of investments and the translations of assets and liabilities denominated in foreign currency	(75,629)
Net assets	$1,980,332
Shares authorized	4,000,000
Par value	$0.001
Class IA: Net asset value per share	$33.01
Shares outstanding	51,990
Net assets	$1,716,165
Class IB: Net asset value per share	$32.93
Shares outstanding	8,021
Net assets	$264,167

The accompanying notes are an integral part of these financial statements.

7

Hartford Stock HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$18,570
Interest	18
Less: Foreign tax withheld	(331)
Total investment income, net	18,257

Expenses:
Investment management fees	4,612
Administrative service fees	753
Distribution fees - Class IB	387
Custodian fees	14
Accounting services fees	114
Board of Directors' fees	28
Audit fees	24
Other expenses	276
Total expenses (before fees paid indirectly)	6,208
Commission recapture	(54)
Total fees paid indirectly	(54)
Total expenses, net	6,154
Net investment income	12,103

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	99,592
Net realized loss on forward foreign currency contracts	(195)
Net realized gain on other foreign currency transactions	174
Net Realized Gain on Investments and Foreign Currency Transactions	99,571

Net Changes in Unrealized Depreciation of Investments:
Net unrealized depreciation of investments	(294,245)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	—
Net Changes in Unrealized Depreciation of Investments	(294,245)
Net Loss on Investments and Foreign Currency Transactions	(194,674)
Net Decrease in Net Assets Resulting from Operations	$(182,571)

The accompanying notes are an integral part of these financial statements.

8

Hartford Stock HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income	$12,103	$30,215
Net realized gain (loss) on investments and foreign currency transactions	99,571	(522,867)
Net unrealized appreciation (depreciation) of investments	(294,245)	1,245,784
Payment from affiliate	—	90
Net increase (decrease) in net assets resulting from operations	(182,571)	753,222
Distributions to Shareholders:
From net investment income
Class IA	—	(27,974)
Class IB	—	(3,748)
Total distributions	—	(31,722)
Capital Share Transactions:
Class IA
Sold	21,742	48,050
Issued on reinvestment of distributions	—	27,974
Redeemed	(202,744)	(454,561)
Total capital share transactions	(181,002)	(378,537)
Class IB
Sold	8,829	16,986
Issued on reinvestment of distributions	—	3,748
Redeemed	(48,426)	(78,853)
Total capital share transactions	(39,597)	(58,119)
Net decrease from capital share transactions	(220,599)	(436,656)
Net increase (decrease) in net assets	(403,170)	284,844
Net Assets:
Beginning of period	2,383,502	2,098,658
End of period	$1,980,332	$2,383,502
Accumulated undistributed (distribution in excess of) net investment income	$13,752	$1,649
Shares:
Class IA
Sold	587	1,658
Issued on reinvestment of distributions	—	796
Redeemed	(5,524)	(15,542)
Total share activity	(4,937)	(13,088)
Class IB
Sold	237	585
Issued on reinvestment of distributions	—	107
Redeemed	(1,319)	(2,726)
Total share activity	(1,082)	(2,034)

The accompanying notes are an integral part of these financial statements.

9

Hartford Stock HLS Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Stock HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-nine portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no

10

assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Foreign-denominated assets, including investment securities, and liabilities are translated from the local currency into U.S. dollars using exchange rates obtained from an independent third party as of the Fund’s Valuation Time.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Forward foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Forward foreign currency contracts are valued using foreign currency exchange rates and forward rates on the Valuation Date from an independent pricing service.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

11

Hartford Stock HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Foreign Currency – based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
 Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

12

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level are shown as if they occurred at the beginning of the period.

Refer to the Investment Valuation Hierarchy Levels Summary and the Level 3 roll forward reconciliation found following the Schedules of Investments.

c)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

d)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Wellington Management Company, LLP (“Wellington Management”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

e)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund had no outstanding repurchase agreements as of June 30, 2010.

f)
Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Forward foreign currency contracts may be used to hedge against adverse fluctuations in exchange rates between currencies.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding forward foreign currency contracts as of June 30, 2010.

g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the

13

Hartford Stock HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

h)
Illiquid and Restricted Securities – The Fund is permitted to invest up to 15% of its net assets in illiquid securities. “Illiquid Securities” are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid securities or other investments when its sub-adviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the unavailability of reliable market quotations for such securities or investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted securities as of June 30, 2010.

i)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

j)	Additional Derivative Instrument(s) Information

The volume of derivative activity was minimal during the six-month period ended June 30, 2010.

Realized Gain/Loss on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$—	$(195)	$—	$(195)
Total	$—	$—	$—	$(195)	$—	$(195)

k)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14

3.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$31,722	$78,096
Long-Term Capital Gains*	—	6,404

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC code Sec. 852(b)(3)(C).

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$1,649
Accumulated Capital and Other Losses*	(1,197,213)
Unrealized Appreciation†	132,210
Total Accumulated Deficit	$(1,063,354)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†
The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

15

Hartford Stock HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$(338)
Accumulated Net Realized Gain (Loss) on Investments	340
Paid-in-Capital	(2)

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2016	$431,980
2017	738,282
Total	$1,170,262

As of December 31, 2009, the Fund elected to defer the following post October losses.
Amount
Long-Term Capital Gain	$26,951

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

4.	Expenses:

a)
Investment Management Agreements – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Wellington Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

b)
Administrative Services Agreement – For the two-month period January 1, 2010 through February 28, 2010, under the Administrative Services Agreement between HLIC and the Company, on behalf of the Fund, HLIC provided administrative services to the Fund and received monthly compensation at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund assumed and paid certain other expenses (including, but not limited to, accounting, custodian, state taxes and Directors’ fees). Effective March 1, 2010, the Investment Management Agreement was amended to include the administrative services for the Fund and the separate administrative services agreement was terminated.

16

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services and to HLIC for administrative services rendered from January 1, 2010 through February 28, 2010, and the rates of compensation paid to the HL Advisors for the combined services from March 1, 2010 through June 30, 2010; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.5250%
On next $250 million	0.5000%
On next $500 million	0.4750%
On next $4 billion	0.4500%
On next $5 billion	0.4475%
Over $10 billion	0.4450%

c)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

e)
Fees Paid Indirectly – The Company, on behalf of the Fund has entered into agreements with State Street Global Advisers, LLC and Russell Implementation Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, these amounts are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.51%	0.50%	0.48%	0.48%	0.47%	0.48%
Class IB	0.76	0.75	0.73	0.73	0.72	0.73

f)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the

17

Hartford Stock HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

g)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $5. These fees are accrued daily and paid monthly.

h)
Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provides that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009, as follows:

Amount
Reimbursement	$90

On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of The Hartford’s variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford settled this matter without admitting or denying the findings of the SEC.

The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and it is offered directly to certain qualified retirement plans (collectively “Products”). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, Inc. (“Hartford Life”) (the issuers of such variable annuity products), the Fund’s ability to restrict transfers by certain owners of older variable annuity products was limited. During 2006, these annuity owners surrendered the older variable annuity contracts that were the subject of prior litigation. In February 2005, Hartford Life agreed with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contracts owners.

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payments from Affiliate	41.53	41.18

	For the Year Ended December 31, 2006
	Class IA	Class IB
Impact from Payment from Affiliate for SEC Settlement	0.11%	0.12%
Impact from Payment from Affiliate for Unrestricted Transfers	0.01	0.01
Total Return Excluding Payments from Affiliate	14.53	14.24

18

5.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$900,864
Sales Proceeds Excluding U.S. Government Obligations	1,084,227

6.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

7.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

19

Hartford Stock HLS Fund
Financial Highlights
- Selected Per-Share Date (A) -

	Net Asset			Net Realized
	Value at		Payments	and Unrealized	Total from	Dividends from	Distributions			Net Increase	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	(Decrease) in	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Net Asset Value	of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$36.10	$0.21	$–	$(3.30)	$(3.09)	$–	$–	$–	$–	$(3.09)	$33.01
IB	36.06	0.17	–	(3.30)	(3.13)	–	–	–	–	(3.13)	32.93

For the Year Ended December 31, 2009
IA	25.86	0.48	–	10.25	10.73	(0.49)	–	–	(0.49)	10.24	36.10
IB	25.84	0.39	–	10.24	10.63	(0.41)	–	–	(0.41)	10.22	36.06

For the Year Ended December 31, 2008
IA	47.11	0.59	–	(20.79)	(20.20)	(0.81)	(0.24)	–	(1.05)	(21.25)	25.86
IB	47.00	0.50	–	(20.72)	(20.22)	(0.70)	(0.24)	–	(0.94)	(21.16)	25.84

For the Year Ended December 31, 2007
IA	52.57	0.60	–	2.43	3.03	(0.57)	(7.92)	–	(8.49)	(5.46)	47.11
IB	52.45	0.45	–	2.44	2.89	(0.42)	(7.92)	–	(8.34)	(5.45)	47.00

For the Year Ended December 31, 2006
IA	49.21	0.72	0.06	6.41	7.19	(0.71)	(3.12)	–	(3.83)	3.36	52.57
IB	49.10	0.56	0.06	6.42	7.04	(0.57)	(3.12)	–	(3.69)	3.35	52.45

For the Year Ended December 31, 2005
IA	45.72	0.66	–	3.72	4.38	(0.89)	–	–	(0.89)	3.49	49.21
IB	45.59	0.51	–	3.74	4.25	(0.74)	–	–	(0.74)	3.51	49.10
(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

20

- Ratios and Supplemental Data -

			Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio Turnover
Total Return(B)		Net Assets at End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Rate(D)

(8.57	)%(E)	$1,716,165	0.51	%(F)	0.51	%(F)	1.09	%(F)	40%
(8.68	) (E)	264,167	0.76	(F)	0.76	(F)	0.84	(F)	–

41.54	(G)	2,055,227	0.51		0.51		1.43		84
41.18	(G)	328,275	0.76		0.76		1.19		–

(43.13)		1,810,864	0.49		0.49		1.38		89
(43.27)		287,794	0.74		0.74		1.13		–

5.90		3,909,045	0.49		0.49		1.01		96
5.64		652,838	0.74		0.74		0.76		–

14.65	(G)	4,498,001	0.49		0.49		1.27		97
14.37	(G)	758,802	0.74		0.74		1.02		–

9.62		4,787,612	0.50		0.50		1.21		91
9.35		770,163	0.75		0.75		0.96		–

21

Hartford Stock HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

22

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
1 Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
2 Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

23

Hartford Stock HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

Hartford Stock HLS Fund
Shareholder Meeting Results (Unaudited)

The following proposals were addressed and approved at a Special Meeting of Shareholders held on February 12, 2010.

Proposal to approve amendments to the Investment Management Agreement between the Fund and HL Investment Advisors, the purpose of which were to combine the administrative services for the Fund with the management services for the Fund under a single agreement.

Fund	For	Against	Abstain
Hartford Stock HLS Fund	60,519,397.033	1,806,292.768	1,759,778.568

Proposal to elect Lemma Senbet and John Walters, each currently a Director, as Directors of Hartford Series Fund Inc.

Lemma W. Senbet

Funds	For	Withheld
Hartford Series Fund, Inc.	5,079,578,022.902	241,839,974.106

John C. Walters

Funds	For	Withheld
Hartford Series Fund, Inc.	5,081,138,302.186	240,279,694.822

25

Hartford Stock HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$914.32	$2.42	$1,000.00	$1,022.27	$2.56	0.51%	181	365
Class IB	$1,000.00	$913.19	$3.61	$1,000.00	$1,021.03	$3.81	0.76%	181	365

26

Hartford Stock HLS Fund
Approval of Investment Management Agreement (Unaudited)

The Board approved the annual continuation of the Investment Management Agreement (the “Agreement”) between Hartford Series Fund, Inc. (“HSF”) and HL Investment Advisors, LLC (“HL Advisors”) with respect to the Fund at its meeting on August 4-5, 2009. The Board’s considerations in approving the renewal of the Agreement are disclosed in the December 31, 2009 Annual Report for HSF.

At the November 4-5, 2009 meeting, the Board considered and approved amendments to the Agreement to include administrative services, which had been provided pursuant to a separate agreement, and investment management services under one agreement. The Board, including all of the Independent Directors, approved the amendments to the Agreement with respect to the Fund.

In approving the amendments, in addition to the information presented at the August meeting in connection with the annual review of the Agreement and the additional information provided throughout the year, the Board also considered the fact that the amendments did not result in an overall increase in fees to shareholders. The Board took note of the fact that the management of HL Advisors believes that the proposal to combine the administrative services with the investment management services under a single agreement will produce streamlined fee disclosure, resulting in greater transparency and clarity in the Fund’s prospectuses and financial reports. The Board further noted management's belief that the change would result in consistency across all of the Hartford Funds in the complex in that the funds of HSF are the only funds in the complex (other than the R share classes of the Hartford retail funds) that are subject to a separate administrative services fee. Finally, the Board noted management's view that the proposed changes to the Agreement should also serve to simplify the Board's annual consideration of the investment management arrangements for the Fund in that the investment management and administrative fees would be presented as a single fee for fee comparison purposes, which should facilitate the Board's analysis.

The shareholders of the Fund approved the amendments at a Special Meeting of Shareholders held on February 12, 2010. The amendments were effective as of March 1, 2010.

27

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

“The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. The prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-S10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford Total Return Bond HLS Fund

Hartford Total Return Bond HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford Total Return Bond HLS Fund inception 08/31/1977
(subadvised by Hartford Investment Management Company)

Investment objective – Seeks a competitive total return, with income as a secondary objective.

Performance Overview(1) 6/30/00 - 6/30/10
Growth of $10,000 investment

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	5	10
	Month†	Year	Year	Year
Total Return Bond IA	5.61%	13.48%	4.23%	6.16%
Total Return Bond IB	5.48%	13.20%	3.97%	5.91%
Barclays Capital U.S. Aggregate Bond Index	5.33%	9.50%	5.54%	6.47%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

Portfolio Managers
Nasri Toutoungi	Joseph Portera	Christopher J. Zeppieri, CFA
Managing Director	Executive Vice President	Vice President

How did the Fund perform?

The Class IA Shares of the Hartford Total Return Bond HLS Fund returned 5.61% for the six-month period ended June 30, 2010, outperforming its benchmark, the Barclays Capital U.S. Aggregate Bond Index, which returned 5.33%, and the Lipper Intermediate Investment Grade Debt VP-UF Funds category, a group of funds with investment strategies similar to those of the Fund, which returned 5.21%.

Why did the Fund perform this way?

2010 began with the financial system and the economy on firmer footing and with what we feel was an appropriate amount of premium attached to riskier spread sectors. Although the spread above Treasuries for risk assets remained above historical norms, it had returned to more normal levels. Beginning in May, the economy and markets once again faced significant stress. Although the Fund remained overweight (i.e. the Fund’s sector position was greater than the benchmark position) in spread sectors, the Fund was repositioned throughout the period to withstand volatility. Sector rotation and security selection were the primary drivers of Fund performance in the first half of 2010.

We recognized the potential for additional market volatility early in the first quarter, and we began reducing the Fund’s overweight to credit sectors (Investment Grade Credit, High Yield Bonds and Bank Loans). Initially, the Fund reduced its allocation to the Investment Grade Corporate sector.

The Fund remained underweight (i.e. the Fund’s sector position was less than the benchmark position) Agency Mortgage Pass Throughs throughout the six-month period. The Federal Reserve was scheduled to end its $1.25 trillion purchase program in March. Demand in this sector was driven by this program and compressed the spread over Treasuries past even historical norms; we had expected this spread to widen again at the program’s conclusion. Unfortunately, we were not the only market participant with these expectations. Many asset managers found themselves underweight, and this lingering demand amidst a slow pace of mortgage originations kept spreads tight through the period. This

2

underweight allocation marginally detracted from Fund performance.

Commercial Mortgage Backed Securities (CMBS) remained an overweight throughout the period. Despite a less than optimistic outlook for commercial real estate, CMBS valuations, particularly senior structures, remained attractive. We continue to hold this opinion, however, the overweight in the sector detracted from Fund performance as broad market spreads widened in the second quarter.

On a historical basis, High Yield Bonds remained cheap at the beginning of the year both unto themselves as well as relative to other sectors. The Fund maintained an out of benchmark allocation to High Yield Bonds throughout the period. This allocation, as well as an out of benchmark allocation to Bank Loans detracted from overall performance as volatility re-entered the market later in the period.

Exposure to U.S. Treasuries steadily increased over the six-month period as we re-allocated from the previously mentioned spread sectors to reduce risk. The Fund’s duration (i.e. sensitivity to changes in interest rates) stayed fairly close to neutral versus the benchmark for most of the period. Smaller tactical yield curve and duration positions were actively employed but did not contribute significantly to performance.

What is the outlook?

We believe the economy will continue to face headwinds in the third quarter. We expect financial reform will likely marginally reduce the availability of credit and the profitability of banks. The prospect of tax increases can only further impair personal consumption, and weak employment may be the norm for an extended period. Meanwhile, broader global growth appears susceptible to a slowdown. Sovereign debt of developed countries could put additional downward pressure on growth and create more risk within the banks, particularly in Europe.

Given the rally in yields over the last couple of months, the U.S. yield curve is already pricing in most of these risks. We will continue to look to position duration and curve exposure tactically over the next quarter. Although we believe the yield curve will eventually flatten further, the necessary catalysts may not materialize immediately.

In the Credit sector, we expect spreads to trade near current levels through the next quarter and the potential for spread movement is skewed towards wider spreads. We reduced exposure to Investment Grade and High Yield Credit through the first half of 2010, but will likely keep allocations more stable and trade opportunistically in the third quarter. We remain optimistic on structured products, particularly CMBS, as current pricing is fundamentally cheap and technicals remain constructive. We also remain underweight the MBS sector as spreads remain well outside historical norms.

Diversification by Industry
as of June 30, 2010
Percentage of
Industry	Net Assets
Fixed Income Securities
Accommodation and Food Services	0.3%
Administrative Waste Management and Remediation	0.2
Arts, Entertainment and Recreation	1.5
Beverage and Tobacco Product Manufacturing	0.5
Chemical Manufacturing	1.0
Computer and Electronic Product Manufacturing	0.1
Construction	0.4
Electrical Equipment, Appliance Manufacturing	0.2
Finance and Insurance	18.6
Food Manufacturing	1.1
Food Services	0.0
Foreign Governments	0.7
General Obligations	0.1
Health Care and Social Assistance	1.2
Information	3.9
Machinery Manufacturing	0.2
Management of Companies and Enterprises	0.1
Mining	2.0
Miscellaneous Manufacturing	0.5
Paper Manufacturing	0.1
Petroleum and Coal Products Manufacturing	2.5
Pipeline Transportation	0.6
Primary Metal Manufacturing	0.5
Professional, Scientific and Technical Services	0.3
Rail Transportation	0.2
Real Estate and Rental and Leasing	0.5
Retail Trade	0.6
Tax Allocation	0.0
U.S. Government Agencies	27.4
U.S. Government Securities	24.3
Utilities	2.2
Utilities - Electric	0.2
Utilities - Water and Sewer	0.2
Wholesale Trade	0.1
Other Securities
Banks	0.0
Finance	0.0
Long Call Foreign Currency Option Contract	0.0
Long Put Foreign Currency Option Contract	0.1
Long Put Interest Rate Option Contract	0.0
Telecommunication Services	0.0
Short-Term Investments	9.5
Other Assets and Liabilities	(1.9)
Total	100.0%

3

Diversification by Security Type
as of June 30, 2010
Percentage of
Category	Net Assets
Asset & Commercial Mortgage Backed Securities	9.4%
Call Options Purchased	0.0
Common Stocks	0.0
Corporate Bonds: Investment Grade	23.0
Corporate Bonds: Non-Investment Grade	7.5
Municipal Bonds	0.5
Preferred Stocks	0.0
Put Options Purchased	0.1
Senior Floating Rate Interests: Non-Investment Grade	0.2
U.S. Government Agencies	27.4
U.S. Government Securities	24.3
Short-Term Investments	9.5
Other Assets and Liabilities	(1.9)
Total	100.0%

Distribution by Credit Quality
as of June 30, 2010

Percentage of
Credit Rating *	Net Assets
Aaa / AAA	5.8
Aa / AA	3.0
A	8.3
Baa / BBB	14.8
Ba / BB	3.0
B	3.5
Caa / CCC or Lower	2.1
Unrated	0.1
U.S. Government Securities	54.8
Cash	6.4
Other Assets and Liabilities	(1.8)
Total	100.0%

*
Does not apply to the fund itself. Based upon Moody’s and S&P long- term credit ratings for the fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short- term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes cash- like instruments and other short-term instruments.

4

Hartford Total Return Bond HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 9.4%
	Finance and Insurance - 9.4%
	Ally Automotive Receivables Trust
$1,900	3.00%, 10/15/2015 ■	$1,967
4,600	3.29%, 03/15/2015 ■	4,546
	Bank of America Automotive Trust
6,700	3.03%, 10/15/2016 ■	6,946
	Bayview Commercial Asset Trust
43,040	2.83%, 07/25/2037 ■►	3,874
	Bear Stearns Commercial Mortgage
	Securities, Inc.
52,753	4.07%, 07/11/2042 ⌂►	807
44,382	4.12%, 11/11/2041 ⌂►	589
14,400	4.83%, 11/11/2041	15,034
11,820	5.81%, 06/12/2043	12,265
	CBA Commercial Small Balance
	Commercial Mortgage
31,873	3.96%, 07/25/2035 ⌂†Δ	1,574
58,503	5.70%, 06/25/2038 ⌂†Δ	4,525
	Chase Issuance Trust
6,920	5.12%, 10/15/2014	7,517
	Citibank Credit Card Issuance Trust
7,770	5.70%, 05/15/2013	7,992
	Citigroup Commercial Mortgage Trust
5,305	5.48%, 10/15/2016	3,485
13,735	5.89%, 12/10/2049 Δ	12,614
9,650	6.30%, 12/10/2049 Δ	6,882
	Citigroup/Deutsche Bank Commercial
	Mortgage Trust
8,922	5.55%, 01/15/2046 Δ	9,087
	Commercial Mortgage Pass-Through
	Certificates
8,760	4.72%, 03/10/2039	9,073
10,390	6.01%, 12/10/2049 Δ	10,739
	Countrywide Asset-Backed Certificates
1,549	5.46%, 07/25/2035	865
	Countrywide Home Loans, Inc.
30,343	6.00%, 10/25/2037 ⌂	26,967
	Credit Suisse Mortgage Capital Certificates
12,475	5.31%, 12/15/2039	12,344
6,040	5.34%, 12/15/2039	4,773
	Credit-Based Asset Servicing and
	Securitization
2,734	0.62%, 05/25/2036 ■Δ	1,586
	Crest Clarendon Street
6,235	1.02%, 12/28/2017 ■Δ	5,829
	GE Business Loan Trust
130,820	0.44%, 05/15/2034 ⌂Δ	196
8,029	1.35%, 05/15/2034 ■Δ	2,409
	GE Capital Credit Card Master Note Trust
17,050	2.21%, 06/15/2013	17,097
6,220	3.69%, 07/15/2015	6,464
	Goldman Sachs Mortgage Securities Corp. II
8,570	5.56%, 11/10/2039	8,696
	Greenwich Capital Commercial Funding
	Corp.
16,530	4.80%, 08/10/2042	17,167
10,395	5.44%, 03/10/2039 Δ	10,414
14,948	6.09%, 07/10/2038 Δ	15,624
	JP Morgan Automotive Receivable Trust
1,675	12.85%, 03/15/2012 ⌂†	428
	JP Morgan Chase Commercial Mortgage
	Securities Corp.
4,889	4.72%, 01/15/2038	5,062
466,875	4.82%, 08/12/2037 ►	852
11,871	5.04%, 03/15/2046 Δ	12,528
9,970	5.34%, 05/15/2047	9,854
13,990	5.36%, 12/15/2044 Δ	14,881
4,530	5.40%, 05/15/2045	4,769
392,489	5.42%, 05/12/2045 ►	5,406
11,920	5.43%, 12/12/2043	12,273
5,900	5.46%, 12/12/2043	4,993
19,515	5.48%, 04/15/2043 - 12/15/2044 Δ	19,956
3,925	5.86%, 06/12/2043 Δ	3,312
5,857	5.94%, 02/12/2049 Δ	4,724
	Lehman Brothers Small Balance
	Commercial
4,276	5.52%, 09/25/2030 ■	3,073
2,178	5.62%, 09/25/2036 ■	1,947
	Marlin Leasing Receivables LLC
159	5.33%, 09/16/2013 ■	159
	Merrill Lynch Mortgage Trust
42,648	3.96%, 10/12/2041 ⌂►	537
3,700	5.83%, 06/12/2050 Δ	3,787
4,249	6.02%, 06/12/2050 Δ	3,586
	Merrill Lynch/Countrywide Commercial
	Mortgage Trust
7,300	5.20%, 12/12/2049	6,054
3,430	5.24%, 12/12/2049	2,182
8,970	5.38%, 08/12/2048	8,267
6,435	5.49%, 03/12/2051 Δ	6,157
8,065	5.81%, 06/12/2050 Δ	7,887
	Morgan Stanley Capital I
9,840	4.70%, 07/15/2056	10,274
3,690	5.33%, 12/15/2043	3,777
	Morgan Stanley Dean Witter Capital I
15,286	0.00%, 08/25/2032 ⌂►†	–
	Morgan Stanley Reremic Trust
6,400	6.00%, 08/12/2045 ■Δ	5,414
	Nationstar Home Equity Loan Trust
211	0.00%, 03/25/2037 ⌂●Δ	–
	North Street Referenced Linked Notes
3,900	1.39%, 04/28/2011 ■Δ	3,391
	Popular ABS Mortgage Pass-Through Trust
3,305	4.75%, 12/25/2034	3,244
2,573	5.42%, 04/25/2035	1,819
	Renaissance Home Equity Loan Trust
3,566	5.36%, 05/25/2035	1,573
2,860	5.58%, 11/25/2036 Δ	2,221
	Residential Funding Mortgage Securities,
	Inc.
2,581	6.00%, 07/25/2037 ⌂	2,202
	Sovereign Commercial Mortgage Securities
12,665	5.84%, 07/22/2030 ■Δ	13,114
	Swift Master Automotive Receivables Trust
7,010	1.00%, 10/15/2012 Δ	6,992

The accompanying notes are an integral part of these financial statements.

5

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
9.4% - (continued)
	Finance and Insurance - 9.4% - (continued)
	Wachovia Bank Commercial Mortgage Trust
$4,960	5.34%, 11/15/2048	$4,221
820	5.37%, 11/15/2048	598
	Wamu Commercial Mortgage Securities
	Trust
19,570	6.31%, 03/23/2045 ■ΔΨ	7,187
	Wells Fargo Alternative Loan Trust
11,391	6.25%, 11/25/2037 ⌂	8,630
		467,278

	Total asset & commercial mortgage backed
	securities
	(cost $459,849)	$467,278

CORPORATE BONDS: INVESTMENT GRADE - 23.0%
	Administrative Waste Management and Remediation -
	0.2%
	Brambles USA, Inc.
$5,478	3.95%, 04/01/2015 ■	$5,563
	Browning-Ferris Industries, Inc.
2,118	7.40%, 09/15/2035	2,527
		8,090
	Arts, Entertainment and Recreation - 1.0%
	Comcast Corp.
100	10.63%, 07/15/2012	117
	DirecTV Holdings LLC
5,615	7.63%, 05/15/2016	6,099
	Grupo Televisa S.A.
9,548	6.63%, 01/15/2040	9,948
	NBC Universal, Inc.
8,410	3.65%, 04/30/2015 ■	8,600
8,750	5.15%, 04/30/2020 ■	9,126
7,280	6.40%, 04/30/2040 ■	7,777
	Time Warner Entertainment Co., L.P.
8,175	8.38%, 07/15/2033	10,147
		51,814
	Beverage and Tobacco Product Manufacturing - 0.5%
	Altria Group, Inc.
7,418	10.20%, 02/06/2039	9,950
	Anheuser-Busch Cos., Inc.
1,281	8.20%, 01/15/2039 ■	1,685
	Anheuser-Busch InBev N.V.
8,890	7.75%, 01/15/2019 ■	10,791
		22,426
	Chemical Manufacturing - 0.8%
	Dow Chemical Co.
13,580	8.55%, 05/15/2019	16,624
	Incitec Pivot Finance LLC
16,285	6.00%, 12/10/2019 ■	16,681
	Yara International ASA
6,770	7.88%, 06/11/2019 ■	8,102
		41,407
	Construction - 0.3%
	CRH America, Inc.
3,590	5.30%, 10/15/2013	3,859
7,075	8.13%, 07/15/2018	8,532
		12,391
	Electrical Equipment, Appliance Manufacturing - 0.2%
	General Electric Co.
10,740	5.00%, 02/01/2013	11,517

	Finance and Insurance - 7.7%
	American Express Co.
8,385	5.50%, 04/16/2013	9,060
8,587	5.55%, 10/17/2012	9,231
	Americo Life, Inc.
75	7.88%, 05/01/2013 ⌂	74
	Amvescap plc
2,939	5.38%, 02/27/2013	3,066
	Army Hawaii Family Housing Trust
	Certificates
5,370	5.52%, 06/15/2050 ■	4,761
	BAE Systems Holdings, Inc.
10,204	5.20%, 08/15/2015 ■	10,943
	Bank of America Corp.
15,790	5.63%, 07/01/2020	15,916
6,560	7.38%, 05/15/2014	7,352
	Bank of New York Institutional Capital
	Trust
200	7.78%, 12/01/2026 ■	200
	Barclays Bank plc
6,050	5.00%, 09/22/2016	6,206
	BB&T Corp.
7,290	3.95%, 04/29/2016	7,480
	CDP Financial, Inc.
10,860	3.00%, 11/25/2014 ■	10,960
8,915	4.40%, 11/25/2019 ■	9,154
	Citigroup, Inc.
10,185	2.13%, 04/30/2012	10,435
8,887	6.38%, 08/12/2014	9,439
3,747	8.13%, 07/15/2039	4,470
4,839	8.50%, 05/22/2019	5,769
	Comerica Capital Trust II
5,858	6.58%, 02/20/2037 Δ	4,921
	Corpoacion Andina De Fomento
530	8.13%, 06/04/2019	651
	First Union Capital I
2,584	7.94%, 01/15/2027	2,620
	General Electric Capital Corp.
8,785	5.63%, 05/01/2018	9,336
	Guardian Life Insurance Co.
6,291	7.38%, 09/30/2039 ■	6,960
	HSBC Holdings plc
7,790	3.50%, 06/28/2015 ■	7,865
	Jefferies Group, Inc.
7,713	8.50%, 07/15/2019	8,664
	JP Morgan Chase & Co.
6,375	6.00%, 01/15/2018	7,039
	JP Morgan Chase Capital II
3,880	0.84%, 02/01/2027 Δ	2,915
	JP Morgan Chase Capital XXV
4,288	6.80%, 10/01/2037	4,238
	Lloyds Banking Group plc
15,635	4.38%, 01/12/2015 ■	15,064
	Massachusetts Mutual Life Insurance Co.
4,148	8.88%, 06/01/2039 ■	5,519

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 23.0% - (continued)
	Finance and Insurance - 7.7% - (continued)
	MBNA America Bank N.A.
$7,200	7.13%, 11/15/2012	$7,840
	Mellon Capital IV
7,801	6.24%, 06/20/2012 ♠Δ	6,572
	Merrill Lynch & Co., Inc.
16,355	6.05%, 05/16/2016	16,900
	Metropolitan Life Global Funding I
6,515	0.79%, 03/15/2012 ■Δ	6,436
3,400	5.13%, 06/10/2014 ■	3,693
	Morgan Stanley
10,070	5.38%, 10/15/2015	10,200
	Nationwide Mutual Insurance Co.
6,425	9.38%, 08/15/2039 ■	7,531
	New York Life Global Funding
12,295	3.00%, 05/04/2015 ■	12,391
	New York Life Insurance Co.
9,046	6.75%, 11/15/2039 ■	10,567
	Northgroup Preferred Capital Corp.
11,208	6.38%, 10/15/2017 ■♠Δ	10,052
	Ohio National Financial Services, Inc.
6,672	6.38%, 04/30/2020 ■	7,022
	PNC Preferred Funding Trust II
16,900	6.11%, 03/15/2012 ■♠Δ	12,396
	Prudential Holdings LLC
200	7.25%, 12/18/2023 ■	224
	Rabobank Netherlands
3,993	11.00%, 06/30/2019 ■♠	4,932
	Santander U.S. Debt S.A.
10,500	3.72%, 01/20/2015 ■	10,087
	Teachers Insurance & Annuity Association
6,248	6.85%, 12/16/2039 ■	7,277
	Temasek Financial I Ltd.
8,850	4.30%, 10/25/2019 ■	9,191
7,456	5.38%, 11/23/2039 ■	7,987
	Wells Fargo & Co.
3,140	3.63%, 04/15/2015	3,208
	Wells Fargo Bank NA
8,015	0.65%, 05/16/2016 Δ	7,359
12,775	4.75%, 02/09/2015	13,371
	ZFS Finance USA Trust I
3,193	6.50%, 05/09/2037 ■Δ	2,858
		378,402
	Food Manufacturing - 1.0%
	Kraft Foods, Inc.
24,340	4.13%, 02/09/2016	25,690
14,190	5.38%, 02/10/2020	15,206
	Wrigley Jr., William Co.
10,070	3.70%, 06/30/2014 ■	10,185
		51,081
	Foreign Governments - 0.3%
	Banco Nacional De Desenvolvimento
4,800	5.50%, 07/12/2020 ■	4,812
	Brazil (Republic of)
2,966	8.00%, 01/15/2018	3,441
	South Africa (Republic of)
4,295	5.88%, 05/30/2022	4,542
		12,795
	Health Care and Social Assistance - 0.8%
	Covidien International Finance S.A.
4,660	4.20%, 06/15/2020	4,769
	CVS Caremark Corp.
2,742	6.30%, 06/01/2037 Δ	2,454
	CVS Corp.
9,448	8.35%, 07/10/2031 ■	11,455
	Pfizer, Inc.
9,695	6.20%, 03/15/2019	11,522
7,565	7.20%, 03/15/2039	9,945
		40,145
	Information - 2.1%
	America Movil S.A. de C.V.
5,600	5.00%, 03/30/2020 ■	5,786
10,700	6.13%, 03/30/2040 ■	11,173
	Cellco Partnership - Verizon Wireless
	Capital
7,500	8.50%, 11/15/2018	9,751
	Cingular Wireless Services, Inc.
12,600	8.75%, 03/01/2031	17,298
	GTE Corp.
165	8.75%, 11/01/2021	216
	Rogers Cable, Inc.
2,675	8.75%, 05/01/2032	3,479
	TCI Communications, Inc.
4,025	8.75%, 08/01/2015	4,953
	Telecom Italia Capital
5,000	7.18%, 06/18/2019	5,383
214	7.72%, 06/04/2038	219
	Telefonica Emisiones SAU
5,295	4.95%, 01/15/2015	5,547
7,510	5.13%, 04/27/2020	7,527
	Time Warner Cable, Inc.
9,509	3.50%, 02/01/2015	9,721
6,061	8.25%, 04/01/2019	7,454
	Verizon Maryland, Inc.
1,500	8.30%, 08/01/2031	1,776
	Verizon Virginia, Inc.
13,805	4.63%, 03/15/2013	14,568
		104,851
	Management of Companies and Enterprises - 0.1%
	Votorantim Participacoes
6,300	6.75%, 04/05/2021 ■	6,363

	Mining - 1.9%
	Anglo American Capital plc
16,188	9.38%, 04/08/2014 - 04/08/2019 ■	19,543
	Anglogold Holdings plc
8,905	5.38%, 04/15/2020	9,041
2,170	6.50%, 04/15/2040	2,238
	Barrick Australia Finance
4,325	5.95%, 10/15/2039	4,609
	Barrick Gold Corp.
3,280	6.95%, 04/01/2019	3,933
	Cliff's Natural Resources, Inc.
10,055	5.90%, 03/15/2020	10,783
	Rio Tinto Finance USA Ltd.
14,810	5.88%, 07/15/2013	16,227
4,965	9.00%, 05/01/2019	6,515
The accompanying notes are an integral part of these financial statements.

7

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 23.0% - (continued)
	Mining - 1.9% - (continued)
	Southern Copper Corp.
$4,800	5.38%, 04/16/2020	$4,811
8,400	6.75%, 04/16/2040	8,303
	Teck Resources Ltd.
7,515	10.75%, 05/15/2019	9,208
		95,211
	Miscellaneous Manufacturing - 0.5%
	Meccanica Holdings USA, Inc.
14,494	6.25%, 07/15/2019 - 01/15/2040 ■	14,337
	Tyco International Ltd.
7,791	8.50%, 01/15/2019	10,071
		24,408
	Petroleum and Coal Products Manufacturing - 2.2%
	Canadian Natural Resources Ltd.
1,689	6.25%, 03/15/2038	1,846
6,340	6.50%, 02/15/2037	7,082
	Consumers Energy Co.
4,000	5.15%, 02/15/2017	4,336
4,620	6.70%, 09/15/2019	5,527
	Gazprom International S.A.
4,281	7.20%, 02/01/2020 §	4,442
	Motiva Enterprises LLC
7,534	5.75%, 01/15/2020 ■	8,290
7,271	6.85%, 01/15/2040 ■	8,310
	Nabors Industries, Inc.
7,183	9.25%, 01/15/2019	8,831
	Petrobras International Finance Co.
5,185	5.75%, 01/20/2020	5,222
5,140	6.88%, 01/20/2040	5,182
	Rowan Companies, Inc.
5,548	7.88%, 08/01/2019	6,112
	Sempra Energy
5,218	6.50%, 06/01/2016	5,988
9,495	9.80%, 02/15/2019	12,609
	TNK-BP Finance S.A.
4,800	6.63%, 03/20/2017 §	4,728
	Transocean, Inc.
11,630	1.50%, 12/15/2037 ۞	9,624
	Valero Energy Corp.
9,686	9.38%, 03/15/2019	11,732
		109,861
	Pipeline Transportation - 0.5%
	Enbridge Energy Partners
6,654	6.50%, 04/15/2018	7,448
	Enterprise Products Operating L.P.
7,805	5.20%, 09/01/2020	8,016
	TransCanada Pipelines Ltd.
5,616	7.25%, 08/15/2038	6,815
		22,279
	Primary Metal Manufacturing - 0.5%
	Alcoa, Inc.
14,471	5.95%, 02/01/2037	12,326
	ArcelorMittal
1,975	6.13%, 06/01/2018	2,066
1,455	7.00%, 10/15/2039	1,537
6,025	9.00%, 02/15/2015	7,088
		23,017
	Rail Transportation - 0.2%
	Norfolk Southern Corp.
10,230	5.75%, 04/01/2018	11,564

	Real Estate and Rental and Leasing - 0.4%
	COX Communications, Inc.
4,510	6.25%, 06/01/2018 ■	5,029
5,485	8.38%, 03/01/2039 ■	7,456
	ERAC USA Finance Co.
3,145	5.25%, 10/01/2020 ■	3,178
	US Bank Realty Corp.
5,300	6.09%, 01/15/2012 ■♠Δ	3,683
		19,346
	Retail Trade - 0.2%
	Ahold Lease USA, Inc.
8,148	8.62%, 01/02/2025	9,451

	Utilities - 1.6%
	Colbun S.A.
2,500	6.00%, 01/21/2020 ■	2,610
	Commonwealth Edison Co.
5,836	5.80%, 03/15/2018	6,594
	Detroit Edison Co.
3,875	6.13%, 10/01/2010	3,924
	Duke Energy Corp.
4,726	5.25%, 01/15/2018	5,301
3,960	7.00%, 11/15/2018	4,923
	Electricite de France
5,505	6.95%, 01/26/2039 ■	6,635
	Enel Finance International S.A.
4,439	6.00%, 10/07/2039 ■	4,271
	Georgia Power Co.
6,555	5.40%, 06/01/2040	6,738
	Northeast Utilities
4,375	5.65%, 06/01/2013	4,709
	Northern States Power Co.
5,735	6.25%, 06/01/2036	6,756
	Pacific Gas & Electric Co.
5,711	5.63%, 11/30/2017	6,435
	Pacific Gas & Electric Energy Recovery
	Funding LLC
6,208	8.25%, 10/15/2018	7,943
	PSEG Power
4,534	5.00%, 04/01/2014	4,845
	Public Service Co. of Colorado
2,142	6.50%, 08/01/2038	2,619
	Virginia Electric & Power Co.
6,327	5.10%, 11/30/2012	6,866
		81,169
	Total corporate bonds: investment grade
	(cost $1,055,170)	$1,137,588

CORPORATE BONDS: NON-INVESTMENT GRADE - 7.5%
	Accommodation and Food Services - 0.3%
	Harrah's Operating Co., Inc.
$4,430	11.25%, 06/01/2017	$4,662
	MGM Mirage, Inc.
6,458	11.13%, 11/15/2017	7,120
3,372	11.38%, 03/01/2018 ■	3,170
		14,952

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 7.5% -
(continued)
	Arts, Entertainment and Recreation - 0.5%
	AMC Entertainment, Inc.
$5,380	8.75%, 06/01/2019	$5,407
	First Data Corp.
3,702	10.55%, 09/24/2015	2,712
	McClatchy Co.
2,475	11.50%, 02/15/2017 ■	2,512
	TL Acquisitions, Inc.
5,350	10.50%, 01/15/2015 ■	4,976
	Universal City Development Partners Ltd.
3,233	8.88%, 11/15/2015 ■	3,249
	Virgin Media Finance plc
5,760	9.50%, 08/15/2016	6,084
	XM Satellite Radio, Inc.
1,430	13.00%, 08/01/2013 ■	1,562
		26,502
	Chemical Manufacturing - 0.2%
	Lyondell Chemical Co.
7,530	11.00%, 05/01/2018	8,076

	Computer and Electronic Product Manufacturing - 0.1%
	Seagate Technology International
3,100	10.00%, 05/01/2014 ■	3,534
	Sorenson Communications
3,160	10.50%, 02/01/2015 ■	1,991
		5,525
	Construction - 0.1%
	Desarrolladora Homes S.A.
642	7.50%, 09/28/2015	631
2,900	9.50%, 12/11/2019 ■	2,972
		3,603
	Finance and Insurance - 1.5%
	American General Finance Corp.
15,960	6.90%, 12/15/2017	12,708
	BAC Capital Trust XI
1,960	6.63%, 05/23/2036	1,792
	Bank of America Capital II
2,610	8.00%, 12/15/2026	2,532
	CIT Group, Inc.
13,165	7.00%, 05/01/2017	11,849
	Discover Financial Services, Inc.
5,970	10.25%, 07/15/2019	7,105
	Ford Motor Credit Co.
9,070	7.50%, 08/01/2012	9,275
	GMAC, Inc.
12,520	6.88%, 09/15/2011	12,692
	Liberty Mutual Group, Inc.
4,230	10.75%, 06/15/2058 ■	4,568
	SLM Corp.
10,220	8.00%, 03/25/2020	8,975
		71,496
	Food Manufacturing - 0.1%
	Smithfield Foods, Inc.
5,530	10.00%, 07/15/2014 ■	6,124

	Food Services - 0.0%
	Arcos Dorados S.A.
1,800	7.50%, 10/01/2019 ■	1,881

	Foreign Governments - 0.4%
	Colombia (Republic of)
3,800	7.38%, 03/18/2019	4,446
	El Salvador (Republic of)
2,465	7.65%, 06/15/2035 §	2,613
2,300	8.25%, 04/10/2032 §	2,530
	Indonesia (Republic of)
6,177	6.88%, 01/17/2018 §	6,964
	Philippines (Republic of)
1,440	6.38%, 10/23/2034	1,442
		17,995
	Health Care and Social Assistance - 0.4%
	Biomet, Inc.
3,085	10.38%, 10/15/2017	3,317
	HCA, Inc.
11,650	9.25%, 11/15/2016	12,349
	Rite Aid Corp.
6,890	9.50%, 06/15/2017	5,460
		21,126
	Information - 1.7%
	Charter Communications Holdings II LLC
6,710	13.50%, 11/30/2016	7,817
	Clearwire Corp.
4,260	12.00%, 12/01/2015 ■	4,223
	CSC Holdings, Inc.
3,930	8.50%, 04/15/2014 ■	4,097
	Frontier Communications Corp.
4,670	8.25%, 05/01/2014	4,845
	GXS Worldwide, Inc.
2,460	9.75%, 06/15/2015 ■	2,350
	Intelsat Bermuda Ltd.
8,670	9.25%, 06/15/2016 ⌂	8,605
	Intelsat Corp.
3,180	9.25%, 06/15/2016	3,339
	Intelsat Intermediate Holdings Ltd.
2,400	9.50%, 02/01/2015	2,442
	Level 3 Financing, Inc.
7,150	10.00%, 02/01/2018 ■	6,328
	Mobile Telesystems Finance S.A.
4,360	8.00%, 01/28/2012 §	4,545
	New Communications Holdings
3,110	8.25%, 04/15/2017 ■	3,122
	Qwest Corp.
4,835	7.20%, 11/10/2026	4,521
3,656	7.25%, 10/15/2035	3,354
	Sprint Capital Corp.
11,110	8.75%, 03/15/2032	10,610
	Videotron Ltee
3,650	9.13%, 04/15/2018	3,960
	Wind Acquisition Finance S.A.
4,330	11.75%, 07/15/2017 ■	4,438
	Windstream Corp.
4,120	8.63%, 08/01/2016	4,151
		82,747
	Machinery Manufacturing - 0.2%
	Case New Holland, Inc.
4,301	7.75%, 09/01/2013	4,398

The accompanying notes are an integral part of these financial statements.

9

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 7.5% -
(continued)
	Machinery Manufacturing - 0.2% - (continued)
	Goodman Global, Inc.
$2,330	13.50%, 02/15/2016	$2,563
		6,961
	Mining - 0.1%
	Consol Energy, Inc.
3,725	8.00%, 04/01/2017 ■	3,846
	Vedanta Resources plc
2,300	9.50%, 07/18/2018 §	2,450
		6,296
	Paper Manufacturing - 0.1%
	Georgia-Pacific LLC
3,500	8.25%, 05/01/2016 ■	3,732

	Petroleum and Coal Products Manufacturing - 0.3%
	Chesapeake Energy Corp.
4,590	9.50%, 02/15/2015	5,072
	Drummond Co., Inc.
2,000	7.38%, 02/15/2016	1,880
	Kazmunaigaz Finance Sub B.V.
3,650	8.38%, 07/02/2013 §	3,924
	Petrohawk Energy Corp.
3,730	7.88%, 06/01/2015	3,739
		14,615
	Pipeline Transportation - 0.1%
	Dynegy Holdings, Inc.
3,520	7.75%, 06/01/2019	2,433
	El Paso Corp.
4,070	7.00%, 06/15/2017	4,047
		6,480
	Professional, Scientific and Technical Services - 0.3%
	Affinion Group, Inc.
14,279	11.50%, 10/15/2015	14,993

	Real Estate and Rental and Leasing - 0.1%
	Hertz Corp.
6,115	8.88%, 01/01/2014	6,191

	Retail Trade - 0.4%
	Dollar General Corp.
3,426	10.63%, 07/15/2015	3,747
	Federated Retail Holdings, Inc.
5,130	5.90%, 12/01/2016	5,143
	Parkson Retail Group Ltd.
5,105	7.88%, 11/14/2011	5,105
	Supervalu, Inc.
4,665	8.00%, 05/01/2016	4,619
		18,614
	Utilities - 0.5%
	AES Corp.
5,270	8.00%, 10/15/2017	5,323
	AES El Salvador Trust
2,300	6.75%, 02/01/2016 §	2,150
	Calpine Corp.
3,879	7.25%, 10/15/2017 ■	3,724
	CenterPoint Energy, Inc.
7,475	6.85%, 06/01/2015	8,488
	Energy Future Holdings Corp.
1,179	10.88%, 11/01/2017	872
	NRG Energy, Inc.
4,695	8.50%, 06/15/2019	4,771
		25,328
	Wholesale Trade - 0.1%
	McJunkin Red Man Corp.
3,350	9.50%, 12/15/2016 ■	3,249
	Spectrum Brands, Inc.
1,845	9.50%, 06/15/2018 ■	1,903
		5,152
	Total corporate bonds: non-investment grade
	(cost $359,006)	$368,389

MUNICIPAL BONDS - 0.5%
	General Obligations - 0.1%
	Oregon School Boards Association, Taxable
	Pension
$7,325	4.76%, 06/30/2028	$6,638

	Tax Allocation - 0.0%
	California Urban IDA Taxable
275	6.10%, 05/01/2024	230

	Utilities - Electric - 0.2%
	Georgia Municipal Elec Auth
10,565	6.64%, 04/01/2057	10,231

	Utilities - Water and Sewer - 0.2%
	San Francisco City & County Public Utilities
	Commission
8,520	6.00%, 11/01/2040	8,664

	Total municipal bonds
	(cost $26,758)	$25,763

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 0.2%
	Information - 0.1%
	UPC Financing Partnership
$1,657	2.18%, 12/31/2017 ±	$1,522
	WideOpenWest Finance LLC
5,631	6.61%, 06/29/2015 ±	4,913
		6,435
	Utilities - 0.1%
	NRG Energy, Inc.
4,118	2.28%, 02/01/2013 ±	3,936
		3,936
	Total senior floating rate interests: non-
	investment grade
	(cost $10,875)	$10,371

U.S. GOVERNMENT AGENCIES - 27.4%
	Federal Home Loan Mortgage Corporation - 7.0%
$7,825	5.03%, 06/01/2035 Δ	$8,298
18,667	5.33%, 08/01/2037 Δ	19,773
11,984	5.43%, 01/01/2037 Δ	12,683

The accompanying notes are an integral part of these financial statements.

10

Shares or Principal Amount ╬		Market Value ╪
U.S. GOVERNMENT AGENCIES - 27.4% - (continued)
	Federal Home Loan Mortgage Corporation - 7.0% -
	(continued)
$1,831	5.47%, 05/01/2036 Δ	$1,955
54,770	5.50%, 10/01/2018 - 11/01/2038	58,903
47,779	6.00%, 04/01/2017 - 05/01/2038	52,370
159,028	6.00%, 05/15/2040 †☼	172,562
12,432	6.50%, 07/01/2031 - 03/01/2038	13,652
7	7.50%, 09/01/2029 - 11/01/2031	8
		340,204
	Federal National Mortgage Association - 8.9%
40,118	4.50%, 09/01/2024 - 04/01/2025	42,401
1,900	4.65%, 06/01/2034 Δ	1,970
6,167	4.68%, 09/01/2035 Δ	6,489
1,773	4.72%, 03/01/2035 Δ	1,863
5,438	4.75%, 04/01/2035 - 05/01/2035 Δ	5,700
1,753	4.83%, 07/01/2035 Δ	1,858
2,686	4.85%, 04/01/2035 Δ	2,817
168,651	5.00%, 02/01/2018 - 09/01/2037	179,733
4,662	5.02%, 07/01/2035 Δ	4,985
7,368	5.19%, 02/01/2038 Δ	7,848
8,895	5.23%, 01/01/2038 Δ	9,471
150,124	5.50%, 12/01/2013 - 07/15/2040 ☼	161,648
15,686	6.00%, 07/01/2012 - 03/01/2033	17,268
100	6.50%, 11/01/2014 - 07/01/2032	110
2,579	7.00%, 02/01/2016 - 10/01/2037	2,869
698	7.50%, 11/01/2015 - 05/01/2032	796
2	8.00%, 04/01/2032	2
		447,828
	Government National Mortgage Association - 9.5%
256,029	4.50%, 02/20/2039 - 05/20/2040	266,687
159,198	5.00%, 06/15/2039 - 06/20/2040	169,827
17,364	5.50%, 03/15/2033 - 10/20/2034	18,895
11,567	6.50%, 06/15/2028 - 09/15/2032	12,938
31	7.00%, 06/20/2030 - 08/15/2031	34
5	8.50%, 11/15/2024	5
		468,386
	Other Government Agencies - 2.0%
	Small Business Administration
	Participation Certificates:
18,934	3.88%, 06/01/2030	19,541
20,900	4.11%, 05/01/2030	21,862
24,111	4.14%, 02/01/2030	25,237
16,541	4.19%, 03/01/2030	17,384
15,894	4.36%, 04/01/2030	16,853
		100,877
	Total U.S. government agencies
	(cost $1,300,836)	$1,357,295

U.S. GOVERNMENT SECURITIES - 24.3%
	U.S. Treasury Securities - 24.3%
	U.S. Treasury Bonds - 2.8%
$123,290	4.63%, 02/15/2040	$138,586

	U.S. Treasury Notes - 21.5%
391,250	1.00%, 10/31/2011 ‡	393,986
315,650	1.38%, 03/15/2012 ╦	320,224
235,340	2.13%, 05/31/2015	239,385
104,210	3.50%, 05/15/2020	109,062
		1,062,657
		1,201,243
	Total U.S. government securities
	(cost $1,184,880)	$1,201,243

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
	Long Call Foreign Currency Option Contract - 0.0%
	AUD/USD/MXN Binary
6	Expiration: December, 2010 и	$166

	Total call options purchased
	(cost $570)	$166

PUT OPTIONS PURCHASED - 0.1%
	Long Put Foreign Currency Option Contract - 0.1%
	10 Year Swaption
253	Expiration: September, 2010, Exercise Price:
	$3.40 Ø	$1,616
253	Expiration: September, 2010, Exercise Price:
	$3.90 Ø	392
	AUD/MXN Currency Swap
66	Expiration: December, 2010, Exercise Price:
	$10.50 Ø	1,243
		3,251
	Long Put Interest Rate Option Contract - 0.0%
	10 Year U.S. Treasury
4	Expiration: August, 2010, Exercise Price:
	$116.00 Ø	341

	Total put options purchased
	(cost $13,880)	$3,592

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 0.0%
	Telecommunication Services - 0.0%
–	XO Holdings, Inc. ●	$–

	Total common stocks
	(cost $–)	$–

PREFERRED STOCKS - 0.0%
	Banks - 0.0%
330	Federal Home Loan Mortgage Corp., 8.38%	$112

The accompanying notes are an integral part of these financial statements.

11

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬				Market Value ╪
PREFERRED STOCKS - 0.0% - (continued)
		Finance - 0.0%
	2	US Bancorp, 7.19% ●		$1,644

		Total preferred stocks
		(cost $9,862)		$1,756

		Total long-term investments
		(cost $4,421,686)		$4,573,441

SHORT-TERM INVESTMENTS – 9.5%
		Commercial Paper - 0.9%
		Foreign Governments - 0.9%
		Canada Treasury
CAD	47,994	0.29%, 8/19/2010 ○		45,056
				45,056
		Investment Pools and Funds - 2.4%
		JP Morgan U.S. Government Money
	118,356	Market Fund		118,357
		State Street Bank U.S. Government
	–	Money Market Fund		–
		Wells Fargo Advantage Government
	–	Money Market Fund		–
				118,357
		Repurchase Agreements - 3.1%
		BNP Paribas Securities Corp. Repurchase
		Agreement (maturing on 07/01/2010 in
		the amount of $65,209, collateralized by
		U.S. Treasury Bond 6.25%, 2030, U.S.
		Treasury Note 1.00%, 2011, value of
		$66,896)
	$65,209	0.01%, 6/30/2010		$65,209
		RBS Greenwich Capital Markets TriParty
		Joint Repurchase Agreement (maturing
		on 07/01/2010 in the amount of $26,367,
		collateralized by U.S. Treasury Bill
		0.88%, 2011, value of $26,895)
	26,367	0.01%, 6/30/2010		26,367
		UBS Securities, Inc. TriParty Joint
		Repurchase Agreement (maturing on
		07/01/2010 in the amount of $60,105,
		collateralized by U.S. Treasury Note
		2.13%, 2015, value of $61,308)
	60,105	0.04%, 6/30/2010		60,105
				151,681
		U.S. Treasury Bills - 3.1%
	4,000	0.15%, 7/15/2010□○		3,999
	150,000	0.09%, 7/8/2010○		149,997
				153,996
		Total short-term investments
		(cost $470,325)		$469,090

		Total investments
		(cost $4,892,011) ▲	101.9%	$5,042,531
		Other assets and liabilities	(1.9)%	(95,290)
		Total net assets	100.0%	$4,947,241
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.9% of total net assets at June 30, 2010.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $4,888,156 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$217,989
Unrealized Depreciation	(63,614)
Net Unrealized Appreciation	$154,375

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the  supervision of the Fund's Board of Directors at June 30, 2010, was $179,089, which represents 3.62% of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at June 30, 2010, was $524,504, which represents 10.60% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2010, these securities amounted to $34,346 or 0.69% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at June 30, 2010 was $219,804.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at June 30, 2010.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swaps.

The accompanying notes are an integral part of these financial statements.

12

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of June 30, 2010.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

CAD  ─  Canadian Dollar

♦
Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

□	Security pledged as initial margin deposit for open futures contracts at June 30, 2010

Futures Contracts Outstanding at June 30, 2010

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
5 Year U.S.
Treasury Note	622	Long	Sep 2010	$232
10 Year U.S.
Treasury Note	203	Long	Sep 2010	577
U.S. Treasury Long
Bond	322	Long	Sep 2010	752
				$1,561
*	The number of contracts does not omit 000's.

Ø	At June 30, 2010, the maximum delivery obligation of the open put options written is $6,903. Securities valued at $1,618 collateralized the open put options written as follows:

Issuer/ Exercise				Unrealized
Price/ Expiration	Number of	Market	Premiums	Appreciation
Date	Contracts*	Value ╪	Received	(Depreciation)
10 Year Swaption,
$3.65, Sep,
2010	506,000	$1,413	$7,138	$5,725
10 Year U.S.
Treasury
Note,
$114.00, Aug,
2010	4,364	205	2,169	1,964
EUR Currency,
$1.16, Jul,
2010	70,000	–	792	792
		$1,618	$10,099	$8,481
*	The number of contracts does not omit 000's.

и
This security has exercise limitations. It can only be exercised on expiration date, provided that two conditions are met: the Australian Dollar exchange rate is less than 0.805 and the Mexican Peso exchange rate is less than 12.55. If these conditions are not met, the option can not be exercised and premium paid is forfeited.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
04/2003	$75	Americo Life, Inc., 7.88%,
		05/01/2013 - 144A	$74
10/2004	$52,753	Bear Stearns Commercial
		Mortgage Securities, Inc., 4.07%,
		07/11/2042	736
12/2004	$44,382	Bear Stearns Commercial
		Mortgage Securities, Inc., 4.12%,
		11/11/2041	538
04/2006 -	$31,873	CBA Commercial Small Balance
08/2007		Commercial Mortgage, 3.96%,
		07/25/2035 - 144A	–
04/2006 -	$58,503	CBA Commercial Small Balance
06/2007		Commercial Mortgage, 5.70%,
		06/25/2038 - 144A	–
08/2007	$30,343	Countrywide Home Loans, Inc.,
		6.00%, 10/25/2037	29,793
06/2006	$130,820	GE Business Loan Trust, 0.44%,
		05/15/2034 - 144A	–
06/2006 -	$8,670	Intelsat Bermuda Ltd., 9.25%,
08/2006		06/15/2016	8,763
03/2007	$1,675	JP Morgan Automotive Receivable
		Trust, 12.85%, 03/15/2012	1,675
11/2004	$42,648	Merrill Lynch Mortgage Trust,
		3.96%, 10/12/2041 - 144A	588
10/2005 -	$15,286	Morgan Stanley Dean Witter
08/2006		Capital I, 0.00%, 08/25/2032 - Reg D	323
04/2007	$211	Nationstar Home Equity Loan
		Trust, 0.00%, 03/25/2037 - 144A	211
06/2009	$2,581	Residential Funding Mortgage
		Securities, Inc., 6.00%, 07/25/2037	1,890
03/2008	$11,391	Wells Fargo Alternative Loan
		Trust, 6.25%, 11/25/2037	9,216

The aggregate value of these securities at June 30, 2010 was $55,134 which represents 1.11% of total net assets.

IDA  —  Industrial Development Authority Bond

The accompanying notes are an integral part of these financial statements.

13

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Forward Foreign Currency Contracts Outstanding at June 30, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$48,330	$49,545	09/17/10	$(1,215)
Australian Dollar (Sell)	46,794	48,554	07/08/10	1,760
Australian Dollar (Sell)	48,330	48,587	09/17/10	257
British Pound (Buy)	97,197	98,976	08/11/10	(1,779)
British Pound (Sell)	97,196	98,243	08/11/10	1,047
Canadian Dollar (Sell)	45,033	46,735	07/21/10	1,702
Euro (Sell)	184,670	188,592	08/06/10	3,922
Euro (Sell)	129,879	144,363	08/11/10	14,484
Euro (Buy)	23,235	23,306	08/06/10	(71)
Euro (Sell)	42,801	42,663	08/06/10	(138)
Euro (Buy)	134,921	140,750	08/11/10	(5,829)
Japanese Yen (Sell)	49,608	48,820	07/08/10	(788)
Japanese Yen (Buy)	49,608	48,554	07/08/10	1,054
Mexican New Peso (Sell)	48,137	49,959	08/11/10	1,822
Mexican New Peso (Buy)	48,245	47,619	08/11/10	626
Mexican New Peso (Sell)	47,707	48,818	09/17/10	1,111
Mexican New Peso (Buy)	70,833	72,250	08/11/10	(1,417)
Mexican New Peso (Sell)	95,451	93,710	08/11/10	(1,741)
Mexican New Peso (Buy)	47,706	48,587	09/17/10	(881)
Mexican Peso (Buy)	24,510	24,033	08/11/10	477
Swedish Krona (Buy)	44,770	47,156	08/06/10	(2,386)
Swedish Krona (Sell)	44,771	45,646	08/06/10	875
				$12,892

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

Credit Default Swap Agreements Outstanding at June 30, 2010

						Unrealized
		Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
JP Morgan Chase	CDS ITRX Europe Index	Buy	1.00%	06/20/15	$23,600	$(268)
JP Morgan Chase	CDS ITRX Europe Index	Buy	1.00%	06/20/15	44,545	531
JP Morgan Chase	CDS CDX North American High Yield Index	Buy	5.00%	06/20/15	24,350	418
JP Morgan Chase	CDS CDX North American High Yield Index	Buy	5.00%	06/20/15	49,000	(791)
UBS Securities	CDS CDX North American High Yield Index	Buy	5.00%	06/20/15	24,350	389
						$279

The accompanying notes are an integral part of these financial statements.

14

Hartford Total Return Bond HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$467,278	$–	$404,062	$63,216
Call Options Purchased	166	–	–	166
Common Stocks ‡	–	–	–	–
Corporate Bonds: Investment Grade	1,137,588	–	1,128,137	9,451
Corporate Bonds: Non-Investment Grade	368,389	–	360,313	8,076
Municipal Bonds	25,763	–	25,763	–
Preferred Stocks	1,756	112	1,644	–
Put Options Purchased	3,592	1,584	2,008	–
Senior Floating Rate Interests: Non-Investment Grade	10,371	–	10,371	–
U.S. Government Agencies	1,357,295	–	1,184,733	172,562
U.S. Government Securities	1,201,243	109,062	1,092,181	–
Short-Term Investments	469,090	118,357	350,733	–
Total	$5,042,531	$229,115	$4,559,945	$253,471
Credit Default Swaps *	1,338	–	1,338	–
Forward Foreign Currency Contracts *	29,137	–	29,137	–
Futures *	1,561	1,561	–	–
Written Options *	8,481	2,756	5,725	–
Total	$40,517	$4,317	$36,200	$–
Liabilities:
Credit Default Swaps *	1,059	–	1,059	–
Forward Foreign Currency Contracts *	16,245	–	16,245	–
Total	$17,304	$–	$17,304	$–

♦	For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in
	as of	Realized	Unrealized					Transfers	Transfers	Balance as
	December	Gain	Appreciation		Net			Into	Out of	of June 30,
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	2010
Assets:
Asset & Commercial Mortgage Backed Securities	$44,899	$(9,182)	$15,270	†	$(866)	$27,842	$(14,747)	$—	$—	$63,216
Corporate Bonds	9,567	(1)	28	‡	(34)	17,779	(244)	—	(9,568)	17,527
Options Purchased	—	—	(404	)§	—	570	—	—	—	166
U.S. Government Agencies	—	—	2,626	**	(21)	169,957	—	—	—	172,562
Total	$54,466	$(9,183)	$17,520		$(921)	$216,148	$(14,991)	$—	$(9,568)	$253,471

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted- transfer into Level 3 versus securities where trading has resumed - transfer out of Level 3.
2)	Broker quoted securities - transfer into Level 3 versus quoted prices in active markets - transfer out of Level 3.
3)	Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3.
†	Change in unrealized gains or losses in the current period relating to assets still held at June 30, 2010 was $6,308.
‡	Change in unrealized gains or losses in the current period relating to assets still held at June 30, 2010 was $28.
§	Change in unrealized gains or losses in the current period relating to assets still held at June 30, 2010 was $(404).
**	Change in unrealized gains or losses in the current period relating to assets still held at June 30, 2010 was$2,626

The accompanying notes are an integral part of these financial statements.

15

Hartford Total Return Bond HLS Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $4,892,011)	$5,042,531
Foreign currency on deposit with custodian (cost $51,523)	53,107
Unrealized appreciation on forward foreign currency contracts	29,137
Unrealized appreciation on swap contracts	1,338
Receivables:
Investment securities sold	256,725
Fund shares sold	5,647
Dividends and interest	38,801
Variation margin	124
Swap premiums paid	6,188
Total assets	5,433,598
Liabilities:
Unrealized depreciation on forward foreign currency contracts	16,245
Unrealized depreciation on swap contracts	1,059
Bank overdraft — U.S. Dollars	310
Payables:
Investment securities purchased	462,969
Fund shares redeemed	3,257
Variation margin	49
Investment management fees	496
Distribution fees	43
Accrued expenses	311
Written options (proceeds $10,099)	1,618
Total liabilities	486,357
Net assets	$4,947,241
Summary of Net Assets:
Capital stock and paid-in-capital	$4,971,559
Accumulated undistributed net investment income	108,105
Accumulated net realized loss on investments and foreign currency transactions	(307,097)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	174,674
Net assets	$4,947,241
Shares authorized	5,000,000
Par value	$0.001
Class IA: Net asset value per share	$11.17
Shares outstanding	372,830
Net assets	$4,164,499
Class IB: Net asset value per share	$11.10
Shares outstanding	70,493
Net assets	$782,742

The accompanying notes are an integral part of these financial statements.

16

Hartford Total Return Bond HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$240
Interest	108,834
Total investment income, net	109,074

Expenses:
Investment management fees	9,470
Administrative service fees	1,546
Transfer agent fees	2
Distribution fees - Class IB	979
Custodian fees	23
Accounting services fees	432
Board of Directors' fees	52
Audit fees	44
Other expenses	448
Total expenses	12,996
Net investment income	96,078

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	51,539
Net realized gain on futures	11,329
Net realized gain on written options	4,837
Net realized loss on swap contracts	(5,441)
Net realized gain on forward foreign currency contracts	6,500
Net realized gain on other foreign currency transactions	1,559
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	70,323

Net Changes in Unrealized Appreciation of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation of investments	75,469
Net unrealized appreciation of futures	1,561
Net unrealized appreciation of written options	6,862
Net unrealized appreciation of swap contracts	279
Net unrealized appreciation of forward foreign currency contracts	9,778
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	768

Net Changes in Unrealized Appreciation of Investments, Other Financial Instruments and Foreign Currency Transactions	94,717
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	165,040
Net Increase in Net Assets Resulting from Operations	$261,118

The accompanying notes are an integral part of these financial statements.

17

Hartford Total Return Bond HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income	$96,078	$195,309
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	70,323	(139,165)
Net unrealized appreciation of investments, other financial instruments and foreign currency transactions	94,717	528,827
Net increase in net assets resulting from operations	261,118	584,971
Distributions to Shareholders:
From net investment income
Class IA	—	(142,721)
Class IB	—	(27,279)
Total distributions	—	(170,000)
Capital Share Transactions:
Class IA
Sold	351,229	816,260
Issued on reinvestment of distributions	—	142,721
Redeemed	(309,041)	(563,303)
Total capital share transactions	42,188	395,678
Class IB
Sold	71,696	143,380
Issued on reinvestment of distributions	—	27,279
Redeemed	(120,259)	(197,309)
Total capital share transactions	(48,563)	(26,650)
Net increase (decrease) from capital share transactions	(6,375)	369,028
Net increase in net assets	254,743	783,999
Net Assets:
Beginning of period	4,692,498	3,908,499
End of period	$4,947,241	$4,692,498
Accumulated undistributed (distribution in excess of) net investment income	$108,105	$12,027
Shares:
Class IA
Sold	32,226	79,486
Issued on reinvestment of distributions	—	13,402
Redeemed	(28,414)	(55,827)
Total share activity	3,812	37,061
Class IB
Sold	6,604	14,011
Issued on reinvestment of distributions	—	2,573
Redeemed	(11,114)	(19,528)
Total share activity	(4,510)	(2,944)

The accompanying notes are an integral part of these financial statements.

18

Hartford Total Return Bond HLS Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Total Return Bond HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-nine portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are

19

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Debt securities (other than short-term obligations and senior floating rate interests) held by the Fund are valued using bid prices or using valuations based on a matrix system (which considers factors such as security prices, yield, maturity and ratings) as provided by independent pricing services. Senior floating rate interests generally trade in over-the-counter markets and are priced through an independent pricing service utilizing market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by the Fund’s Board of Directors. Generally, the Fund may use fair valuation in regard to debt securities when the Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that mature in 60 days or less are generally valued at amortized cost, which approximates market value.

Foreign-denominated assets, including investment securities, and liabilities are translated from the local currency into U.S. dollars using exchange rates obtained from an independent third party as of the Fund’s Valuation Time.

Options contracts on securities, currencies, indices, futures contracts, commodities and other instruments shall be valued at their last reported sale price at the Valuation Time on the Primary Market on which the instrument is traded. If the instrument did not trade on the Primary Market, it may be valued at the most recent sale price at the Valuation Time on another exchange or market where it did trade. If it is not possible to determine the last reported sale price on the Primary Market or another exchange or market at the Valuation Time, the value of the security shall be taken to be the most recent mean between bid and asked prices on such exchange or market at the Valuation Time. Absent both bid and asked prices on such exchange, the bid price may be used.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively. If a settlement price is not available, futures contracts will be valued at the most recent trade price as of the Valuation Time. If there were no trades, the contract shall be valued at the mean of the closing bid and asked prices as of the Valuation Time.

Forward foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Forward foreign currency contracts are valued using foreign currency exchange rates and forward rates on the Valuation Date from an independent pricing service.

20

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Fund’s Board of Directors.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the valuation date.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

Foreign Currency – Based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – Valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

21

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level are shown as if they occurred at the beginning of the period.

Refer to the Investment Valuation Hierarchy Levels Summary and the Level 3 roll forward reconciliation found following the Schedules of Investments.

22

c)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

d)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management Company (“Hartford Investment Management”), a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

e)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

f)
Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Forward foreign currency contracts may be used to hedge against adverse fluctuations in exchange rates between currencies.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding forward foreign currency contracts as shown on the Schedule of Investments as of June 30, 2010.

g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

23

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

h)
Illiquid and Restricted Securities – The Fund is permitted to invest up to 15% of its net assets in illiquid securities. “Illiquid Securities” are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid securities or other investments when its sub-adviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the unavailability of reliable market quotations for such securities or investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted securities as of June 30, 2010.

i)
Securities Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for securities that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. During this period, such securities are subject to market fluctuations, and the Fund identifies securities segregated in its records with value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed delivery securities as of June 30, 2010.

j)
Credit Risk – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a Fund which holds securities with higher credit risk may be more volatile than funds holding bonds with lower credit risk.

k)
Senior Floating Rate Interests – The Fund, as shown in the Schedule of Investments, may invest in senior floating rate interests. Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

l)
Prepayment/Interest Rate Risks – Most senior floating rate interests and certain debt securities allow for prepayment of principal without penalty. Senior floating rate interests and securities subject to prepayment risk generally offer less potential for gains when interest rates decline. In addition, with respect to securities, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage backed securities and certain asset backed securities. Accordingly, the potential for the value of a senior floating rate interest or debt security to increase in response to interest rate declines is limited. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

24

Senior floating rate interests or debt securities purchased to replace a prepaid loan or a debt security may have lower yields than the yield on the prepaid loan or debt security. Senior floating rate interests generally are subject to mandatory and/or optional prepayment. These mandatory prepayment conditions and the possibility of significant economic incentives for the Borrower to repay, may cause prepayments of senior floating rate interests. As a result, the actual remaining maturity of senior floating rate interests held may be substantially less than the stated maturities shown in the Schedule of Investments.

The market value of senior floating rate interests and debt securities held by the Fund may be affected by fluctuations in market interest rates. The market value of these investments tends to decline when interest rates rise and tends to increase when interest rates fall.

m)
Credit Default Swaps – The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into event linked swaps, including credit default swap contracts. The credit default swap market allows the Fund to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap agreement, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the agreement. For credit default swap contracts on credit indices at June 30, 2010, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The Fund is also subject to counterparty credit risk. Both credit and counterparty risks are mitigated by having a master netting arrangement between the Fund and the counterparty (although such amounts are presented on a gross basis within the Statement of Assets and Liabilities, as applicable) or by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. The Fund will generally not buy protection on issuers that are not currently held by the Fund. The Fund, as shown on the Schedule of Investments, had outstanding credit default swaps as of June 30, 2010.

n)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

25

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

o)	Additional Derivative Instrument(s) Information

Derivative Instrument(s) as of June 30, 2010.

	Statement of Assets and Liabilities Location
Risk Exposure Category	Asset Derivatives		Liability Derivatives
Interest rate contracts	Unrealized appreciation on swap contracts	$1,338	Unrealized depreciation on swap contracts	$1,059
Interest rate contracts			Written Options, Market Value	205
Interest rate contracts	Summary of Net Assets - Unrealized appreciation	1,561
Interest rate contracts	Investments in securities, at value (Purchased Options), Market Value	341
Foreign exchange contracts	Investments in securities, at value (Purchased Options), Market Value	3,417
Foreign exchange contracts			Written Options, Market Value	1,413
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	29,137	Unrealized depreciation on forward foreign currency contracts	16,245

The ratio of forward foreign currency contracts market value to net assets as of June 30, 2010, was 24.02%, compared to the six-month period average ratio of 13.23%. The volume of other derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2010.

Realized Gain/Loss and Change in Unrealized Appreciation (Depreciation) on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Interest rate contracts	$2,153	$(9,849)	$11,797	$—	$—	$4,101
Foreign exchange contracts	2,684	(5,879)	—	6,500	—	3,305
Credit contracts	—	—	—	—	(5,441)	(5,441)
Equity contracts	—	—	(468)	—	—	(468)
Total	$4,837	$(15,728)	$11,329	$6,500	$(5,441)	$1,497

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Interest rate contracts	6,070	2,492	1,561	—	—	$10,123
Foreign exchange contracts	792	(6,519)	—	9,778	—	4,051
Credit contracts	—	—	—	—	279	279
Total	$6,862	$(4,027)	$1,561	$9,778	$279	$14,453

p)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

26

3.	Futures and Options:

The Fund is subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may invest in futures and options contracts in order to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract is an agreement between two parties to buy and sell an asset at a set price on a future date. When the Fund enters into such futures contracts, it is required to deposit with a futures commission merchant an amount of “initial margin” of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called variation margin, to and from the broker, are made on a daily basis as the price of the underlying asset fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Fund.

At any time prior to the expiration of the futures contract, the Fund may close the position by taking an opposite position, which would effectively terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a gain or loss.

The use of futures contracts involves elements of market risk, which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contracts may decrease the effectiveness of the Fund’s strategy and potentially result in loss. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded through a clearing house. The clearing house requires sufficient collateral to cover margins. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2010.

An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The premium paid by the Fund for the purchase of a call or put option is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period.

27

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

The Fund may write (sell) covered options. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. The Fund receives a premium for writing a call or put option, which is recorded on the Fund’s Statement of Assets and Liabilities and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in the value of such options, which may exceed the related premiums received. The maximum amount of loss with respect to the Fund’s written put option is the cost of buying the underlying security or currency. The maximum loss may be offset by proceeds received from selling the underlying securities or currency. The Fund, as shown on the Schedule of Investments, had outstanding purchased option contracts as of June 30, 2010. Transactions involving written option contracts during the six-month period ended June 30, 2010, are summarized below:

	Options Contract Activity During the
	Six-Month Period Ended June 30, 2010
Call Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	6,290	$3,290
Written	1,423	422
Expired	—	—
Closed	(7,713)	(3,712)
Exercised	—	—
End of Period	—	$—

Put Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	—	—
Written	761,421	15,226
Expired	(1,191)	(145)
Closed	(179,866)	(4,982)
Exercised	—	—
End of Period	580,364	10,099

* The number of contracts does not omit 000's.

4.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

28

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$170,000	$282,435

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$15,144
Accumulated Capital and Other Losses*	(379,656)
Unrealized Appreciation†	79,079
Total Accumulated Deficit	$(285,433)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.

†
The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$1,723
Accumulated Net Realized Loss on Investments	(1,723)

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2014	$22,202
2016	141,751
2017	215,497
Total	$379,450

As of December 31, 2009, the Fund elected to defer the following post October losses.

Amount
Long-Term Capital Gain	$206

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

29

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

5.	Expenses:

a)
Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford, serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Hartford Investment Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Hartford Investment Management.

b)
Administrative Services Agreement – For the two-month period January 1, 2010 through February 28, 2010, under the Administrative Services Agreement between HLIC and the Company, on behalf of the Fund, HLIC provided administrative services to the Fund and received monthly compensation at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund assumed and paid certain other expenses (including, but not limited to, accounting, custodian, state taxes and Directors’ fees). Effective March 1, 2010, the Investment Management Agreement was amended to include the administrative services for the Fund and the separate administrative services agreement was terminated.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services and to HLIC for administrative services rendered from January 1, 2010 through February 28, 2010, and the rates of compensation paid to the HL Advisors for the combined services from March 1, 2010 through June 30, 2010; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.5250%
On next $250 million	0.5000%
On next $500 million	0.4750%
On next $4 billion	0.4500%
On next $5 billion	0.4300%
Over $10 billion	0.4200%

c)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.018%
On next $5 billion	0.016%
Over $10 billion	0.014%

d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

30

e)
Fees Paid Indirectly – The Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, the Fund had no fee reductions.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.50%	0.51%	0.49%	0.49%	0.49%	0.50%
Class IB	0.75	0.76	0.74	0.74	0.74	0.75

f)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

g)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $10. Hartford Investor Services Company, LLC ("HISC"), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. The amount HISC was compensated for providing such services can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

h)
Payment from Affiliate – On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of The Hartford’s variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford settled this matter without admitting or denying the findings of the SEC.

The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and it is offered directly to certain qualified retirement plans (collectively “Products”). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, Inc. (“Hartford Life”) (the issuers of such variable annuity products), the Fund’s ability to restrict transfers by certain owners of older variable annuity products was limited. During 2006, these annuity owners surrendered the older variable annuity contracts that were the subject of prior litigation. In February 2005, Hartford Life agreed with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contracts owners.

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

31

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

For the Year Ended December 31, 2006
	Class IA	Class IB
Impact from Payment from Affiliate for SEC Settlement	—%	—%
Total Return Excluding Payments from Affiliate	4 .80	4 .54

6.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$3,702,489
Sales Proceeds Excluding U.S. Government Obligations	4,102,556
Cost of Purchases for U.S. Government Obligations	1,861,904
Sales Proceeds for U.S. Government Obligations	1,553,347

7.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

8.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

32

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33

Hartford Total Return Bond HLS Fund
Financial Highlights
- Selected Per-Share Date (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$10.58	$0.22	$–	$0.37	$0.59	$–	$–	$–	$–	$0.59	$11.17
IB	10.53	0.21	–	0.36	0.57	–	–	–	–	0.57	11.10

For the Year Ended December 31, 2009
IA	9.54	0.46	–	0.98	1.44	(0.40)	–	–	(0.40)	1.04	10.58
IB	9.50	0.46	–	0.95	1.41	(0.38)	–	–	(0.38)	1.03	10.53

For the Year Ended December 31, 2008
IA	11.15	0.62	–	(1.49)	(0.87)	(0.74)	–	–	(0.74)	(1.61)	9.54
IB	11.09	0.67	–	(1.55)	(0.88)	(0.71)	–	–	(0.71)	(1.59)	9.50

For the Year Ended December 31, 2007(G)
IA	11.24	0.60	–	(0.08)	0.52	(0.61)	–	–	(0.61)	(0.09)	11.15
IB	11.19	0.57	–	(0.09)	0.48	(0.58)	–	–	(0.58)	(0.10)	11.09

For the Year Ended December 31, 2006(G)
IA	11.27	0.55	–	(0.01)	0.54	(0.57)	–	–	(0.57)	(0.03)	11.24
IB	11.20	0.51	–	–	0.51	(0.52)	–	–	(0.52)	(0.01)	11.19

For the Year Ended December 31, 2005
IA	11.94	0.44	–	(0.14)	0.30	(0.88)	(0.09)	–	(0.97)	(0.67)	11.27
IB	11.86	0.43	–	(0.17)	0.26	(0.83)	(0.09)	–	(0.92)	(0.66)	11.20

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Per share amounts have been calculated using the average shares method.
(H)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

34

- Ratios and Supplemental Data -

			Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio Turnover
Total Return(B)		Net Assets at End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Rate(D)

5.61	%(E)	$4,164,499	0.50	%(F)	0.50	%(F)	4.04	%(F)	80%
5.48	(E)	782,742	0.75	(F)	0.75	(F)	3.79	(F)	–

15.01		3,902,957	0.51		0.51		4.67		215
14.72		789,541	0.76		0.76		4.42		–

(7.62)		3,167,919	0.49		0.49		5.54		173
(7.85)		740,580	0.74		0.74		5.27		–

4.67		3,458,709	0.49		0.49		5.27		223
4.41		1,036,331	0.74		0.74		5.01		–

4.80	(H)	3,041,321	0.50		0.50		4.82		344
4.54	(H)	1,040,408	0.75		0.75		4.56		–

2.45		2,745,115	0.50		0.50		4.09		190
2.19		1,068,600	0.75		0.75		3.84		–

35

Hartford Total Return Bond HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

36

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
[1]	Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
[2]	Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

37

Hartford Total Return Bond HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

38

Hartford Total Return Bond HLS Fund
Shareholder Meeting Results (Unaudited)

The following proposal was addressed and approved at a Special Meeting of Shareholders held on February 12, 2010.

Proposal to approve amendments to the Investment Management Agreement between the Fund and HL Investment Advisors, the purpose of which were to combine the administrative services for the Fund with the management services for the Fund under a single agreement.

Fund	For	Against	Abstain
Hartford Total Return Bond HLS Fund	381,164,232.460	11,700,479.471	11,216,002.353

Proposal to elect Lemma Senbet and John Walters, each currently a Director, as Directors of Hartford Series Fund Inc.

Lemma W. Senbet

Funds	For	Withheld
Hartford Series Fund, Inc.	5,079,578,022.902	241,839,974.106

John C. Walters

Funds	For	Withheld
Hartford Series Fund, Inc.	5,081,138,302.186	240,279,694.822

39

Hartford Total Return Bond HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2009	Ending Account Value June 30, 2010	Expenses paid during the period December 31, 2009 through June 30, 2010	Beginning Account Value December 31, 2009	Ending Account Value June 30, 2010	Expenses paid during the period December 31, 2009 through June 30, 2010	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,056.10	$2.55	$1,000.00	$1,022.32	$2.51	0.50%	181	365
Class IB	$1,000.00	$1,054.82	$3.82	$1,000.00	$1,021.08	$3.76	0.75%	181	365

40

Hartford Total Return Bond HLS Fund
Approval of Investment Management Agreement (Unaudited)

The Board approved the annual continuation of the Investment Management Agreement (the “Agreement”) between Hartford Series Fund, Inc. (“HSF”) and HL Investment Advisors, LLC (“HL Advisors”) with respect to the Fund at its meeting on August 4-5, 2009. The Board’s considerations in approving the renewal of the Agreement are disclosed in the December 31, 2009 Annual Report for HSF.

At the November 4-5, 2009 meeting, the Board considered and approved amendments to the Agreement to include administrative services, which had been provided pursuant to a separate agreement, and investment management services under one agreement. The Board, including all of the Independent Directors, approved the amendments to the Agreement with respect to the Fund.

In approving the amendments, in addition to the information presented at the August meeting in connection with the annual review of the Agreement and the additional information provided throughout the year, the Board also considered the fact that the amendments did not result in an overall increase in fees to shareholders. The Board took note of the fact that the management of HL Advisors believes that the proposal to combine the administrative services with the investment management services under a single agreement will produce streamlined fee disclosure, resulting in greater transparency and clarity in the Fund’s prospectuses and financial reports. The Board further noted management's belief that the change would result in consistency across all of the Hartford Funds in the complex in that the funds of HSF are the only funds in the complex (other than the R share classes of the Hartford retail funds) that are subject to a separate administrative services fee. Finally, the Board noted management's view that the proposed changes to the Agreement should also serve to simplify the Board's annual consideration of the investment management arrangements for the Fund in that the investment management and administrative fees would be presented as a single fee for fee comparison purposes, which should facilitate the Board's analysis.

The shareholders of the Fund approved the amendments at a Special Meeting of Shareholders held on February 12, 2010. The amendments were effective as of March 1, 2010.

41

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

“The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. The prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-TRB10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford Value HLS Fund

Hartford Value HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford Value HLS Fund inception 04/30/2001
(subadvised by Wellington Management Company, LLP)

Investment objective – Seeks long-term total return.

Performance Overview(1) 4/30/01 - 6/30/10
Growth of $10,000 investment

Russell 1000 Value Index is an unmanaged index measuring the performance of  those Russell 1000 Index companies with lower price-to-book ratios and lower  forecasted growth values.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data  represents past performance and current performance could be higher or lower.

Average Annual Returns (as of 6/30/10)

	6	1	5	Since
	Month†	Year	Year	Inception
Value IA	-7.03%	12.60%	1.53%	2.07%
Value IB	-7.15%	12.32%	1.28%	1.82%
Russell 1000 Value Index	-5.12%	16.92%	-1.64%	1.50%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

Performance information may reflect historical or current expense waivers from the  investment adviser, without which performance would have been lower. For  information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth  more or less than the original investment. The chart and table do not reflect the  deduction of taxes that a shareholder would pay on portfolio distributions or the  redemption of portfolio shares. The figures do not include sales charges or other  fees which may be applied at the variable life insurance, variable annuity or  qualified retirement plan product level. Any such additional sales charges or other  fees would lower the Fund’s performance.

Portfolio Managers
Karen H. Grimes, CFA	W. Michael Reckmeyer, III, CFA	Ian R. Link, CFA
Senior Vice President, Partner	Senior Vice President, Partner	Vice President

How did the Fund perform?

The Class IA shares of the Hartford Value HLS Fund returned -7.03% for the six-month period ended June 30, 2010, underperforming its benchmark, the Russell 1000 Value Index, which returned -5.12% for the same period. The Fund also underperformed the -6.71% return of the average fund in the Lipper Large Cap Value Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

After posting positive results early in the period, global equity markets came under pressure in the later part of the period as credit fears resurfaced, especially in Europe. There were also early indications of a coming global growth slowdown. With inflation generally absent, we expect no rate hikes from any of the major central banks in the near future. The sovereign debt crisis in Europe is likely only a precursor of the fiscal challenges many developed countries may face in coming years.

Overall equity market performance was negative for the period across all market capitalizations: large cap equities (-7%), mid cap equities (-1%), and small cap equities (-2%) all declined as represented by the S&P 500, S&P 400 MidCap, and Russell 2000 indices, respectively. During the six-month period nine of ten sectors fell within the Russell 1000 Value Index, led by Energy (-11%), Health Care (-10%), and Materials (-10%). Consumer Staples (+1%) was the only sector to post positive absolute returns.

The Fund’s underperformance versus its benchmark was primarily due to weak stock selection. Stock selection was particularly weak in Financials, Consumer Staples, and Information Technology, more than offsetting stronger selection in Industrials and Energy. The Fund’s overweights (i.e. the Fund’s sector position was greater than the benchmark position) to Health Care and Information Technology also detracted from benchmark-relative results.

Dean Foods (Consumer Staples), Baxter International (Health Care), and Microsoft (Information Technology) detracted most from benchmark-relative returns. Shares of U.S.-based food and beverage company Dean Foods declined due to lower-than-

2

expected earnings as retailers continued to promote less-expensive store brand milk over more profitable premium milk. Diversified healthcare company Baxter saw its shares decline as management cut the 2010 outlook due to weakness in the company’s plasma business. Shares of global technology company Microsoft fell on concerns about sluggish enterprise spending and a slow uptake of the new Windows 7 operating system. Top absolute detractors for the period also included Pfizer (Health Care).

Among the top contributors to benchmark-relative returns were Cummins (Industrials), Cliffs Natural Resources (Materials), and Exxon Mobil (Energy). Shares of Cummins, a global leader in energy efficient and low emission engine technology for commercial vehicles, rose on continued strength in emerging markets businesses and signs of recovery in the U.S. Cliffs Natural Resources, an iron ore mining company, saw its shares rise early in the period as the company reported above-consensus quarterly results. Shares of Exxon Mobil, the world’s largest publicly traded international oil and gas company, fell amid concerns about potential dilution from the firm’s acquisition of XTO. Exxon’s exclusion from the Russell Value Index also weighed on the stock. On average, we were underweight (i.e. the Fund’s sector position was less than the benchmark position) the stock during the period, which contributed positively to relative results. Top absolute contributors for the period also included Boeing (Industrials).

What is the outlook?

The second quarter of 2010 saw a resurgence of risk aversion. During the quarter, investors were forced to confront the impacts of negative news on several fronts: sovereign debt and solvency issues in Europe, concerns about a double-dip global recession and an open-ended oil spill in the Gulf of Mexico. Following on the heels of strong appreciation in risk assets, these events served to reintroduce fear into the investment lexicon, and risk-related assets reacted accordingly: equities fell, fixed income spreads widened and safe havens like gold and the dollar rose.

While there will be inevitable challenges as we emerge from the recession of 2008-2009, we believe the global economy will continue to expand. Fiscal and monetary stimulus are still working their way through the system and emerging markets continue to grow, driving demand and production higher. In our view, this early stage self-reinforcing cycle is likely to underpin growth, albeit at levels below those experienced in many prior recoveries.

From a portfolio perspective, relative sector exposures continue to be informed by bottom-up (i.e. stock by stock fundamental research) investment decisions. Based on bottom-up stock decisions, we ended the period most overweight the Energy, Consumer Discretionary, and Information Technology sectors; our largest underweights were in Financials, Utilities, and Consumer Staples.

Diversification by Industry
as of June 30, 2010

Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	0.6%
Banks (Financials)	5.7
Capital Goods (Industrials)	10.3
Commercial & Professional Services (Industrials)	1.0
Consumer Durables & Apparel (Consumer Discretionary)	3.2
Diversified Financials (Financials)	10.3
Energy (Energy)	15.2
Food & Staples Retailing (Consumer Staples)	2.1
Food, Beverage & Tobacco (Consumer Staples)	4.8
Health Care Equipment & Services (Health Care)	3.8
Household & Personal Products (Consumer Staples)	0.6
Insurance (Financials)	7.1
Materials (Materials)	4.6
Media (Consumer Discretionary)	2.5
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	7.5
Retailing (Consumer Discretionary)	5.2
Semiconductors & Semiconductor Equipment (Information Technology)	3.9
Software & Services (Information Technology)	1.4
Technology Hardware & Equipment (Information Technology)	3.5
Telecommunication Services (Services)	2.7
Utilities (Utilities)	3.6
Short-Term Investments	0.7
Other Assets and Liabilities	(0.3)
Total	100.0%

3

Hartford Value HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6%
	Automobiles & Components - 0.6%
462	Ford Motor Co. ●	$4,655

	Banks - 5.7%
304	PNC Financial Services Group, Inc.	17,181
1,091	Wells Fargo & Co.	27,919
		45,100
	Capital Goods - 10.3%
138	Boeing Co.	8,659
164	Cummins, Inc.	10,694
1,214	General Electric Co.	17,503
157	Illinois Tool Works, Inc.	6,498
375	Ingersoll-Rand plc	12,937
183	PACCAR, Inc.	7,312
455	Textron, Inc.	7,723
307	Tyco International Ltd.	10,823
		82,149
	Commercial & Professional Services - 1.0%
258	Waste Management, Inc.	8,076

	Consumer Durables & Apparel - 3.2%
95	Coach, Inc.	3,480
433	Mattel, Inc.	9,162
252	Stanley Black & Decker, Inc.	12,741
		25,383
	Diversified Financials - 10.3%
217	Ameriprise Financial, Inc.	7,844
1,217	Bank of America Corp.	17,493
356	Bank of New York Mellon Corp.	8,781
178	Credit Suisse Group ADR	6,674
104	Goldman Sachs Group, Inc.	13,678
706	JP Morgan Chase & Co.	25,855
94	Solar Capital Ltd.	1,810
230	Solar Cayman Ltd. ⌂●†	91
		82,226
	Energy - 15.2%
63	Anadarko Petroleum Corp.	2,284
119	Apache Corp.	9,977
300	Baker Hughes, Inc.	12,458
318	Chevron Corp.	21,566
328	ConocoPhillips Holding Co.	16,088
72	EOG Resources, Inc.	7,084
211	Exxon Mobil Corp.	12,040
142	Hess Corp.	7,161
285	Marathon Oil Corp.	8,870
269	Occidental Petroleum Corp.	20,715
80	Southwestern Energy Co. ●	3,091
		121,334
	Food & Staples Retailing - 2.1%
304	CVS/Caremark Corp.	8,916
278	Sysco Corp.	7,931
		16,847
	Food, Beverage & Tobacco - 4.8%
402	Dean Foods Co. ●	4,044
132	General Mills, Inc.	4,674
271	Kraft Foods, Inc.	7,591
122	Molson Coors Brewing Co.	5,151
144	PepsiCo, Inc.	8,783
193	Philip Morris International, Inc.	8,844
		39,087
	Health Care Equipment & Services - 3.8%
181	Baxter International, Inc.	7,372
159	Covidien plc	6,381
359	UnitedHealth Group, Inc.	10,201
113	Zimmer Holdings, Inc. ●	6,102
		30,056
	Household & Personal Products - 0.6%
83	Kimberly-Clark Corp.	5,045

	Insurance - 7.1%
313	ACE Ltd.	16,093
257	Chubb Corp.	12,846
377	Marsh & McLennan Cos., Inc.	8,493
297	Principal Financial Group, Inc.	6,966
583	Unum Group	12,660
		57,058
	Materials - 4.6%
135	Agrium U.S., Inc.	6,607
107	Cliff's Natural Resources, Inc.	5,046
122	Dow Chemical Co.	2,882
255	E.I. DuPont de Nemours & Co.	8,824
146	Mosaic Co.	5,691
641	Rexam plc	2,883
68	Rexam plc ADR	1,529
235	Steel Dynamics, Inc.	3,098
		36,560
	Media - 2.5%
508	CBS Corp. Class B	6,567
793	Comcast Corp. Class A	13,768
		20,335
	Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
155	Abbott Laboratories	7,232
183	Amgen, Inc. ●	9,631
164	Johnson & Johnson	9,704
313	Merck & Co., Inc.	10,942
1,012	Pfizer, Inc.	14,437
152	Teva Pharmaceutical Industries Ltd. ADR	7,887
		59,833
	Retailing - 5.2%
3,040	Buck Holdings L.P. ⌂●†	6,855
316	Home Depot, Inc.	8,867
169	Kohl's Corp. ●	8,042
355	Staples, Inc.	6,763
212	Target Corp.	10,429
		40,956
	Semiconductors & Semiconductor Equipment - 3.9%
693	Intel Corp.	13,479
328	Maxim Integrated Products, Inc.	5,490
404	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,941
361	Texas Instruments, Inc.	8,411
		31,321
	Software & Services - 1.4%
481	Microsoft Corp.	11,066

The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.6% - (continued)
	Technology Hardware & Equipment - 3.5%
548	Cisco Systems, Inc. ●		$11,681
245	Hewlett-Packard Co.		10,604
179	Qualcomm, Inc.		5,878
			28,163
	Telecommunication Services - 2.7%
685	AT&T, Inc.		16,569
183	Verizon Communications, Inc.		5,118
			21,687
	Utilities - 3.6%
230	Edison International		7,292
160	Entergy Corp.		11,481
65	NextEra Energy, Inc.		3,181
269	Northeast Utilities		6,859
			28,813
	Total common stocks
	(cost $840,420)		$795,750

	Total long-term investments
	(cost $840,420)		$795,750

SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
	Bank of America TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $1,783, collateralized by
	FHLMC 5.50%, 2039, FNMA 4.50% -
	5.50%, 2038 - 2040, GNMA 5.00%, 2040,
	value of $1,818)
$1,783	0.05%, 6/30/2010		$1,783
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $305,
	collateralized by FNMA 4.50% - 6.50%,
	2024 - 2040, GNMA 5.00% - 6.50%, 2038 -
	2040, value of $312)
305	0.04%, 6/30/2010		305
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $1,350,
	collateralized by GNMA 3.13% - 7.00%,
	2023 - 2052, value of $1,377)
1,350	0.05%, 6/30/2010		1,350
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $305, collateralized by FHLMC
	2.38% - 5.83%, 2033 - 2038, value of $312)
305	0.06%, 6/30/2010		305
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $1,331,
	collateralized by FHLMC 5.00% - 5.50%,
	2038 - 2039, FNMA 5.00%, 2039, value of
	$1,363)
1,331	0.03%, 6/30/2010		1,331
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 07/01/2010 in the amount of
	$16, collateralized by U.S. Treasury Bill
	0.88%, 2011, value of $16)
16	0.02%, 6/30/2010		16
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $337, collateralized by FNMA
	5.00% - 6.00%, 2033 - 2036, value of $344)
337	0.09%, 6/30/2010		337
			5,427
	Total short-term investments (cost $5,427)		$5,427

	Total investments (cost $845,847) ▲	100.3%	$801,177
	Other assets and liabilities	(0.3)%	(2,683)
	Total net assets	100.0%	$798,494

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.6% of total net assets at June 30, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $848,499 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$34,374
Unrealized Depreciation	(81,696)
Net Unrealized Depreciation	$(47,322)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the  supervision of the Fund's Board of Directors at June 30, 2010, was $6,946, which represents 0.87% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
06/2007	3,040	Buck Holdings L.P.	$2,599
03/2007	230	Solar Cayman Ltd. - 144A	171

The aggregate value of these securities at June 30, 2010 was $6,946 which represents 0.87% of total net assets.

The accompanying notes are an integral part of these financial statements.

5

Hartford Value HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

6

Hartford Value HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$795,750	$785,921	$2,883	$6,946
Short-Term Investments	5,427	–	5,427	–
Total	$801,177	$785,921	$8,310	$6,946

♦	For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance
	December	Gain	Appreciation		Net			Into	Out of	as of June
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases*	Sales	Level 3	Level 3	30, 2010
Assets:
Common Stock	$—	$504	$56	†	$—	$7,175	$(789)	$—	$—	$6,946
Total	$—	$504	$56		$—	$7,175	$(789)	$—	$—	$6,946

*	Securities totaling $3,056 were acquired through fund merger. The market value of these securities on merger date was $7,175.
†	Change in unrealized gains or losses in the current period relating to assets still held at June 30, 2010 was $56.

The accompanying notes are an integral part of these financial statements.

7

Hartford Value HLS Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $845,847)	$801,177
Cash	1
Receivables:
Fund shares sold	110
Dividends and interest	1,142
Other assets	9
Total assets	802,439
Liabilities:
Payables:
Investment securities purchased	3,260
Fund shares redeemed	503
Investment management fees	132
Distribution fees	8
Accrued expenses	42
Total liabilities	3,945
Net assets	$798,494
Summary of Net Assets:
Capital stock and paid-in-capital	$1,062,892
Accumulated undistributed net investment income	4,323
Accumulated net realized loss on investments and foreign currency transactions	(224,051)
Unrealized depreciation of investments	(44,670)
Net assets	$798,494
Shares authorized	800,000
Par value	$0.001
Class IA: Net asset value per share	$8.84
Shares outstanding	74,217
Net assets	$655,796
Class IB: Net asset value per share	$8.82
Shares outstanding	16,186
Net assets	$142,698

The accompanying notes are an integral part of these financial statements.

8

Hartford Value HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$6,388
Interest	5
Less: Foreign tax withheld	(20)
Total investment income, net	6,373

Expenses:
Investment management fees	2,261
Administrative service fees	98
Transfer agent fees	1
Distribution fees - Class IB	145
Custodian fees	5
Accounting services fees	32
Board of Directors' fees	5
Audit fees	5
Other expenses	36
Total expenses (before fees paid indirectly)	2,588
Commission recapture	(5)
Total fees paid indirectly	(5)
Total expenses, net	2,583
Net investment income	3,790

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	32,753
Net realized gain on forward foreign currency contracts	278
Net realized loss on other foreign currency transactions	(232)
Net Realized Gain on Investments and Foreign Currency Transactions	32,799

Net Changes in Unrealized Depreciation of Investments:
Net unrealized depreciation of investments	(129,703)
Net Changes in Unrealized Depreciation of Investments	(129,703)
Net Loss on Investments and Foreign Currency Transactions	(96,904)
Net Decrease in Net Assets Resulting from Operations	$(93,114)

The accompanying notes are an integral part of these financial statements.

9

Hartford Value HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income	$3,790	$4,533
Net realized gain (loss) on investments and foreign currency transactions	32,799	(36,616)
Net unrealized appreciation (depreciation) of investments	(129,703)	93,365
Payment from affiliate	—	13
Net increase (decrease) in net assets resulting from operations	(93,114)	61,295
Distributions to Shareholders:
From net investment income
Class IA	—	(4,102)
Class IB	—	(918)
Total distributions	—	(5,020)
Capital Share Transactions:
Class IA
Sold	40,026	29,879
Issued in merger	531,323	—
Issued on reinvestment of distributions	—	4,102
Redeemed	(83,023)	(51,208)
Total capital share transactions	488,326	(17,227)
Class IB
Sold	18,318	5,033
Issued in merger	97,765	—
Issued on reinvestment of distributions	—	918
Redeemed	(20,713)	(17,885)
Total capital share transactions	95,370	(11,934)
Net increase (decrease) from capital share transactions	583,696	(29,161)
Net increase in net assets	490,582	27,114
Net Assets:
Beginning of period	307,912	280,798
End of period	$798,494	$307,912
Accumulated undistributed (distribution in excess of) net investment income	$4,323	$533
Shares:
Class IA
Sold	3,916	3,824
Issued in merger	52,973	—
Issued on reinvestment of distributions	—	442
Redeemed	(8,439)	(6,471)
Total share activity	48,450	(2,205)
Class IB
Sold	1,904	629
Issued in merger	9,763	—
Issued on reinvestment of distributions	—	99
Redeemed	(2,116)	(2,247)
Total share activity	9,551	(1,519)

The accompanying notes are an integral part of these financial statements.

10

Hartford Value HLS Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Value HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of twenty-nine portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m.

Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no

11

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Foreign-denominated assets, including investment securities, and liabilities are translated from the local currency into U.S. dollars using exchange rates obtained from an independent third party as of the Fund’s Valuation Time.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Forward foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Forward foreign currency contracts are valued using foreign currency exchange rates and forward rates on the Valuation Date from an independent pricing service.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

Foreign Currency – based on rates determined at the close of the Exchange, provided by an independent pricing service.

12

Forward Currency Contracts – valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

13

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level are shown as if they occurred at the beginning of the period.

Refer to the Investment Valuation Hierarchy Levels Summary and the Level 3 roll forward reconciliation found following the Schedules of Investments.

c)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

d)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Wellington Management Company, LLP (“Wellington Management”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

e)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

f)
Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Forward foreign currency contracts may be used to hedge against adverse fluctuations in exchange rates between currencies.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding forward foreign currency contracts as of June 30, 2010.

g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any

14

day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

h)
Illiquid and Restricted Securities – The Fund is permitted to invest up to 15% of its net assets in illiquid securities. “Illiquid Securities” are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid securities or other investments when its sub-adviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the unavailability of reliable market quotations for such securities or investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted securities as of June 30, 2010.

i)
Securities Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for securities that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. During this period, such securities are subject to market fluctuations, and the Fund identifies securities segregated in its records with value at least equal to the amount of the commitment. As of June 30, 2010, the Fund had no outstanding when-issued or delayed delivery securities.

j)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

k)	Additional Derivative Instrument(s) Information

The volume of derivative activity was minimal during the six-month period ended June 30, 2010.

15

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Realized Gain/Loss on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$—	$278	$—	$278
Total	$—	$—	$—	$278	$—	$278

l)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$5,020	$12,907
Long-Term Capital Gains*	—	19,554

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC code Sec. 852(b)(3)(C).

16

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$533
Accumulated Capital and Other Losses*	(50,236)
Unrealized Appreciation†	27,025
Total Accumulated Deficit	$(22,678)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.

†
The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and  partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$(13)
Accumulated Net Realized Gain on Investments	13

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2016	$4,650
2017	44,243
Total	$48,893

As of December 31, 2009, the Fund elected to defer the following post October losses.

Amount
Long-Term Capital Gain	$1,343

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

4.	Expenses:

a)
Investment Management Agreements – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

17

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

HL Advisors has contracted with Wellington Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.
b)
Administrative Services Agreement – For the two-month period January 1, 2010 through February 28, 2010, under the Administrative Services Agreement between HLIC and the Company, on behalf of the Fund, HLIC provided administrative services to the Fund and received monthly compensation at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund assumed and paid certain other expenses (including, but not limited to, accounting, custodian, state taxes and Directors’ fees). Effective March 1, 2010, the Investment Management Agreement was amended to include the administrative services for the Fund and the separate administrative services agreement was terminated.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services and to HLIC for administrative services rendered from January 1, 2010 through February 28, 2010, and the rates of compensation paid to the HL Advisors for the combined services from March 1, 2010 through June 30, 2010; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

Effective March 19, 2010, HL Advisers agreed to reduce its contractual management fee by 0.05% at all breakpoints. Prior to March 19, 2010, the management fee breakpoints were as follows:

Average Daily Net Assets	Annual Fee
On first $250 million	0.8250%
On next $250 million	0.7750%
On next $500 million	0.7250%
On next $4 billion	0.6750%
On next $5 billion	0.6725%
Over $10 billion	0.6700%

c)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

e)
Fees Paid Indirectly – The Company, on behalf of the Fund has entered into agreements with State Street Global Advisers, LLC and Russell Implementation Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to

18

reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, these amounts are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.76%	0.86%	0.84%	0.84%	0.84%	0.85%
Class IB	1.01	1.11	1.09	1.09	1.09	1.10

f)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

g)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. Hartford Investor Services Company, LLC ("HISC"), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. The amount HISC was compensated for providing such services can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

h)
Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provides that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009, as follows:

Amount
Reimbursement	$13

On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of  The Hartford’s variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford settled this matter without admitting or denying the findings of the SEC.

19

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and it is offered directly to certain qualified retirement plans (collectively “Products”). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, Inc. (“Hartford Life”) (the issuers of such variable annuity products), the Fund’s ability to restrict transfers by certain owners of older variable annuity products was limited. During 2006, these annuity owners surrendered the older variable annuity contracts that were the subject of prior litigation. In February 2005, Hartford Life agreed with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contracts owners.

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payments from Affiliate	24.37	24.05

	For the Year Ended December 31, 2006
	Class IA	Class IB
Impact from Payment from Affiliate for SEC Settlement	0.01%	0.01%
Total Return Excluding Payments from Affiliate	21.81	21.51

5.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$931,381
Sales Proceeds Excluding U.S. Government Obligations	399,961

6.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

7.	Fund Merger:

Reorganization of Hartford Equity Income HLS Fund and Hartford Value Opportunities HLS Fund into Hartford Value HLS Fund: At a meeting held on August 5, 2009, the Board of Directors of the Company approved a Form of Agreement and Plan of Reorganization (“Reorganization Agreement”) that provided for the reorganization of a series of the Company, Hartford Equity Income HLS Fund (“Target Fund #1”) into another series of the Company, Hartford Value HLS Fund (“Acquiring Fund”) (the “Reorganization”). The reorganization did not require shareholder approval by the shareholders of Hartford Equity Income HLS Fund or Hartford Value HLS Fund. At a separate meeting held on August 5, 2009, the Board of Directors of Hartford HLS Series Fund II, Inc. approved a Form of Agreement and Reorganization Agreement that provided for the reorganization of a series of Hartford HLS Series Fund II, Inc., Hartford Value Opportunities HLS Fund

20

(Target Fund #2) into a series of the Company, Hartford Value HLS Fund (“Acquiring Fund”) (the “Reorganization”). The reorganization of Hartford Value Opportunities HLS Fund was subject to a shareholder vote which occurred at a special meeting of Hartford Value Opportunities HLS Fund shareholders on January 26, 2010 and the reorganization of Hartford Value Opportunities HLS Fund into Hartford Value HLS Fund was approved.

Pursuant to the Reorganization Agreements, on March 19, 2010, each holder of Class IA and Class IB shares of Hartford Equity Income HLS Fund and Hartford Value Opportunities HLS Fund became the owner of full and fractional shares of the corresponding class in Hartford Value HLS Fund having an equal aggregate value.

This merger was accomplished by tax free exchange as detailed below:

					Acquiring	Net assets of
					Fund shares	Acquiring	Net assets of
	Net assets of	Net assets of			issued to the	Fund	Acquiring
	Target Fund	Target Fund	Target Fund	Target Fund	Target	immediately	Fund
	#1 on Merger	#2 on Merger	#1 shares	#2 shares	Funds'	before	immediately
	Date	Date	exchanged	exchanged	shareholders	merger	after merger

Class IA	$261,089	$270,234	24,063	$20,105	52,973	$250,350	$781,673
Class IB	37,783	59,982	3,480	4,480	9,763	63,311	161,076
Total	$298,872	$330,216	27,543	$24,585	62,736	$313,661	$942,749

	Unrealized Appreciation	Accumulated Net
Fund	(Depreciation)	Realized Gains (Losses)	Capital Stock
Target Fund #1	$21,521	$(49,232)	$326,583
Target Fund #2	$33,835	$(154,730)	$451,111

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Funds, Hartford Value HLS Fund’s pro forma results of operations for the semi-annual period ended June 30, 2010, are as follows:

			Net Decrease in Net
			Assets Resulting from
Fund	Net Investment Income	Net Gain on Investments	Operations
Acquiring Fund	$5,840	$41,420	$(63,263)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Hartford Equity Income HLS Fund and Hartford Value Opportunities HLS Fund that have been included in Hartford Value HLS Fund’s statement of operations since March 19, 2010.

8.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

21

Hartford Value HLS Fund
Financial Highlights
- Selected Per-Share Date (A) -

	Net Asset			Net Realized						Net Increase
	Value at		Payments	and Unrealized	Total from	Dividends from	Distributions			(Decrease) in	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	Net Asset	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Value	of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$9.50	$0.03	$–	$(0.69)	$(0.66)	$–	$–	$–	$–	$(0.66)	$8.84
IB	9.50	0.02	–	(0.70)	(0.68)	–	–	–	–	(0.68)	8.82

For the Year Ended December 31, 2009
IA	7.77	0.14	–	1.75	1.89	(0.16)	–	–	(0.16)	1.73	9.50
IB	7.77	0.13	–	1.74	1.87	(0.14)	–	–	(0.14)	1.73	9.50

For the Year Ended December 31, 2008
IA	12.83	0.20	–	(4.36)	(4.16)	(0.20)	(0.70)	–	(0.90)	(5.06)	7.77
IB	12.81	0.20	–	(4.37)	(4.17)	(0.17)	(0.70)	–	(0.87)	(5.04)	7.77

For the Year Ended December 31, 2007
IA	13.06	0.17	–	1.02	1.19	(0.17)	(1.25)	–	(1.42)	(0.23)	12.83
IB	13.03	0.16	–	1.00	1.16	(0.13)	(1.25)	–	(1.38)	(0.22)	12.81

For the Year Ended December 31, 2006
IA	11.18	0.15	–	2.23	2.38	(0.15)	(0.35)	–	(0.50)	1.88	13.06
IB	11.14	0.13	–	2.21	2.34	(0.10)	(0.35)	–	(0.45)	1.89	13.03

For the Year Ended December 31, 2005
IA	10.73	0.15	–	0.71	0.86	(0.27)	(0.14)	–	(0.41)	0.45	11.18
IB	10.67	0.10	–	0.73	0.83	(0.22)	(0.14)	–	(0.36)	0.47	11.14

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)
During the six-moth period ended June 30, 2010, the Fund incurred $269.8 million in sales associated with the transition of assets from Hartford Equity Income HLS Fund and Hartford Value Opportunities HLS Fund, which merged into the Fund on March 19, 2010. These sales were excluded from the portfolio turnover calculation.

(H)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

22

- Ratios and Supplemental Data -

		Net Assets at	Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio Turnover
Total Return(B)		End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Rate(D)

(7.03	)%(E)	$655,796	0.76	%(F)	0.76	%(F)	1.29	%(F)	46	%(G)
(7.15	)(E)	142,698	1.01	(F)	1.01	(F)	1.04	(F)	–

24.37	(H)	244,909	0.87		0.87		1.65		50
24.06	(H)	63,003	1.12		1.12		1.40		–

(34.03)		217,460	0.84		0.84		1.87		57
(34.20)		63,338	1.09		1.09		1.62		–

8.98		327,689	0.84		0.84		1.42		35
8.70		131,651	1.09		1.09		1.14		–

21.82	(H)	277,982	0.85		0.85		1.37		40
21.52	(H)	148,135	1.10		1.10		1.10		–

8.13		193,655	0.86		0.86		1.42		30
7.86		129,771	1.11		1.11		1.17		–

23

Hartford Value HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

24

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
[1]	Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
[2]	Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009)) Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

25

Hartford Value HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford Value HLS Fund
Shareholder Meeting Results (Unaudited)

The following proposals were addressed and approved at a Special Meeting of Shareholders held on February 12, 2010.

Proposal to approve amendments to the Investment Management Agreement between the Fund and HL Investment Advisors, the purpose of which were to combine the administrative services for the Fund with the management services for the Fund under a single agreement.

Fund	For	Against	Abstain
Hartford Value HLS Fund	30,814,371.274	645,775.216	909,617.349

Proposal to elect Lemma Senbet and John Walters, each currently a Director, as Directors of Hartford Series Fund Inc.

Lemma W. Senbet

Funds	For	Withheld
Hartford Series Fund, Inc.	5,079,578,022.902	241,839,974.106

John C. Walters

Funds	For	Withheld
Hartford Series Fund, Inc.	5,081,138,302.186	240,279,694.822

27

Hartford Value HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$929.65	$3.64	$1,000.00	$1,021.03	$3.81	0.76%	181	365
Class IB	$1,000.00	$928.50	$4.83	$1,001.00	$1,019.79	$5.06	1.01%	181	365

28

Hartford Value HLS Fund
Approval of Investment Management Agreement (Unaudited)

The Board approved the annual continuation of the Investment Management Agreement (the “Agreement”) between Hartford Series Fund, Inc. (“HSF”) and HL Investment Advisors, LLC (“HL Advisors”) with respect to Fund at its meeting on August 4-5, 2009. The Board’s considerations in approving the renewal of the Agreement are disclosed in the December 31, 2009 Annual Report for HSF.

At the November 4-5, 2009 meeting, the Board considered and approved amendments to the Agreement to include administrative services, which had been provided pursuant to a separate agreement, and investment management services under one agreement. The Board, including all of the Independent Directors, approved the amendments to the Agreement with respect to the Fund.

In approving the amendments, in addition to the information presented at the August meeting in connection with the annual review of the Agreement and the additional information provided throughout the year, the Board also considered the fact that the amendments did not result in an overall increase in fees to shareholders. The Board took note of the fact that the management of HL Advisors believes that the proposal to combine the administrative services with the investment management services under a single agreement will produce streamlined fee disclosure, resulting in greater transparency and clarity in the Fund’s prospectuses and financial reports. The Board further noted management's belief that the change would result in consistency across all of the Hartford Funds in the complex in that the funds of HSF are the only funds in the complex (other than the R share classes of the Hartford retail funds) that are subject to a separate administrative services fee. Finally, the Board noted management's view that the proposed changes to the Agreement should also serve to simplify the Board's annual consideration of the investment management arrangements for the Fund in that the investment management and administrative fees would be presented as a single fee for fee comparison purposes, which should facilitate the Board's analysis.

The shareholders of the Fund approved the amendments at a Special Meeting of Shareholders held on February 12, 2010. The amendments were effective as of March 1, 2010.

29

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

“The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. The prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-V10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Schedule of Investments

The Schedule of Investments is included as part of the annual report filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)
Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant’s last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

11(a) (2)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

(b)	Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: August 16, 2010	By: /s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 16, 2010	By: /s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
Its: President

Date: August 16, 2010	By: /s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Controller and Treasurer

EXHIBIT LIST

99.CERT	11(a)(2)	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer

99.906CERT	11(b)	Section 906 certification of principal executive officer and principal financial officer